Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 10.4%
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 01/28/2031 (e) (aa)		1,250	1,250
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 1.22%, 01/28/2031 (e) (aa)		1,577	1,578
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 07/28/2028 (e) (aa)		1,332	1,332
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.06%, 07/18/2027 (e) (aa)		530	529
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 0.95%, 11/17/2027 (e) (aa)		325	325
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 0.97%, 04/22/2027 (e) (aa)		901	901
Autoflorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 0.00%, 12/21/2044 (w) (aa)	EUR	777	911
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 0.00%, 12/21/2044 (w) (aa)	EUR	161	187
Avery Point VI CLO Ltd., (Cayman Islands), Series 2015-6A, Class AR2, (ICE LIBOR USD 3 Month + 0.90%), 1.02%, 08/05/2027 (e) (aa)		1,358	1,356
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,175
Battalion CLO Ltd., (Cayman Islands), Series 2020-18A, Class A1, (ICE LIBOR USD 3 Month + 1.80%), 1.93%, 10/15/2032 (e) (aa)		1,000	1,000
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-VIBR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.31%, 07/20/2034 (e) (aa)		1,000	1,000
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 1.23%, 01/20/2031 (e) (aa)		1,000	999
Birch Grove CLO Ltd.,(Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 1.25%, 06/15/2031 (e) (aa)		2,000	2,000
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 11/20/2028 (e) (aa)		1,443	1,443
BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	113	89
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 10/20/2029 (e) (aa)		500	500
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 02/17/2026		1,060	1,062
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		460	461
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		514	521
Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 0.73%, 08/16/2032 (e) (aa)		767	770
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 1.33%, 10/17/2031 (e) (aa)		750	750
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.44%, 10/25/2037 (e) (aa)		334	337
CNH Equipment Trust, Series 2020-A, Class A2, 1.08%, 07/17/2023		128	128
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)		350	350
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 07/18/2030 (e) (aa)		1,500	1,499
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)		782	782
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 05/20/2025 (e)		750	759
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)		798	795
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	414	329
Ford Credit Auto Lease Trust, Series 2020-B, Class A2B, (ICE LIBOR USD 1 Month + 0.26%), 0.34%, 12/15/2022 (aa)		280	280
Ford Credit Floorplan Master Owner Trust A,
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,416

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.68%, 09/15/2024 (aa)		2,480	2,493
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,407
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 1.32%, 10/15/2030 (e) (aa)		1,650	1,650
Globaldrive Auto Receivables UK plc, (United Kingdom), Series 2019-UKA, Class B, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.50%), 1.55%, 09/20/2026 (aa)	GBP	500	676
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD	800	631
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.73%, 02/25/2036 (aa)		183	183
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16%, 01/17/2023		148	149
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 1.27%, 10/19/2028 (e) (aa)		885	886
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/2023		415	415
KVK CLO Ltd., (Cayman Islands), Series 2018-1A, Class A, (ICE LIBOR USD 3 Month + 0.93%), 1.06%, 05/20/2029 (e) (aa)		257	257
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		213	214
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,496
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 0.98%, 12/16/2058 (e) (aa)		477	477
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 0.99%, 06/27/2067 (e) (aa)		1,145	1,164
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 1.30%, 10/18/2030 (e) (aa)		1,900	1,901
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		300	310
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)		1,326	1,323
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		800	799
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 04/30/2027 (e) (aa)		76	76
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 0.98%, 01/20/2027 (e) (aa)		595	596
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.88%, 07/25/2035 (aa)		1,199	1,200
PRET LLC, Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		788	788
Prodigy Finance CM2021-1 DAC, (Ireland), Series 2021-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 07/25/2051 (e) (aa)		223	224
Red & Black Auto Germany UG, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 0.00%, 09/15/2030 (w) (aa)	EUR	200	233
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 1.22%, 01/15/2030 (e) (aa)		1,000	1,002
Santander Drive Auto Receivables Trust,
Series 2020-4, Class A3, 0.48%, 07/15/2024		500	500
Series 2021-2, Class A2, 0.28%, 04/15/2024		287	288
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 1.19%, 11/14/2034 (aa)	EUR	500	587
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 0.59%, 12/15/2027 (e) (aa)		490	490
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 10/25/2029 (e) (aa)		1,420	1,422
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		303	306
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 1.53%, 02/17/2032 (e) (aa)		992	1,005

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		699	711
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 0.98%, 09/15/2034 (e) (aa)		1,377	1,385
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		681	688
Series 2021-C, Class A1, (ICE LIBOR USD 1 Month + 0.40%), 0.48%, 01/15/2053 (e) (aa)		453	453
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		24	24
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 2.36%, 12/27/2032 (e)		275	277
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)		298	298
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 07/15/2030 (e)		74	74
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 1.29%, 10/13/2029 (e) (aa)		265	265
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 0.00%, 11/20/2061 (e) (aa)		286	286
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 1.09%, 05/25/2058 (e) (aa)		488	492
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,520
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 1.35%, 10/15/2029 (e) (aa)		2,100	2,096
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 0.36%, 07/22/2024 (aa)		520	521
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 1.11%, 07/23/2027 (e) (aa)		583	583
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 10/15/2031 (e) (aa)		1,150	1,150
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 1.11%, 06/07/2030 (e) (aa)		270	270
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024		241	241

Total Asset-Backed Securities (Cost $64,151)			64,296

Certificates of Deposit — 2.1%
Financial — 2.1%
Banks — 2.1%
Barclays Bank plc, (United Kingdom), 0.33%, 02/01/2022		1,900	1,901
Credit Suisse AG, (Switzerland),
(United States SOFR + 0.43%), 0.48%, 10/28/2022 (aa)		4,500	4,501
0.50%, 10/28/2022		1,400	1,399
Goldman Sachs Bank USA, 0.00%, 01/13/2023		2,000	2,001
Sumitomo Mitsui Banking Corp., (Japan), 0.70%, 07/15/2022		3,000	3,011

Total Financial			12,813

Total Certificates of Deposit (Cost $12,800)			12,813

Collateralized Mortgage Obligations — 3.8%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.82%, 11/16/2066 (e) (aa)		114	115
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP	968	1,317
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 08/20/2045 (aa)	GBP	607	823
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)		225	226
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		379	381

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.02%, 09/12/2068 (aa)	GBP	224	303
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP	231	314
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP	417	568
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.90%, 05/25/2050 (aa)		2,206	2,224
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		846	854
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.74%, 12/20/2064 (aa)		1,501	1,513
Series 2017-121, Class PE, 3.00%, 07/20/2046		429	438
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.44%, 08/20/2065 (aa)		2,096	2,097
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.51%, 05/20/2044 (aa)		575	576
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.55%, 06/20/2071 (aa)		1,601	1,729
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		438	443
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, (United States 30 Day Average SOFR + 0.85%), 0.90%, 02/25/2052 (e) (aa)		993	995
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,433	1,434
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.92%, 11/15/2049 (aa)	GBP	47	63
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		536	533
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		159	172
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		1,169	1,170
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP	446	604
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		379	378
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.87%, 08/20/2056 (aa)	GBP	175	236
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP	800	1,082
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.70%, 01/21/2070 (e) (aa)		110	110
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		523	525
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		283	283
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		599	599
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2060 (e) (aa)	GBP	185	251
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP	749	1,012

Total Collateralized Mortgage Obligations (Cost $23,050)			23,368

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 4.0%
AREIT Trust,
Series 2019-CRE3, Class A, (United States 30 Day Average SOFR + 1.13%), 1.18%, 09/14/2036 (e) (aa)	432	432
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 1.18%, 07/17/2026 (e) (w) (aa) (bb)	700	700
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.13%, 04/15/2036 (e) (aa)	400	399
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 09/15/2036 (e) (aa)	500	500
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.83%, 11/15/2035 (e) (aa)	660	660
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	1,117	1,171
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)	1,000	1,065
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 1.28%, 10/15/2036 (e) (aa)	900	900
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,299	1,294
COMM Mortgage Trust,
Series 2013-CR8, Class A5, 3.61%, 06/10/2046 (z)	418	436
Series 2013-CR11, Class A4, 4.26%, 08/10/2050	750	797
Series 2013-CR12, Class A4, 4.05%, 10/10/2046	260	276
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	960	992
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,714
Series 2015-CR23, Class A2, 2.85%, 05/10/2048	569	576
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	430	431
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	399	413
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	971	987
Series 2013-GC16, Class A4, 4.27%, 11/10/2046	1,000	1,064
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/2031 (e)	1,000	1,054
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	123	126
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	407	419
Morgan Stanley Capital I Trust,
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,415
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 05/15/2036 (e) (aa)	700	698
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.05%, 04/14/2036 (e) (aa)	382	382
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	356	358
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.13%, 07/15/2046 (e) (aa)	742	741
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	432
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	8	8
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,617	1,642
Series 2013-C11, Class A5, 3.07%, 03/15/2045	891	910
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	506	513
Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)	1,250	1,337

Total Commercial Mortgage-Backed Securities (Cost $24,977)		24,842

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 54.0%
Basic Materials — 1.4%
Chemicals — 1.4%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 1.11%), 1.23%, 11/15/2023 (aa)		1,500	1,529
4.21%, 11/15/2023		2,000	2,148
International Flavors & Fragrances, Inc., 0.70%, 09/15/2022 (e)		2,400	2,407
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 10/01/2023 (aa)		2,400	2,401

Total Basic Materials			8,485

Communications — 4.1%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	423

Media — 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital,
(ICE LIBOR USD 3 Month + 1.65%), 1.78%, 02/01/2024 (aa)		3,800	3,908
4.46%, 07/23/2022		5,250	5,383

			9,291

Telecommunications — 2.5%
AT&T, Inc.,
(United States SOFR + 0.64%), 0.69%, 03/25/2024 (aa)		3,750	3,757
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.26%, 09/19/2023 (aa)	AUD	720	527
(ICE LIBOR USD 3 Month + 1.18%), 1.29%, 06/12/2024 (aa)		4,000	4,097
SK Telecom Co. Ltd., (South Korea), Reg. S, 3.75%, 04/16/2023		400	418
Verizon Communications, Inc.,
(United States SOFR + 0.50%), 0.55%, 03/22/2024 (aa)		5,000	5,044
(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 05/15/2025 (aa)		200	205
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.23%, 02/17/2023 (aa)	AUD	1,800	1,313

			15,361

Total Communications			25,075

Consumer Cyclical — 7.0%
Auto Manufacturers — 6.7%
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)		1,100	1,119
BMW US Capital LLC, (United States SOFR + 0.38%), 0.43%, 08/12/2024 (e) (aa)		2,130	2,141
Daimler Finance North America LLC,
Reg. S, (ICE LIBOR USD 3 Month + 0.67%), 0.79%, 11/05/2021 (aa)		300	300
1.75%, 03/10/2023 (e)		1,800	1,833
2.55%, 08/15/2022 (e)		3,250	3,313
General Motors Financial Co., Inc.,
(United States SOFR + 0.76%), 0.81%, 03/08/2024 (aa)		1,000	1,009
1.05%, 03/08/2024		750	753
(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 11/06/2021 (aa)		730	731
3.45%, 04/10/2022		2,000	2,021
3.55%, 07/08/2022		4,750	4,863
4.15%, 06/19/2023		500	528
Hyundai Capital America,
0.80%, 04/03/2023 (e)		2,790	2,791
1.00%, 09/17/2024 (e)		725	723
Reg. S, 4.13%, 06/08/2023		300	316

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Nissan Motor Acceptance Co. LLC,
(ICE LIBOR USD 3 Month + 0.64%), 0.75%, 03/08/2024 (e) (aa)	3,375	3,382
(ICE LIBOR USD 3 Month + 0.65%), 0.78%, 07/13/2022 (e) (aa)	600	601
(ICE LIBOR USD 3 Month + 0.69%), 0.82%, 09/28/2022 (e) (aa)	1,800	1,804
(ICE LIBOR USD 3 Month + 0.89%), 1.02%, 01/13/2022 (e) (aa)	40	40
1.05%, 03/08/2024 (e)	1,170	1,165
Stellantis NV, (Netherlands), 5.25%, 04/15/2023	2,000	2,133
Toyota Motor Credit Corp., 3.30%, 01/12/2022	1,100	1,110
Volkswagen Group of America Finance LLC,
0.75%, 11/23/2022 (e)	6,000	6,017
2.70%, 09/26/2022 (e)	200	205
2.90%, 05/13/2022 (e)	1,250	1,270
4.25%, 11/13/2023 (e)	1,000	1,072

		41,240

Retail — 0.3%
7-Eleven, Inc., 0.63%, 02/10/2023 (e)	1,700	1,700

Total Consumer Cyclical		42,940

Consumer Non-cyclical — 6.3%
Agriculture — 1.3%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.00%, 08/15/2022 (aa)	3,200	3,217
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	2,800	2,855
JT International Financial Services BV, (Netherlands), Reg. S, 3.50%, 09/28/2023	1,700	1,800

		7,872

Biotechnology — 0.3%
Gilead Sciences, Inc., 0.75%, 09/29/2023	2,000	2,000

Food — 1.2%
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 1.01%), 1.14%, 10/17/2023 (aa)	1,797	1,828
2.60%, 10/12/2022	915	935
6.41%, 10/15/2022	500	530
Kroger Co. (The), 2.80%, 08/01/2022	3,000	3,055
Tyson Foods, Inc., 4.50%, 06/15/2022	792	807

		7,155

Healthcare - Services — 1.1%
Anthem, Inc.,
2.95%, 12/01/2022	1,500	1,542
3.13%, 05/15/2022	4,149	4,220
Humana, Inc., 0.65%, 08/03/2023	1,200	1,201

		6,963

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 2.4%
AbbVie, Inc., 2.90%, 11/06/2022		3,500	3,594
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 1.01%), 1.13%, 12/15/2023 (e) (aa)		2,700	2,735
3.88%, 12/15/2023 (e)		3,700	3,937
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 1.15%, 06/06/2022 (aa)		945	951
CVS Health Corp., 3.50%, 07/20/2022		279	285
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023		2,000	2,085
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023		1,000	1,078

			14,665

Total Consumer Non-cyclical			38,655

Diversified — 0.3%
Holding Companies—Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022		1,700	1,751

Energy — 1.8%
Oil & Gas — 1.2%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		750	751
Diamondback Energy, Inc., 0.90%, 03/24/2023		900	900
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021		1,500	1,513
Phillips 66, 0.90%, 02/15/2024		1,800	1,800
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024		1,500	1,563
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026		1,000	1,080

			7,607

Pipelines — 0.6%
Enbridge, Inc., (Canada),
(United States SOFR + 0.40%), 0.45%, 02/17/2023 (aa)		375	376
0.55%, 10/04/2023 (w)		220	220
4.00%, 10/01/2023		1,750	1,853
Williams Cos., Inc. (The), 3.60%, 03/15/2022		1,500	1,514

			3,963

Total Energy			11,570

Financial — 25.9%
Banks — 22.4%
Banco Santander Chile, (Chile), Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.32%, 11/28/2021 (aa)		3,000	3,003
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)		1,200	1,202
3.85%, 04/12/2023		3,400	3,571
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.96%), 1.10%, 07/23/2024 (aa)		1,500	1,521
(Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD	1,000	797
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		9,366	9,652
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 05/16/2024 (aa)		4,400	4,476
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.81%, 06/15/2023 (aa)	AUD	1,000	738
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		3,600	3,655

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.76%, 12/16/2022 (aa)	AUD	500	368
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 1.35%, 05/22/2022 (e) (aa)		1,000	1,007
(ICE LIBOR USD 3 Month + 1.24%), 1.35%, 09/12/2023 (e) (aa)		1,000	1,019
3.00%, 05/22/2022 (e)		1,000	1,017
Canadian Imperial Bank of Commerce, (Canada), 0.45%, 06/22/2023		2,200	2,200
CIT Group, Inc., 5.00%, 08/15/2022		200	207
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.08%, 07/24/2023 (aa)		700	704
(ICE LIBOR USD 3 Month + 1.07%), 1.18%, 12/08/2021 (aa)		2,000	2,002
(United States SOFR + 1.67%), 1.68%, 05/15/2024 (aa)		1,250	1,274
(BBSW ASX Australian 3 Month + 1.72%), 1.74%, 10/27/2023 (aa)	AUD	1,000	742
(United States SOFR + 0.87%), 2.31%, 11/04/2022 (aa)		700	701
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		3,233	3,260
Citizens Bank NA, 3.25%, 02/14/2022		2,000	2,017
Credit Suisse AG, (Switzerland), 0.52%, 08/09/2023		4,200	4,204
Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)		1,700	1,714
3.80%, 06/09/2023		1,000	1,053
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.80%, 09/15/2022		2,340	2,417
Danske Bank A/S, (Denmark), Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.17%, 09/12/2023 (aa)		500	506
Deutsche Bank AG, (Germany), 3.95%, 02/27/2023		1,500	1,567
Federation des Caisses Desjardins du Quebec, (Canada), (United States SOFR + 0.43%), 0.48%, 05/21/2024 (e) (aa)		1,900	1,904
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 04/16/2022 (aa)		1,700	1,704
Goldman Sachs Group, Inc. (The),
0.48%, 01/27/2023		800	800
0.52%, 03/08/2023		4,000	4,002
(United States SOFR + 0.50%), 0.55%, 09/10/2024 (aa)		2,500	2,504
(ICE LIBOR USD 3 Month + 0.75%), 0.88%, 02/23/2023 (aa)		1,000	1,008
3.20%, 02/23/2023		1,516	1,570
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.83%, 10/02/2022 (e) (aa)		400	401
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 05/18/2024 (aa)		3,500	3,541
(ICE LIBOR USD 3 Month + 1.23%), 1.34%, 03/11/2025 (aa)		1,000	1,020
3.60%, 05/25/2023		1,500	1,577
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.25%), 2.86%, 03/17/2023 (aa)		4,600	4,651
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 0.99%, 07/26/2023 (aa)		2,300	2,329
3.22%, 03/07/2022		3,000	3,038
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.63%), 0.76%, 05/25/2024 (aa)		5,000	5,032
(ICE LIBOR USD 3 Month + 0.94%), 1.06%, 02/28/2022 (aa)		1,000	1,004
3.55%, 03/05/2023		2,500	2,610

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Morgan Stanley,
(United States SOFR + 0.46%), 0.53%, 01/25/2024 (aa)		5,000	5,003
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD	1,800	1,425
(United States SOFR + 0.70%), 0.75%, 01/20/2023 (aa)		900	902
3.75%, 02/25/2023		1,000	1,046
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.59%, 05/15/2023 (aa)		400	403
(ICE LIBOR USD 3 Month + 1.55%), 1.68%, 06/25/2024 (aa)		1,750	1,786
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)		1,000	1,018
3.88%, 09/12/2023		4,400	4,666
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 1.71%, 09/29/2022 (e) (aa)		2,100	2,132
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.06%, 08/30/2023 (e) (aa)		200	203
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 0.27%, 08/12/2024 (aa)	AUD	1,000	724
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 05/02/2022 (aa)		800	802
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.35%, 01/19/2024 (aa)		800	802
Santander UK Group Holdings plc, (United Kingdom), 3.57%, 01/10/2023		1,000	1,009
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022		1,900	1,921
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,706
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.27%, 10/16/2024 (aa)	AUD	2,300	1,700
Synchrony Bank, 3.00%, 06/15/2022		300	305
UBS AG, (Switzerland),
(United States SOFR + 0.36%), 0.41%, 02/09/2024 (e) (aa)		1,000	1,004
(United States SOFR + 0.45%), 0.50%, 08/09/2024 (e) (aa)		1,615	1,625
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.89%, 07/30/2025 (aa)	AUD	2,100	1,540
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,500	3,574
UniCredit SpA, (Italy), 3.75%, 04/12/2022 (e)		1,454	1,478
Wells Fargo & Co.,
(United States SOFR + 1.60%), 1.65%, 06/02/2024 (aa)		3,000	3,058
2.51%, 10/27/2023 (f)	CAD	2,500	2,029
Woori Bank, (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.87%), 1.00%, 02/01/2023 (aa)		300	302

			137,452

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.13%, 07/03/2023		2,600	2,735
4.45%, 12/16/2021		700	703
Air Lease Corp., (ICE LIBOR USD 3 Month + 0.35%), 0.47%, 12/15/2022 (aa)		2,800	2,805
Ally Financial, Inc., 4.63%, 05/19/2022		500	513

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Aviation Capital Group LLC,
2.88%, 01/20/2022 (e)		1,400	1,407
3.88%, 05/01/2023 (e)		2,500	2,609
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)		1,500	1,507
Capital One Financial Corp., 2.60%, 05/11/2023		3,500	3,617
GE Capital Canada Funding Co., (Canada), 4.60%, 01/26/2022	CAD	600	480
Mitsubishi HC Capital, Inc., (Japan),
2.65%, 09/19/2022 (e)		800	814
3.96%, 09/19/2023 (e)		550	583
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,928
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)		1,300	1,347
Synchrony Financial, 2.85%, 07/25/2022		300	305

			21,353

Total Financial			158,805

Government — 0.1%
Sovereign — 0.1%
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 2.89%, 04/20/2022		800	810

Industrial — 2.3%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024		1,200	1,202
4.51%, 05/01/2023		1,000	1,057

			2,259

Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023		695	696

Machinery - Construction & Mining — 0.2%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023		1,000	1,003

Machinery - Diversified — 0.1%
Rockwell Automation, Inc., 0.35%, 08/15/2023		480	480

Packaging & Containers — 0.3%
Berry Global, Inc., 0.95%, 02/15/2024 (e)		1,800	1,802

Transportation — 0.3%
Ryder System, Inc., 3.88%, 12/01/2023		2,000	2,135

Trucking & Leasing — 0.9%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.84%, 11/05/2021 (aa)		500	501
Penske Truck Leasing Co. Lp / PTL Finance Corp.,
2.70%, 03/14/2023 (e)		3,000	3,084
3.90%, 02/01/2024 (e)		2,000	2,132

			5,717

Total Industrial			14,092

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 2.1%
Semiconductors — 0.5%
NXP BV / NXP Funding LLC, (Multinational),
3.88%, 09/01/2022 (e)		400	412
4.63%, 06/01/2023 (e)		2,500	2,658

			3,070

Software — 1.6%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023		3,745	3,743
Fiserv, Inc., 3.80%, 10/01/2023		1,000	1,063
Oracle Corp., 2.40%, 09/15/2023		2,000	2,069
VMware, Inc., 0.60%, 08/15/2023		3,100	3,104

			9,979

Total Technology			13,049

Utilities — 2.7%
Electric — 2.7%
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 09/15/2023 (aa)		1,800	1,800
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 0.76%, 03/11/2022 (aa)		2,000	2,005
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		300	333
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		440	458
NextEra Energy Capital Holdings, Inc.,
(United States SOFR + 0.54%), 0.59%, 03/01/2023 (aa)		710	713
0.65%, 03/01/2023		3,965	3,979
Pacific Gas and Electric Co.,
(ICE LIBOR USD 3 Month + 1.48%), 1.60%, 06/16/2022 (aa)		3,000	3,001
1.75%, 06/16/2022		600	599
3.25%, 06/15/2023		100	103
3.40%, 08/15/2024		100	104
3.75%, 02/15/2024		100	104
3.85%, 11/15/2023		100	104
4.25%, 08/01/2023		800	837
Southern California Edison Co., 0.70%, 04/03/2023		2,200	2,205

Total Utilities			16,345

Total Corporate Bonds (Cost $331,027)			331,577

Foreign Government Securities — 2.1%
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	3,053
Japan Treasury Discount Bill, (Japan), Series 952, Zero Coupon, 11/22/2021	JPY	800,000	7,189
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 0.93%, 10/30/2022 (aa)		400	403
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.00%, 07/16/2023 (aa)		800	807
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021		1,200	1,201

Total Foreign Government Securities (Cost $12,857)			12,653

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.6% (t)
Alaska — 0.0% (g)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.34%, 12/01/2022	235	235

California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	589

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	450

North Carolina — 0.1%
University of North Carolina at Charlotte (The),
Rev., 0.29%, 04/01/2022	175	175
Rev., 0.41%, 04/01/2023	350	351

		526

Pennsylvania — 0.3%
Pennsylvania Economic Development Financing Authority, State System Higher Education, Rev., 0.29%, 06/15/2022	315	315
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,561

		1,876

Total Municipal Bonds (Cost $3,670)		3,676

U.S. Government Agency Securities — 1.1%
FHLBs,
0.96%, 03/05/2026	3,100	3,098
1.10%, 08/20/2026	1,800	1,797
1.11%, 07/27/2026	1,700	1,699

Total U.S. Government Agency Securities (Cost $6,600)		6,594

U.S. Treasury Obligation — 4.7%
U.S. Treasury Notes, 0.38%, 09/15/2024 (Cost $28,665)	28,800	28,672

Short-Term Investments — 18.1%
Certificates of Deposit — 1.5%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.04%), 0.18%, 10/06/2021 (aa)	2,000	2,000
Bank of Nova Scotia (The), (Canada), 0.20%, 09/21/2022 (n)	3,000	3,000
Barclays Bank plc, (United Kingdom), 0.24%, 04/08/2022 (n)	2,000	2,001
0.27%, 03/03/2022 (n)	2,000	2,001

Total Certificates of Deposit		9,002

Corporate Bonds — 0.4%
Pacific Gas and Electric Co., (ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (aa)	900	900
Southern California Edison Co., Series F, (United States SOFR + 0.35%), 0.40%, 06/13/2022 (aa)	1,500	1,501

Total Corporate Bonds		2,401

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Foreign Government Securities — 6.0%
Alberta T-Bill, (Canada), Zero Coupon, 10/19/2021	CAD	5,000		3,947
Japan Treasury Discount Bill, (Japan),
Series 1005, Zero Coupon, 10/04/2021	JPY	850,000		7,638
Series 1010, Zero Coupon, 01/25/2022	JPY	1,500,000		13,483
Reg. S, Series 1014, Zero Coupon, 11/08/2021	JPY	699,000		6,281
Reg. S, Series 1026, Zero Coupon, 01/06/2022	JPY	170,000		1,528
Ontario T-Bill, (Canada), Zero Coupon, 10/20/2021	CAD	5,000		3,947

Total Foreign Government Securities				36,824

Municipal Bonds — 0.2% (t)
Alaska Municipal Bond Bank Authority, Taxable, Series 2, Rev., 0.24%, 12/01/2021		440		440
City of Philadelphia Water & Wastewater Revenue, Taxable, Series B, Rev., 0.25%, 01/01/2022		755		755
West Rankin Utility Authority, Taxable, Rev., AGM, 0.27%, 01/01/2022		135		135

Total Municipal Bonds				1,330

Time Deposits — 10.0%
BNP Paribas SA, (0.79%), 10/01/2021	EUR	—	(h)	—	(h)
Brown Brothers Harriman,
(0.23%), 10/01/2021	AUD	9		7
0.01%, 10/01/2021	CAD	197		155
Citibank NA, 0.01%, 10/01/2021	GBP	94		127
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021		61,206		61,206

Total Time Deposits				61,495

Total Short-Term Investments (Cost $111,424)				111,052

Total Investments — 100.9% (Cost—$619,221)*				619,543
Liabilities in Excess of Other Assets — (0.9)%				(5,779)

NET ASSETS — 100.0%				$613,764

Percentages indicated are based on net assets

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	108	12/2022	CAD	21,070	(15)
Canadian Bankers’ Acceptance	123	03/2023	CAD	24,114	(186)
U.S. Treasury 10 Year Note	5	12/2021	USD	658	— (h)

					(201)

Short Contracts
U.S. Treasury 2 Year Note	(41)	12/2021	USD	(9,021)	(1)
U.S. Treasury 5 Year Note	(204)	12/2021	USD	(25,150)	111
U.S. Ultra Treasury 10 Year Note	(24)	12/2021	USD	(3,566)	79

					189

Total unrealized appreciation (depreciation)					(12)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	6,331	CAD	7,981	Bank of America, NA	10/04/2021	30
CAD	4,697	USD	3,689	Barclays Bank plc	10/04/2021	19
USD	6,054	GBP	4,416	Barclays Bank plc	10/04/2021	103
USD	37	GBP	27	Barclays Bank plc	10/04/2021	1
USD	730	GBP	530	Morgan Stanley & Co.	10/04/2021	16
USD	7,744	JPY	850,000	BNP Paribas	10/04/2021	107
USD	2,923	AUD	4,028	Bank of America, NA	10/05/2021	11
USD	4,744	AUD	6,471	Bank of America, NA	10/05/2021	65
USD	3,974	CAD	4,998	Citibank, NA	10/20/2021	29
USD	2	CAD	2	Citibank, NA	10/20/2021	— (h)
USD	3,950	AUD	5,446	Bank of America, NA	11/02/2021	12
USD	2,385	CAD	3,017	Morgan Stanley & Co.	11/02/2021	3
USD	6,725	GBP	4,973	Bank of America, NA	11/02/2021	24
USD	4,886	JPY	539,000	Bank of America, NA	11/08/2021	42
USD	1,457	JPY	160,000	Bank of America, NA	11/08/2021	19
USD	7,346	JPY	800,000	Citibank NA	11/22/2021	156
USD	598	EUR	507	Citibank, NA	12/15/2021	10
USD	694	GBP	501	BNP Paribas	12/15/2021	19
USD	1,542	JPY	170,000	Morgan Stanley & Co.	01/06/2022	13
USD	13,676	JPY	1,500,000	Citibank, NA	01/25/2022	181

Total unrealized appreciation						860

CAD	267	USD	212	Morgan Stanley & Co.	10/04/2021	(1)
CAD	3,017	USD	2,385	Morgan Stanley & Co.	10/04/2021	(3)
GBP	4,973	USD	6,724	Bank of America, NA	10/04/2021	(24)
AUD	5,446	USD	3,949	Bank of America, NA	10/05/2021	(12)
USD	3,942	CAD	5,000	Citibank, NA	10/19/2021	(5)
USD	3,689	CAD	4,697	Barclays Bank plc	11/02/2021	(19)

Total unrealized depreciation						(64)

Net unrealized appreciation (depreciation)						796

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	(5)	(5)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	(7)	(7)

Total						—	(12)	(12)

(a) Value of floating rate index as of September 30, 2021 was as follows:
FLOATING RATE INDEX
ICE LIBOR USD 1 Month								0.08%
ICE LIBOR USD 3 Month								0.13%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2021:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.42	USD	700	(15)	(2)		(17)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.48	USD	3,400	(83)	— (h	)	(83)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.53	USD	8,600	(215)	8		(207)

Total							(313)	6		(307)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RMBS	—	Residential Mortgage Backed Security
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2021.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2021.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 3.2%
BMW Canada Auto Trust, (Canada), Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD 122	97
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	514	521
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 1.44%, 10/25/2037 (e) (aa)	334	337
DT Auto Owner Trust, Series 2020-3A, Class A, 0.54%, 04/15/2024 (e)	899	900
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	897	894
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD 414	329
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 0.68%, 09/15/2024 (aa)	600	603
Series 2020-1, Class A1, 0.70%, 09/15/2025	1,700	1,708
GMF Canada Leasing Trust, (Canada), Series 2021-1A, Class A2, 0.64%, 03/20/2024 (e)	CAD 800	631
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.65%), 0.73%, 02/25/2036 (aa)	186	186
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	213	214
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)	900	898
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 0.99%, 06/27/2067 (e) (aa)	1,298	1,319
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	350	362
Oscar US Funding XII LLC, (Japan), Series 2021-1A, Class A2, 0.40%, 03/11/2024 (e)	1,503	1,500
Oscar US Funding XIII LLC, Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)	900	899
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 0.88%, 07/25/2035 (aa)	1,556	1,557
PRET LLC, Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)	887	886
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 10/25/2029 (e) (aa)	1,578	1,580
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	303	305
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	743	756
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	778	786
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	24	24
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	137	138
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 0.00%, 11/20/2061 (e) (aa)	286	286
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 1.09%, 05/25/2058 (e) (aa)	488	492
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,824
World Omni Select Auto Trust, Series 2020-A, Class A2, 0.47%, 06/17/2024	241	241

Total Asset-Backed Securities (Cost $20,085)		20,273

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 3.9%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.82%, 11/16/2066 (e) (aa)	114	115
Canterbury Finance NO 1 plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 1.40%, 05/16/2056 (aa)	GBP 968	1,318
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 08/20/2045 (aa)	GBP 607	823
COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.26%, 09/25/2065 (e) (z)	225	226
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)	379	381
Finsbury Square plc, (United Kingdom),
Series 2018-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.95%), 1.02%, 09/12/2068 (aa)	GBP 561	757
Series 2019-3, Class A, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.01%), 1.06%, 12/16/2069 (aa)	GBP 308	418
Series 2020-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.30%), 1.35%, 06/16/2070 (e) (aa)	GBP 417	568
FNMA REMICS, Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 0.90%, 05/25/2050 (aa)	2,458	2,479
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)	958	967
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 0.74%, 12/20/2064 (aa)	1,501	1,513
Series 2017-121, Class PE, 3.00%, 07/20/2046	510	520
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 0.44%, 08/20/2065 (aa)	2,096	2,097
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 0.51%, 05/20/2044 (aa)	675	676
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 1.55%, 06/20/2071 (aa)	1,701	1,837
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)	350	355
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, (United States 30 Day Average SOFR + 0.85%), 0.90%, 02/25/2052 (e) (aa)	1,092	1,095
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)	1,528	1,529
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 0.92%, 11/15/2049 (aa)	GBP 59	79
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)	625	622
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	159	172
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)	1,242	1,243
Polaris RMBS, (United Kingdom), Series 2019-1, Class A, Reg. S, (SONIA Deposit Rates Swap 1 Month + 1.25%), 1.30%, 04/27/2057 (aa)	GBP 491	664
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)	379	378
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 0.87%, 08/20/2056 (aa)	GBP 233	315
Sage AR Funding No 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 1.30%, 11/17/2030 (e) (aa)	GBP 800	1,082
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 0.70%, 01/21/2070 (e) (aa)	110	110
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)	627	630
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)	674	674
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2060 (e) (aa)	GBP 185	251
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 0.95%, 07/20/2045 (e) (aa)	GBP 749	1,012

Total Collateralized Mortgage Obligations (Cost $24,541)		24,906

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 1.3%
AREIT Trust,
Series 2019-CRE3, Class A, (United States 30 Day Average SOFR + 1.13%), 1.18%, 09/14/2036 (e) (aa)	432	432
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 1.18%, 07/17/2026 (e) (w) (aa) (bb)	600	600
AREIT Trust, (Cayman Islands), Series 2020-CRE4, Class A, (United States 30 Day Average SOFR + 2.73%), 2.78%, 04/15/2037 (e) (aa)	611	614
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.13%, 04/15/2036 (e) (aa)	400	399
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 09/15/2036 (e) (aa)	500	500
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 0.83%, 11/15/2035 (e) (aa)	718	718
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	931	976
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 1.28%, 10/15/2036 (e) (aa)	900	900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	407	419
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 05/15/2036 (e) (aa)	700	698
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.05%, 04/14/2036 (e) (aa)	382	382
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 1.19%, 06/16/2036 (e) (aa)	563	564
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 03/15/2045	891	910

Total Commercial Mortgage-Backed Securities (Cost $8,121)		8,112

Corporate Bonds — 15.1%
Communications — 0.6%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023	200	211

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, (ICE LIBOR USD 3 Month + 1.65%), 1.78%, 02/01/2024 (aa)	1,700	1,748

Telecommunications — 0.3%
AT&T, Inc., Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.26%, 09/19/2023 (aa)	AUD 800	585
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 1.10%), 1.22%, 05/15/2025 (aa)	200	206
Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 1.23%, 02/17/2023 (aa)	AUD 1,400	1,021

		1,812

Total Communications		3,771

Consumer Cyclical — 1.2%
Auto Manufacturers — 0.9%
General Motors Financial Co., Inc., 3.45%, 04/10/2022	1,500	1,516
Hyundai Capital America,
0.80%, 04/03/2023 (e)	1,200	1,201
3.00%, 06/20/2022 (e)	174	177
Reg. S, 4.13%, 06/08/2023	300	316

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Nissan Motor Acceptance Co. LLC,
(ICE LIBOR USD 3 Month + 0.65%), 0.78%, 07/13/2022 (e) (aa)	700	701
(ICE LIBOR USD 3 Month + 0.69%), 0.82%, 09/28/2022 (e) (aa)	1,620	1,623

		5,534

Retail — 0.3%
7-Eleven, Inc., 0.63%, 02/10/2023 (e)	1,800	1,800
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 1.14%, 03/08/2024 (aa)	AUD 600	439

		2,239

Total Consumer Cyclical		7,773

Consumer Non-cyclical — 1.7%
Agriculture — 1.0%
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.88%), 1.00%, 08/15/2022 (aa)	3,500	3,519
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,161

		6,680

Food — 0.1%
General Mills, Inc., 6.41%, 10/15/2022	600	636

Pharmaceuticals — 0.6%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.13%, 12/15/2023 (e) (aa)	3,500	3,546

Total Consumer Non-cyclical		10,862

Diversified — 0.3%
Holding Companies—Diversified — 0.3%
Hutchison Whampoa International 12 II Ltd., (Cayman Islands), Reg. S, 3.25%, 11/08/2022	1,825	1,879

Energy — 0.9%
Oil & Gas — 0.9%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	1,045	1,046
Dolphin Energy Ltd. LLC, (United Arab Emirates), Reg. S, 5.50%, 12/15/2021	1,600	1,614
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 2.88%, 04/16/2024	1,600	1,667
Woodside Finance Ltd., (Australia), Reg. S, 3.70%, 09/15/2026	1,000	1,080

Total Energy		5,407

Financial — 8.3%
Banks — 6.2%
Banco Santander Chile, (Chile), Reg. S, (ICE LIBOR USD 3 Month + 1.20%), 1.32%, 11/28/2021 (aa)	3,200	3,203
Bank of America Corp., (Canada Bankers Acceptances 3 Month + 1.13%), 2.60%, 03/15/2023 (f) (aa)	CAD 1,200	956
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 05/16/2024 (aa)	1,000	1,017
Reg. S, (BBSW ASX Australian 3 Month + 1.80%), 1.81%, 06/15/2023 (aa)	AUD 750	554
BNP Paribas SA, (France), Reg. S, (BBSW ASX Australian 3 Month + 1.75%), 1.76%, 12/16/2022 (aa)	AUD 700	514
CIT Group, Inc., 5.00%, 08/15/2022	500	517
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 1.08%, 07/24/2023 (aa)	850	855
(BBSW ASX Australian 3 Month + 1.72%), 1.74%, 10/27/2023 (aa)	AUD 1,000	742

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Financial — continued
Banks — continued
Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)	1,800	1,815
Danske Bank A/S, (Denmark), Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 1.17%, 09/12/2023 (aa)	600	607
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 04/16/2022 (aa)	1,800	1,804
Goldman Sachs Group, Inc. (The), 0.48%, 01/27/2023	1,700	1,700
(ICE LIBOR USD 3 Month + 0.75%), 0.88%, 02/23/2023 (aa)	200	202
Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 0.83%, 10/02/2022 (e) (aa)	500	502
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 05/18/2024 (aa)	800	809
(ICE LIBOR USD 3 Month + 1.23%), 1.34%, 03/11/2025 (aa)	1,000	1,020
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 0.99%, 07/26/2023 (aa)	2,500	2,531
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.63%), 0.76%, 05/25/2024 (aa)	3,400	3,422
Morgan Stanley,
(Canada Bankers Acceptances 3 Month + 0.30%), 0.74%, 02/03/2023 (f) (aa)	CAD 2,000	1,584
(United States SOFR + 0.70%), 0.75%, 01/20/2023 (aa)	1,594	1,597
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.47%), 1.59%, 05/15/2023 (aa)	700	706
(ICE LIBOR USD 3 Month + 1.55%), 1.68%, 06/25/2024 (aa)	700	714
NatWest Markets plc, (United Kingdom), (United States SOFR + 1.66%), 1.71%, 09/29/2022 (e) (aa)	2,360	2,396
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 1.06%, 08/30/2023 (e) (aa)	200	203
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 0.27%, 08/12/2024 (aa)	AUD 1,000	724
QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 05/02/2022 (aa)	1,100	1,103
Royal Bank of Canada, (Canada), (United States SOFR + 0.30%), 0.35%, 01/19/2024 (aa)	400	401
Shinhan Bank Co. Ltd., (South Korea), Reg. S, 2.88%, 03/28/2022	2,100	2,123
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,700	1,812
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 1.27%, 10/16/2024 (aa)	AUD 2,400	1,774
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 0.89%, 07/30/2025 (aa)	AUD 2,200	1,613

		39,520

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.45%, 12/16/2021	700	703
Ally Financial, Inc., 4.63%, 05/19/2022	200	205
American Express Co., 2.75%, 05/20/2022	3,700	3,751
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	1,600	1,608
GE Capital Canada Funding Co., (Canada), 4.60%, 01/26/2022	CAD 800	640
Mitsubishi HC Capital, Inc., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,731
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	2,300	2,333
ORIX Corp., (Japan), 2.90%, 07/18/2022	688	702
Park Aerospace Holdings Ltd., (Cayman Islands), 5.25%, 08/15/2022 (e)	1,100	1,140
Synchrony Financial, 2.85%, 07/25/2022	600	611

		13,424

Total Financial		52,944

Government — 0.1%
Sovereign — 0.1%
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 2.89%, 04/20/2022	800	810

Industrial — 0.8%
Aerospace/Defense — 0.4%
Boeing Co. (The),
1.43%, 02/04/2024	1,000	1,002
4.51%, 05/01/2023	1,400	1,479

		2,481

Machinery - Construction & Mining — 0.1%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,000	1,003

Packaging & Containers — 0.2%
Berry Global, Inc., 0.95%, 02/15/2024 (e)	1,200	1,201

Trucking & Leasing — 0.1%
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 0.84%, 11/05/2021 (aa)	500	500

Total Industrial		5,185

Technology — 0.1%
Semiconductors — 0.1%
NXP BV / NXP Funding LLC, (Multinational), 3.88%, 09/01/2022 (e)	400	412

Utilities — 1.1%
Electric — 1.1%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 0.61%, 11/01/2023 (aa)	1,300	1,301
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 09/15/2023 (aa)	800	800
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	333
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	500	520
Pacific Gas and Electric Co.,
1.75%, 06/16/2022	600	599
3.25%, 06/15/2023	200	206

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
3.75%, 02/15/2024	100	104
3.85%, 11/15/2023	400	417
4.25%, 08/01/2023	800	837
Southern California Edison Co., (United States SOFR + 0.64%), 0.69%, 04/03/2023 (aa)	1,700	1,704

Total Utilities		6,821

Total Corporate Bonds (Cost $95,619)		95,864

Foreign Government Securities — 1.0%
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.53%), 0.66%, 06/25/2022 (aa)	1,000	1,003
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,348
Korea Development Bank (The), (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.80%), 0.93%, 10/30/2022 (aa)	500	503
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 1.00%, 07/16/2023 (aa)	500	505
Saudi Government International Bond, (Saudi Arabia), Reg. S, 2.38%, 10/26/2021	1,300	1,301

Total Foreign Government Securities (Cost $6,709)		6,660

Municipal Bonds — 69.0% (t)
Alabama — 0.1%
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022	550	573

Alaska — 0.4%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 0.05%, 10/07/2021 (z)	2,400	2,400

Arizona — 1.0%
Arizona State University, Series A, Rev., VRDO, 0.04%, 10/07/2021 (z)	4,200	4,200
Maricopa County Unified School District, GO, 5.00%, 07/01/2022	1,310	1,357
Maricopa County, Union High School District No. 210, School Improvement Project 2011 and 2017, GO, 5.00%, 07/01/2022	1,000	1,036

		6,593

California — 3.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,480
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	2,250	2,248
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022	3,000	3,069
Los Angeles Department of Water, Series B4, Rev., VRDO, 0.04%, 10/01/2021 (z)	500	500
Los Angeles Department of Water & Power Power System Revenue, Subordinate, Series B8, Rev., VRDO, 0.03%, 10/07/2021 (z)	5,500	5,500
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2022	2,000	2,112
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.03%, 10/07/2021 (z)	4,850	4,850
State of California,
GO, 5.00%, 10/01/2022	1,000	1,048
GO, 5.00%, 11/01/2022	1,000	1,052
Series C3, GO, VRDO, LOC: U.S. Bank NA, 0.02%, 10/07/2021 (z)	1,445	1,445

		23,304

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — 2.3%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,011
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,529
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Rev., 1.35%, 02/01/2022	5,000	5,002
Denver City & County School District No. 1, GO, 5.00%, 12/01/2022	3,000	3,169
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	1,954

		14,665

Connecticut — 2.8%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 0.05%, 10/07/2021 (z)	680	680
Series F3, Rev., VRDO, 0.06%, 10/07/2021 (z)	10,500	10,500
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer,
Rev., 4.00%, 07/01/2022	500	513
Rev., 4.00%, 07/01/2023	550	584
Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 0.04%, 10/01/2021 (z)	1,500	1,500
Connecticut State, Health & Educational Facilities Authority, Yale University, Series U2, Rev., 2.00%, 07/01/2033 (z)	1,300	1,308
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,246
State of Connecticut Special Tax Revenue, Series A, Rev., 4.00%, 05/01/2023	1,530	1,622

		17,953

District of Columbia — 0.6%
District of Columbia, Carnegie, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.06%, 10/07/2021 (z)	1,600	1,600
District of Columbia, Georgetown University, Series B2, Rev., VRDO, LOC: Bank of America NA, 0.05%, 10/07/2021 (z)	1,000	1,000
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 0.05%, 10/07/2021 (z)	1,555	1,555

		4,155

Florida — 7.4%
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 5.00%, 07/01/2022	1,100	1,140
Rev., AGM, 5.00%, 07/01/2023	1,000	1,081
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,259
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,400
Series B, Rev., VRDO, 0.04%, 10/07/2021 (z)	6,040	6,040
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	775
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,650
County of Miami-Dade, Building Better Communities Project, Series A, GO, 5.00%, 07/01/2022	6,000	6,215
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.06%, 10/07/2021 (z)	3,455	3,455
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.05%, 10/07/2021 (z)	4,000	4,000
JEA Water & Sewer System Revenue, Subordinate, Series A1, Rev., VRDO, 0.08%, 10/01/2021 (z)	3,300	3,300

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
Florida — (continued)
JEA Water & Sewer System Revenue, Subordinate, Series B1, Rev., VRDO, 0.07%, 10/07/2021 (z)	1,725	1,725
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,023
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.05%, 10/07/2021 (z)	2,100	2,100
Orlando Utilities Commission, Series 1, Rev., VRDO, 0.04%, 10/07/2021 (z)	6,785	6,785
Seacoast Utility Authority, Series B, Rev., 5.00%, 03/01/2023	2,215	2,364
State of Florida, Board Education, Capital Outlay, Series A, GO, 5.00%, 06/01/2022	2,500	2,580

		46,892

Georgia — 0.3%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,078
City of Atlanta Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024 (w)	615	690

		1,768

Hawaii — 0.2%
State of Hawaii, Series EA, GO, 5.00%, 12/01/2021	1,075	1,083

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 10/01/2021 (z)	4,500	4,500

Illinois — 2.4%
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2022 (p)	2,000	2,023
Series C, Rev., 5.00%, 01/01/2022	3,670	3,713
County of Cook, Series A, GO, 5.00%, 11/15/2023	2,250	2,471
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 0.05%, 10/07/2021 (z)	1,770	1,770
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., VRDO, GNMA COLL, 1.90%, 10/01/2021 (z)	1,500	1,500
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., VRDO, 1.90%, 10/01/2021 (z)	3,000	3,000
State of Illinois, Series A, GO, 5.00%, 03/01/2023	500	532

		15,009

Indiana — 1.3%
Indiana Finance Authority, Green Bond, Series B, Rev., 5.00%, 02/01/2022	950	965
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 10/01/2021 (z)	1,715	1,715
Indiana Finance Authority, Sisters of St Francis, Rev., VRDO, LOC: Barclays Bank plc, 0.08%, 10/01/2021 (z)	1,000	1,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.08%, 10/01/2021 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2022	400	413
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority, Rev., AMT, 5.00%, 01/01/2022	3,085	3,120

		8,513

Kansas — 0.2%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,331

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
Louisiana — 0.4%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,342

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2022	500	518
Series A, Rev., AGM, 5.00%, 07/01/2023	550	595

		1,113

Maryland — 1.1%
City of Frederick, Public Improvement, GO, 3.00%, 12/01/2022	1,000	1,033
County of Anne Arundel, General Improvements, GO, 5.00%, 04/01/2022	1,165	1,193
Washington Suburban Sanitary Commission, Series A, Rev., VRDO, BAN, CNTY GTD, 0.04%, 10/07/2021 (z)	5,000	5,000

		7,226

Massachusetts — 3.7%
Commonwealth of Massachusetts, Series B, GO, 5.00%, 07/01/2023	4,650	5,038
Massachusetts Bay Transportation Authority, Series A2, Rev., VRDO, 0.03%, 10/07/2021 (z)	4,130	4,130
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,008
Massachusetts Development Finance Agency, Northeastern University, Series A, Rev., 5.00%, 10/01/2022	2,350	2,462
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 0.05%, 10/07/2021 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,070
Massachusetts School Building Authority,
Series A, Rev., 5.00%, 08/15/2022 (p)	2,710	2,824
Town of Hingham, Water Bonds, GO, 5.00%, 02/15/2022	650	661

		23,893

Michigan — 2.7%
University of Michigan, Series D1, Rev., VRDO, 0.03%, 10/01/2021 (z)	3,675	3,675
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	13,701

		17,376

Minnesota — 1.1%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 0.03%, 10/07/2021 (z)	3,000	3,000
Series B, Rev., VRDO, 0.03%, 10/07/2021 (z)	3,900	3,900

		6,900

Missouri — 0.7%
State of Missouri, Health & Educational Facilities Authority, Series F, Rev., VRDO, 0.08%, 10/01/2021 (z)	4,335	4,335

Nevada — 0.5%
Las Vegas Valley Water District, Series B, GO, 5.00%, 06/01/2022	2,000	2,064
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,250

		3,314

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
New Hampshire — 1.4%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 0.06%, 10/07/2021 (z)	2,170	2,170
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Series B, Rev., VRDO, 0.08%, 10/01/2021 (z)	3,375	3,375
New Hampshire Health and Education Facilities Authority, University System, Series B1, Rev., VRDO, 0.08%, 10/01/2021 (z)	3,115	3,115

		8,660

New Jersey — 1.4%
City of Newark, Series A, GO, 5.00%, 10/01/2022	700	728
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,819
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	329

		8,876

New Mexico — 0.1%
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	627

New York — 11.0%
City of New York,
Series F, GO, 5.00%, 08/01/2022	1,125	1,143
Series G6, GO, VRDO, LOC: MIZUHO Bank Ltd., 0.08%, 10/01/2021 (z)	5,315	5,315
Series I4, GO, VRDO, LOC: TD Bank NA, 0.08%, 10/01/2021 (z)	2,000	2,000
City of New York, Fiscal 2018 Subordinate, Series B, GO, VRDO, 0.08%, 10/01/2021 (z)	3,700	3,700
City of New York, Fiscal 2017, Series A4, GO, VRDO, LOC: Citibank NA, 0.06%, 10/07/2021 (z)	390	390
Metropolitan Transportation Authority,
Series A, Rev., BAN, 4.00%, 02/01/2022	12,000	12,143
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,039
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.10%, 10/01/2021 (z)	1,000	1,000
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,099
Series A4, Rev., VRDO, 0.08%, 10/01/2021 (z)	3,500	3,500
Series B1, Rev., 4.00%, 11/01/2022	1,800	1,875
Series B5, Rev., VRDO, 0.08%, 10/01/2021 (z)	1,000	1,000
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,529
New York City Water & Sewer System, Series F2, Rev., VRDO, LOC: Citibank NA, 0.08%, 10/01/2021 (z)	1,300	1,300
New York City Water & Sewer System, Second General Resolution, Rev., VRDO, 0.08%, 10/01/2021 (z)	3,000	3,000
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,234
Series B, Rev., 4.00%, 10/01/2023	2,805	3,008
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,361
New York State Dormitory Authority, St Johns University, Series A, Rev., 5.00%, 07/01/2023	500	542

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
New York — continued
New York State Thruway Authority, Series O, Rev., 5.00%, 01/01/2023 (w)	8,905	9,427
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	8,762
Port Authority of New York & New Jersey, Consolidated, Series 195, Rev., AMT, 5.00%, 10/01/2021	1,600	1,600
Town of Oyster Bay, GO, 2.00%, 03/01/2022	900	906
Triborough Bridge & Tunnel Authority, Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.10%, 10/01/2021 (z)	1,430	1,430

		70,303

North Carolina — 0.9%
City of Charlotte Water & Sewer System Revenue, Series B, Rev., VRDO, 0.04%, 10/07/2021 (z)	1,110	1,110
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,162
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	3,000	3,306

		5,578

Ohio — 3.3%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,754
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 0.05%, 10/07/2021 (z)	2,500	2,500
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 0.07%, 10/01/2021 (z)	3,800	3,800
Ohio State University (The), Series B2, Rev., VRDO, 0.04%, 10/07/2021 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 0.04%, 10/07/2021 (z)	6,000	6,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	555

		21,334

Oklahoma — 0.3%
Tulsa County, Independent School District No. 1, Series A, GO, 2.00%, 03/01/2023	2,130	2,183

Oregon — 0.2%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,228

Pennsylvania — 2.1%
Geisinger Authority, Health System, Series A, Rev., 5.00%, 04/01/2022	2,400	2,457
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	656
Pennsylvania Economic Development Financing Authority,
Series A, Rev., 4.00%, 10/15/2022	600	624
Series A, Rev., 4.00%, 10/15/2023	700	753
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,377
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,000
Phoenixville Area School District, GO, 4.00%, 11/15/2022	1,000	1,041
Ringgold Pennsylvania School District, GO, BAM, 3.00%, 09/01/2022	2,325	2,383

		13,291

Rhode Island — 0.2%
Rhode Island Commerce Corp., Rev., GAN, 5.00%, 06/15/2022	1,550	1,602

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
Tennessee — 0.7%
Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.00%, 07/01/2022	1,750	1,811
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Rev., VRDO, AGM, 0.08%, 10/01/2021 (z)	2,775	2,775

		4,586

Texas — 9.2%
Allen Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	3,000	3,053
GO, PSF-GTD, 5.00%, 02/15/2023	1,205	1,284
City of Dallas, Refunding and Improvement, GO, 5.00%, 02/15/2022	3,000	3,053
City of Houston, Series A, GO, 5.00%, 03/01/2022	2,505	2,555
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 0.06%, 10/07/2021 (aa)	5,000	5,000
City of Houston Combined Utility System Revenue, First Lien, Rev., VRDO, LOC: Citibank NA, 0.05%, 10/07/2021 (z)	1,650	1,650
City of Mesquite, GO, 3.00%, 02/15/2023	1,000	1,038
City of San Antonio, Municipal Drainage Utility, Rev., 5.00%, 02/01/2023	1,000	1,064
Collin County, Community College District, Series A, GO, 5.00%, 08/15/2022	1,310	1,365
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,660	1,740
County of Williamson,
GO, 4.00%, 02/15/2022	3,190	3,235
GO, 4.00%, 02/15/2023	2,315	2,435
GO, 5.00%, 02/15/2022	1,000	1,018
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2022	3,000	3,155
Fort Bend Independent School District, GO, PSF-GTD, 5.00%, 08/15/2022	1,000	1,042
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,035
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,292
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,160	1,236
Harris County Toll Road Authority, First Lien,
Rev., 5.00%, 08/15/2022	2,100	2,188
Rev., 5.00%, 08/15/2023	1,600	1,743
North Texas Tollway Authority, Rev., 5.00%, 01/01/2022 (p)	880	890
North Texas Tollway Authority, Unrefunded, Rev., 5.00%, 01/01/2022	1,120	1,133
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,280	1,331
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	6,676
Texas State University System, Series A, Rev., 5.00%, 03/15/2022	2,200	2,248
Texas Water Development Board, Master Fund
Rev., 3.00%, 10/15/2021	1,750	1,752
Rev., 3.00%, 04/15/2022	1,000	1,015
Rev., 3.00%, 10/15/2022	2,000	2,058

		58,284

Utah — 0.3%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	557
County of Utah, IHC Health Services, Inc., Series B, Rev., VRDO, 0.04%, 10/07/2021 (z)	1,250	1,250

		1,807

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — (continued)
Virginia — 2.0%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.08%, 10/02/2021 (z)	1,350	1,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 0.07%, 10/07/2021 (z)	9,400	9,400
Rev., VRDO, 0.04%, 10/07/2021 (z)	425	425
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024	1,285	1,427

		12,602

Washington — 1.3%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.05%, 10/07/2021 (z)	4,000	4,000
Pierce County, School District No. 403 Bethel, GO, SCH BD GTY, 4.00%, 12/01/2021	850	855
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,046
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023	1,000	1,103

		8,004

Wisconsin — 0.8%
State of Wisconsin, Series A, GO, 5.00%, 05/01/2022	4,815	4,950

Total Municipal Bonds (Cost $438,726)		439,153

U.S. Government Agency Securities — 1.1%
FHLBs,
0.96%, 03/05/2026	3,400	3,398
1.10%, 08/20/2026	1,900	1,897
1.11%, 07/27/2026	1,800	1,799

Total U.S. Government Agency Securities (Cost $7,100)		7,094

U.S. Treasury Obligation — 4.4%
U.S. Treasury Notes, 0.38%, 09/15/2024 (Cost $28,068)	28,200	28,074

Short-Term Investments — 3.1%
Foreign Government Securities — 1.0%
Japan Treasury Discount Bill, (Japan),
Series 1014, Reg. S, Zero Coupon, 11/08/2021	JPY 523,000	4,700
Series 1026, Reg. S, Zero Coupon, 01/06/2022	JPY 170,000	1,528

Total Foreign Government Securities		6,228

Municipal Bonds — 0.2% (t)
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022	1,000	1,029
State of Illinois, Series A, GO, 5.00%, 03/01/2022	500	510

Total Municipal Bonds		1,539

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — 1.9%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021		100		100
BNP Paribas SA,
(0.79%), 10/01/2021	EUR	2		2
0.01%, 10/01/2021		119		119
Brown Brothers Harriman,
(0.23%), 10/01/2021	AUD	11		8
0.01%, 10/01/2021	CAD	24		19
Citibank NA, 0.01%, 10/01/2021	GBP	—	(h)	1
Sumitomo Mitsui Banking Corp.,
(0.41%), 10/01/2021	JPY	34		— (h	)
0.01%, 10/01/2021		11,946		11,946

Total Time Deposits				12,195

Total Short-Term Investments (Cost $20,001)				19,962

Total Investments — 102.1% (Cost - $648,970)*				650,098
Liabilities in Excess of Other Assets — (2.1)%				(13,644)

NET ASSETS — 100.0%				$636,454

Percentages indicated are based on net assets

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	85	12/2022	CAD	16,586	(15)
Canadian Bankers’ Acceptance	157	03/2023	CAD	30,779	(237)
U.S. Treasury 10 Year Note	5	12/2021	USD	658	— (h)

					(252)

Short Contracts
U.S. Treasury 2 Year Note	(24)	12/2021	USD	(5,281)	(1)
U.S. Treasury 5 Year Note	(214)	12/2021	USD	(26,369)	102
U.S. Ultra Treasury 10 Year Note	(25)	12/2021	USD	(3,714)	83

					184

Total unrealized appreciation (depreciation)					(68)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	4,892	CAD	6,167	Bank of America, NA	10/04/2021	23
CAD	3,388	USD	2,661	Barclays Bank plc	10/04/2021	14
CAD	322	USD	252	Morgan Stanley & Co.	10/04/2021	2
USD	6,777	GBP	4,944	Barclays Bank plc	10/04/2021	116
USD	33	GBP	24	Barclays Bank plc	10/04/2021	1
USD	812	GBP	590	Morgan Stanley & Co.	10/04/2021	17
USD	3,046	AUD	4,197	Bank of America, NA	10/05/2021	12
USD	4,942	AUD	6,742	Bank of America, NA	10/05/2021	68
USD	4,115	AUD	5,674	Bank of America, NA	11/02/2021	12
USD	1,720	CAD	2,175	Morgan Stanley & Co.	11/02/2021	2
USD	7,317	GBP	5,411	Bank of America, NA	11/02/2021	26
USD	1,731	JPY	190,000	Bank of America, NA	11/08/2021	23
USD	5,104	JPY	563,000	Bank of America, NA	11/08/2021	44
USD	1,542	JPY	170,000	Morgan Stanley & Co.	01/06/2022	13

Total unrealized appreciation						373

CAD	282	USD	224	Morgan Stanley & Co.	10/04/2021	(1)
CAD	2,175	USD	1,720	Morgan Stanley & Co.	10/04/2021	(2)
GBP	5,411	USD	7,316	Bank of America, NA	10/04/2021	(26)
GBP	147	USD	200	Morgan Stanley & Co.	10/04/2021	(2)
AUD	5,674	USD	4,114	Bank of America, NA	10/05/2021	(12)
USD	2,660	CAD	3,388	Barclays Bank plc	11/02/2021	(14)
JPY	230,045	USD	2,093	Bank of America, NA	11/08/2021	(26)

Total unrealized depreciation						(83)

Net unrealized appreciation (depreciation)						290

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 10,800	—	(6)	(6)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD 14,200	—	(7)	(7)

Total					—	(13)	(13)

(a)	Value of floating rate index as of September 30, 2021 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.08%
ICE LIBOR USD 3 Month	0.13%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of September 30, 2021:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CDX.NA.IG.35-V1	1.00%	Quarterly	12/20/2025	0.42	USD 900	(19)	(3)		(22)
CDX.NA.IG.36-V1	1.00%	Quarterly	06/20/2026	0.48	USD 3,900	(96)	—(h	)	(96)
CDX.NA.IG.37-V1	1.00%	Quarterly	12/20/2026	0.53	USD 9,400	(234)	9		(225)

Total						(349)	6		(343)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CNTY	—	County
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RMBS	—	Residential Mortgage-Backed Securities
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2021.
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2021.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.4%
Basic Materials — 0.5%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	25	6,379
Albemarle Corp.	13	2,889
Celanese Corp., Class A	14	2,156
CF Industries Holdings, Inc.	25	1,420
Dow, Inc.	96	5,548
DuPont de Nemours, Inc.	66	4,513
Eastman Chemical Co.	27	2,672
Ecolab, Inc.	30	6,179
FMC Corp.	13	1,197
International Flavors & Fragrances, Inc.	24	3,245
Linde plc, (United Kingdom)	60	17,529
LyondellBasell Industries NV, Class A	31	2,887
Mosaic Co. (The)	46	1,645
PPG Industries, Inc.	29	4,198
RPM International, Inc.	6	468
Sherwin-Williams Co. (The)	27	7,436

		70,361

Forest Products & Paper — 0.0% (g)
International Paper Co.	57	3,203

Iron/Steel — 0.0% (g)
Nucor Corp.	37	3,679
Steel Dynamics, Inc.	31	1,818

		5,497

Mining — 0.1%
Freeport-McMoRan, Inc.	176	5,719
Newmont Corp.	98	5,302

		11,021

Total Basic Materials		90,082

Communications — 23.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	42	1,550
Omnicom Group, Inc.	26	1,906
Trade Desk, Inc. (The), Class A (a)	322	22,663

		26,119

Internet — 22.0%
Airbnb, Inc., Class A (a)	14	2,347
Alphabet, Inc., Class A (a)	264	705,970
Alphabet, Inc., Class C (a)	256	681,147
Amazon.com, Inc. (a)	402	1,322,140
Booking Holdings, Inc. (a)	5	10,993
CDW Corp.	46	8,404
Chewy, Inc., Class A (a)	76	5,207
DoorDash, Inc., Class A (a)	65	13,443
eBay, Inc.	599	41,763
Etsy, Inc. (a)	111	23,148
Expedia Group, Inc. (a)	14	2,362
F5 Networks, Inc. (a)	24	4,770

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Internet — continued
Facebook, Inc., Class A (a)	2,102		713,328
GoDaddy, Inc., Class A (a)	15		1,070
IAC/InterActiveCorp. (a)	69		9,042
Lyft, Inc., Class A (a)	135		7,211
Match Group, Inc. (a)	222		34,905
MercadoLibre, Inc., (Argentina) (a)	40		66,644
Netflix, Inc. (a)	50		30,363
NortonLifeLock, Inc.	418		10,571
Okta, Inc., Class A (a)	13		3,053
Palo Alto Networks, Inc. (a)	73		34,964
Pinterest, Inc., Class A (a)	479		24,388
Roku, Inc., Class A (a)	13		3,984
Snap, Inc., Class A (a)	834		61,626
Twitter, Inc. (a)	698		42,176
Uber Technologies, Inc. (a)	639		28,644
VeriSign, Inc. (a)	8		1,657
Wayfair, Inc., Class A (a)	65		16,626
Zendesk, Inc. (a)	87		10,113
Zillow Group, Inc., Class A (a)	52		4,582
Zillow Group, Inc., Class C (a)	145		12,793

			3,939,434

Media — 0.6%
Altice USA, Inc., Class A (a)	16		339
Cable One, Inc.	—	(h)	437
Charter Communications, Inc., Class A (a)	14		10,465
Comcast Corp., Class A	517		28,933
Discovery, Inc., Class A (a)	17		443
Discovery, Inc., Class C (a)	39		944
DISH Network Corp., Class A (a)	32		1,373
FactSet Research Systems, Inc.	33		13,091
Fox Corp., Class A	20		795
Fox Corp., Class B	42		1,564
Liberty Broadband Corp., Class A (a)	1		122
Liberty Broadband Corp., Class C (a)	16		2,718
Liberty Global plc, (United Kingdom), Class A (a)	39		1,167
Liberty Global plc, (United Kingdom), Class C (a)	17		504
Liberty Media Corp.-Liberty Formula One, Class C (a)	18		905
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	4		191
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	14		679
News Corp., Class A	43		1,019
Sirius XM Holdings, Inc.	21		127
ViacomCBS, Inc., Class B	69		2,725
Walt Disney Co. (The) (a)	206		34,931

			103,472

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — 0.8%
Arista Networks, Inc. (a)	15	5,151
AT&T, Inc.	829	22,388
Cisco Systems, Inc.	1,092	59,457
Corning, Inc.	210	7,652
Juniper Networks, Inc.	80	2,199
Lumen Technologies, Inc.	78	966
Motorola Solutions, Inc.	55	12,760
T-Mobile US, Inc. (a)	72	9,158
Verizon Communications, Inc.	481	25,982

		145,713

Total Communications		4,214,738

Consumer Cyclical — 2.7%
Airlines — 0.1%
Delta Air Lines, Inc. (a)	78	3,310
Southwest Airlines Co. (a)	99	5,100

		8,410

Apparel — 0.1%
Hanesbrands, Inc.	22	379
NIKE, Inc., Class B	144	20,946
Ralph Lauren Corp., Class A	4	481
VF Corp.	33	2,178

		23,984

Auto Manufacturers — 0.7%
Cummins, Inc.	81	18,275
Ford Motor Co. (a)	429	6,071
General Motors Co. (a)	154	8,130
PACCAR, Inc.	194	15,336
Tesla, Inc. (a)	92	70,972

		118,784

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	31	4,640
Autoliv, Inc., (Sweden)	9	743
BorgWarner, Inc.	26	1,141
Lear Corp.	8	1,228

		7,752

Distribution/Wholesale — 0.3%
Copart, Inc. (a)	113	15,633
Fastenal Co.	303	15,662
LKQ Corp. (a)	39	1,970
Pool Corp.	7	2,868
WW Grainger, Inc.	23	8,936

		45,069

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A (a)	56		2,123
Caesars Entertainment, Inc. (a)	22		2,438
DraftKings, Inc., Class A (a)	38		1,838
Live Nation Entertainment, Inc. (a)	18		1,619
Vail Resorts, Inc. (a)	5		1,549

			9,567

Food Service — 0.0% (g)
Aramark	24		805

Home Builders — 0.1%
DR Horton, Inc.	40		3,351
Lennar Corp., Class A	33		3,088
NVR, Inc. (a)	—	(h)	1,194
PulteGroup, Inc.	58		2,660

			10,293

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc.	70		3,117
Whirlpool Corp.	9		1,901

			5,018

Housewares — 0.0% (g)
Newell Brands, Inc.	95		2,099

Leisure Time — 0.0% (g)
Carnival Corp. (a)	102		2,554
Peloton Interactive, Inc., Class A (a)	28		2,451
Royal Caribbean Cruises Ltd. (a)	27		2,437

			7,442

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	30		4,009
Las Vegas Sands Corp. (a)	40		1,463
Marriott International, Inc., Class A (a)	34		5,035
MGM Resorts International	66		2,858
Wynn Resorts Ltd. (a)	10		844

			14,209

Retail — 1.2%
Advance Auto Parts, Inc.	9		1,918
AutoZone, Inc. (a)	2		3,970
Bath & Body Works, Inc.	28		1,790
Best Buy Co., Inc.	29		3,091
Burlington Stores, Inc. (a)	6		1,829
CarMax, Inc. (a)	18		2,267
Carvana Co., Class A (a)	7		2,228
Chipotle Mexican Grill, Inc., Class A (a)	4		6,572
Costco Wholesale Corp.	52		23,253
Darden Restaurants, Inc.	20		3,044
Dollar General Corp.	28		5,915
Dollar Tree, Inc. (a)	29		2,811

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Domino’s Pizza, Inc.	3	1,413
Genuine Parts Co.	20	2,474
Home Depot, Inc. (The)	101	33,099
Lowe’s Cos., Inc.	78	15,784
Lululemon Athletica, Inc., (Canada) (a)	14	5,769
McDonald’s Corp.	84	20,287
O’Reilly Automotive, Inc. (a)	7	4,089
Ross Stores, Inc.	41	4,464
Starbucks Corp.	133	14,714
Target Corp.	57	12,934
TJX Cos., Inc. (The)	139	9,151
Tractor Supply Co.	13	2,662
Ulta Beauty, Inc. (a)	7	2,381
Walgreens Boots Alliance, Inc.	82	3,860
Walmart, Inc.	180	25,115
Yum! Brands, Inc.	28	3,399

		220,283

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	14	2,554

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	23	2,078

Total Consumer Cyclical		478,347

Consumer Non-cyclical — 18.9%
Agriculture — 0.2%
Altria Group, Inc.	192	8,760
Archer-Daniels-Midland Co.	83	4,973
Bunge Ltd.	23	1,872
Philip Morris International, Inc.	167	15,818

		31,423

Beverages — 4.2%
Boston Beer Co., Inc. (The), Class A (a)	12	6,312
Brown-Forman Corp., Class B	420	28,131
Coca-Cola Co. (The)	5,609	294,308
Constellation Brands, Inc., Class A	235	49,430
Keurig Dr Pepper, Inc.	965	32,976
Molson Coors Beverage Co., Class B	260	12,055
Monster Beverage Corp. (a)	548	48,651
PepsiCo., Inc.	1,878	282,404

		754,267

Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc. (a)	90	17,060
Amgen, Inc.	444	94,472
Biogen, Inc. (a)	117	33,050
BioMarin Pharmaceutical, Inc. (a)	142	10,954
Bio-Rad Laboratories, Inc., Class A (a)	3	2,515

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Corteva, Inc.	98	4,142
Exact Sciences Corp. (a)	132	12,614
Gilead Sciences, Inc.	972	67,886
Horizon Therapeutics Plc (a)	165	18,056
Illumina, Inc. (a)	16	6,683
Incyte Corp. (a)	144	9,937
Moderna, Inc. (a)	264	101,696
Novavax, Inc. (a)	54	11,254
Regeneron Pharmaceuticals, Inc. (a)	82	49,509
Royalty Pharma plc, Class A	21	755
Seagen, Inc. (a)	105	17,837
Vertex Pharmaceuticals, Inc. (a)	202	36,650

		495,070

Commercial Services — 1.8%
AMERCO	5	3,344
Automatic Data Processing, Inc.	49	9,849
Booz Allen Hamilton Holding Corp., Class A	65	5,194
Cintas Corp.	51	19,286
CoStar Group, Inc. (a)	204	17,536
Equifax, Inc.	64	16,274
FleetCor Technologies, Inc. (a)	9	2,276
Gartner, Inc. (a)	9	2,848
Global Payments, Inc.	33	5,265
IHS Markit Ltd., (United Kingdom)	202	23,584
MarketAxess Holdings, Inc.	29	12,254
Moody’s Corp.	104	36,860
PayPal Holdings, Inc. (a)	126	32,789
Quanta Services, Inc.	11	1,202
Robert Half International, Inc.	62	6,189
Rollins, Inc.	190	6,715
S&P Global, Inc.	156	66,297
Square, Inc., Class A (a)	43	10,363
TransUnion	97	10,885
United Rentals, Inc. (a)	38	13,420
Verisk Analytics, Inc., Class A	80	15,927

		318,357

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	82	6,232
Estee Lauder Cos., Inc. (The), Class A	26	7,876
Procter & Gamble Co. (The)	244	34,091

		48,199

Food — 0.2%
Campbell Soup Co.	17	697
Conagra Brands, Inc.	48	1,620
General Mills, Inc.	78	4,688
Hershey Co. (The)	12	2,097

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Hormel Foods Corp.	29	1,184
J M Smucker Co. (The)	15	1,842
Kellogg Co.	42	2,675
Kraft Heinz Co. (The)	87	3,208
Kroger Co. (The)	79	3,206
Lamb Weston Holdings, Inc.	6	338
McCormick & Co., Inc.	20	1,661
Mondelez International, Inc., Class A	175	10,189
Sysco Corp.	49	3,830
Tyson Foods, Inc., Class A	44	3,490

		40,725

Healthcare - Products — 1.0%
10X Genomics, Inc., Class A (a)	8	1,111
Abbott Laboratories	187	22,122
ABIOMED, Inc. (a)	5	1,484
Align Technology, Inc. (a)	8	5,564
Avantor, Inc. (a)	43	1,777
Baxter International, Inc.	64	5,184
Bio-Techne Corp.	4	2,180
Boston Scientific Corp. (a)	165	7,151
Cooper Cos., Inc. (The)	5	2,039
Danaher Corp.	73	22,278
DENTSPLY SIRONA, Inc.	29	1,671
Edwards Lifesciences Corp. (a)	71	8,094
Henry Schein, Inc. (a)	38	2,903
Hologic, Inc. (a)	28	2,099
IDEXX Laboratories, Inc. (a)	8	5,280
Insulet Corp. (a)	5	1,554
Intuitive Surgical, Inc. (a)	14	13,500
Masimo Corp. (a)	5	1,392
Medtronic plc, (Ireland)	151	18,929
Novocure Ltd., (Jersey) (a)	10	1,116
PerkinElmer, Inc.	13	2,247
ResMed, Inc.	16	4,269
STERIS plc	15	3,007
Stryker Corp.	38	9,939
Teleflex, Inc.	5	1,792
Thermo Fisher Scientific, Inc.	45	25,693
West Pharmaceutical Services, Inc.	8	3,351
Zimmer Biomet Holdings, Inc.	25	3,720

		181,446

Healthcare - Services — 0.6%
Anthem, Inc.	27	10,166
Catalent, Inc. (a)	158	20,961
Centene Corp. (a)	61	3,818
Charles River Laboratories International, Inc. (a)	5	2,241
DaVita, Inc. (a)	4	492

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — continued
HCA Healthcare, Inc.	29	7,048
Humana, Inc.	15	5,656
IQVIA Holdings, Inc. (a)	22	5,171
Laboratory Corp. of America Holdings (a)	14	3,801
Molina Healthcare, Inc. (a)	5	1,275
Oak Street Health, Inc. (a)	8	327
PPD, Inc. (a)	12	551
Quest Diagnostics, Inc.	16	2,279
Teladoc Health, Inc. (a)	14	1,813
UnitedHealth Group, Inc.	95	36,949
Universal Health Services, Inc., Class B	12	1,625

		104,173

Household Products/Wares — 0.1%
Avery Dennison Corp.	10	1,972
Church & Dwight Co., Inc.	42	3,457
Clorox Co. (The)	10	1,638
Kimberly-Clark Corp.	37	4,929

		11,996

Pharmaceuticals — 7.8%
AbbVie, Inc.	1,361	146,794
AmerisourceBergen Corp., Class A	15	1,744
Becton Dickinson and Co.	33	8,212
Bristol-Myers Squibb Co.	2,040	120,709
Cardinal Health, Inc.	26	1,310
Cigna Corp.	40	8,087
CVS Health Corp.	157	13,282
Dexcom, Inc. (a)	10	5,654
Elanco Animal Health, Inc. (a)	45	1,426
Eli Lilly & Co.	735	169,735
Jazz Pharmaceuticals plc, (Ireland) (a)	6	754
Johnson & Johnson	2,409	389,090
McKesson Corp.	16	3,179
Merck & Co., Inc.	2,349	176,465
Neurocrine Biosciences, Inc. (a)	72	6,884
Organon & Co.	268	8,782
Pfizer, Inc.	5,187	223,101
Viatris, Inc.	1,109	15,023
Zoetis, Inc., Class A	436	84,609

		1,384,840

Total Consumer Non-cyclical		3,370,496

Energy — 0.8%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	40	6,073
Plug Power, Inc. (a)	267	6,821
SolarEdge Technologies, Inc., (Israel) (a)	16	4,363
Sunrun, Inc. (a)	90	3,956

		21,213

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — 0.5%
Cabot Oil & Gas Corp.	85	1,845
Chevron Corp.	226	22,919
ConocoPhillips	162	10,986
Devon Energy Corp.	70	2,471
EOG Resources, Inc.	75	6,050
Exxon Mobil Corp.	490	28,815
Hess Corp.	26	2,048
Marathon Petroleum Corp.	72	4,442
Occidental Petroleum Corp.	93	2,763
Phillips 66	49	3,452
Pioneer Natural Resources Co.	26	4,311
Valero Energy Corp.	46	3,213

		93,315

Oil & Gas Services — 0.1%
Baker Hughes Co., Class A	89	2,193
Halliburton Co.	107	2,316
Schlumberger NV	173	5,127

		9,636

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	21	2,071
Kinder Morgan, Inc.	224	3,754
ONEOK, Inc.	47	2,727
Williams Cos., Inc. (The)	114	2,946

		11,498

Total Energy		135,662

Financial — 15.4%
Banks — 6.0%
Bank of America Corp.	5,018	213,010
Bank of New York Mellon Corp. (The)	665	34,490
Citigroup, Inc.	1,412	99,065
Citizens Financial Group, Inc.	435	20,424
Fifth Third Bancorp	633	26,858
First Republic Bank	148	28,556
Goldman Sachs Group, Inc. (The)	227	85,694
Huntington Bancshares, Inc.	1,340	20,719
KeyCorp.	930	20,109
M&T Bank Corp.	137	20,402
Morgan Stanley	934	90,857
Northern Trust Corp.	185	19,949
PNC Financial Services Group, Inc. (The)	301	58,803
Regions Financial Corp.	913	19,450
State Street Corp.	305	25,853
SVB Financial Group (a)	46	29,443
Truist Financial Corp.	967	56,696
US Bancorp	1,032	61,344
Wells Fargo & Co.	2,755	127,843
Zions Bancorp NA	36	2,229

		1,061,794

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 3.5%
Ally Financial, Inc.	230	11,736
American Express Co.	471	78,924
Ameriprise Financial, Inc.	73	19,231
Apollo Global Management, Inc., Class A	97	5,945
BlackRock, Inc., Class A	67	56,298
Capital One Financial Corp.	334	54,078
Cboe Global Markets, Inc.	74	9,160
Charles Schwab Corp. (The)	915	66,674
CME Group, Inc., Class A	258	49,843
Discover Financial Services	258	31,688
Franklin Resources, Inc.	254	7,540
Intercontinental Exchange, Inc.	403	46,279
Invesco Ltd.	241	5,818
Mastercard, Inc., Class A	99	34,299
Nasdaq, Inc.	75	14,515
Raymond James Financial, Inc.	127	11,704
SEI Investments Co.	150	8,921
Synchrony Financial	479	23,437
T Rowe Price Group, Inc.	184	36,200
Tradeweb Markets, Inc., Class A	84	6,767
Visa, Inc., Class A	193	43,059
Western Union Co. (The)	76	1,540

		623,656

Insurance — 4.8%
Aflac, Inc.	547	28,512
Alleghany Corp. (a)	11	6,896
Allstate Corp. (The)	234	29,744
American Financial Group, Inc.	65	8,156
American International Group, Inc.	606	33,246
Aon plc, Class A	142	40,663
Arch Capital Group Ltd., (Bermuda) (a)	262	10,004
Arthur J Gallagher & Co.	129	19,230
Assurant, Inc.	45	7,163
Athene Holding Ltd., (Bermuda), Class A (a)	85	5,839
Berkshire Hathaway, Inc., Class B (a)	857	233,979
Brown & Brown, Inc.	138	7,648
Chubb Ltd., (Switzerland)	310	53,775
Cincinnati Financial Corp.	123	14,094
Equitable Holdings, Inc.	273	8,103
Erie Indemnity Co., Class A	15	2,588
Everest Re Group Ltd., (Bermuda)	27	6,657
Fidelity National Financial, Inc.	179	8,115
Globe Life, Inc.	106	9,414
Hartford Financial Services Group, Inc. (The)	293	20,555
Lincoln National Corp.	161	11,043
Loews Corp.	163	8,803
Markel Corp. (a)	12	14,376

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Marsh & McLennan Cos., Inc.	369	55,905
MetLife, Inc.	593	36,610
Principal Financial Group, Inc.	268	17,241
Progressive Corp. (The)	415	37,519
Prudential Financial, Inc.	314	33,076
RenaissanceRe Holdings Ltd., (Bermuda)	45	6,261
Travelers Cos., Inc. (The)	209	31,784
Voya Financial, Inc.	176	10,787
Willis Towers Watson plc, (United Kingdom)	96	22,251
WR Berkley Corp.	133	9,757

		849,794

Private Equity — 0.4%
Blackstone Group, Inc. (The)	473	55,077
Carlyle Group, Inc. (The)	92	4,329
KKR & Co., Inc.	316	19,264

		78,670

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	44	4,314

REITS — 0.7%
AGNC Investment Corp.	380	5,990
Alexandria Real Estate Equities, Inc.	16	3,096
American Tower Corp.	48	12,800
Annaly Capital Management, Inc.	861	7,252
AvalonBay Communities, Inc.	18	4,065
Boston Properties, Inc.	16	1,743
Camden Property Trust	9	1,362
Crown Castle International Corp.	47	8,101
Digital Realty Trust, Inc.	32	4,563
Duke Realty Corp.	35	1,670
Equinix, Inc.	10	8,138
Equity LifeStyle Properties, Inc.	11	852
Equity Residential	46	3,716
Essex Property Trust, Inc.	8	2,520
Extra Space Storage, Inc.	12	2,099
Healthpeak Properties, Inc.	72	2,415
Host Hotels & Resorts, Inc. (a)	93	1,515
Invitation Homes, Inc.	71	2,717
Iron Mountain, Inc.	27	1,182
Medical Properties Trust, Inc.	39	775
Mid-America Apartment Communities, Inc.	16	2,938
Omega Healthcare Investors, Inc.	18	553
Prologis, Inc.	91	11,434
Public Storage	18	5,235
Realty Income Corp.	40	2,568
Regency Centers Corp.	18	1,194
SBA Communications Corp., Class A	10	3,368

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Simon Property Group, Inc.	36	4,635
Sun Communities, Inc.	11	1,958
UDR, Inc.	24	1,297
Ventas, Inc.	52	2,851
VEREIT, Inc.	27	1,242
VICI Properties, Inc.	73	2,077
Vornado Realty Trust	56	2,359
Welltower, Inc.	52	4,266
Weyerhaeuser Co.	99	3,537
WP Carey, Inc.	12	844

		128,927

Savings & Loans — 0.0% (g)
People’s United Financial, Inc.	57	1,001

Total Financial		2,748,156

Industrial — 12.7%
Aerospace/Defense — 1.6%
Boeing Co. (The) (a)	293	64,462
General Dynamics Corp.	130	25,416
HEICO Corp.	24	3,189
HEICO Corp., Class A	36	4,260
Howmet Aerospace, Inc.	204	6,370
L3Harris Technologies, Inc.	107	23,533
Lockheed Martin Corp.	132	45,534
Northrop Grumman Corp.	81	29,140
Raytheon Technologies Corp.	807	69,405
Teledyne Technologies, Inc. (a)	10	4,477
TransDigm Group, Inc. (a)	27	16,552

		292,338

Building Materials — 0.5%
Carrier Global Corp.	434	22,455
Fortune Brands Home & Security, Inc.	70	6,275
Johnson Controls International plc	392	26,718
Lennox International, Inc.	16	4,619
Martin Marietta Materials, Inc.	8	2,741
Masco Corp.	121	6,708
Owens Corning	54	4,637
Vulcan Materials Co.	17	2,820

		76,973

Electrical Components & Equipments — 0.3%
AMETEK, Inc.	127	15,801
Emerson Electric Co.	320	30,134
Generac Holdings, Inc. (a)	33	13,469

		59,404

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 0.9%
Agilent Technologies, Inc.	35	5,559
Allegion plc, (Ireland)	54	7,165
Amphenol Corp., Class A	164	12,044
Arrow Electronics, Inc. (a)	24	2,678
Fortive Corp.	177	12,479
Garmin Ltd., (Switzerland)	23	3,652
Honeywell International, Inc.	370	78,553
Keysight Technologies, Inc. (a)	55	9,094
Mettler-Toledo International, Inc. (a)	3	4,424
Sensata Technologies Holding plc (a)	79	4,308
TE Connectivity Ltd., (Switzerland)	93	12,797
Trimble, Inc. (a)	85	6,985
Waters Corp. (a)	5	1,812

		161,550

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	70	9,275

Environmental Control — 0.4%
Pentair plc, (United Kingdom)	89	6,478
Republic Services, Inc., Class A	123	14,717
Waste Connections, Inc.	141	17,741
Waste Management, Inc.	222	33,154

		72,090

Hand/Machine Tools — 0.1%
Snap-on, Inc.	29	5,966
Stanley Black & Decker, Inc.	88	15,443

		21,409

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	289	55,446

Machinery - Diversified — 0.8%
Cognex Corp.	44	3,561
Deere & Co.	156	52,285
Dover Corp.	74	11,533
IDEX Corp.	38	7,764
Ingersoll Rand, Inc. (a)	211	10,613
Nordson Corp.	27	6,478
Otis Worldwide Corp.	207	17,005
Rockwell Automation, Inc.	60	17,709
Westinghouse Air Brake Technologies Corp.	95	8,188
Xylem, Inc.	102	12,563

		147,699

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Miscellaneous Manufacturers — 1.3%
3M Co.	305	53,529
AO Smith Corp.	69	4,195
Eaton Corp. plc	213	31,858
General Electric Co.	581	59,851
Illinois Tool Works, Inc.	163	33,678
Parker-Hannifin Corp.	69	19,343
Textron, Inc.	140	9,764
Trane Technologies plc, (Ireland)	127	21,884

		234,102

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	179	2,077
Ball Corp.	36	3,213
Crown Holdings, Inc.	12	1,212
Packaging Corp. of America	16	2,138
Sealed Air Corp.	51	2,780
Westrock Co.	36	1,817

		13,237

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	31	5,924

Transportation — 6.3%
CH Robinson Worldwide, Inc.	571	49,708
CSX Corp.	1,195	35,544
Expeditors International of Washington, Inc.	739	87,992
FedEx Corp.	1,073	235,361
JB Hunt Transport Services, Inc.	45	7,447
Kansas City Southern	47	12,780
Knight-Swift Transportation Holdings, Inc., Class A	86	4,423
Norfolk Southern Corp.	133	31,796
Old Dominion Freight Line, Inc.	53	15,063
Union Pacific Corp.	350	68,581
United Parcel Service, Inc., Class B	3,160	575,508

		1,124,203

Total Industrial		2,273,650

Technology — 24.2%
Computers — 4.3%
Accenture plc, (Ireland), Class A	74	23,735
Apple, Inc.	4,255	602,059
Cognizant Technology Solutions Corp., Class A	65	4,820
Crowdstrike Holdings, Inc., Class A (a)	141	34,667
Dell Technologies, Inc., Class C (a)	71	7,428
EPAM Systems, Inc. (a)	6	3,664
Fortinet, Inc. (a)	104	30,418
Hewlett Packard Enterprise Co.	334	4,764

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
HP, Inc.	328	8,969
International Business Machines Corp.	102	14,135
Leidos Holdings, Inc.	70	6,688
NetApp, Inc.	53	4,724
Seagate Technology Holdings plc	48	3,956
Western Digital Corp. (a)	81	4,544
Zscaler, Inc. (a)	60	15,748

		770,319

Office/Business Equipment — 0.1% (g)
Zebra Technologies Corp., Class A (a)	14	7,104

Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a)	393	40,475
Analog Devices, Inc.	177	29,612
Applied Materials, Inc.	299	38,447
Broadcom, Inc.	131	63,622
Intel Corp.	1,316	70,132
IPG Photonics Corp. (a)	31	4,858
KLA Corp.	49	16,439
Lam Research Corp.	46	26,323
Marvell Technology, Inc.	263	15,888
Microchip Technology, Inc.	86	13,213
Micron Technology, Inc.	374	26,524
Monolithic Power Systems, Inc.	13	6,479
NVIDIA Corp.	806	167,073
NXP Semiconductors NV, (Netherlands)	90	17,608
ON Semiconductor Corp. (a)	142	6,477
Qorvo, Inc. (a)	36	6,037
QUALCOMM, Inc.	364	46,939
Skyworks Solutions, Inc.	54	8,829
Teradyne, Inc.	53	5,790
Texas Instruments, Inc.	299	57,522
Xilinx, Inc.	78	11,731

		680,018

Software — 16.0%
Activision Blizzard, Inc.	90	6,928
Adobe, Inc. (a)	359	206,711
Akamai Technologies, Inc. (a)	18	1,897
ANSYS, Inc. (a)	65	22,272
Autodesk, Inc. (a)	164	46,766
Avalara, Inc. (a)	65	11,330
Bentley Systems, Inc., Class B	129	7,822
Black Knight, Inc. (a)	110	7,922
Broadridge Financial Solutions, Inc.	9	1,496
Cadence Design Systems, Inc. (a)	209	31,674
Ceridian HCM Holding, Inc. (a)	103	11,562
Cerner Corp.	43	3,047

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Citrix Systems, Inc.	91	9,764
Clarivate plc, (United Kingdom) (a)	181	3,962
Cloudflare, Inc., Class A (a)	25	2,866
Coupa Software, Inc. (a)	54	11,826
Datadog, Inc., Class A (a)	139	19,714
DocuSign, Inc., Class A (a)	145	37,331
Dropbox, Inc., Class A (a)	235	6,880
Dynatrace, Inc. (a)	139	9,868
Electronic Arts, Inc.	34	4,793
Fair Isaac Corp. (a)	20	8,106
Fidelity National Information Services, Inc.	70	8,545
Fiserv, Inc. (a)	67	7,305
Guidewire Software, Inc. (a)	59	6,986
HubSpot, Inc. (a)	33	22,452
Intuit, Inc.	205	110,487
Jack Henry & Associates, Inc.	11	1,741
Microsoft Corp.	5,303	1,495,038
MongoDB, Inc., Class A (a)	6	2,735
MSCI, Inc., Class A	51	30,905
Oracle Corp.	1,399	121,903
Palantir Technologies, Inc., Class A (a)	1,150	27,641
Paychex, Inc.	37	4,161
Paycom Software, Inc. (a)	38	18,943
PTC, Inc. (a)	81	9,754
RingCentral, Inc., Class A (a)	55	11,993
Roper Technologies, Inc.	56	25,019
salesforce.com, Inc. (a)	728	197,406
ServiceNow, Inc. (a)	148	92,069
Snowflake, Inc., Class A (a)	22	6,602
Splunk, Inc. (a)	122	17,673
SS&C Technologies Holdings, Inc.	168	11,665
Synopsys, Inc. (a)	116	34,684
Take-Two Interactive Software, Inc. (a)	13	2,047
Twilio, Inc., Class A (a)	18	5,816
Tyler Technologies, Inc. (a)	30	13,672
Unity Software, Inc. (a)	44	5,517
Veeva Systems, Inc., Class A (a)	15	4,283
VMware, Inc., Class A (a)	64	9,460
Workday, Inc., Class A (a)	143	35,614
Zoom Video Communications, Inc., Class A (a)	159	41,521

		2,858,174

Total Technology		4,315,615

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	58	1,320
Alliant Energy Corp.	38	2,128
Ameren Corp.	23	1,858
American Electric Power Co., Inc.	60	4,875
CenterPoint Energy, Inc.	43	1,061
CMS Energy Corp.	21	1,255
Consolidated Edison, Inc.	43	3,104
Dominion Energy, Inc.	81	5,907
DTE Energy Co.	20	2,258
Duke Energy Corp.	92	8,956
Edison International	41	2,301
Entergy Corp.	23	2,303
Evergy, Inc.	21	1,295
Eversource Energy	37	3,032
Exelon Corp.	131	6,314
FirstEnergy Corp.	57	2,037
NextEra Energy, Inc.	229	17,972
NRG Energy, Inc.	26	1,062
PG&E Corp. (a)	163	1,566
Pinnacle West Capital Corp.	12	839
PPL Corp.	103	2,866
Public Service Enterprise Group, Inc.	74	4,537
Sempra Energy	43	5,455
Southern Co. (The)	136	8,408
Vistra Corp.	40	681
WEC Energy Group, Inc.	35	3,129
Xcel Energy, Inc.	62	3,889

		100,408

Gas — 0.0% (g)
Atmos Energy Corp.	11	964
NiSource, Inc.	16	387
UGI Corp.	21	909

		2,260

Water — 0.0% (g)
American Water Works Co., Inc.	18	3,114
Essential Utilities, Inc.	12	540

		3,654

Total Utilities		106,322

Total Common Stocks (Cost $13,699,235)		17,733,068

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.6%
Time Deposits — 0.6%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021	66,564		66,564
BNP Paribas SA, 0.01%, 10/01/2021	34,770		34,770
Brown Brothers Harriman, 0.01%, 10/01/2021	—	(h)	—	(h)
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021	12,696		12,696

Total Short-Term Investments (Cost $114,030)			114,030

Total Investments — 100.0% (Cost - $13,813,265) *			17,847,098
Liabilities in Excess of Other Assets — 0.0% (g)			(1,942)

NET ASSETS — 100.0%			$17,845,156

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	9	12/2021	USD	1,006	(16)
Micro E-mini NASDAQ 100 Index	87	12/2021	USD	2,681	(126)
NASDAQ 100 E-mini Index	99	12/2021	USD	30,639	(1,568)
S&P 500 E-mini Index	228	12/2021	USD	50,623	(1,628)
S&P MidCap 400 E-mini Index	19	12/2021	USD	5,021	(18)

					(3,356)

Short Contracts
S&P 500 E-mini Index	(55)	12/2021	USD	(11,815)	(4)

Total unrealized appreciation (depreciation)					(3,360)

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	22.0%
Software	16.0%
Pharmaceuticals	7.8%
Transportation	6.3%
Banks	6.0%
Insurance	4.8%
Computers	4.3%
Beverages	4.2%
Semiconductors	3.8%
Diversified Financial Services	3.5%
Biotechnology	2.7%
Commercial Services	1.8%
Aerospace/Defense	1.6%
Miscellaneous Manufacturers	1.3%
Retail	1.2%
Healthcare - Products	1.0%
Others (Each less than 1.0%)	11.1%
Short-Term Investments	0.6%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Food — 0.0% (g)
Britannia Industries Ltd., (India), 5.50%, 06/03/2024 (Cost $0) (g)	INR 140	2

	SHARES
Common Stocks — 97.3%
Australia — 0.2%
BHP Group plc	851	21,435

Austria — 0.4%
Erste Group Bank AG	355	15,577
OMV AG	25	1,531
Raiffeisen Bank International AG	190	4,960
Verbund AG	191	19,348
voestalpine AG	19	700

		42,116

Belgium — 1.1%
Ageas SA	220	10,912
Anheuser-Busch InBev SA	478	27,089
Elia Group SA	89	10,585
Etablissements Franz Colruyt NV	9	472
Groupe Bruxelles Lambert SA	143	15,770
KBC Group NV	316	28,513
Proximus SADP	26	515
Sofina SA	20	7,756
Solvay SA	12	1,522
UCB SA	216	24,234
Umicore SA	33	1,926

		129,294

Chile — 0.0% (g)
Antofagasta plc	158	2,867

China — 0.0% (g)
China Huarong Asset Management Co. Ltd., Class H (a) (e) (bb) (cc)	374	37
Wangfujing Group Co. Ltd., Class A	6	29

		66

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — 4.4%
Ambu A/S, Class B	27	803
AP Moller - Maersk A/S, Class A	3	6,860
AP Moller - Maersk A/S, Class B	5	13,449
Carlsberg A/S, Class B	63	10,226
Chr Hansen Holding A/S	17	1,407
Coloplast A/S, Class B	19	3,034
Danske Bank A/S	872	14,692
Demant A/S (a)	18	887
DSV A/S	172	41,111
Genmab A/S (a)	11	4,650
GN Store Nord AS	20	1,399
Novo Nordisk A/S, Class B	2,877	277,360
Novozymes A/S, Class B	33	2,286
Orsted AS (e)	529	69,740
Pandora A/S	16	1,973
ROCKWOOL International A/S, Class B	7	3,111
Tryg A/S	453	10,268
Vestas Wind Systems A/S	860	34,498

		497,754

Finland — 1.7%
Elisa OYJ	24	1,479
Fortum OYJ	1,239	37,616
Kesko Oyj, Class B	45	1,548
Kone OYJ, Class B	291	20,425
Neste OYJ	70	3,976
Nokia OYJ (a)	4,879	26,911
Nordea Bank Abp, Class A	4,102	52,857
Orion OYJ, Class B	181	7,184
Sampo OYJ, Class A	631	31,202
Stora Enso OYJ, Class R	96	1,596
UPM-Kymmene OYJ	89	3,143
Wartsila OYJ Abp	404	4,806

		192,743

France — 11.0%
Accor SA (a)	28	994
Aeroports de Paris (a)	25	3,243
Air Liquide SA	79	12,579
Airbus SE (a)	504	66,843
Alstom SA	270	10,248
Amundi SA (e)	77	6,473
Arkema SA	10	1,340
Atos SE	91	4,829
AXA SA	2,451	67,911
BioMerieux	7	782
BNP Paribas SA	1,425	91,172
Bollore SA	144	830
Bouygues SA	195	8,081

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Bureau Veritas SA	252	7,790
Capgemini SE	148	30,589
Carrefour SA	104	1,866
Cie de Saint-Gobain	433	29,136
Cie Generale des Etablissements Michelin SCA	28	4,305
CNP Assurances	213	3,363
Covivio	8	677
Credit Agricole SA	1,472	20,232
Danone SA	410	27,930
Dassault Aviation SA	21	2,384
Dassault Systemes SE	610	32,117
Edenred	227	12,213
Eiffage SA	73	7,370
Electricite de France SA	1,314	16,508
Engie SA	5,154	67,425
EssilorLuxottica SA	47	9,048
Eurazeo SE	50	4,719
Faurecia SE	19	901
Gecina SA	8	1,034
Getlink SE	375	5,856
Hermes International	5	7,234
Ipsen SA	64	6,138
Kering SA	12	8,829
Klepierre SA	34	762
La Francaise des Jeux SAEM (e)	16	815
Legrand SA	229	24,537
L’Oreal SA	42	17,275
LVMH Moet Hennessy Louis Vuitton SE	46	32,939
Orange SA	330	3,567
Orpea SA	9	1,002
Pernod Ricard SA	131	28,967
Publicis Groupe SA	37	2,475
Remy Cointreau SA	14	2,770
Renault SA (a)	358	12,717
Safran SA	292	36,982
Sanofi	1,943	187,037
Sartorius Stedim Biotech	5	2,547
Schneider Electric SE	461	76,741
SCOR SE	201	5,792
SEB SA	5	643
Societe Generale SA	1,024	32,073
Sodexo SA (a)	14	1,263
Suez SA	1,002	22,841
Teleperformance	50	19,768
Thales SA	91	8,834
TotalEnergies SE	415	19,856
Ubisoft Entertainment SA (a)	15	910

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Unibail-Rodamco-Westfield (a)	21	1,520
Valeo SA	37	1,032
Veolia Environnement SA	1,845	56,378
Vinci SA	455	47,359
Vivendi SE	118	1,483
Wendel SE	33	4,628
Worldline SA (a) (e)	218	16,651

		1,255,153

Germany — 11.1%
adidas AG	32	9,924
Allianz SE (Registered)	522	117,053
BASF SE	152	11,560
Bayer AG (Registered)	1,682	91,304
Bayerische Motoren Werke AG	620	58,846
Bechtle AG	75	5,134
Beiersdorf AG	17	1,816
Brenntag SE	132	12,253
Carl Zeiss Meditec AG	7	1,281
Commerzbank AG (a)	1,281	8,483
Continental AG (a)	18	1,952
Covestro AG (e)	32	2,173
Daimler AG (Registered)	1,599	141,072
Delivery Hero SE (a) (e)	27	3,414
Deutsche Bank AG (Registered) (a)	2,612	33,196
Deutsche Boerse AG	240	39,020
Deutsche Lufthansa AG (Registered) (a)	510	3,480
Deutsche Post AG (Registered)	848	53,175
Deutsche Telekom AG (Registered)	553	11,083
Deutsche Wohnen SE	57	3,491
E.ON SE	6,335	77,320
Evonik Industries AG	35	1,110
Fresenius Medical Care AG & Co. KGaA	34	2,394
Fresenius SE & Co. KGaA	70	3,341
GEA Group AG	132	6,017
Hannover Rueck SE	77	13,325
HeidelbergCement AG	25	1,840
HelloFresh SE (a)	27	2,514
Henkel AG & Co. KGaA	15	1,329
Infineon Technologies AG	1,201	49,132
KION Group AG	61	5,715
Knorr-Bremse AG	62	6,637
LANXESS AG	14	931
LEG Immobilien SE	12	1,719
Merck KGaA	221	47,912
MTU Aero Engines AG	46	10,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	177	48,410

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Nemetschek SE	53	5,529
Puma SE	18	1,954
Rational AG	4	4,097
RWE AG	1,808	63,749
SAP SE	961	129,907
Scout24 AG (e)	14	1,003
Siemens AG (Registered)	654	107,039
Siemens Energy AG (a)	341	9,116
Siemens Healthineers AG (e)	47	3,037
Symrise AG, Class A	21	2,805
TeamViewer AG (a) (e)	148	4,320
Telefonica Deutschland Holding AG	174	497
Uniper SE	263	10,950
United Internet AG (Registered)	16	621
Volkswagen AG	61	18,678
Vonovia SE	91	5,470
Zalando SE (a) (e)	37	3,355

		1,261,777

Hong Kong — 0.0% (g)
Brilliance China Automotive Holdings Ltd. (a) (bb) (cc)	122	49

Indonesia — 0.0% (g)
Bank Rakyat Indonesia Persero Tbk. PT	654	174

Ireland — 0.8%
CRH plc	129	6,087
DCC plc	107	8,954
Experian plc	1,009	42,254
Flutter Entertainment plc (a)	29	5,700
Kerry Group plc, Class A	100	13,374
Kingspan Group plc	132	13,122
Smurfit Kappa Group plc	40	2,121

		91,612

Italy — 4.3%
Amplifon SpA	21	978
Assicurazioni Generali SpA	1,405	29,757
Atlantia SpA (a)	422	7,967
Davide Campari-Milano NV	329	4,617
DiaSorin SpA	4	879
Enel SpA	22,826	175,195
Eni SpA	423	5,643
Ferrari NV	236	49,169
FinecoBank Banca Fineco SpA (a)	771	13,922
Infrastrutture Wireless Italiane SpA (e)	56	625
Intesa Sanpaolo SpA	20,906	59,184
Mediobanca Banca di Credito Finanziario SpA (a)	785	9,443
Moncler SpA	34	2,066

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Nexi SpA (a) (e)	404	7,535
Poste Italiane SpA (e)	668	9,175
Prysmian SpA	217	7,582
Recordati Industria Chimica e Farmaceutica SpA	179	10,403
Snam SpA	5,994	33,157
Telecom Italia SpA	2,634	1,041
Terna Rete Elettrica Nazionale	4,022	28,546
UniCredit SpA	2,705	35,792

		492,676

Jordan — 0.1%
Hikma Pharmaceuticals plc	337	11,078

Luxembourg — 0.1%
ArcelorMittal SA	118	3,623
Aroundtown SA	168	1,155
Eurofins Scientific SE	22	2,833
Tenaris SA	79	829

		8,440

Netherlands — 6.3%
ABN AMRO Bank NV, GDR, CVA (a) (e)	537	7,745
Adyen NV (a) (e)	18	50,800
Aegon NV	2,278	11,761
Akzo Nobel NV	32	3,454
Argenx SE (a)	8	2,275
ASM International NV	44	17,042
ASML Holding NV	386	288,253
EXOR NV	137	11,463
Heineken Holding NV	72	6,290
Heineken NV	163	16,985
ING Groep NV	4,942	71,850
JDE Peet’s NV	47	1,409
Just Eat Takeaway.com NV (a) (e)	30	2,160
Koninklijke Ahold Delhaize NV	174	5,805
Koninklijke DSM NV	29	5,811
Koninklijke KPN NV	564	1,775
Koninklijke Philips NV	151	6,729
Koninklijke Vopak NV	13	505
NN Group NV	343	17,963
Prosus NV (a)	154	12,360
QIAGEN NV (a)	38	1,964
Randstad NV	102	6,891
Royal Dutch Shell plc, Class A	1,652	36,741
Royal Dutch Shell plc, Class B	1,493	33,079
Stellantis NV	3,793	72,179
Universal Music Group NV (a)	120	3,203
Wolters Kluwer NV	229	24,274

		720,766

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — 0.5%
Adevinta ASA, Class B (a)	43	745
DNB Bank ASA	1,172	26,641
Equinor ASA	160	4,063
Gjensidige Forsikring ASA	254	5,626
Mowi ASA	274	6,956
Norsk Hydro ASA	218	1,625
Orkla ASA	470	4,313
Schibsted ASA, Class A	13	634
Schibsted ASA, Class B	14	586
Telenor ASA	116	1,949
Yara International ASA	28	1,401

		54,539

Poland — 0.0% (g)
InPost SA (a)	171	2,833

Portugal — 0.4%
EDP - Energias de Portugal SA	7,956	41,792
Galp Energia SGPS SA	87	993
Jeronimo Martins SGPS SA	42	834

		43,619

South Korea — 3.3%
Samsung Electronics Co. Ltd.	4,442	275,375
Samsung Electronics Co. Ltd. (Registered), GDR	67	102,803

		378,178

Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	210	5,702
Aena SME SA (a) (e)	65	11,155
Amadeus IT Group SA (a)	415	27,288
Banco Bilbao Vizcaya Argentaria SA	8,452	55,787
Banco Santander SA	21,984	79,633
CaixaBank SA	5,625	17,444
Cellnex Telecom SA (e)	85	5,255
EDP Renovaveis SA	806	20,011
Enagas SA	404	8,973
Endesa SA	956	19,273
Ferrovial SA	414	12,080
Grifols SA	51	1,250
Iberdrola SA	16,728	168,286
Industria de Diseno Textil SA	183	6,731
Naturgy Energy Group SA	882	22,199
Red Electrica Corp. SA	1,012	20,309
Repsol SA	249	3,252
Siemens Gamesa Renewable Energy SA (a)	205	5,211
Telefonica SA	864	4,054

		493,893

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 4.0%
Alfa Laval AB	270	10,063
Assa Abloy AB, Class B	858	24,878
Atlas Copco AB, Class A	574	34,649
Atlas Copco AB, Class B	334	17,000
Boliden AB	45	1,443
Electrolux AB, Class B	37	866
Embracer Group AB, Class B (a)	76	734
Epiroc AB, Class A	567	11,784
Epiroc AB, Class B	331	5,854
EQT AB	374	15,533
Essity AB, Class B	101	3,143
Evolution AB (e)	28	4,270
Fastighets AB Balder, Class B (a)	17	1,042
H & M Hennes & Mauritz AB, Class B (a)	121	2,443
Hexagon AB, Class B	1,813	28,037
Husqvarna AB, Class B	69	825
ICA Gruppen AB	17	779
Industrivarden AB, Class A	136	4,337
Industrivarden AB, Class C	205	6,339
Investment AB Latour, Class B	126	3,902
Investor AB, Class B	2,309	49,653
Kinnevik AB, Class B (a)	307	10,785
L E Lundbergforetagen AB, Class B	96	5,284
Lundin Energy AB	34	1,254
Nibe Industrier AB, Class B	1,220	15,328
Sandvik AB	966	22,062
Securitas AB, Class B	268	4,242
Sinch AB (a) (e)	465	9,015
Skandinaviska Enskilda Banken AB, Class A	2,057	28,989
Skanska AB, Class B	291	7,297
SKF AB, Class B	326	7,678
Svenska Cellulosa AB SCA, Class B	100	1,551
Svenska Handelsbanken AB, Class A	1,842	20,632
Swedbank AB, Class A	1,144	23,067
Swedish Match AB	992	8,688
Tele2 AB, Class B	84	1,244
Telefonaktiebolaget LM Ericsson, Class B	2,685	30,307
Telia Co. AB	443	1,821
Volvo AB, Class A	163	3,690
Volvo AB, Class B	1,230	27,458

		457,966

Switzerland — 25.4%
ABB Ltd. (Registered)	1,481	49,526
Adecco Group AG (Registered)	132	6,614
Alcon, Inc.	82	6,650
Baloise Holding AG (Registered)	59	8,948
Banque Cantonale Vaudoise (Registered)	38	2,861

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Barry Callebaut AG (Registered)	8		17,192
Chocoladefabriken Lindt & Spruengli AG	2		24,833
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	26,651
Cie Financiere Richemont SA (Registered), Class A	86		8,882
Clariant AG (Registered) (a)	36		676
Coca-Cola HBC AG (a)	173		5,577
Credit Suisse Group AG (Registered)	3,225		31,854
EMS-Chemie Holding AG (Registered)	1		1,095
Geberit AG (Registered)	32		23,251
Givaudan SA (Registered)	2		6,916
Glencore plc	4,026		18,937
Julius Baer Group Ltd.	282		18,711
Kuehne + Nagel International AG (Registered)	46		15,832
Holcim Ltd. (a)	86		4,142
Logitech International SA (Registered)	159		14,135
Lonza Group AG (Registered)	12		9,159
Nestle SA (Registered)	6,110		736,199
Novartis AG (Registered)	7,408		607,446
Partners Group Holding AG	29		44,783
Roche Holding AG	2,454		900,690
Schindler Holding AG	35		9,423
Schindler Holding AG (Registered)	17		4,279
SGS SA (Registered)	5		15,119
Sika AG (Registered)	23		7,360
Sonova Holding AG (Registered)	9		3,387
STMicroelectronics NV	628		27,423
Straumann Holding AG (Registered)	2		3,035
Swatch Group AG (The)	5		1,328
Swatch Group AG (The) (Registered)	7		349
Swiss Life Holding AG (Registered)	40		20,372
Swiss Prime Site AG (Registered)	13		1,272
Swiss Re AG	381		32,532
Swisscom AG (Registered)	4		2,514
Temenos AG (Registered)	61		8,320
UBS Group AG (Registered)	4,617		73,687
Vifor Pharma AG	162		20,983
Zurich Insurance Group AG	190		77,870

			2,900,813

Taiwan — 0.0% (g)
Chang Hwa Commercial Bank Ltd.	3		2
E.Sun Financial Holding Co. Ltd.	35		33
First Financial Holding Co. Ltd.	5		4
Fubon Financial Holding Co. Ltd.	34		93
Hiwin Technologies Corp.	—	(h)	5
Hua Nan Financial Holdings Co. Ltd.	11		8
Ruentex Development Co. Ltd.	16		33
Taishin Financial Holding Co. Ltd.	23		15
Taiwan Cooperative Financial Holding Co. Ltd.	10		8
Wan Hai Lines Ltd.	3		19

			220

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 17.9%
3i Group plc	1,460	25,077
Admiral Group plc	291	12,148
Anglo American plc	522	18,283
Ashtead Group plc	490	37,024
Associated British Foods plc	308	7,675
AstraZeneca plc	3,020	363,925
Auto Trader Group plc (e)	391	3,083
AVEVA Group plc	139	6,732
Aviva plc	5,898	31,261
BAE Systems plc	3,527	26,710
Barclays plc	25,561	64,951
Barratt Developments plc	408	3,610
Berkeley Group Holdings plc	45	2,617
BP plc	8,154	37,142
British American Tobacco plc	1,883	65,836
British Land Co. plc (The)	351	2,330
BT Group plc (a)	3,596	7,708
Bunzl plc	368	12,143
Burberry Group plc	163	3,958
CNH Industrial NV	876	14,720
Coca-Cola Europacific Partners plc	131	7,239
Compass Group plc (a)	719	14,697
Croda International plc	56	6,443
Diageo plc	2,021	97,829
Direct Line Insurance Group plc	2,030	7,922
Entain plc (a)	236	6,736
Evraz plc	203	1,610
Ferguson plc	245	33,972
GlaxoSmithKline plc	9,808	185,107
Halma plc	440	16,767
Hargreaves Lansdown plc	538	10,338
HSBC Holdings plc	30,725	160,649
Imperial Brands plc	818	17,104
Informa plc (a)	601	4,423
InterContinental Hotels Group plc (a)	74	4,712
Intertek Group plc	176	11,739
J Sainsbury plc	681	2,610
JD Sports Fashion plc	208	2,921
Johnson Matthey plc	79	2,816

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Kingfisher plc	851		3,842
Land Securities Group plc	285		2,653
Legal & General Group plc	8,958		33,658
Lloyds Banking Group plc	106,886		66,528
London Stock Exchange Group plc	495		49,582
M&G plc	3,884		10,613
Melrose Industries plc	4,762		11,057
Mondi plc	196		4,808
National Grid plc	1,432		17,065
Natwest Group plc	8,711		26,262
Next plc	53		5,868
Ocado Group plc (a)	197		4,403
Pearson plc	305		2,922
Persimmon plc	129		4,613
Phoenix Group Holdings plc	980		8,476
Prudential plc	3,936		76,379
Reckitt Benckiser Group plc	287		22,575
RELX plc	2,112		60,799
Rentokil Initial plc	2,033		15,961
Rio Tinto plc	452		29,653
Rolls-Royce Holdings plc (a)	9,132		17,057
Sage Group plc (The)	1,241		11,815
Schroders plc	188		9,037
Segro plc	483		7,766
Severn Trent plc	101		3,546
Smith & Nephew plc	354		6,106
Smiths Group plc	433		8,357
Spirax-Sarco Engineering plc	81		16,241
SSE plc	420		8,847
St James’s Place plc	814		16,425
Standard Chartered plc	3,988		23,312
Abrdn Plc	3,268		11,176
Taylor Wimpey plc	1,476		3,078
Tesco plc	3,115		10,607
Unilever plc	1,055		57,137
United Utilities Group plc	274		3,560
Vodafone Group plc	11,264		17,140
Whitbread plc (a)	81		3,616
Wm Morrison Supermarkets plc	964		3,826
WPP plc	486		6,516

			2,045,449

Total Common Stocks (Cost $10,035,478)			11,105,510

Preferred Stocks — 1.4%
Brazil — 0.0% (g)
Bradespar SA	2		17
Cia Energetica de Minas Gerais	—	(h)	—	(h)

			17

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — continued
Germany — 1.0%
Bayerische Motoren Werke AG	106		8,060
FUCHS PETROLUB SE	12		547
Henkel AG & Co. KGaA	31		2,879
Porsche Automobil Holding SE	286		28,291
Sartorius AG	4		2,759
Volkswagen AG	347		77,311

			119,847

South Korea — 0.4%
Samsung Electronics Co. Ltd.	765		44,650

Total Preferred Stocks (Cost $130,725)			164,514

	NUMBER OF RIGHTS
Rights — 0.0% (g)
India — 0.0% (g)
Bharti Airtel Ltd., expiring 10/21/2021 (a) (bb) (cc)	4		9

South Korea — 0.0% (g)
Hyundai Engineering & Construction Co. Ltd., expiring 10/22/2021 (a) (bb) (cc)	—	(h)	4
Samsung Heavy Industries, expiring 12/31/2049 (a) (bb) (cc)	9		8

			12

Total Rights (Cost $0)			21

	NUMBER OF WARRANTS
Warrants — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL,
expiring, 11/07/2024 (a) (w) (bb) (cc)	49		—
11/20/2026 (a) (w) (bb) (cc)	99		—
Total Warrants (Cost $–)			—

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021		2,337		2,337
BNP Paribas SA,
(1.42%), 10/01/2021	CHF	13,519		14,506
(0.79%), 10/01/2021	EUR	18,571		21,511
0.01%, 10/01/2021		12,620		12,621
Brown Brothers Harriman,
(1.42%), 10/01/2021	CHF	7,445		7,989
(0.79%), 10/01/2021	EUR	—	(h)	—	(h)
(0.46%), 10/01/2021	DKK	14,208		2,213
(0.27%), 10/01/2021	SEK	14,579		1,665
0.00%, 10/04/2021	HKD	312		40
0.01%, 10/01/2021	CAD	—	(h)	—	(h)
0.01%, 10/01/2021	NOK	2,953		338
0.01%, 10/01/2021		—	(h)	—	(h)
3.50%, 10/01/2021	ZAR	—	(h)	—	(h)
Citibank NA,
(0.79%), 10/01/2021	EUR	6,587		7,630
0.01%, 10/01/2021	GBP	5,877		7,919
0.01%, 10/01/2021		1,998		1,998
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021		4,666		4,666

Total Short-Term Investments (Cost $85,433)				85,433

Total Investments — 99.5% (Cost—$10,251,636) *				11,355,480
Other Assets in Excess of Liabilities — 0.5%				58,255

NET ASSETS — 100.0%				$11,413,735

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,516	12/2021	EUR	72,423	(1,338)
FTSE 100 Index	346	12/2021	GBP	32,819	158
MSCI Emerging Markets Index	57	12/2021	USD	3,632	(82)

Total unrealized appreciation (depreciation)					(1,262)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	2,035	USD	2,178	Deutsche Bank AG	10/06/2021	6
CHF	1,000	EUR	925	Deutsche Bank AG	10/06/2021	1
CHF	42,154	USD	45,119	Morgan Stanley & Co.	10/06/2021	115

Total unrealized appreciation						122

USD	1,378	CHF	1,285	UBS AG LONDON	10/06/2021	(1)
USD	5,757	DKK	37,014	Deutsche Bank AG	10/06/2021	(9)
DKK	137,193	USD	21,385	Goldman Sachs International	10/06/2021	(14)
USD	15,011	EUR	12,979	Bank of America, NA	10/06/2021	(24)
EUR	254,909	USD	295,441	UBS AG LONDON	10/06/2021	(155)
USD	232	NOK	2,031	Bank of America, NA	10/06/2021	(1)
NOK	47,717	USD	5,466	Goldman Sachs International	10/06/2021	(8)
SEK	265,579	USD	30,358	Bank of America, NA	10/06/2021	(21)

Total unrealized depreciation						(233)

Net unrealized appreciation (depreciation)						(111)

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong dollar
INR	—	Indian Rupiach
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	24.2%
Banks	10.6%
Food	7.9%
Electric	7.7%
Semiconductors	7.1%
Insurance	6.1%
Auto Manufacturers	4.4%
Commercial Services	2.9%
Software	1.8%
Beverages	1.8%
Aerospace/Defense	1.5%
Diversified Financial Services	1.4%
Electrical Componenst & Equipment	1.4%
Oil & Gas	1.4%
Transportation	1.3%
Machinery - Diversified	1.3%
Miscellaneous Manufacturers	1.2%
Investment Companies	1.1%
Telecommunications	1.0%
Others (Each less than 1.0%)	13.1%
Short-Term Investments	0.8%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 110.6%
Asset-Backed Securities — 1.0%
Adams Mill CLO Ltd., (Cayman Islands), Series 2014-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.10%), 1.23%, 07/15/2026 (e) (aa)		64	64
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00%, 04/15/2025		615	626
Anchorage Capital CLO Ltd., (Cayman Islands), Series 2019-11A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 1.28%, 07/22/2032 (e) (aa)		1,900	1,898
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 01/15/2032 (e) (aa)		3,300	3,294
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 01/16/2030 (e) (aa)		5,200	5,200
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 1.19%, 07/15/2032 (e) (aa)		4,300	4,297
BlueMountain CLO Ltd., (Cayman Islands), Series 2015-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 1.06%, 07/18/2027 (e) (aa)		1,513	1,513
Capital One Multi-Asset Execution Trust,
Series 2017-A3, Class A3, 2.43%, 01/15/2025		360	364
Series 2019-A2, Class A2, 1.72%, 08/15/2024		500	506
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 07/28/2028 (e) (aa)		1,155	1,155
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 04/20/2031 (e) (aa)		1,900	1,898
Carmax Auto Owner Trust,
Series 2019-4, Class A3, 2.02%, 11/15/2024		136	138
Series 2020-1, Class A3, 1.89%, 12/16/2024		300	304
Catamaran CLO Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.09%), 1.22%, 01/18/2029 (e) (aa)		521	521
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 10/24/2030 (e) (aa)		3,200	3,200
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 1.16%, 04/20/2030 (e) (aa)		5,900	5,893
Crown City CLO II, (Cayman Islands), Series 2020-2A, Class A1A, (ICE LIBOR USD 3 Month + 1.38%), 1.51%, 01/20/2032 (e) (aa)		1,000	1,001
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (ICE LIBOR USD 3 Month + 1.02%), 1.15%, 04/15/2029 (e) (aa)		6,325	6,325
Dryden XXVII-R Euro CLO BV, (Netherlands), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 0.66%, 04/15/2033 (e) (aa)	EUR	7,600	8,753
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	856
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/2025		500	512
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		131	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
KKR CLO Ltd., (Cayman Islands), Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.40%, 07/18/2030 (e) (aa)	3,200	3,201
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 04/15/2029 (e) (aa)	450	450
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 1.17%, 10/15/2030 (e) (aa)	1,800	1,800
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/2025	1,000	1,012
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A4, 2.04%, 01/15/2026	1,000	1,025
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 1.22%, 10/16/2029 (e) (aa)	1,800	1,798
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 1.14%, 01/16/2031 (e) (aa)	2,900	2,897
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024	131	132
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 11/20/2030 (e) (aa)	5,000	5,002
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 0.98%, 01/20/2027 (e) (aa)	226	226
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 1.40%, 01/15/2031 (e) (aa)	1,200	1,198
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 10/20/2028 (e) (aa)	89	89
Venture CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 1.19%, 07/15/2031 (e) (aa)	700	699
Venture XXI CLO Ltd., (Cayman Islands), Series 2015-21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 1.01%, 07/15/2027 (e) (aa)	978	978
Vibrant Clo VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 1.07%, 06/20/2029 (e) (aa)	4,600	4,595
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 04/17/2030 (e) (aa)	5,200	5,194
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	175	176

Total Asset-Backed Securities (Cost $79,380)		78,923

Collateralized Mortgage Obligations — 1.8%
Citigroup Mortgage Loan Trust,
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 0.90%, 05/25/2051 (e) (aa) (bb)	520	520
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	6,761	6,854
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.92%, 01/15/2038 (aa)	1,613	301
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 4.92%, 06/15/2040 (aa)	4,190	492
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 6.17%, 03/15/2042 (aa)	1,457	253
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 6.57%, 12/15/2041 (aa)	939	141
Series 4134, Class PI, IO, 3.00%, 11/15/2042	594	54
Series 4165, Class TI, IO, 3.00%, 12/15/2042	716	51
Series 4479, Class AI, IO, 3.50%, 09/15/2025	9,029	425
Series 4598, Class IK, IO, 3.50%, 03/15/2046	841	141
Series 4710, Class EI, IO, 3.50%, 11/15/2031	5,576	499

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.12%, 09/15/2048 (aa)	6,086	1,264
Series 4888, Class IB, IO, 4.00%, 03/15/2047	615	65
Series 4974, Class PO, PO, Zero Coupon, 08/25/2042	6	6
Series 4990, Class MI, IO, 4.00%, 07/25/2050	5,983	999
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 6.01%, 08/25/2050 (aa)	7,420	1,965
Series 5016, Class PI, IO, 3.00%, 09/25/2050	14,391	1,977
Series 5034, Class YI, IO, 4.00%, 11/25/2050	4,143	585
Series 5045, Class DI, IO, 2.50%, 11/25/2050	3,422	269
Series 5047, Class CI, IO, 2.00%, 12/25/2050	2,059	201
Series 5056, Class PI, IO, 2.50%, 12/25/2050	10,417	900
Series 5062, Class EI, IO, 2.00%, 01/25/2051	4,394	435
Series 5065, Class IG, IO, 3.00%, 01/25/2051	4,329	582
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,847	233
Series 5069, Class LI, IO, 2.50%, 02/25/2051	18,593	2,661
Series 5071, Class IN, IO, 4.00%, 08/25/2050	7,813	1,313
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,935	471
Series 5124, Class LI, IO, 4.50%, 07/25/2051	17,225	3,566
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	6,125	971
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 7.81%, 05/25/2037 (aa)	562	119
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	435	409
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	208	50
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 6.35%, 04/25/2037 (aa)	2,465	501
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	1,426	61
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	3,259	121
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 6.01%, 12/25/2042 (aa)	1,370	239
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	558	509
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 8.43%, 06/25/2044 (aa)	76	82
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 6.83%, 11/25/2042 (aa)	644	648
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.91%, 09/25/2046 (aa)	1,347	298
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 6.11%, 09/25/2048 (aa)	4,755	1,004
Series 2019-48, Class IB, IO, 0.68%, 06/25/2039 (z)	29,184	784
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 5.91%, 11/25/2049 (aa)	8,672	1,645
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	991	106
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	15,529	2,361
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	14,812	2,078
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	11,129	1,396
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,865	379
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	11,521	1,230
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	14,758	2,345
Series 2020-93, Class JI, IO, 2.50%, 01/25/2051	4,092	538
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	1,240	160
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 0.59%, 12/20/2064 (aa)	107	107
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 0.75%, 12/20/2065 (aa)	9,083	9,163

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2017-H03, Class HA, 3.00%, 01/20/2067	6,433	6,756
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 0.74%, 01/20/2069 (aa)	5,724	5,810
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 0.89%, 10/20/2069 (aa)	3,439	3,530
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	19,177	33
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	27,873	100
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 08/20/2070 (aa)	9,790	10,335
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 1.14%, 07/20/2070 (aa)	4,249	4,420
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 04/20/2070 (aa)	7,378	7,734
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 1.34%, 09/20/2070 (aa)	2,825	2,981
Series 2021-83, Class PU, 1.50%, 05/20/2051	6,190	6,126
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 1.60%, 09/20/2071 (aa) (bb)	8,000	8,640
Series 2021-H547, 1.55% 10/01/2071 (bb)	10,000	10,794
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	2,085	2,118
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	991	1,002
IMS ECUADORIAN MORTGAGE TRUST, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,300	2,391
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	8,334	8,355

Total Collateralized Mortgage Obligations (Cost $140,434)		135,652

Commercial Mortgage-Backed Securities — 0.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	507	535
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	820
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	571
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,428
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	1,074
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	537
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	632
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	209
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 0.88%, 06/15/2038 (e) (aa)	2,800	2,780
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	367
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	508
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	745
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 09/15/2036 (e) (aa)	4,600	4,600
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	1,000	1,065
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,201
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	268
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	537
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	542
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	264

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	419	442
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	357	377
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 1.43%, 10/15/2037 (e) (aa)	2,100	2,107
FHLMC Multifamily Structured Pass Through Certificates,
Series K027, Class A2, 2.64%, 01/25/2023	805	825
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	1,083
Series K049, Class A2, 3.01%, 07/25/2025	250	268
Series K057, Class A2, 2.57%, 07/25/2026	850	905
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	1,107
Series K071, Class A2, 3.29%, 11/25/2027	500	554
Series K073, Class A2, 3.35%, 01/25/2028	1,000	1,113
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	566
Series K094, Class A2, 2.90%, 06/25/2029	112	123
Series K103, Class A2, 2.65%, 11/25/2029	500	539
Series K108, Class A2, 1.52%, 03/25/2030	304	302
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,474
Series K118, Class A2, 1.49%, 09/25/2030	500	495
Series K725, Class A2, 3.00%, 01/25/2024	225	236
Series K726, Class A2, 2.91%, 04/25/2024	869	911
Series K729, Class A2, 3.14%, 10/25/2024	200	212
Series K737, Class A2, 2.53%, 10/25/2026	650	690
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	669	728
Series 2016-M5, Class A2, 2.47%, 04/25/2026	500	525
Series 2017-M11, Class A2, 2.98%, 08/25/2029	1,000	1,092
Series 2017-M12, Class A2, 3.17%, 06/25/2027 (z)	129	140
Series 2017-M13, Class A2, 3.02%, 09/25/2027 (z)	596	646
Series 2018-M8, Class A2, 3.44%, 06/25/2028 (z)	1,000	1,110
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	979
GS Mortgage Securities Trust,
Series 2013-GC12, Class AS, 3.38%, 06/10/2046	400	414
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	267
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.18%, 08/15/2045	1,000	1,011
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	539
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	535
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	1,101
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	759
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,567
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4, 3.53%, 05/10/2063	200	203
Series 2012-C4, Class A5, 2.85%, 12/10/2045	500	510
Series 2013-C5, Class A4, 3.18%, 03/10/2046	415	425
Series 2013-C6, Class A4, 3.24%, 04/10/2046	400	412
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	450
Series 2015-C27, Class A5, 3.45%, 02/15/2048	918	985
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	533
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	1,091
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	603
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	1,138

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4, 3.20%, 03/15/2048		387	397
Series 2014-C20, Class ASB, 3.64%, 05/15/2047		800	830

Total Commercial Mortgage-Backed Securities (Cost $52,614)			52,002

Corporate Bonds — 19.1%
Basic Materials — 0.6%
Chemicals — 0.4%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	400	479
Reg. S, 0.75%, 06/13/2024	EUR	600	713
Air Products and Chemicals, Inc.,
1.00%, 02/12/2025	EUR	1,550	1,866
2.80%, 05/15/2050		15	15
Albemarle New Holding GmbH, (Germany), Reg. S, 1.63%, 11/25/2028	EUR	1,000	1,239
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	968
Reg. S, 2.00%, 09/17/2030	EUR	2,200	2,886
Celanese US Holdings LLC, 3.50%, 05/08/2024		50	53
CF Industries, Inc.,
4.50%, 12/01/2026 (e)		1,800	2,051
5.38%, 03/15/2044		860	1,092
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	2,239
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	133
5.25%, 11/15/2041		600	776
Eastman Chemical Co.,
1.50%, 05/26/2023	EUR	900	1,066
3.60%, 08/15/2022		2,900	2,957
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,314
FMC Corp., 3.20%, 10/01/2026		20	21
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	121
Huntsman International LLC, 4.50%, 05/01/2029		2	2
Linde Finance BV, (Netherlands),
Reg. S, 0.55%, 05/19/2032	EUR	400	468
Reg. S, 1.88%, 05/22/2024	EUR	425	521
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,900	2,112
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	675
LYB International Finance III LLC, 4.20%, 10/15/2049		1,000	1,136
Mosaic Co. (The), 4.25%, 11/15/2023		45	48
PPG Industries, Inc.,
1.20%, 03/15/2026		145	145
2.55%, 06/15/2030		170	174
Sherwin-Williams Co. (The),
3.13%, 06/01/2024		100	106
3.30%, 05/15/2050		70	72
3.45%, 08/01/2025		90	98
3.80%, 08/15/2049		90	101
4.50%, 06/01/2047		50	60

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Westlake Chemical Corp.,
1.63%, 07/17/2029	EUR	500	612
3.13%, 08/15/2051		415	389
3.38%, 08/15/2061		320	300
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	1,054

			29,062

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg),
6.75%, 03/01/2041		20	28
7.00%, 10/15/2039		20	28
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		20	20
2.15%, 08/15/2030		235	229
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,000	3,210
Vale Overseas Ltd., (Cayman Islands),
6.88%, 11/21/2036		15	20
6.88%, 11/10/2039		18	25
Vale SA, (Brazil), 5.63%, 09/11/2042		164	201

			3,761

Mining — 0.2%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 03/11/2026	EUR	500	609
Reg. S, 3.38%, 03/11/2029	GBP	1,350	1,960
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	1,262
BHP Billiton Finance Ltd., (Australia), Series 17, Reg. S, 1.50%, 04/29/2030	EUR	775	964
Glencore Capital Finance DAC, (Ireland), Reg. S, 1.25%, 03/01/2033	EUR	1,125	1,265
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,872
Newmont Corp., 4.88%, 03/15/2042		30	38
Norsk Hydro ASA, (Norway), Reg. S, 1.13%, 04/11/2025	EUR	900	1,076
Southern Copper Corp.,
3.88%, 04/23/2025		35	38
5.88%, 04/23/2045		29	39
6.75%, 04/16/2040		10	14
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,344
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031 (e)		705	688

			12,169

Total Basic Materials			44,992

Communications — 1.1%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		100	105
MMS USA Holdings, Inc., Reg. S, 1.75%, 06/13/2031	EUR	1,000	1,260
Omnicom Group, Inc., 4.20%, 06/01/2030		25	29
WPP Finance 2013, (United Kingdom), Reg. S, 2.88%, 09/14/2046	GBP	425	558

			1,952

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — 0.0% (g)
Alphabet, Inc.,
1.90%, 08/15/2040		700	627
2.25%, 08/15/2060		65	56
Amazon.com, Inc.,
2.10%, 05/12/2031		100	101
2.88%, 05/12/2041		20	21
3.10%, 05/12/2051		100	105
3.25%, 05/12/2061		25	26
3.88%, 08/22/2037		20	24
4.25%, 08/22/2057		30	38
Booking Holdings, Inc.,
3.60%, 06/01/2026		50	55
4.63%, 04/13/2030		15	18
eBay, Inc., 1.90%, 03/11/2025		5	5
Expedia Group, Inc.,
2.50%, 06/03/2022	EUR	500	585
3.60%, 12/15/2023		10	11
4.63%, 08/01/2027		5	6
5.00%, 02/15/2026		20	22
VeriSign, Inc.,
2.70%, 06/15/2031		50	51
4.75%, 07/15/2027		77	81
5.25%, 04/01/2025		132	150

			1,982

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 06/01/2041		55	54
3.90%, 06/01/2052		3,050	3,025
4.40%, 12/01/2061		65	68
4.46%, 07/23/2022		190	195
4.50%, 02/01/2024		115	124
4.80%, 03/01/2050		80	90
4.91%, 07/23/2025		1,545	1,737
6.38%, 10/23/2035		40	52
6.48%, 10/23/2045		30	41
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,533
1.88%, 02/20/2036	GBP	1,075	1,399
1.95%, 01/15/2031		2,875	2,827
2.35%, 01/15/2027		2,000	2,096
2.65%, 08/15/2062		25	22
3.97%, 11/01/2047		220	251
4.25%, 10/15/2030		120	140
4.60%, 10/15/2038		70	85
Cox Communications, Inc., 3.50%, 08/15/2027 (e)		3,180	3,480
Discovery Communications LLC,
5.20%, 09/20/2047		1,100	1,369
5.30%, 05/15/2049		90	112

Six Circles Global Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	900	1,088
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	475	704
RELX Finance BV, (Netherlands), Reg. S, 0.00%, 03/18/2024	EUR	100	116
Sky Ltd., (United Kingdom),
Reg. S, 2.25%, 11/17/2025	EUR	450	570
Reg. S, 2.50%, 09/15/2026	EUR	850	1,103
Thomson Reuters Corp., (Canada), 4.30%, 11/23/2023		120	128
Time Warner Cable LLC,
4.50%, 09/15/2042		100	108
5.50%, 09/01/2041		800	979
ViacomCBS, Inc., 5.85%, 09/01/2043		1,850	2,519
Vivendi SE, (France),
Reg. S, 0.63%, 06/11/2025	EUR	1,200	1,421
Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,458
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.75%, 07/03/2030	EUR	775	916
Reg. S, 1.50%, 03/22/2027	EUR	2,275	2,822

			34,632

Telecommunications — 0.6%
America Movil SAB de CV, (Mexico),
4.38%, 07/16/2042		200	239
5.00%, 10/27/2026	GBP	100	158
Series B, Reg. S, (EUR Swap Rate 5 Year + 4.55%), 6.38%, 09/06/2073 (aa)	EUR	1,500	1,934
AT&T, Inc.,
0.90%, 03/25/2024		100	100
1.70%, 03/25/2026		405	411
1.80%, 09/05/2026	EUR	1,150	1,431
1.80%, 09/14/2039	EUR	1,200	1,412
2.05%, 05/19/2032	EUR	100	128
2.45%, 03/15/2035	EUR	425	555
3.30%, 02/01/2052		25	24
3.50%, 06/01/2041		1,700	1,742
3.50%, 02/01/2061		45	43
3.55%, 09/15/2055		5	5
3.65%, 06/01/2051		1,800	1,824
3.80%, 12/01/2057		82	84
3.85%, 06/01/2060		20	21
4.25%, 06/01/2043	GBP	200	327
4.30%, 12/15/2042		100	112
4.45%, 04/01/2024		47	51
4.80%, 06/15/2044		20	24
4.85%, 03/01/2039		225	269
5.25%, 03/01/2037		60	74
Reg. S, 5.50%, 03/15/2027	GBP	450	728
7.00%, 04/30/2040	GBP	400	857
Bell Telephone Co. of Canada or Bell Canada (The), (Canada), Series US-3, 0.75%, 03/17/2024		100	100
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023	EUR	1,300	1,518

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Deutsche Telekom International Finance BV, (Netherlands),
3.60%, 01/19/2027 (e)		900	989
8.75%, 06/15/2030		256	379
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	119
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 1.50%, 01/31/2024	EUR	450	537
Level 3 Financing, Inc., 3.40%, 03/01/2027 (e)		1,780	1,875
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	46
2.75%, 05/24/2031		340	347
4.00%, 09/01/2024		65	71
4.60%, 05/23/2029		40	46
5.50%, 09/01/2044		40	52
Orange SA, (France), Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,646
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	119
Proximus SADP, (Belgium), Reg. S, 2.38%, 04/04/2024	EUR	100	123
Sprint Corp., 7.63%, 02/15/2025		2,800	3,273
Tele2 AB, (Sweden), Reg. S, 2.13%, 05/15/2028	EUR	800	1,018
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.88%, 03/01/2024	EUR	1,000	1,211
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	700	811
Telstra Corp. Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	1,800	2,171
3.13%, 04/07/2025 (e)		2,600	2,764
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	10
3.50%, 04/15/2025		2,525	2,719
3.88%, 04/15/2030		3,420	3,782
4.38%, 04/15/2040		50	58
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	897
0.88%, 04/08/2027	EUR	475	569
1.30%, 05/18/2033	EUR	1,225	1,468
1.50%, 09/19/2039	EUR	700	825
1.68%, 10/30/2030		78	74
1.88%, 11/03/2038	GBP	200	250
2.10%, 03/22/2028		50	51
2.36%, 03/15/2032 (e)		54	54
2.50%, 04/08/2031	GBP	1,000	1,399
2.55%, 03/21/2031		650	658
2.65%, 11/20/2040		1,020	956
2.88%, 11/20/2050		20	19
2.99%, 10/30/2056		35	33
3.00%, 11/20/2060		60	55
3.25%, 02/17/2026	EUR	200	264
3.70%, 03/22/2061		350	368
4.07%, 06/18/2024	GBP	100	146
4.13%, 08/15/2046		80	92
4.40%, 11/01/2034		20	24

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
4.50%, 08/10/2033		1,900	2,259
4.86%, 08/21/2046		170	216

			49,014

Total Communications			87,580

Consumer Cyclical — 1.1%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	1,200	1,436
Southwest Airlines Co.,
5.13%, 06/15/2027		1,150	1,344
5.25%, 05/04/2025		1,600	1,806
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	539
4.63%, 04/15/2029 (e)		360	372

			5,497

Apparel — 0.0% (g)
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	425	567
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	933
Reg. S, 0.75%, 04/07/2025	EUR	300	358
NIKE, Inc.,
3.25%, 03/27/2040		236	258
3.38%, 03/27/2050		50	55
Tapestry, Inc., 4.13%, 07/15/2027		52	57
VF Corp., 2.40%, 04/23/2025		25	26

			2,254

Auto Manufacturers — 0.7%
American Honda Finance Corp., 0.75%, 11/25/2026	GBP	4,800	6,299
BMW US Capital LLC,
3.80%, 04/06/2023 (e)		54	57
3.90%, 04/09/2025 (e)		1,100	1,201
Cummins, Inc., 2.60%, 09/01/2050		40	37
Daimler AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	18
Reg. S, 1.63%, 08/22/2023	EUR	20	24
Reg. S, 2.13%, 07/03/2037	EUR	775	1,030
Daimler International Finance BV, (Netherlands),
Reg. S, 0.63%, 02/27/2023	EUR	425	499
Reg. S, 2.63%, 04/07/2025	EUR	1,760	2,232
Ford Motor Credit Co. LLC,
2.75%, 06/14/2024	GBP	1,600	2,177
3.37%, 11/17/2023		2,000	2,050
4.00%, 11/13/2030		545	567
General Motors Co.,
5.20%, 04/01/2045		425	517
5.40%, 04/01/2048		275	341
6.60%, 04/01/2036		520	697
6.75%, 04/01/2046		66	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	775	940
1.70%, 08/18/2023		70	71
Reg. S, 2.25%, 09/06/2024	GBP	700	966
Reg. S, 2.35%, 09/03/2025	GBP	1,225	1,701
2.70%, 08/20/2027		1,450	1,504
2.70%, 06/10/2031		615	613
2.75%, 06/20/2025		180	188
2.90%, 02/26/2025		45	47
3.45%, 04/10/2022		60	61
4.20%, 11/06/2021		200	201
Harley-Davidson Financial Services, Inc., Reg. S, 3.88%, 05/19/2023	EUR	425	524
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	3,188
PACCAR Financial Europe BV, (Netherlands),
Reg. S, 0.00%, 03/03/2023	EUR	500	582
Reg. S, 0.13%, 03/07/2022	EUR	100	116
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	455
Stellantis NV, (Netherlands),
Reg. S, 0.63%, 03/30/2027	EUR	2,600	3,030
Reg. S, 1.25%, 06/20/2033	EUR	600	683
Reg. S, 2.75%, 05/15/2026	EUR	800	1,025
Toyota Motor Credit Corp., 0.80%, 01/09/2026		200	197
Volkswagen Bank GmbH, (Germany),
Reg. S, 0.75%, 06/15/2023	EUR	300	353
Reg. S, 1.25%, 06/10/2024	EUR	1,500	1,794
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.38%, 10/16/2023	EUR	900	1,074
Reg. S, 2.25%, 10/16/2026	EUR	10	13
Reg. S, 2.50%, 04/06/2023	EUR	915	1,102
Reg. S, 3.00%, 04/06/2025	EUR	20	25
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,976
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,325
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	465
Reg. S, 3.25%, 11/18/2030	EUR	1,000	1,405
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,243
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,567
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	1,210	1,580
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.63%, 07/19/2029	EUR	500	575
Volvo Treasury AB, (Sweden),
Reg. S, 0.13%, 09/17/2024	EUR	425	496
Reg. S, (EUR Swap Rate 5 Year + 4.10%), 4.85%, 03/10/2078 (aa)	EUR	1,575	1,940

			51,864

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/2024		55	59
Aptiv plc, (Jersey), 1.50%, 03/10/2025	EUR	425	514
Autoliv, Inc., Reg. S, 0.75%, 06/26/2023	EUR	700	822
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	332

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Magna International, Inc., (Canada), 1.90%, 11/24/2023	EUR	1,125	1,357
2.45%, 06/15/2030		1,350	1,373
4.15%, 10/01/2025		2,000	2,216

			6,673

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	550	713

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	300	392
NVR, Inc., 3.00%, 05/15/2030		299	312

			704

Home Furnishings — 0.0% (g)
Whirlpool Finance Luxembourg Sarl, (Luxembourg),
1.10%, 11/09/2027	EUR	225	272
1.25%, 11/02/2026	EUR	200	244

			516

Housewares — 0.0% (g)
Newell Brands, Inc., 4.70%, 04/01/2026		650	716

Lodging — 0.0% (g)
Choice Hotels International, Inc., 3.70%, 12/01/2029		40	42
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 3.38%, 10/08/2028	GBP	450	644
Reg. S, 3.75%, 08/14/2025	GBP	100	145
Marriott International, Inc., Series HH, 2.85%, 04/15/2031		1,125	1,138
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,500	2,020

			3,989

Retail — 0.2%
AutoNation, Inc., 4.75%, 06/01/2030		1,309	1,525
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,462
Costco Wholesale Corp., 1.75%, 04/20/2032		87	85
Dollar General Corp., 4.15%, 11/01/2025		10	11
Genuine Parts Co., 1.88%, 11/01/2030		330	315
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	106
3.50%, 09/15/2056		75	83
4.20%, 04/01/2043		800	955
5.88%, 12/16/2036		90	127
Kohl’s Corp., 3.38%, 05/01/2031		15	15
Lowe’s Cos., Inc., 3.50%, 04/01/2051		95	102
McDonald’s Corp.,
Reg. S, 2.38%, 11/27/2024	EUR	800	999
3.50%, 03/01/2027		100	110
Next Group plc, (United Kingdom),
Reg. S, 3.00%, 08/26/2025	GBP	225	322
Reg. S, 3.63%, 05/18/2028	GBP	1,075	1,581
Reg. S, 4.38%, 10/02/2026	GBP	300	454

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	3,289
Reg. S, 5.25%, 09/28/2035	GBP	550	1,056

			13,597

Textiles — 0.0% (g)
Mohawk Industries, Inc., 2.00%, 01/14/2022	EUR	550	638

Total Consumer Cyclical			87,161

Consumer Non-cyclical — 2.7%
Agriculture — 0.3%
Altria Group, Inc.,
2.20%, 06/15/2027	EUR	1,000	1,247
3.40%, 02/04/2041		55	52
3.70%, 02/04/2051		120	113
3.88%, 09/16/2046		40	39
4.00%, 02/04/2061		120	115
5.38%, 01/31/2044		65	76
5.95%, 02/14/2049		10	13
6.20%, 02/14/2059		58	75
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	118
2.79%, 09/06/2024		2,285	2,403
3.22%, 08/15/2024		100	106
3.56%, 08/15/2027		520	560
3.73%, 09/25/2040		35	34
3.98%, 09/25/2050		45	43
4.76%, 09/06/2049		50	54
BAT International Finance plc, (United Kingdom),
Reg. S, 2.38%, 01/19/2023	EUR	3,800	4,541
Reg. S, 7.25%, 03/12/2024	GBP	235	362
Bunge Finance Europe BV, (Netherlands), 1.85%, 06/16/2023	EUR	300	357
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027		30	33
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,509
JT International Financial Services BV, (Netherlands),
Reg. S, 1.13%, 09/28/2025	EUR	100	120
Reg. S, 2.75%, 09/28/2033	GBP	975	1,399
Philip Morris International, Inc.,
0.80%, 08/01/2031	EUR	1,125	1,283
0.88%, 05/01/2026		1,715	1,683
2.88%, 03/03/2026	EUR	1,000	1,299
2.88%, 05/14/2029	EUR	1,250	1,686
4.25%, 11/10/2044		250	287
6.38%, 05/16/2038		155	217
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	1,025	1,214
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,158
Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,359

			24,555

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	2,052
4.90%, 02/01/2046		1,600	1,985
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	14
Reg. S, 3.70%, 04/02/2040	EUR	800	1,240
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/2049		50	67
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	1,000	1,154
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	3,500	3,993
0.13%, 03/15/2029	EUR	1,700	1,939
0.50%, 03/09/2033	EUR	500	564
1.00%, 03/09/2041	EUR	400	445
3.00%, 03/05/2051		230	238
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 2.38%, 05/07/2025	EUR	2,000	2,508
Coca-Cola Femsa SAB de CV, (Mexico), 2.75%, 01/22/2030		150	155
Constellation Brands, Inc., 3.70%, 12/06/2026		25	28
Diageo Capital plc, (United Kingdom), 3.88%, 04/29/2043		10	12
Diageo Finance plc, (United Kingdom), Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,268
Diageo Investment Corp., 4.25%, 05/11/2042		20	24
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	31	47
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023		26	28
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	1,200	1,356
1.05%, 10/09/2050	EUR	750	837
3.45%, 10/06/2046		15	16
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	1,600	1,929

			21,899

Biotechnology — 0.0% (g)
Amgen, Inc., 1.90%, 02/21/2025		100	103
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		1,000	950

			1,053

Commercial Services — 0.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	400	578
ALD SA, (France), Reg. S, 1.25%, 10/11/2022	EUR	2,500	2,944
Amadeus IT Group SA, (Spain), Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,355
American University (The), Series 2019, 3.67%, 04/01/2049		30	34
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		1,500	1,424
1.70%, 05/15/2028		90	91
Block Financial LLC,
2.50%, 07/15/2028		45	46
3.88%, 08/15/2030		60	65
California Institute of Technology, 4.70%, 11/01/2111		25	35
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	591
Reg. S, 1.87%, 09/26/2024	AUD	1,000	734

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	118
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	33
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	1,429
Duke University, Series 2020, 2.68%, 10/01/2044		20	20
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	897
Equifax, Inc.,
2.60%, 12/15/2025		110	115
3.10%, 05/15/2030		1,830	1,933
ERAC USA Finance LLC,
2.70%, 11/01/2023 (e)		3,200	3,325
3.85%, 11/15/2024 (e)		160	173
4.50%, 02/15/2045 (e)		400	483
7.00%, 10/15/2037 (e)		800	1,187
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	925	1,093
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	300	397
Reg. S, 1.38%, 06/25/2026	EUR	1,125	1,376
Reg. S, 3.25%, 04/07/2032	GBP	225	338
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	37
Global Payments, Inc., 1.20%, 03/01/2026		80	79
Holding d’Infrastructures de Transport SASU, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,900	2,442
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	609
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	799
4.68%, 07/01/2114		500	722
Series F, 2.99%, 07/01/2050		20	22
MMS USA Holdings, Inc., Reg. S, 0.63%, 06/13/2025	EUR	1,500	1,771
Moody’s Corp.,
0.95%, 02/25/2030	EUR	1,425	1,704
1.75%, 03/09/2027	EUR	1,125	1,411
2.55%, 08/18/2060		20	17
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	10
PayPal Holdings, Inc.,
2.40%, 10/01/2024		50	52
2.65%, 10/01/2026		90	96
3.25%, 06/01/2050		35	38
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	10
Quanta Services, Inc.,
0.95%, 10/01/2024		80	80
2.35%, 01/15/2032		70	68
2.90%, 10/01/2030		200	207
3.05%, 10/01/2041		30	29
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	5
S&P Global, Inc.,
1.25%, 08/15/2030		2,100	1,974
2.30%, 08/15/2060		331	281
Transurban Finance Co. Pty Ltd., (Australia), Reg. S, 3.00%, 04/08/2030	EUR	100	136
Trustees of Princeton University (The), Series 2020, 2.52%, 07/01/2050		20	20

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
United Rentals North America, Inc., 3.88%, 11/15/2027		84	88
University of Southern California,
2.81%, 10/01/2050		20	20
Series 21A, 2.95%, 10/01/2051		10	11
Verisk Analytics, Inc., 5.50%, 06/15/2045		43	57
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	500	609
Reg. S, 2.52%, 02/07/2118	GBP	200	312
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,815

			37,345

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co., 0.50%, 03/06/2026	EUR	2,275	2,700
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	63
3.13%, 12/01/2049		20	22
Procter & Gamble Co. (The),
0.63%, 10/30/2024	EUR	1,450	1,724
1.20%, 10/30/2028	EUR	1,000	1,245
1.20%, 10/29/2030		400	380
1.88%, 10/30/2038	EUR	1,125	1,533
3.60%, 03/25/2050		80	97
4.88%, 05/11/2027	EUR	425	626
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.50%, 08/12/2023	EUR	1,400	1,648
Reg. S, 1.13%, 02/12/2027	EUR	425	522
Unilever plc, (United Kingdom), Reg. S, 1.50%, 06/11/2039	EUR	625	794

			11,354

Food — 0.1%
Flowers Foods, Inc., 2.40%, 03/15/2031		5	5
General Mills, Inc., 3.00%, 02/01/2051 (e)		20	20
Hershey Co. (The), 2.65%, 06/01/2050		10	10
Hormel Foods Corp., 1.80%, 06/11/2030		76	75
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	1,400	1,767
Kroger Co. (The), 3.95%, 01/15/2050		5	6
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	1,144
McCormick & Co., Inc.,
0.90%, 02/15/2026		100	98
3.15%, 08/15/2024		150	160
4.20%, 08/15/2047		5	6
Mondelez International Holdings Netherlands BV, (Netherlands), Reg. S, 0.38%, 09/22/2029	EUR	100	114
Mondelez International, Inc.,
0.75%, 03/17/2033	EUR	1,800	2,024
1.50%, 02/04/2031		1,000	940
1.88%, 10/15/2032		300	288
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,785
Reg. S, 1.38%, 10/24/2023	EUR	100	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Reg. S, 2.75%, 04/27/2030	GBP	425	599
Wm Morrison Supermarkets plc, (United Kingdom), Reg. S, 2.50%, 10/01/2031	GBP	400	539

			9,699

Healthcare - Products — 0.4%
Abbott Ireland Financing DAC, (Ireland),
Reg. S, 0.10%, 11/19/2024	EUR	700	818
Reg. S, 0.38%, 11/19/2027	EUR	1,950	2,282
Abbott Laboratories, 4.90%, 11/30/2046		115	155
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	425	513
1.34%, 08/13/2041	EUR	2,000	2,223
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	937
3.45%, 03/01/2024		100	106
Danaher Corp., 2.50%, 03/30/2030	EUR	525	703
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	4,395
0.75%, 09/18/2031	EUR	1,000	1,165
1.35%, 09/18/2039	EUR	700	815
1.80%, 09/18/2049	EUR	700	851
3.40%, 11/15/2049		30	33
Edwards Lifesciences Corp., 4.30%, 06/15/2028		135	155
Koninklijke Philips NV, (Netherlands), Reg. S, 1.38%, 05/02/2028	EUR	500	621
Medtronic Global Holdings SCA, (Luxembourg),
0.00%, 03/15/2023	EUR	325	378
0.38%, 03/07/2023	EUR	100	117
0.38%, 10/15/2028	EUR	500	582
1.38%, 10/15/2040	EUR	825	967
1.63%, 10/15/2050	EUR	900	1,066
1.75%, 07/02/2049	EUR	900	1,093
Molnlycke Holding AB, (Sweden),
Reg. S, 0.63%, 01/15/2031	EUR	1,625	1,829
Reg. S, 1.88%, 02/28/2025	EUR	1,000	1,227
PerkinElmer, Inc.,
1.90%, 09/15/2028		135	134
2.25%, 09/15/2031		125	123
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,547
Thermo Fisher Scientific, Inc.,
1.88%, 10/01/2049	EUR	1,125	1,369
0.13%, 03/01/2025	EUR	1,000	1,165
1.75%, 04/15/2027	EUR	100	125
2.88%, 07/24/2037	EUR	625	888
4.10%, 08/15/2047		160	194
4.13%, 03/25/2025		70	77
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/2023		100	104

			28,757

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 0.4%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	39
Aetna, Inc., 2.80%, 06/15/2023		30	31
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	736
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	47
Anthem, Inc.,
3.35%, 12/01/2024		100	107
4.10%, 03/01/2028		2,900	3,281
Ascension Health, 3.95%, 11/15/2046		70	85
City of Hope, Series 2013, 5.62%, 11/15/2043		35	49
CommonSpirit Health, 3.91%, 10/01/2050		18	20
Eurofins Scientific SE, (Luxembourg),
Reg. S, 0.88%, 05/19/2031	EUR	3,550	4,086
Reg. S, 2.13%, 07/25/2024	EUR	396	483
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,335	1,318
Series 2020, 2.88%, 09/01/2050		35	35
HCA, Inc.,
3.50%, 07/15/2051		55	55
5.00%, 03/15/2024		1,383	1,518
5.13%, 06/15/2039		700	867
5.25%, 06/15/2049		140	178
5.50%, 06/15/2047		277	358
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,397
Humana, Inc.,
2.90%, 12/15/2022		50	52
3.85%, 10/01/2024		50	54
Kaiser Foundation Hospitals, 4.15%, 05/01/2047		1,200	1,466
Laboratory Corp. of America Holdings,
1.55%, 06/01/2026		200	200
4.70%, 02/01/2045		210	257
Mayo Clinic,
3.77%, 11/15/2043		30	35
Series 2013, 4.00%, 11/15/2047		25	30
Series 2021, 3.20%, 11/15/2061		440	468
Memorial Health Services, 3.45%, 11/01/2049		10	11
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	62
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	1,444
MidMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,609
MultiCare Health System, 2.80%, 08/15/2050		1,000	991
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	1,016
4.02%, 08/01/2045		20	25
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	29
OhioHealth Corp., Series 2020, 3.04%, 11/15/2050		535	551
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	706
Series 2020, 3.22%, 11/15/2050		849	876

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	3
Series 2032, 2.04%, 01/01/2032		470	460
Series 2042, 2.72%, 01/01/2042		453	442
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051 (w)		15	14
Texas Health Resources, 2.33%, 11/15/2050		750	662
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	228
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	160
3.13%, 05/15/2060		140	143
3.70%, 08/15/2049		1,100	1,246
3.75%, 07/15/2025		20	22
3.88%, 08/15/2059		50	59
4.25%, 03/15/2043		120	145
Universal Health Services, Inc., 2.65%, 10/15/2030 (e)		194	195

			28,351

Household Products/Wares — 0.1%
Avery Dennison Corp.,
1.25%, 03/03/2025	EUR	2,026	2,441
2.25%, 02/15/2032		100	98
2.65%, 04/30/2030		104	106
Clorox Co. (The), 1.80%, 05/15/2030		10	10
Kimberly-Clark Corp., 2.88%, 02/07/2050		45	45
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	1,675	2,254

			4,954

Pharmaceuticals — 0.5%
AbbVie, Inc.,
2.60%, 11/21/2024		490	515
3.20%, 11/21/2029		4,960	5,344
4.25%, 11/21/2049		1,400	1,661
AmerisourceBergen Corp.,
3.25%, 03/01/2025		40	42
3.45%, 12/15/2027		300	328
AstraZeneca plc, (United Kingdom), 0.70%, 04/08/2026		1,620	1,585
Bristol-Myers Squibb Co.,
2.35%, 11/13/2040		25	24
2.55%, 11/13/2050		110	103
3.40%, 07/26/2029		3,340	3,692
3.88%, 08/15/2025		24	26
4.55%, 02/20/2048		10	13
Cardinal Health, Inc.,
3.08%, 06/15/2024		10	11
4.37%, 06/15/2047		2	2
Cigna Corp.,
2.40%, 03/15/2030		75	76
3.40%, 03/01/2027		2,800	3,058
4.90%, 12/15/2048		800	1,020

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
CVS Health Corp.,
1.30%, 08/21/2027		40	39
2.63%, 08/15/2024		60	63
3.70%, 03/09/2023		32	33
4.13%, 04/01/2040		1,200	1,373
4.30%, 03/25/2028		329	374
4.78%, 03/25/2038		75	92
5.05%, 03/25/2048		1,200	1,546
Eli Lilly & Co.,
0.63%, 11/01/2031	EUR	2,500	2,937
1.38%, 09/14/2061	EUR	675	731
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	1,184
Reg. S, 5.25%, 04/10/2042	GBP	50	101
Johnson & Johnson,
2.10%, 09/01/2040		10	10
2.25%, 09/01/2050		30	28
2.45%, 09/01/2060		40	37
3.40%, 01/15/2038		50	56
3.55%, 03/01/2036		15	17
McKesson Corp.,
0.90%, 12/03/2025		70	69
3.13%, 02/17/2029	GBP	925	1,346
Merck & Co., Inc.,
1.88%, 10/15/2026	EUR	1,000	1,266
2.35%, 06/24/2040		50	47
3.70%, 02/10/2045		60	69
4.00%, 03/07/2049		10	12
Merck Financial Services GmbH, (Germany), Reg. S, 0.01%, 12/15/2023	EUR	600	699
Merck KGaA, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 1.63%, 09/09/2080 (aa)	EUR	800	953
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	400	507
Mylan, Inc., 5.20%, 04/15/2048		30	37
Novartis Capital Corp., 2.75%, 08/14/2050		61	61
Roche Finance Europe BV, (Netherlands),
Reg. S, 0.50%, 02/27/2023	EUR	200	234
Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,922
Sanofi, (France),
Reg. S, 2.50%, 11/14/2023	EUR	600	733
Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	400	552
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030	EUR	1,000	1,383
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	1,400	1,718
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026		30	33
Viatris, Inc., 3.85%, 06/22/2040 (e)		2,200	2,355

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.,
3.90%, 08/20/2028		40	45
4.70%, 02/01/2043		190	241

			40,403

Total Consumer Non-cyclical			208,370

Energy — 1.1%
Energy - Alternate Sources — 0.0% (g)
ERG SpA, (Italy), Reg. S, 0.88%, 09/15/2031	EUR	700	809

Oil & Gas — 0.6%
Aker BP ASA, (Norway), 2.88%, 01/15/2026 (e)		1,400	1,479
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.53%, 09/26/2022	EUR	175	206
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,630
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	500	716
Canadian Natural Resources Ltd., (Canada),
2.95%, 01/15/2023		10	10
3.85%, 06/01/2027		10	11
4.95%, 06/01/2047		55	68
6.25%, 03/15/2038		72	96
Cenovus Energy, Inc., (Canada), 4.40%, 04/15/2029		4,800	5,378
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	124
Chevron Corp., 2.24%, 05/11/2030		80	82
Chevron USA, Inc.,
1.02%, 08/12/2027		3,000	2,931
5.25%, 11/15/2043		75	101
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		40	53
ConocoPhillips,
2.40%, 02/15/2031 (e)		2,100	2,134
4.88%, 10/01/2047 (e)		20	26
Devon Energy Corp.,
5.25%, 09/15/2024 (e)		8	9
5.88%, 06/15/2028 (e)		1,750	1,928
Diamondback Energy, Inc.,
2.88%, 12/01/2024		3,100	3,254
3.13%, 03/24/2031		2,540	2,635
3.50%, 12/01/2029		450	481
4.40%, 03/24/2051		35	40
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	425	529
1.75%, 01/22/2026		200	205
2.38%, 05/22/2030		60	62
3.25%, 11/18/2049		30	32
3.63%, 04/06/2040		1,800	2,007
3.70%, 04/06/2050		15	17
Reg. S, 6.88%, 03/11/2031	GBP	50	97
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	2,000	2,336
0.84%, 06/26/2032	EUR	550	631

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
1.41%, 06/26/2039	EUR	700	784
3.45%, 04/15/2051		155	165
Helmerich & Payne, Inc., 2.90%, 09/29/2031 (e)		785	787
Hess Corp., 3.50%, 07/15/2024		10	11
Lundin Energy Finance BV, (Netherlands),
2.00%, 07/15/2026 (e)		1,360	1,368
3.10%, 07/15/2031 (e)		1,585	1,605
Ovintiv Exploration, Inc., 5.63%, 07/01/2024		5,817	6,449
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 0.43%), 0.55%, 02/15/2024 (aa)		750	751
1.95%, 12/20/2022		1,200	1,212
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,050	1,004
4.45%, 01/15/2026		100	111
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 2.71%, 05/05/2023 (x) (aa)	EUR	650	777
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	2,000	2,559
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	1,160
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	1,350	1,529

			49,580

Oil & Gas Services — 0.0% (g)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047		110	124
Schlumberger Finance BV, (Netherlands), Reg. S, 0.25%, 10/15/2027	EUR	500	579
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	30

			733

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		528	573
5.88%, 03/31/2025		240	271
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,431
Enbridge, Inc., (Canada),
2.50%, 08/01/2033		50	50
2.90%, 07/15/2022		20	21
3.40%, 08/01/2051		20	20
4.00%, 10/01/2023		100	106
Energy Transfer LP,
4.05%, 03/15/2025		125	135
4.20%, 04/15/2027		5,800	6,410
5.30%, 04/15/2047		35	41
5.35%, 05/15/2045		10	11
5.40%, 10/01/2047		52	62
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,552
Enterprise Products Operating LLC,
3.30%, 02/15/2053		35	34
4.20%, 01/31/2050		40	45
5.10%, 02/15/2045		1,700	2,111
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 02/15/2078 (aa)		600	624
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	270

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,451
4.70%, 11/01/2042		850	974
5.50%, 03/01/2044		49	61
Magellan Midstream Partners LP,
3.95%, 03/01/2050		940	999
5.00%, 03/01/2026		10	11
MPLX LP,
2.65%, 08/15/2030		1,745	1,749
4.50%, 04/15/2038		15	17
4.70%, 04/15/2048		1,293	1,492
4.88%, 06/01/2025		2,300	2,566
4.90%, 04/15/2058		40	46
5.20%, 03/01/2047		10	12
5.50%, 02/15/2049		130	164
ONEOK Partners LP, 4.90%, 03/15/2025		80	89
ONEOK, Inc.,
2.20%, 09/15/2025		1,000	1,021
2.75%, 09/01/2024		110	115
3.40%, 09/01/2029		60	64
4.45%, 09/01/2049		2,422	2,701
5.20%, 07/15/2048		35	42
6.35%, 01/15/2031		70	90
7.15%, 01/15/2051		20	29
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	68
5.15%, 06/01/2042		1,600	1,793
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026		70	82
TransCanada PipeLines Ltd., (Canada), 6.20%, 10/15/2037		10	14
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	86
4.00%, 03/15/2028		20	22
Valero Energy Partners LP, 4.38%, 12/15/2026		1,736	1,942
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	400	449
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	2,064
4.50%, 11/15/2023		80	86
5.10%, 09/15/2045		69	85
5.80%, 11/15/2043		15	20

			36,171

Total Energy			87,293

Financial — 7.6%
Banks — 5.1%
Abanca Corp. Bancaria SA, (Spain), Reg. S, 0.75%, 05/28/2029	EUR	100	122
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.60%, 01/15/2027	EUR	1,600	1,883
Reg. S, 0.88%, 01/14/2026	EUR	100	121
Reg. S, 1.00%, 06/02/2033	EUR	400	466
Reg. S, 1.25%, 01/10/2033	EUR	100	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.38%, 01/12/2037	EUR	100	131
Reg. S, 1.45%, 04/12/2038	EUR	100	134
Reg. S, 1.50%, 09/30/2030	EUR	100	130
Reg. S, 3.50%, 09/21/2022	EUR	200	241
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	117
Aktia Bank OYJ, (Finland), Reg. S, 0.38%, 05/30/2023	EUR	100	118
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	188
Reg. S, 1.38%, 01/27/2025	EUR	100	121
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.13%, 09/22/2023	EUR	100	117
Argenta Spaarbank NV, (Belgium), Reg. S, 0.01%, 02/11/2031	EUR	100	114
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026 (w)	EUR	100	116
Reg. S, 0.38%, 07/14/2025	EUR	2,050	2,372
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	116
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,050	1,202
Reg. S, 0.25%, 05/21/2031	EUR	100	115
Reg. S, 0.63%, 10/18/2024	EUR	100	119
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 11/29/2022	EUR	100	117
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	1,525	1,763
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	4,225
Reg. S, 2.00%, 01/29/2024	EUR	100	122
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	126
Banco Bilbao Vizcaya Argentaria SA, (Spain),
0.88%, 09/18/2023		200	201
Reg. S, 0.88%, 11/22/2026	EUR	100	122
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	1,000	1,170
Reg. S, 0.88%, 03/05/2023	EUR	1,300	1,526
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.88%, 06/16/2028 (aa)	EUR	900	1,025
Reg. S, 1.00%, 04/26/2027	EUR	100	123
Reg. S, 1.63%, 03/07/2024	EUR	1,200	1,444
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 0.88%, 09/12/2024	EUR	100	120
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	228
Reg. S, 0.13%, 06/04/2030	EUR	100	116
Reg. S, 0.20%, 02/11/2028	EUR	1,000	1,148
Reg. S, 0.75%, 09/09/2022	EUR	100	117
Reg. S, 1.00%, 04/07/2025	EUR	200	242
Reg. S, 1.38%, 01/05/2026	EUR	100	122
Reg. S, 1.63%, 10/22/2030	EUR	1,000	1,198
(CMT Index 1 Year + 0.90%), 1.72%, 09/14/2027 (aa)		200	199
Reg. S, 1.75%, 02/17/2027	GBP	500	676
1.85%, 03/25/2026		200	202
2.96%, 03/25/2031		1,800	1,850
3.49%, 05/28/2030		2,000	2,149
3.80%, 02/23/2028		200	219

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	2,300	2,735
(United States SOFR + 0.74%), 0.81%, 10/24/2024 (aa)		240	241
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		30	30
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 1.10%, 05/24/2032 (aa)	EUR	1,300	1,541
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.38%, 05/09/2030 (aa)	EUR	1,150	1,411
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,471
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		2,900	2,891
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,250	1,231
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (aa)		20	21
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 02/13/2031 (aa)		3,300	3,336
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,850
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,295	2,341
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)		250	254
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (aa)		250	258
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		10	11
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)		25	25
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		1,020	1,071
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa)		350	379
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/2025 (aa)		25	27
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/2024 (aa)		25	26
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/2024 (aa)		120	127
4.00%, 01/22/2025		4,200	4,563
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 04/23/2040 (aa)		170	195
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/2051 (aa)		185	218
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/2050 (aa)		115	141
4.88%, 04/01/2044		50	64
Reg. S, 7.00%, 07/31/2028	GBP	350	634
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	1,017
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		150	162
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	116
Reg. S, 0.10%, 10/20/2023	EUR	100	117
1.85%, 05/01/2025		120	123
Bank of New Zealand, (New Zealand), Reg. S, 0.01%, 06/15/2028	EUR	100	115
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	116
Reg. S, 0.25%, 09/28/2022	EUR	100	117
Reg. S, 0.38%, 10/23/2023	EUR	100	118
0.65%, 07/31/2024		120	120
0.70%, 04/15/2024		140	140
1.05%, 03/02/2026		170	168
Bankinter SA, (Spain), Reg. S, 0.88%, 08/03/2022	EUR	100	117
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.50%, 11/16/2022	EUR	1,200	1,405
0.65%, 02/27/2024 (e)		1,300	1,298
Reg. S, 0.75%, 06/15/2023	EUR	100	118
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,489

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays Bank plc, (United Kingdom), 5.75%, 09/14/2026	GBP	90	145
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		200	201
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 02/07/2028 (aa)	EUR	1,700	2,015
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		1,400	1,470
Reg. S, 3.25%, 02/12/2027	GBP	600	865
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	425	613
4.34%, 01/10/2028		1,800	2,012
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		900	914
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	109
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.01%, 01/21/2028	EUR	100	117
Reg. S, 0.10%, 05/12/2031	EUR	100	115
Bayerische Landesbank, (Germany), Reg. S, 0.25%, 01/14/2025	EUR	100	118
Belfius Bank SA, (Belgium), Reg. S, 0.13%, 01/28/2030	EUR	100	116
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	50	59
Reg. S, 0.01%, 07/07/2028	EUR	100	116
Reg. S, 0.01%, 01/27/2031	EUR	100	115
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	119
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	1,100	1,272
Reg. S, 1.13%, 01/15/2023	EUR	2,430	2,870
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	800	940
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		3,000	2,956
Reg. S, 1.38%, 05/28/2029	EUR	100	122
Reg. S, 1.63%, 07/02/2031	EUR	1,600	1,949
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,245
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		1,100	1,094
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 2.38%, 11/20/2030 (aa)	EUR	800	996
(United States SOFR + 1.39%), 2.87%, 04/19/2032 (e) (aa)		1,665	1,698
Reg. S, 2.88%, 10/01/2026	EUR	100	130
Reg. S, 3.38%, 01/23/2026	GBP	600	872
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	1,450	1,706
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	600	701
Reg. S, 0.50%, 02/24/2027	EUR	1,300	1,517
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,423
(United States SOFR + 1.52%), 1.65%, 10/06/2026 (e) (aa)		1,145	1,146
4.63%, 07/11/2024 (e)		1,800	1,959
BPER Banca, (Italy), Reg. S, 0.88%, 01/22/2022	EUR	100	116
Caisse Centrale du Credit Immobilier de France SA, (France),
Reg. S, 0.00%, 01/17/2024	EUR	200	234
Reg. S, 0.13%, 10/26/2022	EUR	400	466
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, (Portugal),
Reg. S, 0.13%, 11/14/2024	EUR	100	117
Reg. S, 0.88%, 10/17/2022	EUR	4,200	4,924

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	1,100	1,286
Reg. S, 1.00%, 09/25/2025	EUR	300	364
Reg. S, 1.25%, 01/11/2027	EUR	200	248
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	100	115
Reg. S, 0.04%, 07/09/2027	EUR	100	117
Reg. S, 0.10%, 10/24/2023	CHF	50	54
0.45%, 06/22/2023		110	110
3.10%, 04/02/2024		25	27
Cie de Financement Foncier SA, (France),
Reg. S, 0.01%, 07/15/2026	EUR	200	234
Reg. S, 0.23%, 09/14/2026	EUR	100	118
Reg. S, 0.25%, 04/11/2023	EUR	100	117
Reg. S, 0.50%, 09/04/2024	EUR	100	119
Reg. S, 0.75%, 05/29/2026	EUR	100	121
Reg. S, 3.88%, 04/25/2055	EUR	45	97
Citigroup, Inc.,
(United States SOFR + 0.69%), 0.78%, 10/30/2024 (aa)		330	331
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		440	441
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	128
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,170	3,154
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	3,400	4,139
Reg. S, 1.50%, 10/26/2028	EUR	2,050	2,551
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	1,071
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,800	3,869
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	165
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)		150	151
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/2025 (aa)		65	69
3.38%, 03/01/2023		100	104
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)		250	275
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)		60	73
4.40%, 06/10/2025		3,500	3,872
4.65%, 07/23/2048		70	91
4.75%, 05/18/2046		50	63
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		50	66
6.00%, 10/31/2033		100	131
Clydesdale Bank plc, (United Kingdom), Reg. S, 4.63%, 06/08/2026	GBP	100	157
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	115
Reg. S, 0.50%, 06/09/2026	EUR	100	120
Reg. S, 2.00%, 11/27/2023	EUR	100	122
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.88%, 02/19/2029	EUR	100	123
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,425	1,728
Reg. S, 3.00%, 05/03/2022	EUR	100	118
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 07/02/2030	EUR	100	115
Reg. S, 0.01%, 11/27/2040	EUR	100	105
Reg. S, 0.63%, 04/26/2026	EUR	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.88%, 02/08/2028	EUR	100	123
Reg. S, 1.25%, 03/23/2026	EUR	775	952
Reg. S, 1.38%, 02/03/2027	EUR	25	31
Reg. S, 2.38%, 05/22/2023	EUR	30	36
Reg. S, 4.13%, 09/14/2022	EUR	1,950	2,351
4.38%, 08/04/2025		250	277
Reg. S, 5.25%, 05/23/2041	GBP	50	104
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	113
Reg. S, 0.25%, 09/30/2024	EUR	100	118
Reg. S, 0.25%, 01/17/2028	EUR	100	118
Credit Agricole SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,581
Reg. S, 1.75%, 03/05/2029	EUR	100	125
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	300	401
Reg. S, 2.38%, 05/20/2024	EUR	100	124
Credit Suisse AG, (Switzerland), 0.52%, 08/09/2023		250	250
Credit Suisse Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,668
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		3,850	3,990
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		2,405	2,458
Credito Emiliano SpA, (Italy), Reg. S, 0.01%, 07/07/2028	EUR	100	116
Danske Bank A/S, (Denmark),
Reg. S, 0.25%, 11/28/2022	EUR	425	496
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	497
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)		3,350	3,366
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	2,000	2,740
Reg. S, 3.75%, 06/23/2022 (e)	EUR	50	60
Danske Hypotek AB, (Sweden),
Series 2212, Reg. S, 1.00%, 12/21/2022	SEK	2,000	231
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	234
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	124
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	116
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	87
Reg. S, 0.25%, 03/08/2024	EUR	100	118
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	400	473
Reg. S, 1.13%, 08/30/2023	EUR	775	921
Reg. S, 1.13%, 03/17/2025	EUR	400	478
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,995
(United States SOFR + 2.16%), 2.22%, 09/18/2024 (aa)		435	446
3.95%, 02/27/2023		2,700	2,822
Deutsche Hypothekenbank AG, (Germany),
Reg. S, 0.13%, 11/23/2023	EUR	100	117
Reg. S, 0.50%, 06/29/2026	EUR	50	60
Deutsche Kreditbank AG, (Germany), Reg. S, 0.01%, 11/07/2029	EUR	50	58
Deutsche Pfandbriefbank AG, (Germany), Reg. S, 0.63%, 08/30/2027	EUR	100	121
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 05/29/2024	EUR	300	350

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.01%, 01/22/2027	EUR	200	233
Reg. S, 0.63%, 01/17/2026	EUR	600	718
Reg. S, 1.25%, 11/26/2024	EUR	700	850
Discover Bank, 3.45%, 07/27/2026		1,200	1,300
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 01/21/2031	EUR	100	114
Reg. S, 0.25%, 01/23/2023	EUR	200	234
Reg. S, 0.38%, 11/20/2024	EUR	100	119
Reg. S, 1.88%, 11/21/2022	EUR	100	119
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	116
Reg. S, 0.01%, 10/27/2028	EUR	25	29
Reg. S, 0.01%, 11/15/2030	EUR	100	115
Reg. S, 0.63%, 10/27/2023	EUR	200	237
Reg. S, 0.88%, 04/17/2034	EUR	100	124
Eika Boligkreditt A/S, (Norway),
Reg. S, 0.13%, 06/16/2031	EUR	100	115
Reg. S, 0.38%, 02/26/2025	EUR	100	119
Equitable Bank, (Canada), Reg. S, 0.01%, 09/16/2024	EUR	100	117
Erste Group Bank AG, (Austria),
Reg. S, 0.25%, 06/26/2024	EUR	100	118
Reg. S, 0.75%, 02/05/2025	EUR	100	120
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	100	114
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	117
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		55	54
Reg. S, 0.88%, 01/21/2030	EUR	350	413
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		270	266
Reg. S, 1.38%, 05/15/2024	EUR	1,650	1,958
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,306
Reg. S, 2.00%, 03/22/2028	EUR	1,000	1,269
(United States SOFR + 1.25%), 2.38%, 07/21/2032 (aa)		730	723
2.60%, 02/07/2030		130	133
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		4,150	4,192
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		105	103
Reg. S, 3.13%, 07/25/2029	GBP	800	1,175
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)		2,500	2,669
3.50%, 04/01/2025		95	102
3.80%, 03/15/2030		3,200	3,553
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)		350	403
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/2039 (aa)		110	132
4.75%, 10/21/2045		190	245
5.15%, 05/22/2045		116	152
6.25%, 02/01/2041		50	73
6.75%, 10/01/2037		50	71
6.88%, 01/18/2038	GBP	425	877
Hamburg Commercial Bank AG, (Germany), Reg. S, 0.25%, 04/25/2022	EUR	100	116
Heta Asset Resolution AG, (Austria), Reg. S, 2.38%, 12/13/2022	EUR	800	957
HSBC Bank plc, (United Kingdom), Reg. S, 6.25%, 01/30/2041	GBP	175	352

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	199
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	1,005
(SONIA Interest Rate Benchmark + 1.31%), 1.75%, 07/24/2027 (aa)	GBP	800	1,075
(GBP Swap Rate 1 Year + 0.94%), 2.18%, 06/27/2023 (aa)	GBP	425	579
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,422
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	320
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/2024 (aa)		200	211
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/2030 (aa)		900	993
Reg. S, 7.00%, 04/07/2038	GBP	300	597
Iccrea Banca SpA, (Italy), Reg. S, 0.01%, 09/23/2028	EUR	100	116
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	123
Reg. S, 1.88%, 05/22/2023	EUR	100	120
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	115
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,500	1,742
Reg. S, 1.13%, 02/14/2025	EUR	1,200	1,442
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	900	1,176
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,272
Reg. S, 2.00%, 09/20/2028	EUR	300	384
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	300	368
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	EUR	300	363
4.10%, 10/02/2023		200	214
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	119
Reg. S, 0.63%, 03/23/2023	EUR	100	118
Reg. S, 1.00%, 01/27/2023	EUR	100	118
Reg. S, 1.50%, 04/10/2024	EUR	1,600	1,927
Reg. S, 2.13%, 05/26/2025	EUR	2,275	2,824
Reg. S, 3.38%, 01/24/2025	EUR	100	130
Series XR, 3.25%, 09/23/2024 (e)		2,900	3,062
Investitionsbank Berlin, (Germany), Series 208, 0.05%, 03/02/2035	EUR	100	111
KBC Bank NV, (Belgium), Reg. S, 0.38%, 09/01/2022	EUR	100	117
Kookmin Bank, (South Korea), Reg. S, 0.05%, 07/15/2025	EUR	100	117
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/30/2023	EUR	880	1,030
Reg. S, 0.00%, 02/18/2025	EUR	120	141
Reg. S, 0.00%, 03/31/2027	EUR	500	589
Reg. S, 0.00%, 09/15/2028	EUR	585	687
Reg. S, 0.00%, 06/15/2029	EUR	254	297
Reg. S, 0.00%, 09/17/2030	EUR	150	174
Reg. S, 0.00%, 01/10/2031	EUR	170	197
Reg. S, 0.01%, 05/05/2027	EUR	520	612
0.05%, 02/28/2024	EUR	500	587
Reg. S, 0.05%, 09/29/2034	EUR	280	316
0.13%, 06/07/2023	EUR	850	997
0.13%, 10/04/2024	EUR	500	590
0.25%, 09/15/2025	EUR	1,100	1,309
0.38%, 07/18/2025		200	197

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 04/23/2030	EUR	360	433
Reg. S, 0.38%, 05/20/2036	EUR	79	92
Reg. S, 0.50%, 09/28/2026	EUR	520	628
0.50%, 09/15/2027	EUR	500	606
Reg. S, 0.88%, 07/04/2039	EUR	40	50
Reg. S, 1.00%, 12/15/2022	GBP	1,650	2,242
Reg. S, 1.13%, 06/15/2037	EUR	340	440
Reg. S, 1.38%, 12/15/2025	GBP	225	311
Reg. S, 1.38%, 07/31/2035	EUR	202	268
2.00%, 05/02/2025		195	204
2.13%, 08/15/2023	EUR	1,100	1,339
2.38%, 12/29/2022		275	282
4.70%, 06/02/2037	CAD	100	100
Reg. S, 4.88%, 03/15/2037	GBP	425	846
6.00%, 12/07/2028	GBP	500	907
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	122
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	234
Reg. S, 0.75%, 06/23/2031	EUR	100	114
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 2.75%, 11/19/2027 (aa)	EUR	2,000	2,388
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.38%, 02/18/2027	EUR	200	234
Reg. S, 0.50%, 08/04/2022	EUR	100	117
Reg. S, 0.88%, 09/15/2025	EUR	100	121
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	118
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	115
Reg. S, 0.63%, 01/12/2027	EUR	200	242
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 11/27/2029	EUR	270	314
Reg. S, 0.05%, 06/12/2023	EUR	270	316
Reg. S, 0.05%, 12/18/2029	EUR	180	210
Reg. S, 0.25%, 08/29/2025	EUR	300	356
Reg. S, 0.38%, 02/14/2028	EUR	140	168
Reg. S, 0.63%, 02/20/2030	EUR	140	171
Reg. S, 0.63%, 10/31/2036	EUR	75	90
Lansforsakringar Hypotek AB, (Sweden),
Series 515, Reg. S, 2.25%, 09/21/2022	SEK	700	82
Series 516, Reg. S, 1.25%, 09/20/2023	SEK	1,000	117
Series 517, Reg. S, 1.50%, 09/18/2024	SEK	600	71
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	500	59
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	400	48
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	500	58
Liberbank SA, (Spain), Reg. S, 0.25%, 09/25/2029	EUR	100	117
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	117
Reg. S, 0.25%, 03/25/2024	EUR	100	117
Reg. S, 6.00%, 02/08/2029	GBP	100	180
Reg. S, 6.50%, 09/17/2040	GBP	300	674
Reg. S, 7.63%, 04/22/2025	GBP	600	985

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.50%, 11/12/2025 (aa)	EUR	2,400	2,819
(CMT Index 1 Year + 0.55%), 0.70%, 05/11/2024 (aa)		200	201
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	4,400	5,920
3.90%, 03/12/2024		2,500	2,687
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	495
Reg. S, 1.13%, 07/15/2025	EUR	975	1,167
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	124
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,997
3.76%, 07/26/2023		3,150	3,338
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/2026 (aa)		3,000	3,092
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		200	210
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	5,625	6,548
(ICE LIBOR EUR 3 Month + 0.72%), 0.50%, 02/07/2031 (aa)	EUR	1,050	1,195
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,969
(United States SOFR + 0.62%), 0.73%, 04/05/2024 (aa)		100	100
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		75	75
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		1,085	1,087
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		215	205
1.88%, 04/27/2027	EUR	1,300	1,638
(United States SOFR + 1.02%), 1.93%, 04/28/2032 (aa)		1,350	1,293
(United States SOFR + 1.18%), 2.24%, 07/21/2032 (aa)		1,900	1,869
2.63%, 03/09/2027	GBP	725	1,033
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		4,020	4,144
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		185	178
(United States SOFR + 1.49%), 3.22%, 04/22/2042 (aa)		65	68
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)		320	366
4.10%, 05/22/2023		2,700	2,851
4.30%, 01/27/2045		170	207
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 04/22/2039 (aa)		10	12
4.88%, 11/01/2022		90	94
5.00%, 11/24/2025		140	160
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		215	318
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	52
Reg. S, 1.50%, 06/25/2024	EUR	100	122
Reg. S, 2.50%, 07/04/2028	EUR	100	136
National Australia Bank Ltd., (Australia),
Reg. S, 0.01%, 01/06/2029	EUR	100	115
Reg. S, 0.75%, 01/30/2026	EUR	100	121
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	725	964
National Bank of Canada, (Canada), Reg. S, 0.75%, 03/13/2025	EUR	100	120
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	115
Natwest Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	1,010
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,462

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	121
(CMT Index 1 Year + 2.15%), 2.36%, 05/22/2024 (aa)		2,000	2,052
(CMT Index 1 Year + 2.55%), 3.07%, 05/22/2028 (aa)		2,000	2,122
Reg. S, (UK Gilts 5 Year + 3.55%), 3.62%, 08/14/2030 (aa)	GBP	600	855
NIBC Bank NV, (Netherlands),
Reg. S, 0.13%, 04/21/2031	EUR	100	115
Reg. S, 0.63%, 06/01/2026	EUR	100	120
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	115
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	117
Reg. S, 0.25%, 10/28/2026	EUR	20	24
Nordea Bank Abp, (Finland),
Reg. S, 0.88%, 06/26/2023	EUR	425	502
3.75%, 08/30/2023 (e)		1,900	2,017
Nordea Hypotek AB, (Sweden),
Series 5533, Reg. S, 1.25%, 09/20/2023	SEK	1,700	199
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	1,500	176
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	1,800	210
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	500	57
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	118
Reg. S, 0.63%, 10/19/2022	EUR	200	234
NRW Bank, (Germany),
Reg. S, 0.10%, 07/09/2035	EUR	100	111
Reg. S, 0.25%, 03/10/2025	EUR	120	142
Reg. S, 0.50%, 05/26/2025	EUR	320	382
Reg. S, 0.75%, 06/30/2028	EUR	260	318
1.20%, 03/28/2039	EUR	100	128
1.25%, 05/13/2049	EUR	87	116
Nykredit Realkredit A/S, (Denmark),
Series 01E, Reg. S, 1.00%, 10/01/2053	DKK	41,472	5,991
Series 13HH, Reg. S, 1.00%, 07/01/2024	DKK	700	113
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	300	49
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	100	16
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	33
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	100	17
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	169
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	175
Reg. S, 0.25%, 09/26/2024	EUR	300	354
OP Mortgage Bank, (Finland),
Reg. S, 0.25%, 03/13/2024	EUR	100	118
Reg. S, 0.63%, 02/15/2029	EUR	100	122
Reg. S, 1.00%, 11/28/2024	EUR	150	181
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	700	746
Series 642, Reg. S, 0.00%, 02/14/2022	CHF	175	188
Series 670, Reg. S, 0.00%, 07/29/2024	CHF	100	109
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	54
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	125	124
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	50	54

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	50	54
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	216
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	50	50
Series 696, Reg. S, 0.13%, 11/19/2032	CHF	100	106
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	100	101
Series 701, Reg. S, 0.13%, 06/20/2031	CHF	50	54
Series 703, Reg. S, 0.38%, 01/24/2042	CHF	50	54
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 472, Reg. S, 0.00%, 07/25/2023	CHF	150	162
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	900	976
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	300	326
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	54
Series 526, Reg. S, 0.00%, 07/19/2030	CHF	75	80
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	53
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	255	261
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	50	53
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	116
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	100	120
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 0.88%, 07/12/2028	EUR	100	123
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	256
Royal Bank of Canada, (Canada),
Reg. S, 0.25%, 01/29/2024	EUR	100	117
Reg. S, 0.25%, 05/02/2024	EUR	700	820
Reg. S, 0.63%, 09/10/2025	EUR	100	120
1.15%, 06/10/2025		100	100
2.25%, 11/01/2024		25	26
Santander Consumer Bank A/S, (Norway),
Reg. S, 0.13%, 02/25/2025	EUR	2,700	3,134
Reg. S, 0.75%, 03/01/2023	EUR	2,000	2,350
Santander Holdings USA, Inc., 3.45%, 06/02/2025		100	107
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	1,050	1,202
3.57%, 01/10/2023		200	202
Santander UK plc, (United Kingdom),
Reg. S, 1.25%, 09/18/2024	EUR	100	121
Reg. S, 5.75%, 03/02/2026	GBP	100	163
Series 61, Reg. S, 0.25%, 04/21/2022	EUR	100	116
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	775	906
Reg. S, 0.25%, 05/19/2023	EUR	325	380
Reg. S, 0.63%, 01/30/2023	EUR	100	118
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	506
Series 576, Reg. S, 1.00%, 12/20/2023	SEK	2,000	233
Series 578, Reg. S, 4.25%, 12/01/2023	SEK	500	62
Series 579, Reg. S, 1.00%, 12/18/2024	SEK	2,000	234
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	227
Societe Generale SA, (France),
Reg. S, 0.25%, 07/08/2027	EUR	1,500	1,734
Reg. S, 0.75%, 01/25/2027	EUR	3,700	4,343

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.13%, 01/23/2025	EUR	100	120
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)	EUR	3,300	3,851
Reg. S, 1.25%, 12/07/2027	GBP	500	650
(CMT Index 1 Year + 1.00%), 1.79%, 06/09/2027 (e) (aa)		2,595	2,580
2.63%, 01/22/2025 (e)		3,600	3,737
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	117
Reg. S, 0.38%, 06/26/2024	EUR	100	118
Reg. S, 1.00%, 01/30/2029	EUR	100	124
Sparebank 1 Oestlandet, (Norway), Reg. S, 0.25%, 09/30/2024	EUR	600	703
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	827
SR-Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/10/2031	EUR	100	114
Reg. S, 0.75%, 10/17/2025	EUR	100	121
Stadshypotek AB, (Sweden),
Reg. S, 0.13%, 10/05/2026	EUR	130	153
Reg. S, 0.38%, 02/22/2023	EUR	100	117
Series 1587, Reg. S, 1.50%, 06/01/2023	SEK	2,000	235
Series 1588, Reg. S, 1.50%, 03/01/2024	SEK	2,000	236
Series 1589, Reg. S, 1.50%, 12/03/2024	SEK	2,000	238
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	234
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	246
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		2,000	1,966
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		1,800	1,874
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	4,100	4,818
Reg. S, 0.55%, 11/06/2023	EUR	100	118
Sumitomo Mitsui Financial Group, Inc., (Japan), 2.70%, 07/16/2024		3,700	3,886
SVB Financial Group,
1.80%, 02/02/2031		675	647
2.10%, 05/15/2028		120	121
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.50%, 02/18/2030	EUR	975	1,128
Reg. S, (EUR Swap Rate 5 Year + 0.80%), 1.25%, 03/02/2028 (aa)	EUR	1,675	1,975
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	115
Reg. S, 0.63%, 10/30/2025	EUR	100	120
Series 144, Reg. S, 1.00%, 06/21/2023	SEK	2,000	232
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	230
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	122
Swedbank AB, (Sweden),
Reg. S, 0.75%, 05/05/2025	EUR	700	835
Reg. S, 1.00%, 06/01/2022	EUR	425	497
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)	EUR	1,900	2,261
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	117
Series 192, Reg. S, 1.00%, 03/15/2023	SEK	1,000	116
Series 193, Reg. S, 1.00%, 12/20/2023	SEK	500	58

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,100	129
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	1,500	176
Tesco Personal Finance Group plc, (United Kingdom), Reg. S, 3.50%, 07/25/2025	GBP	100	140
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.25%, 03/26/2024	EUR	100	118
Reg. S, 0.38%, 04/27/2023	EUR	100	117
1.25%, 09/10/2026		20	20
2.65%, 06/12/2024		50	53
3.25%, 03/11/2024		20	21
Truist Financial Corp.,
1.20%, 08/05/2025		160	161
3.88%, 03/19/2029		1,400	1,579
UBS Group AG, (Switzerland),
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,376
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	239
Reg. S, 1.75%, 11/16/2022	EUR	1,450	1,719
(CMT Index 1 Year + 1.00%), 2.10%, 02/11/2032 (e) (aa)		1,000	972
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)		3,900	3,982
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	58
Reg. S, 0.01%, 03/10/2031	EUR	125	143
Reg. S, 0.25%, 01/15/2032	EUR	50	58
Reg. S, 0.85%, 05/22/2034	EUR	50	62
Reg. S, 0.88%, 01/11/2029	EUR	100	124
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	110
UniCredit SpA, (Italy),
Reg. S, 0.38%, 10/31/2026	EUR	100	118
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	1,175	1,393
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	3,049
6.57%, 01/14/2022 (e)		700	712
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	116
US Bancorp, 0.85%, 06/07/2024	EUR	700	832
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	53
Virgin Money UK plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 0.38%, 05/27/2024 (aa)	EUR	225	263
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	100	146
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	500	744
Vseobecna Uverova Banka A/S, (Slovakia), Reg. S, 0.25%, 03/26/2024	EUR	100	117
Wells Fargo & Co.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 1.74%, 05/04/2030 (aa)	EUR	1,200	1,491
Reg. S, 2.13%, 09/24/2031	GBP	500	673
(United States SOFR + 1.09%), 2.41%, 10/30/2025 (aa)		400	417
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,975	2,025
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/2027 (aa)		1,590	1,706
3.75%, 01/24/2024		265	283
4.75%, 12/07/2046		95	119
Reg. S, 4.88%, 11/29/2035	GBP	500	857
(United States SOFR + 4.50%), 5.01%, 04/04/2051 (aa)		70	94

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	115
Reg. S, 0.38%, 04/02/2026	EUR	100	119
Reg. S, (EUR Swap Rate 5 Year + 1.05%), 0.77%, 05/13/2031 (aa)	EUR	875	1,013
Westpac Securities NZ Ltd., (New Zealand), Reg. S, 0.25%, 04/06/2022	EUR	100	116
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	123
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	256

			391,550

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Series 225, Reg. S, 0.13%, 02/01/2023	EUR	100	117
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	116
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		150	160
Affiliated Managers Group, Inc.,
3.30%, 06/15/2030		154	164
3.50%, 08/01/2025		20	22
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	166
Air Lease Corp.,
2.63%, 07/01/2022		95	97
3.50%, 01/15/2022		20	20
Ally Financial, Inc.,
1.45%, 10/02/2023		40	41
3.05%, 06/05/2023		40	41
Arkea Home Loans SFH SA, (France), Reg. S, 0.38%, 03/04/2024	EUR	100	118
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	50	97
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	117
Reg. S, 0.50%, 04/18/2025	EUR	100	119
AXA Home Loan SFH SA, (France), Reg. S, 0.13%, 06/25/2035	EUR	100	111
AYT Cedulas Cajas Global FTA, (Spain), Series 3, 3.75%, 12/14/2022	EUR	100	122
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	133
BPCE SFH SA, (France),
Reg. S, 0.01%, 10/16/2028	EUR	100	116
Reg. S, 0.01%, 05/27/2030	EUR	100	115
Reg. S, 0.01%, 01/29/2036	EUR	100	109
Reg. S, 0.13%, 12/03/2030	EUR	100	116
Reg. S, 0.63%, 09/22/2027	EUR	100	121
Reg. S, 0.75%, 09/02/2025	EUR	100	120
Reg. S, 2.38%, 11/29/2023	EUR	200	246
Brookfield Finance I UK plc, (United Kingdom), 2.34%, 01/30/2032		40	39
Brookfield Finance, Inc., (Canada),
3.50%, 03/30/2051		85	88
4.00%, 04/01/2024		40	43

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	116
Reg. S, 0.13%, 04/30/2027	EUR	100	118
Reg. S, 2.38%, 03/05/2024	CHF	50	57
3.30%, 09/23/2022	EUR	100	120
3.90%, 10/20/2023	EUR	100	126
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	425	502
1.65%, 06/12/2029	EUR	1,078	1,321
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	133
Charles Schwab Corp. (The), 1.15%, 05/13/2026		105	105
CI Financial Corp., (Canada), 4.10%, 06/15/2051		10	11
Clifford Capital Pte Ltd., (Singapore), Reg. S, 3.11%, 08/18/2032		200	202
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	233
Reg. S, 0.13%, 12/16/2024	EUR	100	118
Reg. S, 0.38%, 09/30/2024	EUR	100	118
Reg. S, 0.50%, 02/19/2026	EUR	100	120
Reg. S, 0.63%, 11/28/2022	EUR	100	117
Reg. S, 0.88%, 08/11/2028	EUR	200	246
Reg. S, 0.88%, 05/06/2034	EUR	100	124
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	122
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	100	116
Reg. S, 1.00%, 01/30/2029	EUR	100	125
Reg. S, 4.13%, 01/19/2024	EUR	100	128
Credit Suisse Schweiz AG, (Switzerland), Reg. S, 0.00%, 10/31/2030	CHF	25	26
Danmarks Skibskredit A/S, (Denmark), Reg. S, 0.13%, 03/20/2025	EUR	100	116
DLR Kredit A/S, (Denmark), Series B, Reg. S, 1.00%, 10/01/2022	DKK	300	47
FCA Bank SpA, (Italy),
Reg. S, 0.00%, 04/16/2024	EUR	750	869
Reg. S, 0.25%, 02/28/2023	EUR	3,000	3,494
GE Capital International Funding Co. Unlimited Co., (Ireland), Reg. S,4.42%, 11/15/2035		200	240
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	950	1,720
Harbour Funding plc, (United Kingdom), Reg. S, 5.28%, 03/31/2034	GBP	25	44
Hypo Tirol Bank AG, (Austria), Reg. S, 0.01%, 03/11/2031	EUR	100	114
Intercontinental Exchange, Inc.,
3.75%, 12/01/2025		25	27
4.25%, 09/21/2048		50	59
Jefferies Group LLC, 2.75%, 10/15/2032		1,420	1,421
Jyske Realkredit A/S, (Denmark),
Series 32lE, Reg. S, 1.00%, 04/01/2023	DKK	200	32
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	65
Series CCE, Reg. S, 0.01%, 10/01/2027	EUR	100	116
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	16
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 0.50%, 01/30/2026	EUR	100	120
Reg. S, 2.38%, 01/15/2024	EUR	100	123
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.75%, 12/06/2027	EUR	800	1,011

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,025	1,326
3.85%, 03/26/2050		40	47
Nasdaq, Inc.,
0.88%, 02/13/2030	EUR	2,950	3,465
0.90%, 07/30/2033	EUR	500	568
4.25%, 06/01/2024		60	65
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		200	203
2.61%, 07/14/2031		1,255	1,249
2.65%, 01/16/2025		2,000	2,083
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	500	81
Reg. S, 1.00%, 04/01/2026 (e)	DKK	500	82
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	32
Series CT2, Reg. S, 1.00%, 10/01/2022 (e)	DKK	400	63
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	299
Series PP, 1.40%, 07/15/2028		775	771
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain),
Series A6, 4.25%, 04/10/2031	EUR	100	160
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	192	269
Reg. S, 2.00%, 01/23/2029	GBP	700	993
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	113
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	163
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	47	7
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/20/2023	EUR	100	117
Reg. S, 0.50%, 06/02/2025	EUR	100	119
Reg. S, 0.50%, 01/28/2026	EUR	100	120
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	44	73
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	50	91
Visa, Inc., 2.70%, 04/15/2040	190		194
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	424
Western Union Co. (The), 1.35%, 03/15/2026		1,900	1,872

			31,961

Insurance — 0.8%
Aflac, Inc., 4.75%, 01/15/2049		145	189
Ageas SA, (Belgium), Reg. S, (ICE LIBOR EUR 3 Month + 3.10%), 1.88%, 11/24/2051 (aa)	EUR	400	468
Alleghany Corp., 3.25%, 08/15/2051		105	103
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,400	3,010
American International Group, Inc., 3.40%, 06/30/2030		3,880	4,230
Aon Corp., 2.80%, 05/15/2030		50	52
Aon plc, (Ireland), 4.60%, 06/14/2044		10	12
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Assicurazioni Generali SpA, (Italy),
Reg. S, 3.88%, 01/29/2029	EUR	500	686
Reg. S, 4.13%, 05/04/2026	EUR	100	135
Athene Global Funding, 2.50%, 01/14/2025 (e)		20	21
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		50	55
Aviva plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	425	622
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	230	371
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	625	723
(ICE LIBOR GBP 3 Month + 2.75%), Reg. S, 6.69%, 07/06/2026 (x) (aa)	GBP	375	618
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	425	598
Berkshire Hathaway, Inc., 0.00%, 03/12/2025	EUR	1,000	1,162
BNP Paribas Cardif SA, (France), Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,186
Brown & Brown, Inc., 4.20%, 09/15/2024		65	71
Chubb INA Holdings, Inc., 1.55%, 03/15/2028	EUR	2,000	2,487
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,447
CNP Assurances, (France), Reg. S, 0.38%, 03/08/2028	EUR	400	454
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	1,200	1,455
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	132
Enstar Group Ltd., (Bermuda), 4.95%, 06/01/2029		90	102
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	791
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031 (e)		2,000	2,072
4.63%, 04/29/2030		27	30
First American Financial Corp., 2.40%, 08/15/2031		100	97
Helvetia Europe SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.95%), 2.75%, 09/30/2041 (aa)	EUR	1,500	1,890
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	225	427
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	425	643
Reg. S, (UK Gilts 5 Year + 4.58%), 5.38%, 10/27/2045 (aa)	GBP	300	460
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,414
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		830	919
Loews Corp., 3.20%, 05/15/2030		10	11
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	425	674
Markel Corp.,
3.45%, 05/07/2052		1,000	1,035
3.50%, 11/01/2027		5	5
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	3,150	4,044
4.20%, 03/01/2048		190	232
4.75%, 03/15/2039		179	225
4.90%, 03/15/2049		65	87
MetLife, Inc., 4.05%, 03/01/2045		75	89
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	1,125	1,324
Reg. S, 0.55%, 06/16/2027	EUR	775	921
Reg. S, 1.63%, 09/21/2029	GBP	1,125	1,528

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France),
Reg. S, 0.63%, 06/21/2027	EUR	1,000	1,151
Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 2.13%, 06/21/2052 (aa)	EUR	1,000	1,164
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,787
Old Republic International Corp., 3.85%, 06/11/2051		105	113
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,821
Phoenix Group Holdings plc, (United Kingdom),
Reg. S, 5.63%, 04/28/2031	GBP	1,400	2,257
Reg. S, 6.63%, 12/18/2025	GBP	425	682
Principal Financial Group, Inc., 3.10%, 11/15/2026		1,400	1,505
Progressive Corp. (The), 4.13%, 04/15/2047		170	204
Sampo OYJ, (Finland),
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)	EUR	525	645
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)	EUR	675	891
Storebrand Livsforsikring A/S, (Norway), Reg. S, (ICE LIBOR EUR 6 Month + 2.95%), 1.88%, 09/30/2051 (aa)	EUR	600	682
Unum Group,
4.00%, 06/15/2029		1,700	1,880
4.13%, 06/15/2051		900	909
W R Berkley Corp.,
3.55%, 03/30/2052		20	21
4.00%, 05/12/2050		700	805
Willis North America, Inc.,
2.95%, 09/15/2029		50	52
3.60%, 05/15/2024		100	107
XLIT Ltd., (Cayman Islands), (ICE LIBOR EUR 3 Month + 2.90%), 3.25%, 06/29/2047 (aa)	EUR	1,300	1,689

			59,797

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		230	230
3.25%, 07/15/2025		90	95
3.50%, 02/10/2023		92	95
3.88%, 01/15/2026		187	200
4.25%, 03/01/2025		165	177
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026		140	143
EXOR NV, (Netherlands),
Reg. S, 0.88%, 01/19/2031	EUR	450	515
Reg. S, 1.75%, 01/18/2028	EUR	500	621
Reg. S, 2.13%, 12/02/2022	EUR	225	266
FS KKR Capital Corp.,
2.63%, 01/15/2027		225	225
3.40%, 01/15/2026		240	251
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026		345	354
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	465
Reg. S, 1.50%, 09/12/2030	EUR	700	890
Main Street Capital Corp., 3.00%, 07/14/2026		155	158
Owl Rock Capital Corp.,
2.88%, 06/11/2028		10	10
3.40%, 07/15/2026		25	26

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Prospect Capital Corp.,
3.36%, 11/15/2026		75	76
3.44%, 10/15/2028		80	78
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,300	2,673

			7,548

Private Equity — 0.1%
3i Group plc, (United Kingdom), Reg. S, 5.75%, 12/03/2032	GBP	350	626
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,571
Reg. S, 2.00%, 02/15/2024	EUR	500	602
Hercules Capital, Inc., 2.63%, 09/16/2026		120	120

			3,919

Real Estate — 0.4%
Acef Holding SCA, (Luxembourg), Reg. S, 0.75%, 06/14/2028	EUR	725	833
Annington Funding plc, (United Kingdom), Reg. S, 1.65%, 07/12/2024	EUR	2,000	2,418
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	86
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, (Luxembourg), Reg. S, 0.50%, 01/27/2028	EUR	775	888
CBRE Services, Inc., 2.50%, 04/01/2031		425	428
Citycon Treasury BV, (Netherlands), Reg. S, 2.50%, 10/01/2024	EUR	1,575	1,943
Clarion Funding plc, (United Kingdom), Reg. S, 2.63%, 01/18/2029	GBP	100	144
CTP NV, (Netherlands),
Reg. S, 0.63%, 11/27/2023	EUR	750	879
Reg. S, 0.63%, 09/27/2026	EUR	1,800	2,086
Reg. S, 1.25%, 06/21/2029	EUR	300	349
Reg. S, 1.50%, 09/27/2031	EUR	800	916
Essential Properties LP, 2.95%, 07/15/2031		70	70
Fastighets AB Balder, (Sweden), Reg. S, 1.88%, 01/23/2026	EUR	1,000	1,223
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,429
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	425	590
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,767
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,457
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	560
Reg. S, 2.63%, 02/28/2028	GBP	625	898
Reg. S, 2.75%, 07/20/2057	GBP	225	331
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	31	49
Notting Hill Genesis, (United Kingdom), Reg. S, 2.00%, 06/03/2036	GBP	300	394
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 4.13%, 02/01/2029 (e)		2,100	2,358
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	425	682
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.00%, 05/17/2029	EUR	3,300	3,806
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 1.00%, 08/12/2027	EUR	1,575	1,856
Reg. S, 1.75%, 01/14/2025	EUR	850	1,031
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	83	163

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)
(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Tesco Property Finance 3 plc, (United Kingdom), Reg. S, 5.74%, 04/13/2040	GBP	47	83
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	37	60
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	354
Reg. S, 0.88%, 07/03/2023	EUR	100	118
Reg. S, 1.63%, 04/07/2024	EUR	500	602

			30,851

REITS — 0.7%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	600	683
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033		40	38
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	200	230
American Campus Communities Operating Partnership LP, 3.30%, 07/15/2026		20	21
American Homes 4 Rent LP, 3.38%, 07/15/2051		15	15
American Tower Corp.,
0.88%, 05/21/2029	EUR	1,500	1,747
1.00%, 01/15/2032	EUR	3,000	3,447
1.30%, 09/15/2025		60	60
1.38%, 04/04/2025	EUR	1,050	1,266
2.70%, 04/15/2031		50	51
3.38%, 05/15/2024		25	27
Brixmor Operating Partnership LP,
2.50%, 08/16/2031		20	20
4.05%, 07/01/2030		1,175	1,311
4.13%, 06/15/2026		2,300	2,546
4.13%, 05/15/2029		875	985
Camden Property Trust, 3.35%, 11/01/2049		10	11
Crown Castle International Corp.,
1.35%, 07/15/2025		200	201
2.50%, 07/15/2031		30	30
2.90%, 04/01/2041		50	48
Digital Realty Trust LP, 4.75%, 10/01/2025		50	56
Digital Stout Holding LLC, Reg. S, 3.75%, 10/17/2030	GBP	1,050	1,595
Equinix, Inc.,
1.00%, 03/15/2033	EUR	1,000	1,149
2.63%, 11/18/2024		120	126
ERP Operating LP, 2.85%, 11/01/2026		50	53
GLP Capital LP / GLP Financing II, Inc.,
3.35%, 09/01/2024		20	21
4.00%, 01/15/2030		5	5
4.00%, 01/15/2031		284	307
5.30%, 01/15/2029		135	158
5.38%, 11/01/2023		30	33
5.75%, 06/01/2028		60	70
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	400	673
Healthpeak Properties, Inc., 3.00%, 01/15/2030		1,400	1,475
Invitation Homes Operating Partnership LP, 2.00%, 08/15/2031		50	48
Kimco Realty Corp., 2.70%, 10/01/2030		1,900	1,951
Life Storage LP, 3.88%, 12/15/2027		50	56
LifeStorage LP, 3.50%, 07/01/2026		205	223
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026 (w)	EUR	1,650	1,913

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Office Properties Income Trust,
2.65%, 06/15/2026		15	15
3.45%, 10/15/2031		230	225
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027		36	40
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	1,425	1,652
Prologis LP,
2.13%, 10/15/2050		20	17
2.25%, 06/30/2029	GBP	600	848
3.25%, 10/01/2026		50	54
Public Storage,
0.88%, 02/15/2026		100	99
2.30%, 05/01/2031		230	233
3.09%, 09/15/2027		220	240
3.39%, 05/01/2029		145	159
Rayonier LP, 2.75%, 05/17/2031		145	144
Realty Income Corp.,
1.63%, 12/15/2030	GBP	100	132
3.00%, 01/15/2027		2,000	2,141
3.88%, 07/15/2024		100	108
3.88%, 04/15/2025		100	110
1.75%, 07/13/2033	GBP	1,100	1,448
Segro Capital Sarl, (Luxembourg), Reg. S, 0.50%, 09/22/2031	EUR	1,700	1,925
Simon International Finance SCA, (Luxembourg),
Reg. S, 1.13%, 03/19/2033	EUR	1,000	1,164
Reg. S, 1.25%, 05/13/2025	EUR	425	515
Simon Property Group LP,
1.38%, 01/15/2027		70	69
2.25%, 01/15/2032		2,170	2,113
3.50%, 09/01/2025		80	87
UDR, Inc., 3.00%, 08/15/2031		140	146
Unibail-Rodamco-Westfield SE, (France), Reg. S, 1.38%, 12/04/2031	EUR	800	960
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,540
VEREIT Operating Partnership LP,
2.85%, 12/15/2032		800	830
3.10%, 12/15/2029		800	851
Welltower, Inc.,
2.75%, 01/15/2031		50	51
3.10%, 01/15/2030		2,400	2,535
4.50%, 01/15/2024		3,500	3,758
4.50%, 12/01/2034	GBP	300	491
4.80%, 11/20/2028	GBP	850	1,362
Weyerhaeuser Co.,
4.00%, 11/15/2029		35	39
4.00%, 04/15/2030		1,500	1,693
WP Carey, Inc., 2.25%, 04/01/2033		1,000	954
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	2,055
1.35%, 04/15/2028	EUR	425	509

			54,961

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Savings & Loans — 0.0% (g)
Coventry Building Society, (United Kingdom), Reg. S, 0.01%, 07/07/2028	EUR	100	116
Nationwide Building Society, (United Kingdom),
Reg. S, 0.63%, 03/25/2027	EUR	100	120
Reg. S, 5.63%, 01/28/2026	GBP	100	162
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 10/13/2027	EUR	100	116

			514

Total Financial			581,101

Government — 1.8%
Multi-National — 0.9%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	1,092
0.88%, 05/24/2028	EUR	200	246
1.63%, 09/16/2022		65	66
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	1,850	2,137
1.63%, 01/24/2023		330	336
1.75%, 09/13/2022		270	274
2.63%, 01/30/2024		258	271
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.38%, 10/27/2022	EUR	725	848
Reg. S, 0.38%, 03/27/2025	EUR	175	208
Reg. S, 0.63%, 01/30/2029	EUR	800	976
Reg. S, 0.75%, 06/09/2025	EUR	50	61
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,169
EUROFIMA, (Supranational),
Reg. S, 0.25%, 04/25/2023	EUR	825	966
4.55%, 03/30/2027	CAD	400	359
5.50%, 06/07/2032	GBP	300	557
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		95	95
6.45%, 12/13/2022	IDR	10,000,000	714
European Investment Bank, (Supranational),
0.00%, 10/16/2023	EUR	3,200	3,749
0.00%, 03/15/2024	EUR	300	352
0.00%, 03/25/2025	EUR	10,200	12,007
Reg. S, 0.00%, 03/13/2026	EUR	700	825
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,767
Zero Coupon, 05/28/2037 (e)	CAD	150	76
Reg. S, 0.01%, 11/15/2035	EUR	200	221
Reg. S, 0.05%, 05/24/2024	EUR	2,000	2,352
0.05%, 01/16/2030	EUR	1,500	1,755
Reg. S, 0.25%, 06/15/2040	EUR	50	56
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,595
0.63%, 07/25/2025		100	99
Reg. S, 0.88%, 12/15/2023	GBP	1,375	1,868
0.88%, 09/13/2047	EUR	100	124
Reg. S, 1.00%, 04/14/2032	EUR	1,675	2,127
Reg. S, 1.00%, 11/14/2042	EUR	2,475	3,164
Reg. S, 1.13%, 09/15/2036	EUR	2,050	2,631
Reg. S, 1.38%, 03/07/2025	GBP	100	138

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
1.50%, 10/16/2048	EUR	445	631
1.63%, 03/14/2025		200	206
Reg. S, 2.25%, 10/14/2022	EUR	4,100	4,890
Reg. S, 2.50%, 10/31/2022	GBP	1,000	1,379
2.50%, 03/15/2023		180	186
2.75%, 09/13/2030	EUR	130	188
Reg. S, 3.00%, 09/28/2022	EUR	4,600	5,519
3.13%, 12/14/2023		250	265
3.25%, 01/29/2024		315	336
Reg. S, 3.63%, 03/14/2042	EUR	25	47
Reg. S, 4.50%, 03/07/2044	GBP	1,100	2,317
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	720
Series 1981, 2.63%, 03/15/2035	EUR	40	60
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	555	1,332
FMS Wertmanagement, (Germany), Reg. S, 1.13%, 03/20/2023	GBP	1,200	1,634
Inter-American Development Bank, (Supranational), 1.25%, 12/15/2023	GBP	1,650	2,259
2.13%, 01/15/2025		290	304
2.50%, 01/18/2023		230	237
2.63%, 01/16/2024		130	136
3.00%, 02/21/2024		200	212
7.88%, 03/14/2023	IDR	10,000,000	731
International Finance Corp., (Supranational), 2.88%, 07/31/2023		80	84
North American Development Bank, (Supranational),
Reg. S, 0.20%, 11/28/2028	CHF	200	217
2.40%, 10/26/2022		303	309

			71,480

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 4.00%, 09/12/2033	GBP	500	816
5.00%, 03/31/2035	GBP	300	515

			1,331

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	560	620
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	121

			741

Sovereign — 0.9%
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	1,325	1,556
Reg. S, 0.05%, 01/18/2052	EUR	500	487
Reg. S, 0.13%, 10/17/2023	EUR	3,500	4,109
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,192
Reg. S, 0.50%, 01/20/2023	EUR	3,425	4,024
Reg. S, 0.50%, 07/11/2025	EUR	1,000	1,199
Reg. S, 0.63%, 10/16/2026	EUR	100	121
Reg. S, 0.70%, 01/20/2050	EUR	1,300	1,531
Reg. S, 0.88%, 04/10/2035	EUR	1,500	1,862
Reg. S, 1.20%, 02/17/2045	EUR	1,225	1,600
Reg. S, 1.45%, 09/05/2040	EUR	170	230
Reg. S, 1.75%, 07/17/2053	EUR	1,050	1,587

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Sovereign — continued
Reg. S, 2.25%, 09/05/2022	EUR	3,700	4,400
Reg. S, 2.75%, 12/03/2029	EUR	520	741
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 10/18/2022	EUR	2,000	2,331
Reg. S, 0.00%, 02/10/2023	EUR	100	117
Reg. S, 0.10%, 07/31/2023	EUR	2,000	2,344
Reg. S, 0.50%, 03/02/2026	EUR	1,400	1,683
Reg. S, 0.75%, 09/05/2028	EUR	1,450	1,785
Reg. S, 0.88%, 07/18/2042	EUR	20	24
Reg. S, 1.75%, 10/20/2045	EUR	550	807
Reg. S, 1.80%, 11/02/2046	EUR	920	1,371
Reg. S, 1.85%, 12/01/2055	EUR	80	127
Reg. S, 2.13%, 11/20/2023	EUR	700	857
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	1,000	1,181
Reg. S, 0.00%, 04/22/2031	EUR	3,000	3,474
Reg. S, 0.25%, 04/22/2036	EUR	1,500	1,711
Reg. S, 0.50%, 04/04/2025	EUR	1,875	2,246
Reg. S, 0.63%, 11/04/2023	EUR	925	1,098
Reg. S, 0.70%, 07/06/2051	EUR	1,000	1,187
Reg. S, 0.75%, 04/04/2031	EUR	2,025	2,512
Reg. S, 1.13%, 04/04/2036	EUR	665	854
Reg. S, 3.75%, 04/04/2042	EUR	15	28
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	2,698	3,183
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	2,000	2,351
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	350	389
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	3,975	4,291
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	1,000	1,133
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	1,304
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	400	531
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	300	499
Reg. S, 4.50%, 12/07/2038	GBP	110	215
5.10%, 03/07/2051	GBP	50	122

			64,394

Total Government			137,946

Industrial — 1.1%
Aerospace/Defense — 0.1%
Airbus SE, (Netherlands),
Reg. S, 2.00%, 04/07/2028	EUR	100	127
Reg. S, 2.38%, 06/09/2040	EUR	900	1,187
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,293
Boeing Co. (The), 4.51%, 05/01/2023		250	264
4.88%, 05/01/2025		200	223
5.71%, 05/01/2040		2,300	2,930
5.81%, 05/01/2050		105	139
5.93%, 05/01/2060		30	41
General Dynamics Corp., 2.25%, 06/01/2031		100	102
Raytheon Technologies Corp., 3.20%, 03/15/2024		30	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
3.95%, 08/16/2025		140	154
7.20%, 08/15/2027		20	26
Teledyne Technologies, Inc., 2.75%, 04/01/2031		795	813

			7,331

Building Materials — 0.2%
Buzzi Unicem SpA, (Italy), Reg. S, 2.13%, 04/28/2023	EUR	1,225	1,461
Carrier Global Corp.,
2.24%, 02/15/2025		20	21
2.49%, 02/15/2027		10	10
2.72%, 02/15/2030		50	52
3.38%, 04/05/2040		60	63
3.58%, 04/05/2050		85	90
Danfoss Finance I BV, (Netherlands), Reg. S, 0.13%, 04/28/2026	EUR	1,850	2,140
Eagle Materials, Inc., 2.50%, 07/01/2031		290	288
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029		31	33
HeidelbergCement Finance Luxembourg SA, (Luxembourg),
Reg. S, 1.13%, 12/01/2027	EUR	25	30
Reg. S, 2.50%, 10/09/2024	EUR	30	38
Lennox International, Inc., 1.35%, 08/01/2025		27	27
Martin Marietta Materials, Inc.,
2.40%, 07/15/2031		145	146
3.20%, 07/15/2051		130	129
4.25%, 07/02/2024		4,540	4,925
Mohawk Capital Finance SA, (Luxembourg), 1.75%, 06/12/2027	EUR	400	497
Owens Corning,
3.88%, 06/01/2030		100	110
3.95%, 08/15/2029		1,000	1,115
Vulcan Materials Co.,
3.50%, 06/01/2030		60	66
4.50%, 04/01/2025		10	11
4.70%, 03/01/2048		900	1,105

			12,357

Electrical Components & Equipments — 0.1%
Eaton Capital Unlimited Co., (Ireland), Reg. S, 0.70%, 05/14/2025	EUR	1,325	1,573
Schneider Electric SE, (France), Reg. S, 1.50%, 09/08/2023	EUR	1,000	1,195
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	668
Reg. S, 2.38%, 05/11/2027	EUR	175	224

			3,660

Electronics — 0.0% (g)
Agilent Technologies, Inc.,
2.10%, 06/04/2030		282	280
2.30%, 03/12/2031		120	120
2.75%, 09/15/2029		60	63
3.05%, 09/22/2026		100	107
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		85	90
Amphenol Corp., 2.80%, 02/15/2030		147	154
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	1,325	1,580
Arrow Electronics, Inc., 3.88%, 01/12/2028		20	21
Flex Ltd., (Singapore), 3.75%, 02/01/2026		25	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Keysight Technologies, Inc.,
4.55%, 10/30/2024		200	221
4.60%, 04/06/2027		55	63
SYNNEX Corp.,
1.75%, 08/09/2026 (e)		65	64
2.65%, 08/09/2031 (e)		195	191
Trimble, Inc.,
4.15%, 06/15/2023		100	105
4.90%, 06/15/2028		235	272

			3,358

Engineering & Construction — 0.1%
Aeroporti di Roma SpA, (Italy), Series A4, 5.44%, 02/20/2023	GBP	50	71
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	300	363
Reg. S, 1.50%, 07/02/2032	EUR	100	124
Reg. S, 2.75%, 04/02/2030	EUR	1,200	1,640
Cellnex Finance Co. SA, (Spain), Reg. S, 2.00%, 02/15/2033	EUR	1,200	1,358
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	562
Reg. S, 6.45%, 12/10/2031	GBP	225	408
Reg. S, 6.75%, 12/03/2026	GBP	50	83
Reg. S, 7.13%, 02/14/2024	GBP	425	645
Royal Schiphol Group NV, (Netherlands), Reg. S, 0.38%, 09/08/2027	EUR	300	351
Vantage Towers AG, (Germany), Reg. S, 0.38%, 03/31/2027	EUR	600	695
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	575	673

			6,973

Environmental Control — 0.0% (g)
Republic Services, Inc., 2.50%, 08/15/2024		50	52
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	206
4.25%, 12/01/2028		30	34

			292

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		30	31

Machinery - Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp., 0.80%, 11/13/2025		150	149
Caterpillar, Inc., 3.25%, 04/09/2050		90	97
Metso Outotec OYJ, (Finland), Reg. S, 0.88%, 05/26/2028	EUR	500	587
Oshkosh Corp., 3.10%, 03/01/2030		5	6

			839

Machinery - Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	425	508
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,159
IDEX Corp.,
2.63%, 06/15/2031		140	142
3.00%, 05/01/2030		332	350
John Deere Cash Management SARL, (Luxembourg),
Reg. S, 1.38%, 04/02/2024	EUR	1,600	1,930
Reg. S, 1.65%, 06/13/2039	EUR	425	559
Reg. S, 2.20%, 04/02/2032	EUR	603	820

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — continued
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	21
3.36%, 02/15/2050		10	10
Rockwell Automation, Inc.,
1.75%, 08/15/2031		55	53
2.80%, 08/15/2061		40	38
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		50	53
4.40%, 03/15/2024		1,800	1,935

			7,578

Miscellaneous Manufacturers — 0.1%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 1.38%, 09/12/2022	EUR	900	1,055
Alstom SA, (France), Reg. S, 0.00%, 01/11/2029	EUR	200	224
General Electric Co.,
4.25%, 05/01/2040		30	35
4.35%, 05/01/2050		5	6
5.25%, 12/07/2028	GBP	500	825
Reg. S, 5.38%, 12/18/2040	GBP	4	8
6.75%, 03/15/2032		50	68
Illinois Tool Works, Inc., 1.25%, 05/22/2023	EUR	1,025	1,213
Parker-Hannifin Corp.,
1.13%, 03/01/2025	EUR	850	1,015
4.00%, 06/14/2049		25	29
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,292
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024	EUR	20	24
Textron, Inc., 2.45%, 03/15/2031		1,900	1,902
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		105	129

			8,825

Packaging & Containers — 0.1%
Ball Corp., 0.88%, 03/15/2024	EUR	2,000	2,336
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	2,300	2,725
Packaging Corp. of America, 3.05%, 10/01/2051		35	35
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,624
SIG Combibloc PurchaseCo. Sarl, (Luxembourg), Reg. S, 1.88%, 06/18/2023	EUR	2,000	2,384
Smurfit Kappa Treasury ULC, (Ireland), Reg. S, 1.00%, 09/22/2033	EUR	950	1,093

			10,197

Transportation — 0.3%
AP Moller - Maersk A/S, (Denmark),
Reg. S, 1.75%, 03/16/2026	EUR	850	1,053
Reg. S, 4.00%, 04/04/2025	GBP	800	1,183
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	425	522
Burlington Northern Santa Fe LLC,
3.30%, 09/15/2051		20	22
4.15%, 04/01/2045		50	60
4.55%, 09/01/2044		170	214
4.95%, 09/15/2041		700	906
5.40%, 06/01/2041		70	95
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	156

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 0.50%, 04/09/2027	EUR	140	167
Reg. S, 1.13%, 05/29/2051	EUR	112	128
Reg. S, 1.38%, 03/28/2031	EUR	2,000	2,531
Reg. S, 1.38%, 04/16/2040	EUR	50	61
Reg. S, 1.50%, 08/26/2024	CHF	500	567
Reg. S, 1.50%, 12/08/2032	EUR	200	258
Reg. S, 1.63%, 08/16/2033	EUR	189	243
1.99%, 07/08/2030	AUD	200	140
Reg. S, 2.75%, 06/20/2022	GBP	500	686
Reg. S, 3.50%, 09/27/2024	AUD	300	233
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	2,015
FedEx Corp., 0.45%, 05/04/2029	EUR	330	379
Ferrovie dello Stato Italiane SpA, (Italy), Reg. S, 1.50%, 06/27/2025	EUR	810	990
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	200	233
Reg. S, 1.00%, 05/25/2034	EUR	300	364
Kansas City Southern, 4.20%, 11/15/2069		10	12
La Poste SA, (France),
Reg. S, 0.38%, 09/17/2027	EUR	100	118
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,549
Reg. S, 0.63%, 01/18/2036	EUR	600	662
Reg. S, 1.38%, 04/21/2032	EUR	1,000	1,245
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	326
Norfolk Southern Corp., 4.10%, 05/15/2121		15	17
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	439
3.00%, 10/24/2033	EUR	100	152
Reg. S, 3.38%, 05/18/2032	EUR	4	6
Reg. S, 3.88%, 06/30/2025	EUR	80	107
Reg. S, 4.88%, 06/27/2022	EUR	500	602
United Parcel Service, Inc.,
1.50%, 11/15/2032	EUR	1,125	1,426
5.30%, 04/01/2050		120	173

			20,040

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.88%, 07/11/2022 (e)		2,800	2,894

Total Industrial			84,375

Technology — 0.5%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		177	176
Apple, Inc.,
1.00%, 11/10/2022	EUR	700	824
1.38%, 05/24/2029	EUR	100	126
1.40%, 08/05/2028		240	236
1.63%, 11/10/2026	EUR	1,125	1,416
2.05%, 09/11/2026		140	146
2.38%, 02/08/2041		35	34
2.65%, 02/08/2051		30	29
2.70%, 08/05/2051		110	107
2.80%, 02/08/2061		20	19

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
2.85%, 08/05/2061		40	38
3.05%, 07/31/2029	GBP	425	647
3.25%, 02/23/2026		50	54
3.35%, 02/09/2027		15	16
3.75%, 11/13/2047		1,000	1,155
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	119
CGI, Inc., (Canada), 2.30%, 09/14/2031 (e)		150	145
Dell International LLC / EMC Corp.,
5.45%, 06/15/2023		100	107
5.85%, 07/15/2025		10	12
6.02%, 06/15/2026		85	101
6.10%, 07/15/2027		5	6
6.20%, 07/15/2030		5	7
8.10%, 07/15/2036		143	216
8.35%, 07/15/2046		212	343
Fortinet, Inc., 2.20%, 03/15/2031		475	470
Genpact Luxembourg Sarl, (Luxembourg),
3.38%, 12/01/2024		1,400	1,494
3.70%, 04/01/2022		100	101
Hewlett Packard Enterprise Co.,
4.45%, 10/02/2023		120	129
6.35%, 10/15/2045		15	20
HP, Inc.,
2.20%, 06/17/2025		150	155
2.65%, 06/17/2031 (e)		314	310
3.00%, 06/17/2027		100	107
6.00%, 09/15/2041		47	60
NetApp, Inc., 1.88%, 06/22/2025		1,760	1,802
Teledyne FLIR LLC, 2.50%, 08/01/2030		1,625	1,636
Teleperformance, (France),
Reg. S, 0.25%, 11/26/2027	EUR	500	572
Reg. S, 1.50%, 04/03/2024	EUR	2,600	3,113
Reg. S, 1.88%, 07/02/2025	EUR	200	246

			16,294

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029		77	79
4.25%, 04/01/2028		42	44

			123

Semiconductors — 0.2%
ASML Holding NV, (Netherlands),
Reg. S, 0.63%, 05/07/2029	EUR	100	119
Reg. S, 1.63%, 05/28/2027	EUR	1,450	1,825
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.88%, 01/15/2027		50	55
Broadcom, Inc.,
3.15%, 11/15/2025		7	8
3.19%, 11/15/2036 (e)		2,980	2,971
3.42%, 04/15/2033 (e)		93	96
3.46%, 09/15/2026		80	87
3.47%, 04/15/2034 (e)		100	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
3.50%, 02/15/2041 (e)		5	5
3.75%, 02/15/2051 (e)		45	45
4.11%, 09/15/2028		20	22
Infineon Technologies AG, (Germany),
Reg. S, 0.75%, 06/24/2023	EUR	800	941
Reg. S, 1.13%, 06/24/2026	EUR	200	242
Micron Technology, Inc.,
2.50%, 04/24/2023		110	113
4.66%, 02/15/2030		125	144
NVIDIA Corp., 3.70%, 04/01/2060		10	12
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 3.40%, 05/01/2030 (e)		1,000	1,084
NXP BV / NXP Funding LLC, (Multinational),
3.88%, 09/01/2022 (e)		2,600	2,679
4.88%, 03/01/2024 (e)		150	163
Texas Instruments, Inc.,
1.75%, 05/04/2030		90	89
2.70%, 09/15/2051		60	59
4.15%, 05/15/2048		17	21
Xilinx, Inc., 2.38%, 06/01/2030		95	97

			10,980

Software — 0.1%
Activision Blizzard, Inc.,
1.35%, 09/15/2030		2,000	1,852
2.50%, 09/15/2050		100	86
Adobe, Inc., 2.30%, 02/01/2030		88	91
Autodesk, Inc., 2.85%, 01/15/2030		71	74
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		500	507
Electronic Arts, Inc.,
1.85%, 02/15/2031		25	24
2.95%, 02/15/2051		60	58
Fidelity National Information Services, Inc.,
2.25%, 03/01/2031		730	724
3.10%, 03/01/2041		180	182
3.36%, 05/21/2031	GBP	100	149
Fiserv, Inc., 2.65%, 06/01/2030		155	158
Intuit, Inc., 1.65%, 07/15/2030		355	346
Microsoft Corp.,
2.53%, 06/01/2050		1,100	1,058
2.68%, 06/01/2060		110	106
3.04%, 03/17/2062		10	11
Oracle Corp.,
1.65%, 03/25/2026		40	40
2.50%, 04/01/2025		350	366
3.65%, 03/25/2041		115	119
3.85%, 04/01/2060		60	61
3.95%, 03/25/2051		70	74
4.10%, 03/25/2061		60	64
Roper Technologies, Inc.,
1.75%, 02/15/2031		2,000	1,905
2.35%, 09/15/2024		200	209

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
SAP SE, (Germany), Reg. S, 1.00%, 04/01/2025	EUR	50	60
ServiceNow, Inc., 1.40%, 09/01/2030		2,025	1,897
VMware, Inc., 4.50%, 05/15/2025		35	39

			10,260

Total Technology			37,657

Utilities — 1.5%
Electric — 1.1%
A2A SpA, (Italy), Reg. S, 1.00%, 07/16/2029	EUR	100	121
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	115
Reg. S, 2.63%, 07/15/2024	EUR	100	124
AEP Texas, Inc.,
3.45%, 05/15/2051		10	10
Series I, 2.10%, 07/01/2030		2,600	2,542
AES Corp. (The), 2.45%, 01/15/2031		25	25
Alliander NV, (Netherlands), 2.88%, 06/14/2024	EUR	100	126
Ameren Corp.,
2.50%, 09/15/2024		30	31
3.50%, 01/15/2031		10	11
Ameren Illinois Co.,
1.55%, 11/15/2030		30	28
3.25%, 03/15/2050		1,200	1,272
American Electric Power Co., Inc.,
2.30%, 03/01/2030		25	25
3.25%, 03/01/2050		20	20
Appalachian Power Co.,
Series Y, 4.50%, 03/01/2049		20	24
Series Z, 3.70%, 05/01/2050		45	49
Arizona Public Service Co.,
2.60%, 08/15/2029		84	87
3.35%, 05/15/2050		10	10
4.25%, 03/01/2049		10	12
Atlantic City Electric Co., 4.00%, 10/15/2028		50	57
Baltimore Gas and Electric Co., 2.90%, 06/15/2050		30	29
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		10	10
4.25%, 10/15/2050		15	18
5.15%, 11/15/2043		60	78
Black Hills Corp.,
3.05%, 10/15/2029		20	21
3.88%, 10/15/2049		10	11
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,325	1,798
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/2050		45	45
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	47
4.25%, 11/01/2028		10	11
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	119
Reg. S, 2.13%, 07/29/2032	EUR	100	132

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Commonwealth Edison Co.,
3.00%, 03/01/2050		100	100
3.70%, 08/15/2028		10	11
4.00%, 03/01/2048		25	29
4.00%, 03/01/2049		10	12
4.70%, 01/15/2044		1,000	1,262
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	902
Consolidated Edison Co. of New York, Inc.,
3.85%, 06/15/2046		10	11
Series 09-C, 5.50%, 12/01/2039		10	13
Series 20A, 3.35%, 04/01/2030		70	76
Series 20B, 3.95%, 04/01/2050		55	63
Series A, 4.13%, 05/15/2049		20	23
Series C, 3.00%, 12/01/2060		20	19
Series E, 4.65%, 12/01/2048		10	12
Consumers Energy Co.,
2.50%, 05/01/2060		10	9
3.10%, 08/15/2050		30	31
3.25%, 08/15/2046		1,100	1,150
3.75%, 02/15/2050		25	29
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,746
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	241
4.25%, 06/01/2028		20	23
Series A, 4.60%, 03/15/2049		10	12
Series C, 3.38%, 04/01/2030		20	21
DTE Electric Co.,
2.95%, 03/01/2050		25	25
3.70%, 03/15/2045		1,100	1,241
3.95%, 03/01/2049		10	12
DTE Energy Co.,
Series C, 3.40%, 06/15/2029		19	21
Series F, 1.05%, 06/01/2025		1,400	1,388
Duke Energy Carolinas LLC, 5.30%, 02/15/2040		10	13
Duke Energy Corp.,
0.90%, 09/15/2025		40	40
2.45%, 06/01/2030		110	111
2.55%, 06/15/2031		10	10
2.65%, 09/01/2026		30	31
3.75%, 09/01/2046		10	11
4.20%, 06/15/2049		20	23
Duke Energy Florida LLC, 4.20%, 07/15/2048		10	12
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	19
Series YYY, 3.25%, 10/01/2049		40	42
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	30
3.65%, 02/01/2029		10	11
3.70%, 06/15/2046		1,700	1,894
4.30%, 02/01/2049		80	98
E.ON International Finance BV, (Netherlands), Reg. S, 6.13%, 07/06/2039	GBP	350	706

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
E.ON SE, (Germany), Reg. S, 1.00%, 10/07/2025	EUR	100	120
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	100	124
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	700	869
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	725
Reg. S, 1.88%, 10/13/2036	EUR	100	127
Reg. S, 2.00%, 12/09/2049	EUR	600	735
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 06/15/2030 (x) (aa)	EUR	200	244
Reg. S, 5.13%, 09/22/2050	GBP	400	793
Reg. S, (GBP Swap Rate 15 Year + 3.32%), 5.88%, 01/22/2029 (x) (aa)	GBP	300	457
5.88%, 07/18/2031	GBP	265	476
Reg. S, (GBP Swap Rate 13 Year + 3.96%), 6.00%, 01/29/2026 (x) (aa)	GBP	100	149
Reg. S, 6.13%, 06/02/2034	GBP	300	569
EnBW Energie Baden-Wuerttemberg AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	120
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	210
Reg. S, 0.50%, 03/01/2033	EUR	97	110
Reg. S, 0.63%, 04/17/2025	EUR	200	237
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	2,275	2,647
2.65%, 09/10/2024 (e)		3,500	3,667
3.50%, 04/06/2028 (e)		1,700	1,859
Enel SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.68%), 2.25%, 12/10/2026 (x) (aa)	EUR	350	424
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	37
Enexis Holding NV, (Netherlands),
Reg. S, 0.88%, 04/28/2026	EUR	100	121
Reg. S, 1.50%, 10/20/2023	EUR	100	119
Engie SA, (France), Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	2,249
Entergy Corp.,
0.90%, 09/15/2025		30	30
3.75%, 06/15/2050		30	32
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	2,192
2.90%, 03/15/2051		30	29
3.12%, 09/01/2027		2,500	2,689
3.25%, 04/01/2028		10	11
4.20%, 09/01/2048		10	12
Entergy Texas, Inc., 4.00%, 03/30/2029		15	17
ESB Finance DAC, (Ireland),
Reg. S, 1.75%, 02/07/2029	EUR	100	128
Reg. S, 1.88%, 06/14/2031	EUR	224	292
Reg. S, 2.13%, 06/08/2027	EUR	100	128
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	5
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	12
Series 2019, 4.13%, 04/01/2049		20	24
Series 2020, 2.25%, 06/01/2030		10	10
Evergy, Inc., 2.45%, 09/15/2024		3,000	3,134
Eversource Energy,
3.45%, 01/15/2050		30	31

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series R, 1.65%, 08/15/2030		1,410	1,338
Exelon Corp.,
3.50%, 06/01/2022		2,649	2,695
4.05%, 04/15/2030		10	11
4.45%, 04/15/2046		10	12
4.70%, 04/15/2050		10	13
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,196
Florida Power & Light Co.,
3.15%, 10/01/2049		20	21
3.95%, 03/01/2048		500	595
4.13%, 06/01/2048		20	25
FLUVIUS System Operator CVBA, (Belgium), Reg. S, 2.88%, 10/09/2023	EUR	400	492
Fortum OYJ, (Finland),
Reg. S, 0.88%, 02/27/2023	EUR	170	200
Reg. S, 2.13%, 02/27/2029	EUR	100	129
Georgia Power Co.,
Series A, 3.25%, 03/15/2051		20	20
Series B, 3.70%, 01/30/2050		60	64
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	179
Reg. S, 2.38%, 07/04/2024	EUR	100	123
Iberdrola International BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 1.59%), 1.88%, 02/22/2023 (x) (aa)	EUR	1,200	1,418
Interstate Power and Light Co., 3.50%, 09/30/2049		10	11
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	650
Kentucky Utilities Co., 3.30%, 06/01/2050		25	26
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	14
3.10%, 05/01/2027		10	11
6.75%, 12/30/2031		10	14
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	10
Narragansett Electric Co. (The), 3.40%, 04/09/2030 (e)		200	216
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	544
National Grid plc, (United Kingdom), Reg. S, 0.55%, 09/18/2029	EUR	1,575	1,819
National Rural Utilities Cooperative Finance Corp.,
1.35%, 03/15/2031		50	46
4.30%, 03/15/2049		20	25
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	102
Series EE, 3.13%, 08/01/2050		30	30
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,286
2.75%, 11/01/2029		35	36
Northern Powergrid Holdings Co., (United Kingdom), 7.25%, 12/15/2022	GBP	450	653
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	50	89
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,473
2.60%, 06/01/2051		35	33
3.20%, 04/01/2052		10	11
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,185

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
2.45%, 12/02/2027 (e)		2,275	2,307
NSTAR Electric Co., 3.10%, 06/01/2051		10	10
Oglethorpe Power Corp., 5.05%, 10/01/2048		20	25
Ohio Power Co., Series R, 2.90%, 10/01/2051		5	5
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		920	1,085
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	52
3.70%, 05/15/2050		5	6
Orsted A/S, (Denmark),
Reg. S, 5.75%, 04/09/2040	GBP	225	472
Reg. S, (EUR Swap Rate 5 Year + 4.75%), 6.25%, 06/26/3013 (aa)	EUR	119	152
Pacific Gas and Electric Co.,
1.75%, 06/16/2022		50	50
3.15%, 01/01/2026		35	36
3.50%, 08/01/2050		20	18
3.75%, 07/01/2028		10	11
3.95%, 12/01/2047		400	384
4.50%, 07/01/2040		100	102
4.55%, 07/01/2030		30	32
4.95%, 07/01/2050		20	21
PacifiCorp.,
2.90%, 06/15/2052		720	694
3.30%, 03/15/2051		1,400	1,450
4.15%, 02/15/2050		15	18
PECO Energy Co.,
2.80%, 06/15/2050		50	49
3.05%, 03/15/2051		435	441
PPL Capital Funding, Inc., 4.13%, 04/15/2030		120	137
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/2051		10	10
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	34
2.05%, 08/01/2050		10	8
2.45%, 01/15/2030		20	21
3.65%, 09/01/2028		120	134
3.85%, 05/01/2049		10	12
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,948
Puget Energy, Inc.,
2.38%, 06/15/2028 (e)		1,040	1,039
4.10%, 06/15/2030		10	11
Puget Sound Energy, Inc., 3.25%, 09/15/2049		20	21
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	100	121
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 1.13%, 09/09/2049	EUR	100	112
Reg. S, 1.50%, 09/27/2030	EUR	200	252
Reg. S, 1.63%, 11/27/2025	EUR	300	371
Reg. S, 2.00%, 04/18/2036	EUR	100	133
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	982
Series WWW, 2.95%, 08/15/2051		25	25
Sempra Energy, 3.40%, 02/01/2028		10	11
4.00%, 02/01/2048		10	11

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Southern California Edison Co.,
2.85%, 08/01/2029		10	10
3.65%, 02/01/2050		60	61
4.00%, 04/01/2047		20	22
4.05%, 03/15/2042		900	964
6.05%, 03/15/2039		10	13
Series 20A, 2.95%, 02/01/2051		6	6
Series B, 3.65%, 03/01/2028		25	27
Series D, 3.40%, 06/01/2023		1,400	1,461
Series E, 3.70%, 08/01/2025		10	11
Southern Co. (The),
Series 21-A, 0.60%, 02/26/2024		60	60
Series A, 3.70%, 04/30/2030		75	82
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026		50	50
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	1,110
Series 8, 3.15%, 05/01/2050		60	63
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	136
SSE plc, (United Kingdom), Reg. S, 1.75%, 04/16/2030	EUR	1,300	1,624
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	120
Reg. S, (EUR Swap Rate 5 Year + 2.75%), 3.25%, 12/01/2021 (x) (aa)	EUR	100	116
Tampa Electric Co., 4.30%, 06/15/2048		30	36
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	145
Reg. S, 1.00%, 06/13/2026	EUR	200	242
Reg. S, 1.13%, 06/09/2041	EUR	100	117
Reg. S, 1.75%, 06/04/2027	EUR	300	380
Reg. S, 2.00%, 06/05/2034	EUR	100	133
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	425	483
Reg. S, 0.75%, 07/24/2032	EUR	100	117
Reg. S, 1.38%, 07/26/2027	EUR	1,125	1,386
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	28
3.25%, 05/01/2051		10	10
4.00%, 06/15/2050		10	12
Union Electric Co.,
2.63%, 03/15/2051		10	9
3.25%, 10/01/2049		40	42
Virginia Electric and Power Co.,
3.30%, 12/01/2049		50	53
Series B, 3.80%, 09/15/2047		60	68
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,472
WEC Energy Group, Inc., 3.55%, 06/15/2025		168	182
Western Power Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	33
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	10
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	54
Wisconsin Public Service Corp., 3.30%, 09/01/2049		5	5

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Xcel Energy, Inc.,
3.40%, 06/01/2030		20	22
3.50%, 12/01/2049		20	21

			87,129

Gas — 0.3%
APT Pipelines Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,248
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,532
2.63%, 09/15/2029		15	15
2.85%, 02/15/2052 (w)		5	5
3.38%, 09/15/2049		210	220
4.15%, 01/15/2043		10	11
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,327
Reg. S, 1.13%, 03/14/2024	EUR	850	1,014
National Fuel Gas Co.,
2.95%, 03/01/2031		25	25
5.50%, 01/15/2026		25	29
National Grid Gas plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	2,018
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,963
3.49%, 05/15/2027		130	142
3.60%, 05/01/2030		25	28
4.38%, 05/15/2047		15	18
4.80%, 02/15/2044		10	12
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,557
3.35%, 06/01/2050		15	15
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,592
Snam SpA, (Italy), Reg. S, 0.88%, 10/25/2026	EUR	850	1,018
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	25
Series XX, 2.55%, 02/01/2030		25	25
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	22
Series 20-A, 1.75%, 01/15/2031		3,700	3,519
Series 21A, 3.15%, 09/30/2051		15	15
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	425	598
6.38%, 05/15/2040	GBP	425	890
Southwest Gas Corp., 4.15%, 06/01/2049		10	11
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	425	526
Washington Gas Light Co., 3.65%, 09/15/2049		10	11

			20,431

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	49
American Water Capital Corp.,
2.80%, 05/01/2030		25	26
4.15%, 06/01/2049		60	71
Essential Utilities, Inc., 2.70%, 04/15/2030		40	41

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Water — continued
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	425	582
Reg. S, 5.63%, 04/29/2033	GBP	225	417
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	397
Reg. S, 5.50%, 02/11/2041	GBP	550	1,073
6.75%, 11/16/2028	GBP	180	321
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	1,231
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	921
Reg. S, 5.38%, 03/10/2028	GBP	225	371
Reg. S, 5.75%, 10/14/2033	GBP	375	704

			6,204

Total Utilities			113,764

Total Corporate Bonds (Cost $1,492,278)			1,470,239

Foreign Government Securities — 49.0%
Action Logement Services, (France), Reg. S, 0.50%, 10/30/2034	EUR	100	114
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	235
Reg. S, 1.88%, 09/22/2022	EUR	600	711
Reg. S, 1.88%, 01/28/2025	EUR	100	124
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 03/25/2025	EUR	500	587
Reg. S, 0.13%, 11/15/2023	EUR	500	586
Reg. S, 0.25%, 07/21/2026	EUR	500	593
Reg. S, 0.25%, 06/29/2029	EUR	400	470
Reg. S, 0.38%, 04/30/2024	EUR	400	473
Reg. S, 0.38%, 05/25/2036	EUR	100	112
Reg. S, 0.50%, 05/25/2030	EUR	200	239
Reg. S, 0.50%, 05/31/2035	EUR	500	577
Reg. S, 1.38%, 09/17/2024	EUR	500	610
Reg. S, 1.50%, 10/31/2034	EUR	100	130
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	581
Reg. S, 0.13%, 06/20/2026	EUR	100	117
Reg. S, 1.13%, 06/20/2028	EUR	1,000	1,243
Agricultural Development Bank of China, (China),
2.58%, 07/26/2023	CNY	10,000	1,544
Reg. S, 3.18%, 11/06/2022	CNH	2,000	312
Reg. S, 3.40%, 11/06/2024	CNH	56,000	8,817
Reg. S, 3.80%, 10/27/2030	CNH	6,350	1,028
Series 1605, 3.33%, 01/06/2026	CNY	37,000	5,783
Series 1705, 3.85%, 01/06/2027	CNY	45,000	7,189
Series 1801, 4.98%, 01/12/2025	CNY	12,000	1,975
Series 1803, 4.99%, 01/24/2023	CNY	10,000	1,593
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,353
Series 1813, 3.55%, 11/21/2023	CNY	600	94
Series 1901, 3.75%, 01/25/2029	CNY	37,000	5,886

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1906, 3.74%, 07/12/2029	CNY	100,000	15,911
Series 1908, 3.63%, 07/19/2026	CNY	105,300	16,669
Series 1909, 3.24%, 08/14/2024	CNY	58,000	9,079
Series 2002, 2.20%, 04/01/2023	CNY	141,200	21,692
Series 2004, 2.96%, 04/17/2030	CNY	141,400	21,286
Series 2005, 2.25%, 04/22/2025	CNY	150,700	22,801
Series 2007, 3.06%, 08/05/2023	CNY	30,000	4,667
Series 2008, 3.45%, 09/23/2025	CNY	15,000	2,357
Series 2103, 3.35%, 03/24/2026	CNY	10,000	1,566
Auckland Council, (New Zealand),
Reg. S, 1.00%, 01/19/2027	EUR	300	368
Reg. S, 1.50%, 11/28/2025	CHF	300	346
Australia Government Bond, (Australia),
Series 133, Reg. S, 5.50%, 04/21/2023	AUD	7,600	5,958
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	10,000	8,746
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	365	303
Series 140, Reg. S, 4.50%, 04/21/2033	AUD	12,300	11,665
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	5,000	4,193
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	263	237
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	144	117
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	2,500	2,118
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	3,250	2,596
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	200	155
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	2,906	2,365
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	1,400	1,123
Series 153, 2.25%, 11/21/2022	AUD	6,751	5,003
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	34,155	27,483
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	4,635	3,665
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,938	2,309
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	8,753	6,354
Series 158, 1.25%, 05/21/2032	AUD	1,000	703
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	7,850	5,468
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	3,450	2,162
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	3,806	2,714
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	10,875	8,639
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	6,802	4,907
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	9,600	6,845
Australian Capital Territory, (Australia),
Reg. S, 1.25%, 05/22/2025	AUD	200	148
1.75%, 10/23/2031	AUD	970	692
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	584
Reg. S, 2.75%, 06/20/2033	EUR	130	193
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	163	187
Reg. S, 1.38%, 04/30/2029	EUR	30	38
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	188
Reg. S, 1.19%, 05/08/2022	EUR	600	702
Reg. S, 1.83%, 04/30/2025	EUR	270	336
4.30%, 09/15/2026	EUR	500	705

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	114
Reg. S, 0.85%, 04/30/2030	EUR	50	61
Reg. S, 1.75%, 03/16/2026	EUR	170	214
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	663
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	229
Reg. S, 0.10%, 01/15/2030	EUR	320	373
Reg. S, 0.13%, 04/11/2026	EUR	530	625
Reg. S, 0.13%, 07/09/2035	EUR	230	257
Reg. S, 0.20%, 11/09/2024	EUR	550	649
Reg. S, 0.88%, 10/17/2035	EUR	100	123
Reg. S, 1.50%, 07/15/2039	EUR	170	230
Reg. S, 3.88%, 05/26/2023	EUR	470	584
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	351
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2023	EUR	300	352
Reg. S, 0.13%, 03/25/2025	EUR	400	472
Reg. S, 0.25%, 03/29/2030	EUR	200	234
Reg. S, 0.63%, 05/25/2026	EUR	500	604
Reg. S, 0.75%, 07/22/2022	GBP	200	270
Reg. S, 0.88%, 09/26/2028	EUR	200	247
Reg. S, 1.00%, 05/25/2027	EUR	500	618
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	200	223
Reg. S, 2.95%, 09/03/2024	EUR	400	505
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	400	544
Bundesobligation, (Germany),
Series 176, Reg. S, 0.00%, 10/07/2022	EUR	2,541	2,964
Series 177, Reg. S, 0.00%, 04/14/2023	EUR	460	539
Series 178, Reg. S, 0.00%, 10/13/2023	EUR	1,368	1,608
Series 179, Reg. S, 0.00%, 04/05/2024	EUR	838	988
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	2,376	2,811
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	790	937
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	4,670	5,550
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	636	757
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,900	2,264
Reg. S, 0.00%, 11/15/2027	EUR	1,281	1,527
Reg. S, 0.00%, 11/15/2028	EUR	624	743
Reg. S, 0.00%, 08/15/2029	EUR	2,980	3,550
Reg. S, 0.00%, 02/15/2030	EUR	890	1,059
Reg. S, 0.00%, 08/15/2030	EUR	1,120	1,330
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,882
Reg. S, 0.00%, 08/15/2031	EUR	1,344	1,587
Reg. S, 0.00%, 05/15/2035	EUR	2,465	2,854
Reg. S, 0.00%, 05/15/2036	EUR	719	825
Reg. S, 0.00%, 08/15/2050	EUR	1,494	1,595
Reg. S, 0.00%, 08/15/2052	EUR	293	308
Reg. S, 0.25%, 02/15/2027	EUR	2,557	3,090
Reg. S, 0.25%, 08/15/2028	EUR	832	1,010

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.25%, 02/15/2029	EUR	210	255
Reg. S, 0.50%, 02/15/2025	EUR	227	274
Reg. S, 0.50%, 02/15/2026	EUR	1,967	2,391
Reg. S, 0.50%, 08/15/2027	EUR	2,160	2,652
Reg. S, 0.50%, 02/15/2028	EUR	230	283
Reg. S, 1.00%, 08/15/2024	EUR	1,753	2,131
Reg. S, 1.00%, 08/15/2025	EUR	1,130	1,394
Reg. S, 1.25%, 08/15/2048	EUR	1,180	1,725
Reg. S, 1.50%, 02/15/2023	EUR	833	994
Reg. S, 1.50%, 05/15/2024	EUR	3,000	3,678
Reg. S, 1.75%, 02/15/2024	EUR	1,701	2,088
Reg. S, 2.00%, 08/15/2023	EUR	1,002	1,221
Reg. S, 2.50%, 07/04/2044	EUR	1,595	2,830
Reg. S, 2.50%, 08/15/2046	EUR	3,198	5,797
Reg. S, 3.25%, 07/04/2042	EUR	808	1,545
Reg. S, 5.50%, 01/04/2031	EUR	700	1,256
Reg. S, 6.25%, 01/04/2030	EUR	775	1,399
Series 3, Reg. S, 4.75%, 07/04/2034	EUR	1,506	2,847
Series 5, Reg. S, 4.00%, 01/04/2037	EUR	1,064	1,993
Series 8, Reg. S, 4.75%, 07/04/2040	EUR	875	1,906
Series 97, Reg. S, 6.50%, 07/04/2027	EUR	1,410	2,306
Series 98, Reg. S, 4.75%, 07/04/2028	EUR	1,661	2,613
Series 98, Reg. S, 5.63%, 01/04/2028	EUR	780	1,256
Series 2007, Reg. S, 4.25%, 07/04/2039	EUR	1,020	2,067
Series G, Reg. S, 0.00%, 08/15/2030	EUR	770	919
Series G, Reg. S, 0.00%, 08/15/2050	EUR	512	553
Bundesschatzanweisungen, (Germany),
Reg. S, 0.00%, 12/15/2022	EUR	1,335	1,560
Reg. S, 0.00%, 03/10/2023	EUR	1,207	1,412
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	233
Reg. S, 0.00%, 11/25/2030	EUR	300	342
Reg. S, 0.00%, 05/25/2031	EUR	100	114
Reg. S, 0.13%, 10/25/2023	EUR	1,800	2,113
Reg. S, 0.13%, 09/15/2031	EUR	300	343
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,899
Series DIP, Reg. S, 0.13%, 11/25/2022	EUR	300	350
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	117
Reg. S, 0.13%, 06/30/2031	EUR	100	115
Reg. S, 0.50%, 10/01/2046 (w)	EUR	100	113
Reg. S, 1.00%, 04/25/2028	EUR	100	124
Reg. S, 1.25%, 05/11/2032	EUR	100	128
Reg. S, 1.50%, 06/28/2038	EUR	100	135
Series 12, Reg. S, 0.63%, 01/26/2023	EUR	200	235
Canada Housing Trust No. 1, (Canada), 0.95%, 06/15/2025 (e)	CAD	1,000	786
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	156
1.50%, 06/01/2031	CAD	600	473
2.00%, 09/01/2023	CAD	1,900	1,541
3.50%, 12/01/2045	CAD	2,090	2,140

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
4.00%, 06/01/2041	CAD	150	160
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	261
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	52
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 0.75%, 11/21/2022	EUR	600	704
Reg. S, 1.00%, 09/21/2028	EUR	100	119
Reg. S, 2.00%, 04/20/2027	EUR	100	126
Reg. S, 2.13%, 09/27/2023	EUR	200	243
CDP Financial, Inc., (Canada), Reg. S, 5.60%, 11/25/2039		250	352
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	550	635
1.25%, 01/22/2051	EUR	200	205
2.55%, 01/27/2032		200	198
China Development Bank, (China),
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,568
Reg. S, 4.20%, 01/19/2027	CNH	10,000	1,637
Reg. S, 4.30%, 08/02/2032	CNH	3,000	507
Reg. S, 4.35%, 08/06/2024	CNH	7,000	1,129
Reg. S, 4.35%, 09/19/2024	CNH	1,000	162
Series 1510, 4.21%, 04/13/2025	CNY	30,000	4,832
Series 1518, 3.74%, 09/10/2025	CNY	28,000	4,450
Series 1605, 3.80%, 01/25/2036	CNY	27,000	4,321
Series 1610, 3.18%, 04/05/2026	CNY	30,000	4,661
Series 1613, 3.05%, 08/25/2026	CNY	10,000	1,545
Series 1706, 4.02%, 04/17/2022	CNY	12,000	1,873
Series 1710, 4.04%, 04/10/2027	CNY	118,000	19,048
Series 1804, 4.69%, 03/23/2023	CNY	143,000	22,773
Series 1805, 4.88%, 02/09/2028	CNY	17,000	2,872
Series 1806, 4.73%, 04/02/2025	CNY	20,230	3,313
Series 1810, 4.04%, 07/06/2028	CNY	17,000	2,750
Series 1811, 3.76%, 08/14/2023	CNY	16,000	2,523
Series 1903, 3.30%, 02/01/2024	CNY	45,000	7,049
Series 1905, 3.48%, 01/08/2029	CNY	226,500	35,425
Series 1908, 3.42%, 07/02/2024	CNY	121,000	19,022
Series 1909, 3.50%, 08/13/2026	CNY	64,600	10,184
Series 1910, 3.65%, 05/21/2029	CNY	187,900	29,767
Series 1915, 3.45%, 09/20/2029	CNY	147,000	22,950
Series 2003, 3.23%, 01/10/2025	CNY	232,300	36,347
Series 2004, 3.43%, 01/14/2027	CNY	85,000	13,354
Series 2005, 3.07%, 03/10/2030	CNY	30,000	4,554
Series 2008, 2.89%, 06/22/2025	CNY	15,000	2,316
Series 2010, 3.09%, 06/18/2030	CNY	20,000	3,042
Series 2015, 3.70%, 10/20/2030	CNY	28,000	4,463
China Government Bond, (China),
1.99%, 04/09/2025	CNY	535,700	80,978
2.36%, 07/02/2023	CNY	433,500	66,936
2.57%, 05/20/2023	CNY	55,000	8,527
2.68%, 05/21/2030	CNY	392,000	59,206
2.85%, 06/04/2027	CNY	606,500	93,945
Reg. S, 3.16%, 06/27/2023	CNH	500	78
Reg. S, 3.30%, 07/04/2023	CNH	2,000	315

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.31%, 11/30/2025	CNH	2,000	320
Reg. S, 3.38%, 11/21/2024	CNH	3,000	478
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,860
3.39%, 03/16/2050	CNY	307,100	46,585
Reg. S, 3.60%, 06/27/2028	CNH	22,000	3,605
Reg. S, 3.60%, 05/21/2030	CNH	7,000	1,162
3.73%, 05/25/2070	CNY	20,670	3,316
3.76%, 03/22/2071	CNY	75,130	12,221
3.81%, 09/14/2050	CNY	145,100	23,826
Reg. S, 3.85%, 12/12/2026	CNH	19,000	3,128
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,368
Reg. S, 4.00%, 11/30/2035	CNH	6,500	1,149
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,366
Reg. S, 4.29%, 05/22/2029	CNH	3,000	517
Reg. S, 4.40%, 12/12/2046	CNH	25,000	4,679
Series 1824, 4.08%, 10/22/2048	CNY	22,100	3,769
Series 1906, 3.29%, 05/23/2029	CNY	52,000	8,268
Series 1908, 4.00%, 06/24/2069	CNY	5,000	853
Series 1910, 3.86%, 07/22/2049	CNY	32,500	5,354
Series 1915, 3.13%, 11/21/2029	CNY	38,000	5,957
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	200	234
Reg. S, 0.50%, 11/12/2031	EUR	650	752
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	60
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	483
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	232
2.65%, 12/20/2027	CAD	565	468
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	165
3.50%, 06/02/2036	CAD	300	262
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.50%, 11/27/2022	EUR	600	710
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	1,450	1,711
Reg. S, 0.38%, 06/20/2024	EUR	300	355
Reg. S, 0.75%, 07/15/2049	EUR	300	342
Croatia Government International Bond, (Croatia), Reg. S, 1.13%, 03/04/2033	EUR	500	576
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	279
Reg. S, 1.25%, 01/21/2040	EUR	720	866
Reg. S, 2.25%, 04/16/2050	EUR	10	14
Czech Republic Government Bond, (Czech Republic),
Series 11Y, 1.75%, 06/23/2032	CZK	3,170	140
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	311
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	1,000	68
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	7
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	7,890	370
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	782
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	298
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	532

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 100, 0.25%, 02/10/2027	CZK	26,000	1,079
Series 103, 2.00%, 10/13/2033	CZK	2,260	102
Series 105, 2.75%, 07/23/2029	CZK	11,450	548
Series 121, 1.20%, 03/13/2031	CZK	15,770	666
Series 125, 1.50%, 04/24/2040	CZK	3,380	138
Denmark Government Bond, (Denmark),
1.50%, 11/15/2023	DKK	5,945	967
1.75%, 11/15/2025	DKK	1,380	234
4.50%, 11/15/2039	DKK	5,674	1,541
7.00%, 11/10/2024	DKK	1,470	283
Series 10Y, Reg. S, 0.00%, 11/15/2031 (e)	DKK	3,023	466
Series 10Y, 0.50%, 11/15/2027	DKK	4,540	739
Series 10YR, Reg. S, 0.50%, 11/15/2029 (e)	DKK	9,644	1,573
Series 30Y, Reg. S, 0.25%, 11/15/2052 (e)	DKK	2,619	377
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,204
Reg. S, 1.13%, 04/28/2023	GBP	600	815
4.75%, 11/26/2027	EUR	900	1,342
Series 86, 0.24%, 10/13/2027	JPY	100,000	906
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	233
European Union, (Supranational), Reg. S, 3.38%, 04/04/2032	EUR	600	931
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	31,000	4,951
Series 1603, 3.33%, 02/22/2026	CNY	10,100	1,579
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,554
Series 1703, 4.11%, 03/20/2027	CNY	30,000	4,881
Series 1905, 3.28%, 02/11/2024	CNY	63,000	9,857
Series 1908, 3.23%, 11/04/2022	CNY	8,000	1,247
Series 1910, 3.86%, 05/20/2029	CNY	81,800	13,113
Series 2003, 2.17%, 04/07/2023	CNY	47,500	7,300
Series 2005, 2.93%, 03/02/2025	CNY	114,600	17,727
Series 2007, 3.26%, 02/24/2027	CNY	53,000	8,238
Series 2010, 3.23%, 03/23/2030	CNY	67,500	10,321
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,594
Series 2013, 3.34%, 09/04/2023	CNY	46,000	7,204
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	822
Reg. S, 8.00%, 05/15/2024	IDR	400,000	30
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2023 (e)	EUR	330	387
Reg. S, 0.00%, 09/15/2030 (e)	EUR	50	58
Reg. S, 0.13%, 04/15/2036 (e)	EUR	120	135
Reg. S, 0.13%, 04/15/2052 (e)	EUR	150	152
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	431
Reg. S, 0.50%, 04/15/2026 (e)	EUR	820	994
Reg. S, 0.50%, 09/15/2027 (e)	EUR	280	341
Reg. S, 0.50%, 09/15/2029 (e)	EUR	610	743
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	399
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	527
Reg. S, 1.13%, 04/15/2034 (e)	EUR	522	675
Reg. S, 2.00%, 04/15/2024 (e)	EUR	447	554

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.63%, 07/04/2042 (e)	EUR	170	284
Reg. S, 4.00%, 07/04/2025 (e)	EUR	270	368
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	310	437
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	100	119
Reg. S, 0.75%, 08/07/2028	EUR	100	122
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	117
Reg. S, 0.85%, 12/17/2023	EUR	600	715
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	328
Reg. S, 0.01%, 06/30/2028	EUR	180	210
0.01%, 11/05/2035	EUR	70	77
Reg. S, 0.20%, 09/03/2049	EUR	70	72
Reg. S, 0.25%, 02/18/2041	EUR	94	103
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	391
Free State of Saxony, (Germany), Reg. S, 0.01%, 11/05/2029	EUR	197	228
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029	EUR	2,745	3,193
Reg. S, 0.50%, 06/25/2044 (e)	EUR	451	498
Reg. S, 1.00%, 11/25/2025	EUR	1,150	1,416
Reg. S, 0.00%, 02/25/2023	EUR	2,627	3,072
Reg. S, 0.00%, 03/25/2023	EUR	3,301	3,862
Reg. S, 0.00%, 02/25/2024	EUR	727	855
Reg. S, 0.00%, 03/25/2024	EUR	1,300	1,529
Reg. S, 0.00%, 03/25/2025	EUR	3,340	3,943
Reg. S, 0.00%, 02/25/2026	EUR	85	100
Reg. S, 0.00%, 02/25/2027	EUR	1,205	1,421
Reg. S, 0.00%, 11/25/2030	EUR	2,750	3,168
Reg. S, 0.00%, 11/25/2031	EUR	149	170
Reg. S, 0.25%, 11/25/2026	EUR	2,730	3,267
Reg. S, 0.50%, 05/25/2025	EUR	2,513	3,022
Reg. S, 0.50%, 05/25/2026	EUR	1,637	1,980
Reg. S, 0.50%, 05/25/2029	EUR	2,197	2,663
Reg. S, 0.50%, 05/25/2040 (e)	EUR	3,773	4,274
Reg. S, 0.50%, 05/25/2072 (e)	EUR	519	462
Reg. S, 0.75%, 05/25/2028	EUR	1,893	2,336
Reg. S, 0.75%, 11/25/2028	EUR	1,140	1,408
Reg. S, 0.75%, 05/25/2052 (e)	EUR	3,079	3,394
Reg. S, 0.75%, 05/25/2053 (e)	EUR	205	224
Reg. S, 1.00%, 05/25/2027	EUR	2,841	3,541
Reg. S, 1.25%, 05/25/2034	EUR	1,879	2,425
Reg. S, 1.25%, 05/25/2036 (e)	EUR	1,967	2,541
Reg. S, 1.50%, 05/25/2031	EUR	3,819	5,025
Reg. S, 1.50%, 05/25/2050 (e)	EUR	1,826	2,448
Reg. S, 1.75%, 05/25/2023	EUR	3,030	3,650
Reg. S, 1.75%, 11/25/2024	EUR	2,526	3,143
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,494	2,094
Reg. S, 1.75%, 05/25/2066 (e)	EUR	712	1,034
Reg. S, 2.00%, 05/25/2048 (e)	EUR	1,548	2,301
Reg. S, 2.25%, 05/25/2024	EUR	662	826

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.50%, 05/25/2030	EUR	6,088	8,598
Reg. S, 2.75%, 10/25/2027	EUR	2,455	3,379
Reg. S, 3.25%, 05/25/2045	EUR	1,261	2,267
Reg. S, 3.50%, 04/25/2026	EUR	36	49
Reg. S, 4.00%, 10/25/2038	EUR	825	1,506
Reg. S, 4.00%, 04/25/2055 (e)	EUR	966	2,105
Reg. S, 4.00%, 04/25/2060	EUR	768	1,747
Reg. S, 4.25%, 10/25/2023	EUR	1,910	2,438
Reg. S, 4.50%, 04/25/2041	EUR	1,951	3,891
Reg. S, 4.75%, 04/25/2035	EUR	2,007	3,695
Reg. S, 5.50%, 04/25/2029	EUR	2,037	3,373
Reg. S, 5.75%, 10/25/2032	EUR	1,159	2,167
Reg. S, 6.00%, 10/25/2025	EUR	2,740	4,025
Reg. S, 8.50%, 04/25/2023	EUR	1,220	1,616
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	872
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	258
Gestion Securite de Stocks Securite SA, (France), Reg. S, 4.00%, 01/24/2024	EUR	100	127
Hong Kong Government Bond Programme, (Hong Kong),
1.68%, 01/21/2026	HKD	11,350	1,516
1.97%, 01/17/2029	HKD	1,300	177
Housing & Development Board, (Singapore),
Reg. S, 1.76%, 02/24/2027	SGD	250	186
1.87%, 07/21/2033	SGD	1,000	716
Reg. S, 2.25%, 11/21/2024	SGD	750	571
Reg. S, 2.32%, 01/24/2028	SGD	250	192
Reg. S, 2.60%, 10/30/2029	SGD	1,500	1,167
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	915
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	308
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	259
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	634
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	300
Series 30/A, 3.00%, 08/21/2030	HUF	157,350	504
Series 33/A, 2.25%, 04/20/2033	HUF	57,020	165
Series 34/A, 2.25%, 06/22/2034	HUF	44,800	126
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	77
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	500	567
Reg. S, 1.63%, 04/28/2032	EUR	500	610
Reg. S, 1.75%, 10/10/2027	EUR	425	539
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	353
SUB, 8.40%, 03/28/2025		200	247
SUB, 8.91%, 11/18/2024		500	620
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,867
1.85%, 03/12/2031		234	224
Reg. S, 2.15%, 07/18/2024	EUR	550	670
Reg. S, 3.75%, 06/14/2028	EUR	500	683

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	13,567,000	1,075
Series FR63, 5.63%, 05/15/2023	IDR	55,000,000	3,945
Series FR64, 6.13%, 05/15/2028	IDR	65,993,000	4,703
Series FR74, 7.50%, 08/15/2032	IDR	54,368,000	4,061
Series FR75, 7.50%, 05/15/2038	IDR	110,122,000	8,010
Series FR76, 7.38%, 05/15/2048	IDR	33,695,000	2,420
Series FR80, 7.50%, 06/15/2035	IDR	25,000,000	1,848
Series FR81, 6.50%, 06/15/2025	IDR	119,400,000	8,760
Series FR82, 7.00%, 09/15/2030	IDR	83,820,000	6,140
Series FR83, 7.50%, 04/15/2040	IDR	39,000,000	2,850
Series FR85, 7.75%, 04/15/2031	IDR	30,000,000	2,299
Series FR86, 5.50%, 04/15/2026	IDR	52,000,000	3,673
Series FR87, 6.50%, 02/15/2031	IDR	20,000,000	1,412
Series FR90, 5.13%, 04/15/2027	IDR	3,155,000	217
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	324
Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	200
Instituto de Credito Oficial, (Spain), Reg. S, 0.25%, 04/30/2024	EUR	50	59
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	1,125	1,319
Zero Coupon, 10/31/2030		1,000	820
0.10%, 09/17/2035	EUR	775	865
Reg. S, 0.20%, 01/21/2061	EUR	500	482
0.25%, 09/23/2027	GBP	900	1,166
0.38%, 07/28/2025		50	49
0.50%, 07/24/2023	GBP	1,450	1,956
0.50%, 06/21/2035	EUR	50	59
0.88%, 12/13/2024	GBP	50	68
1.63%, 01/15/2025		475	490
2.00%, 01/26/2022		165	166
2.50%, 03/19/2024		365	383
3.00%, 09/27/2023		200	211
Investitionsbank Schleswig-Holstein, (Germany), Reg. S, 0.01%, 05/15/2026	EUR	100	117
Ireland Government Bond, (Ireland),
Reg. S, 0.20%, 10/18/2030	EUR	881	1,031
Reg. S, 0.40%, 05/15/2035	EUR	691	799
Reg. S, 0.00%, 10/18/2022	EUR	330	385
Reg. S, 0.00%, 10/18/2031	EUR	272	309
Reg. S, 0.20%, 05/15/2027	EUR	880	1,049
Reg. S, 0.55%, 04/22/2041	EUR	230	261
Reg. S, 0.90%, 05/15/2028	EUR	12	15
Reg. S, 1.10%, 05/15/2029	EUR	517	654
Reg. S, 1.35%, 03/18/2031	EUR	365	473
Reg. S, 1.50%, 05/15/2050	EUR	481	640
Reg. S, 1.70%, 05/15/2037	EUR	290	396
Reg. S, 2.00%, 02/18/2045	EUR	430	634
Reg. S, 2.40%, 05/15/2030	EUR	590	826
Reg. S, 3.40%, 03/18/2024	EUR	490	624
Reg. S, 3.90%, 03/20/2023	EUR	270	333
5.40%, 03/13/2025	EUR	790	1,104
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		900	1,250

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	144
Series 327, 2.00%, 03/31/2027	ILS	800	268
Series 330, 1.00%, 03/31/2030	ILS	1,200	368
Series 537, 1.50%, 05/31/2037	ILS	305	90
Israel Government International Bond, (Israel),
Reg. S, 2.50%, 01/16/2049	EUR	425	627
2.75%, 07/03/2030		200	212
Italy Buoni Poliennali Del Tesoro, (Italy),
Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	7,704
Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,073	1,297
Reg. S, 0.00%, 01/15/2024	EUR	1,045	1,219
Reg. S, 0.00%, 04/15/2024	EUR	1,038	1,210
Reg. S, 0.30%, 08/15/2023 (e)	EUR	1,640	1,925
Reg. S, 0.35%, 02/01/2025	EUR	380	447
Reg. S, 0.50%, 07/15/2028 (e)	EUR	154	179
Reg. S, 0.60%, 06/15/2023	EUR	1,640	1,934
Reg. S, 0.60%, 08/01/2031 (e)	EUR	554	626
Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,183
Reg. S, 0.90%, 04/01/2031	EUR	927	1,081
Reg. S, 0.95%, 03/01/2023	EUR	1,646	1,944
Reg. S, 0.95%, 09/15/2027 (e)	EUR	880	1,057
Reg. S, 0.95%, 08/01/2030	EUR	1,510	1,781
Reg. S, 0.95%, 12/01/2031 (e)	EUR	175	204
Reg. S, 0.95%, 03/01/2037 (e)	EUR	203	223
Reg. S, 1.25%, 12/01/2026	EUR	1,242	1,519
Reg. S, 1.35%, 04/01/2030	EUR	1,390	1,698
Reg. S, 1.45%, 11/15/2024	EUR	1,900	2,313
Reg. S, 1.45%, 05/15/2025	EUR	1,013	1,240
Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,079	1,285
Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,986
Reg. S, 1.50%, 04/30/2045 (e)	EUR	687	774
Reg. S, 1.65%, 12/01/2030 (e)	EUR	2,329	2,905
Reg. S, 1.65%, 03/01/2032 (e)	EUR	676	840
Reg. S, 1.70%, 09/01/2051 (e)	EUR	709	801
Reg. S, 1.75%, 07/01/2024	EUR	1,140	1,392
Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,260	2,806
Reg. S, 2.00%, 12/01/2025	EUR	760	954
Reg. S, 2.00%, 02/01/2028	EUR	140	179
Reg. S, 2.05%, 08/01/2027	EUR	1,290	1,646
Reg. S, 2.10%, 07/15/2026	EUR	1,702	2,159
Reg. S, 2.15%, 03/01/2072 (e)	EUR	79	90
Reg. S, 2.15%, 03/01/2072 (e)	EUR	233	265
Reg. S, 2.20%, 06/01/2027	EUR	2,407	3,094
Reg. S, 2.25%, 09/01/2036 (e)	EUR	740	973
Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,194	1,597
Reg. S, 2.50%, 12/01/2024	EUR	994	1,249
Reg. S, 2.50%, 11/15/2025	EUR	902	1,153
Reg. S, 2.70%, 03/01/2047 (e)	EUR	440	612
Reg. S, 2.80%, 12/01/2028	EUR	590	794
Reg. S, 2.80%, 03/01/2067 (e)	EUR	575	783

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.95%, 09/01/2038 (e)	EUR	704	1,007
Reg. S, 3.00%, 08/01/2029	EUR	1,426	1,958
Reg. S, 3.10%, 03/01/2040 (e)	EUR	912	1,331
Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,090	1,659
Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,940	4,321
Reg. S, 3.45%, 03/01/2048 (e)	EUR	712	1,123
Reg. S, 3.50%, 03/01/2030 (e)	EUR	1,306	1,866
Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,590
Reg. S, 3.85%, 09/01/2049 (e)	EUR	883	1,491
Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	2,081
Reg. S, 4.50%, 05/01/2023	EUR	1,891	2,362
Reg. S, 4.50%, 03/01/2024	EUR	59	76
Reg. S, 4.50%, 03/01/2026 (e)	EUR	3	4
Reg. S, 4.75%, 08/01/2023 (e)	EUR	1,000	1,269
Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,593	2,382
Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,050	3,790
Reg. S, 5.00%, 03/01/2025 (e)	EUR	890	1,212
Reg. S, 5.00%, 08/01/2034 (e)	EUR	1,238	2,097
Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,074	1,942
Reg. S, 5.00%, 09/01/2040 (e)	EUR	960	1,756
Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,819
Reg. S, 5.50%, 11/01/2022	EUR	1,414	1,743
Reg. S, 5.75%, 02/01/2033	EUR	1,100	1,926
Reg. S, 6.00%, 05/01/2031	EUR	1,753	3,010
Reg. S, 6.50%, 11/01/2027	EUR	890	1,413
Reg. S, 7.25%, 11/01/2026	EUR	1,580	2,490
Series 5Y, Reg. S, 2.45%, 10/01/2023	EUR	2,143	2,624
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	856	1,137
Japan Bank for International Cooperation, (Japan), 2.38%, 07/21/2022		200	203
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	1,037
Series 75, 1.96%, 09/19/2031	JPY	100,000	1,053
Series 347, 0.73%, 04/30/2048	JPY	200,000	1,829
Japan Finance Corp., (Japan),
Series 57, 0.00%, 10/17/2025	JPY	400,000	3,592
Series 62, 0.00%, 07/31/2024	JPY	1,870,000	16,804
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	200	233
Series 4, 0.31%, 07/28/2023	JPY	1,000,000	9,038
Series 39, 0.82%, 08/26/2022	JPY	10,000	90
Series 55, 0.78%, 12/28/2023	JPY	100,000	914
Series 69, 0.48%, 02/28/2025	JPY	100,000	912
Series 72, 0.51%, 05/23/2025	JPY	1,016,000	9,296
Series 2022, 2.32%, 06/18/2027	JPY	1,400,000	14,186
Japan Government Five Year Bond, (Japan),
Series 135, 0.10%, 03/20/2023	JPY	3,819,750	34,430
Series 141, 0.10%, 09/20/2024	JPY	323,300	2,923
Series 143, 0.10%, 03/20/2025	JPY	934,600	8,457
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,979
Series 148, 0.01%, 06/20/2026	JPY	184,750	1,667

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	1,292
Series 3, 2.20%, 03/20/2050	JPY	2,683,300	33,786
Series 4, 2.20%, 03/20/2051	JPY	540,200	6,824
Series 5, 2.00%, 03/20/2052	JPY	362,900	4,425
Series 6, 1.90%, 03/20/2053	JPY	109,500	1,316
Series 7, 1.70%, 03/20/2054	JPY	585,650	6,777
Series 8, 1.40%, 03/20/2055	JPY	474,850	5,139
Series 9, 0.40%, 03/20/2056	JPY	61,450	499
Series 10, 0.90%, 03/20/2057	JPY	150,450	1,428
Series 11, 0.80%, 03/20/2058	JPY	802,900	7,384
Series 12, 0.50%, 03/20/2059	JPY	1,099,550	9,129
Series 13, 0.50%, 03/20/2060	JPY	650,050	5,375
Series 14, 0.70%, 03/20/2061	JPY	478,400	4,217
Japan Government Ten Year Bond, (Japan),
Series 329, 0.80%, 06/20/2023	JPY	269,750	2,461
Series 330, 0.80%, 09/20/2023	JPY	5,101,700	46,658
Series 334, 0.60%, 06/20/2024	JPY	1,632,950	14,958
Series 336, 0.50%, 12/20/2024	JPY	523,900	4,799
Series 342, 0.10%, 03/20/2026	JPY	288,000	2,609
Series 343, 0.10%, 06/20/2026	JPY	3,348,200	30,343
Series 344, 0.10%, 09/20/2026	JPY	2,222,800	20,150
Series 345, 0.10%, 12/20/2026	JPY	7,942,800	72,022
Series 346, 0.10%, 03/20/2027	JPY	1,000,000	9,072
Series 347, 0.10%, 06/20/2027	JPY	1,381,350	12,534
Series 348, 0.10%, 09/20/2027	JPY	3,407,900	30,931
Series 349, 0.10%, 12/20/2027	JPY	2,115,800	19,203
Series 350, 0.10%, 03/20/2028	JPY	1,368,900	12,422
Series 351, 0.10%, 06/20/2028	JPY	1,529,200	13,876
Series 352, 0.10%, 09/20/2028	JPY	1,452,200	13,175
Series 354, 0.10%, 03/20/2029	JPY	309,200	2,804
Series 355, 0.10%, 06/20/2029	JPY	156,050	1,415
Series 356, 0.10%, 09/20/2029	JPY	2,192,650	19,870
Series 357, 0.10%, 12/20/2029	JPY	972,650	8,812
Series 358, 0.10%, 03/20/2030	JPY	1,115,100	10,102
Series 359, 0.10%, 06/20/2030	JPY	4,656,500	42,147
Series 360, 0.10%, 09/20/2030	JPY	910,250	8,230
Series 361, 0.10%, 12/20/2030	JPY	571,000	5,159
Series 363, 0.10%, 06/20/2031	JPY	508,400	4,580
Japan Government Thirty Year Bond, (Japan),
Series 4, 2.90%, 11/20/2030	JPY	411,050	4,656
Series 5, 2.20%, 05/20/2031	JPY	143,400	1,552
Series 11, 1.70%, 06/20/2033	JPY	100,000	1,061
Series 12, 2.10%, 09/20/2033	JPY	152,100	1,681
Series 17, 2.40%, 12/20/2034	JPY	112,150	1,296
Series 18, 2.30%, 03/20/2035	JPY	973,400	11,164
Series 19, 2.30%, 06/20/2035	JPY	3,067,700	35,275
Series 20, 2.50%, 09/20/2035	JPY	156,800	1,848
Series 21, 2.30%, 12/20/2035	JPY	749,850	8,675
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,567
Series 23, 2.50%, 06/20/2036	JPY	469,200	5,574

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 24, 2.50%, 09/20/2036	JPY	754,250	8,994
Series 29, 2.40%, 09/20/2038	JPY	110,100	1,324
Series 32, 2.30%, 03/20/2040	JPY	271,450	3,259
Series 33, 2.00%, 09/20/2040	JPY	3,575,400	41,348
Series 34, 2.20%, 03/20/2041	JPY	622,350	7,419
Series 35, 2.00%, 09/20/2041	JPY	844,000	9,816
Series 37, 1.90%, 09/20/2042	JPY	1,558,300	17,950
Series 38, 1.80%, 03/20/2043	JPY	103,400	1,176
Series 39, 1.90%, 06/20/2043	JPY	316,950	3,669
Series 40, 1.80%, 09/20/2043	JPY	56,950	650
Series 41, 1.70%, 12/20/2043	JPY	385,100	4,323
Series 42, 1.70%, 03/20/2044	JPY	688,300	7,733
Series 44, 1.70%, 09/20/2044	JPY	283,000	3,185
Series 45, 1.50%, 12/20/2044	JPY	449,400	4,890
Series 46, 1.50%, 03/20/2045	JPY	761,350	8,292
Series 47, 1.60%, 06/20/2045	JPY	627,000	6,966
Series 48, 1.40%, 09/20/2045	JPY	2,214,250	23,719
Series 49, 1.40%, 12/20/2045	JPY	438,550	4,701
Series 50, 0.80%, 03/20/2046	JPY	131,550	1,248
Series 51, 0.30%, 06/20/2046	JPY	327,200	2,764
Series 52, 0.50%, 09/20/2046	JPY	355,000	3,139
Series 53, 0.60%, 12/20/2046	JPY	9,550	86
Series 56, 0.80%, 09/20/2047	JPY	2,286,950	21,585
Series 57, 0.80%, 12/20/2047	JPY	414,950	3,914
Series 58, 0.80%, 03/20/2048	JPY	305,200	2,875
Series 61, 0.70%, 12/20/2048	JPY	231,950	2,125
Series 62, 0.50%, 03/20/2049	JPY	2,351,650	20,436
Series 63, 0.40%, 06/20/2049	JPY	156,850	1,325
Series 64, 0.40%, 09/20/2049	JPY	135,300	1,140
Series 65, 0.40%, 12/20/2049	JPY	517,250	4,352
Series 66, 0.40%, 03/20/2050	JPY	455,350	3,825
Series 67, 0.60%, 06/20/2050	JPY	477,500	4,222
Series 68, 0.60%, 09/20/2050	JPY	131,500	1,162
Series 69, 0.70%, 12/20/2050	JPY	373,300	3,381
Series 70, 0.70%, 03/20/2051	JPY	493,700	4,464
Series 71, 0.70%, 06/20/2051	JPY	729,500	6,588
Japan Government Twenty Year Bond, (Japan),
Series 72, 2.10%, 09/20/2024	JPY	975,400	9,337
Series 75, 2.10%, 03/20/2025	JPY	37,000	358
Series 80, 2.10%, 06/20/2025	JPY	517,000	5,025
Series 82, 2.10%, 09/20/2025	JPY	1,631,800	15,944
Series 92, 2.10%, 12/20/2026	JPY	196,250	1,964
Series 94, 2.10%, 03/20/2027	JPY	47,500	477
Series 96, 2.10%, 06/20/2027	JPY	93,350	943
Series 99, 2.10%, 12/20/2027	JPY	771,550	7,863
Series 102, 2.40%, 06/20/2028	JPY	900,900	9,428
Series 105, 2.10%, 09/20/2028	JPY	25,450	263
Series 109, 1.90%, 03/20/2029	JPY	6,139,250	63,093
Series 113, 2.10%, 09/20/2029	JPY	204,150	2,142
Series 118, 2.00%, 06/20/2030	JPY	1,865,000	19,655
Series 121, 1.90%, 09/20/2030	JPY	1,808,800	18,968

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 122, 1.80%, 09/20/2030	JPY	965,200	10,043
Series 123, 2.10%, 12/20/2030	JPY	167,000	1,784
Series 124, 2.00%, 12/20/2030	JPY	253,200	2,684
Series 125, 2.20%, 03/20/2031	JPY	768,850	8,302
Series 126, 2.00%, 03/20/2031	JPY	845,200	8,983
Series 127, 1.90%, 03/20/2031	JPY	636,450	6,711
Series 128, 1.90%, 06/20/2031	JPY	797,950	8,439
Series 131, 1.70%, 09/20/2031	JPY	1,370,700	14,288
Series 133, 1.80%, 12/20/2031	JPY	526,850	5,554
Series 137, 1.70%, 06/20/2032	JPY	514,700	5,407
Series 140, 1.70%, 09/20/2032	JPY	2,049,100	21,574
Series 145, 1.70%, 06/20/2033	JPY	109,050	1,157
Series 146, 1.70%, 09/20/2033	JPY	173,100	1,840
Series 148, 1.50%, 03/20/2034	JPY	970,000	10,138
Series 149, 1.50%, 06/20/2034	JPY	4,177,850	43,736
Series 150, 1.40%, 09/20/2034	JPY	6,281,850	65,152
Series 151, 1.20%, 12/20/2034	JPY	585,550	5,944
Series 152, 1.20%, 03/20/2035	JPY	1,277,600	12,978
Series 153, 1.30%, 06/20/2035	JPY	800,000	8,229
Series 154, 1.20%, 09/20/2035	JPY	845,850	8,612
Series 155, 1.00%, 12/20/2035	JPY	963,350	9,578
Series 156, 0.40%, 03/20/2036	JPY	838,350	7,694
Series 157, 0.20%, 06/20/2036	JPY	1,132,250	10,080
Series 161, 0.60%, 06/20/2037	JPY	643,500	6,052
Series 164, 0.50%, 03/20/2038	JPY	489,650	4,522
Series 165, 0.50%, 06/20/2038	JPY	397,450	3,664
Series 166, 0.70%, 09/20/2038	JPY	22,000	209
Series 167, 0.50%, 12/20/2038	JPY	1,149,500	10,572
Series 168, 0.40%, 03/20/2039	JPY	590,400	5,336
Series 172, 0.40%, 03/20/2040	JPY	145,000	1,301
Series 173, 0.40%, 06/20/2040	JPY	872,500	7,817
Series 174, 0.40%, 09/20/2040	JPY	2,985,300	26,703
Series 175, 0.50%, 12/20/2040	JPY	698,400	6,349
Series 176, 0.50%, 03/20/2041	JPY	753,650	6,840
Series 177, 0.40%, 06/20/2041	JPY	908,850	8,088
Japan Government Two Year Bond, (Japan), Series 415, 0.10%, 08/01/2022	JPY	959,300	8,634
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,934
Series 108, 1.43%, 06/18/2027	JPY	100,000	967
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,799
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	99,811	941
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	774
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	72
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	200	234
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	580	1,090
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	710	1,370
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	530	865
Series 68, Reg. S, 2.25%, 06/22/2023	EUR	762	928
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	470	899
Series 72, Reg. S, 2.60%, 06/22/2024 (e)	EUR	250	316

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,227	3,458
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	1,289	1,570
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	477	603
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	493	698
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,750
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,027	1,398
Series 79, Reg. S, 0.20%, 10/22/2023 (e)	EUR	247	291
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	314	507
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	100	124
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,210	1,450
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	354	568
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	190	253
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	1,400	1,739
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	792	1,031
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	1,124	1,408
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	657	915
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	722	846
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	480	533
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	1,326	1,567
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	547	626
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	258	247
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	100	115
Reg. S, 0.63%, 04/20/2026	EUR	1,000	1,202
Kommunekredit, (Denmark),
Reg. S, 0.01%, 05/04/2034	EUR	500	553
Reg. S, 0.25%, 03/29/2023	EUR	175	205
Reg. S, 0.50%, 01/24/2025	EUR	700	834
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	357
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	586
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	333
Series G23, Reg. S, 0.63%, 06/01/2023	SEK	100	11
Series G24, Reg. S, 0.38%, 03/27/2024	SEK	4,880	560
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	1,000	119
6.00%, 01/22/2025	IDR	15,000,000	1,066
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		200	213
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.01%, 06/29/2026	EUR	100	116
Reg. S, 0.10%, 06/18/2024	EUR	100	117
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	325
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	325
Reg. S, 0.26%, 07/30/2027	CHF	300	327
Korea Treasury Bond, (South Korea),
Series 2306, 1.00%, 06/10/2023	KRW	32,596,600	27,334
Series 2312, 0.88%, 12/10/2023	KRW	1,000,000	833
Series 2409, 1.38%, 09/10/2024	KRW	13,098,440	10,969
Series 2509, 1.13%, 09/10/2025	KRW	23,030,000	18,919
Series 2603, 5.75%, 03/10/2026	KRW	5,119,010	5,020

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2612, 1.50%, 12/10/2026	KRW	9,600,000	7,890
Series 2912, 1.38%, 12/10/2029	KRW	27,148,660	21,460
Series 3006, 1.38%, 06/10/2030	KRW	7,900,000	6,204
Series 3106, 2.00%, 06/10/2031	KRW	7,015,550	5,782
Series 3909, 1.13%, 09/10/2039	KRW	29,677,510	20,817
Series 4703, 2.13%, 03/10/2047	KRW	4,126,000	3,379
Series 5003, 1.50%, 03/10/2050	KRW	17,807,000	12,585
Series 5103, 1.88%, 03/10/2051	KRW	1,848,300	1,438
Series 6609, 1.50%, 09/10/2066	KRW	2,340,000	1,574
Series 7009, 1.63%, 09/10/2070	KRW	989,340	689
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.05%, 09/06/2029	EUR	400	466
Reg. S, 0.13%, 03/07/2024	EUR	180	212
Reg. S, 1.25%, 02/23/2033	EUR	200	258
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	118	136
Reg. S, 0.63%, 01/27/2026	EUR	380	458
Series 120, Reg. S, 2.00%, 11/13/2023	EUR	220	268
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	565
Reg. S, 0.10%, 01/18/2030	EUR	135	158
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	570	690
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	342
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	152
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	85
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	301
Reg. S, 0.13%, 01/13/2051	EUR	44	45
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	115
Reg. S, 1.13%, 05/30/2028	EUR	390	490
Reg. S, 1.38%, 05/16/2036	EUR	110	146
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	82
Reg. S, 0.50%, 07/28/2050	EUR	210	230
Reg. S, 0.75%, 05/06/2030	EUR	440	542
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	240	282
Reg. S, 0.00%, 11/13/2026	EUR	130	153
Reg. S, 0.00%, 04/28/2030	EUR	150	175
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	8,000	1,994
Series 118, 3.88%, 03/14/2025	MYR	2,000	498
Series 216, 4.74%, 03/15/2046	MYR	10,700	2,730
Series 217, 4.06%, 09/30/2024	MYR	12,000	2,986
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,631
Series 307, 3.50%, 05/31/2027	MYR	2,000	487
Series 317, 4.76%, 04/07/2037	MYR	2,200	574
Series 318, 4.64%, 11/07/2033	MYR	10,000	2,566
Series 319, 3.48%, 06/14/2024	MYR	5,500	1,348
Series 418, 4.89%, 06/08/2038	MYR	11,600	3,038

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 518, 4.92%, 07/06/2048	MYR	1,800	473
Series 519, 3.76%, 05/22/2040	MYR	30	7
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	31,630	7,889
Series 217, 4.05%, 08/15/2024	MYR	3,090	768
Series 218, 4.37%, 10/31/2028	MYR	7,600	1,937
Series 219, 4.47%, 09/15/2039	MYR	2,000	490
Series 316, 4.07%, 09/30/2026	MYR	21,579	5,440
Series 417, 4.90%, 05/08/2047	MYR	521	134
Series 517, 4.76%, 08/04/2037	MYR	3,800	973
Series 519, 4.64%, 11/15/2049	MYR	2,995	728
Series 615, 4.79%, 10/31/2035	MYR	2,946	764
Series 617, 4.72%, 06/15/2033	MYR	3,000	787
Series 719, 3.15%, 05/15/2023	MYR	9,000	2,187
Metropolitano de Lisboa EPE, (Portugal), 7.30%, 12/23/2025	EUR	500	760
Mexican Bonos, (Mexico),
Series M, 7.75%, 05/29/2031	MXN	12,000	596
Series M 20, 7.50%, 06/03/2027	MXN	17,000	837
Series M 20, 8.50%, 05/31/2029	MXN	1,000	52
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	600	680
1.35%, 09/18/2027	EUR	1,575	1,877
1.63%, 04/08/2026	EUR	100	121
2.13%, 10/25/2051	EUR	600	575
3.00%, 03/06/2045	EUR	425	510
4.13%, 01/21/2026		280	313
4.60%, 02/10/2048		250	257
5.75%, 10/12/2110		20	23
6.75%, 02/06/2024	GBP	100	152
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.01%, 06/23/2027	EUR	500	585
Reg. S, 1.00%, 01/23/2051	EUR	100	115
Reg. S, 1.38%, 11/21/2033	EUR	300	388
Reg. S, 1.50%, 07/12/2038	EUR	100	130
Reg. S, 1.50%, 04/11/2044	EUR	100	130
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	157
2.55%, 10/09/2029	CAD	300	248
2.80%, 12/03/2023	CAD	1,000	825
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.05%, 01/28/2030	EUR	374	434
0.13%, 09/25/2023	EUR	400	469
Reg. S, 0.25%, 06/07/2024	EUR	683	806
Reg. S, 0.75%, 10/04/2041	EUR	100	119
Reg. S, 1.00%, 03/01/2028	EUR	300	372
Reg. S, 1.25%, 05/27/2036	EUR	140	180
Reg. S, 1.50%, 06/15/2039	EUR	160	216
5.20%, 03/31/2025	CAD	1,000	902
Netherlands Government Bond, (Netherlands),
Reg. S, 4.00%, 01/15/2037 (e)	EUR	846	1,555
Reg. S, 0.00%, 01/15/2024 (e)	EUR	771	907

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.00%, 01/15/2027 (e)	EUR	990	1,175
Reg. S, 0.00%, 07/15/2030 (e)	EUR	620	728
Reg. S, 0.00%, 01/15/2038 (e)	EUR	202	226
Reg. S, 0.00%, 01/15/2052 (e)	EUR	546	566
Reg. S, 0.25%, 07/15/2029 (e)	EUR	1,359	1,634
Reg. S, 0.50%, 01/15/2040 (e)	EUR	540	659
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,883	2,333
Reg. S, 0.75%, 07/15/2028 (e)	EUR	120	150
Reg. S, 1.75%, 07/15/2023 (e)	EUR	1,605	1,942
Reg. S, 2.00%, 07/15/2024 (e)	EUR	1,274	1,586
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,507	3,729
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,212	2,258
Reg. S, 3.75%, 01/15/2042 (e)	EUR	981	1,933
Reg. S, 5.50%, 01/15/2028 (e)	EUR	666	1,061
New South Wales Treasury Corp., (Australia),
Reg. S, 1.00%, 02/08/2024	AUD	500	367
Reg. S, 1.25%, 03/20/2025	AUD	3,000	2,221
Reg. S, 2.00%, 03/20/2031	AUD	1,900	1,401
Reg. S, 2.00%, 03/08/2033	AUD	3,500	2,528
2.25%, 05/07/2041	AUD	700	481
Reg. S, 3.00%, 03/20/2028	AUD	1,800	1,439
Reg. S, 3.00%, 02/20/2030	AUD	200	160
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	4,100	3,271
New Zealand Government Bond, (New Zealand),
Series 423, Reg. S, 5.50%, 04/15/2023	NZD	3,250	2,396
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	1,700	1,229
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	730	580
Series 429, 3.00%, 04/20/2029	NZD	280	209
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	1,980	1,554
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	2,050	1,480
Series 524, 0.50%, 05/15/2024	NZD	5,500	3,726
Series 526, 0.50%, 05/15/2026	NZD	523	344
Series 528, 0.25%, 05/15/2028	NZD	6,400	4,002
Series 531, 1.50%, 05/15/2031	NZD	2,700	1,782
Series 541, 1.75%, 05/15/2041	NZD	1,265	759
Series 551, 2.75%, 05/15/2051	NZD	633	432
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	1,570	952
3.50%, 04/14/2033	NZD	300	223
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	600	435
Reg. S, 2.75%, 04/21/2027	AUD	2,200	1,724
Norway Government Bond, (Norway),
Series 475, Reg. S, 2.00%, 05/24/2023 (e)	NOK	1,590	185
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	726
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	1,920	223
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	2,520	290
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	357
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	1,450	171
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	353
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	2,794	309

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	3,270	368
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	295
Reg. S, 0.45%, 05/13/2025	EUR	2,700	3,191
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,000	631
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	2,100	2,494
Reg. S, 0.90%, 05/20/2041	EUR	200	231
Panama Government International Bond, (Panama), 4.50%, 04/16/2050		200	217
Peruvian Government International Bond, (Peru),
Reg. S, 2.75%, 01/30/2026	EUR	425	544
2.78%, 01/23/2031		110	109
3.23%, 07/28/2121		25	20
3.55%, 03/10/2051		50	50
Reg. S, 6.90%, 08/12/2037	PEN	1,000	231
Philippine Government International Bond, (Philippines), 1.65%, 06/10/2031		200	190
9.50%, 02/02/2030		100	155
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	107	123
Reg. S, 0.48%, 10/18/2030 (e)	EUR	997	1,183
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,455	1,777
Reg. S, 0.90%, 10/12/2035 (e)	EUR	451	538
Reg. S, 1.00%, 04/12/2052 (e)	EUR	140	150
Reg. S, 1.95%, 06/15/2029 (e)	EUR	233	310
Reg. S, 2.13%, 10/17/2028 (e)	EUR	699	936
Reg. S, 2.20%, 10/17/2022 (e)	EUR	740	883
Reg. S, 2.88%, 10/15/2025 (e)	EUR	610	804
Reg. S, 2.88%, 07/21/2026 (e)	EUR	580	778
Reg. S, 3.88%, 02/15/2030 (e)	EUR	50	76
Reg. S, 4.10%, 04/15/2037 (e)	EUR	667	1,160
Reg. S, 4.10%, 02/15/2045 (e)	EUR	500	951
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	694
Reg. S, 5.65%, 02/15/2024 (e)	EUR	920	1,226
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	426	595
Province of Alberta Canada, (Canada),
Reg. S, 1.50%, 12/15/2022	GBP	400	546
2.20%, 06/01/2026	CAD	600	492
Province of British Columbia Canada, (Canada), 2.80%, 06/18/2048	CAD	400	322
7.25%, 09/01/2036		300	494
7.88%, 11/30/2023	CAD	120	108
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	420
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	176
Province of Ontario Canada, (Canada),
Reg. S, 0.25%, 12/15/2026	GBP	1,000	1,295
Reg. S, 0.50%, 12/15/2023	GBP	500	673
Reg. S, 0.63%, 04/17/2025	EUR	400	478
5.60%, 06/02/2035	CAD	300	326
Province of Quebec Canada, (Canada),
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,252
Reg. S, 2.38%, 01/22/2024	EUR	425	523
3.50%, 12/01/2045	CAD	200	180

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	344
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	1,700	1,223
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,100	758
Reg. S, 2.25%, 04/16/2040 (e)	AUD	1,100	766
Reg. S, 2.25%, 11/20/2041 (e)	AUD	450	309
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,000	1,633
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,500	1,250
Series 23, Reg. S, 4.25%, 07/21/2023 (e)	AUD	3,500	2,713
Series 24, Reg. S, 5.75%, 07/22/2024	AUD	1,100	913
Series 25, Reg. S, 4.75%, 07/21/2025 (e)	AUD	2,000	1,666
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	1,000	802
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	1,800	1,419
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	3,100	2,521
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	237
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	354
Reg. S, 0.40%, 12/19/2036	EUR	700	766
Reg. S, 0.88%, 05/25/2027	EUR	100	122
Reg. S, 1.75%, 05/25/2031	EUR	500	656
Region of Ile de France, (France),
Reg. S, 0.50%, 06/14/2025	EUR	200	239
Reg. S, 3.63%, 03/27/2024	EUR	100	127
Region Wallonne Belgium, (Belgium),
Reg. S, 0.05%, 06/22/2025	EUR	800	938
Reg. S, 0.25%, 05/03/2026	EUR	300	354
Reg. S, 0.38%, 10/22/2031	EUR	100	116
Reg. S, 0.50%, 06/22/2037	EUR	100	111
Reg. S, 1.05%, 06/22/2040	EUR	100	118
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 04/20/2023 (e)	EUR	850	995
Reg. S, 0.00%, 07/15/2023 (e)	EUR	700	822
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	330
Reg. S, 0.00%, 02/20/2030 (e)	EUR	347	404
Reg. S, 0.00%, 02/20/2031 (e)	EUR	627	724
Reg. S, 0.00%, 10/20/2040 (e)	EUR	150	158
Reg. S, 0.25%, 10/20/2036 (e)	EUR	327	371
Reg. S, 0.50%, 04/20/2027 (e)	EUR	600	730
Reg. S, 0.50%, 02/20/2029 (e)	EUR	739	898
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,230
Reg. S, 0.75%, 02/20/2028 (e)	EUR	440	544
Reg. S, 0.75%, 03/20/2051 (e)	EUR	452	538
Reg. S, 0.85%, 06/30/2120 (e)	EUR	200	205
Reg. S, 1.50%, 02/20/2047 (e)	EUR	377	532
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	281
Reg. S, 1.75%, 10/20/2023 (e)	EUR	595	724
Reg. S, 2.10%, 09/20/2117 (e)	EUR	376	696
Reg. S, 2.40%, 05/23/2034 (e)	EUR	752	1,111
Reg. S, 3.15%, 06/20/2044 (e)	EUR	425	777
Reg. S, 3.80%, 01/26/2062 (e)	EUR	160	382
Reg. S, 4.15%, 03/15/2037 (e)	EUR	615	1,130

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.85%, 03/15/2026 (e)	EUR	911	1,314
Reg. S, 6.25%, 07/15/2027	EUR	133	214
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,821
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,969
2.88%, 10/17/2029		200	207
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,461
Reg. S, 5.13%, 07/31/2024	EUR	520	689
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,789
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	429
Series 428, 2.75%, 04/25/2028	PLN	500	134
Series 429, 5.75%, 04/25/2029	PLN	530	170
Series 447, 4.00%, 04/25/2047	PLN	373	120
Series 726, 2.50%, 07/25/2026	PLN	1,890	500
Series 727, 2.50%, 07/25/2027	PLN	6,920	1,828
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,553
Series 1026, 0.25%, 10/25/2026	PLN	1,390	328
Series 1029, 2.75%, 10/25/2029	PLN	3,773	1,005
Series 1030, 1.25%, 10/25/2030	PLN	1,213	285
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	495
Reg. S, 0.00%, 02/10/2025	EUR	60	70
Reg. S, 0.88%, 05/10/2027	EUR	1,000	1,223
Reg. S, 1.13%, 08/07/2026	EUR	925	1,140
Reg. S, 2.00%, 03/08/2049	EUR	53	76
Romania Government Bond, (Romania),
Series 3Y, 4.00%, 10/25/2023	RON	4,550	1,085
Series 5Y, 3.25%, 06/24/2026	RON	2,215	511
Series 5Y, 3.65%, 07/28/2025	RON	2,600	611
Series 5Y, 4.25%, 04/28/2036	RON	555	124
Series 10YR, 4.15%, 10/24/2030	RON	1,855	433
Romanian Government International Bond, (Romania),
Reg. S, 1.75%, 07/13/2030	EUR	500	566
Reg. S, 2.00%, 04/14/2033	EUR	800	883
Reg. S, 2.75%, 02/26/2026	EUR	15	19
Reg. S, 2.88%, 10/28/2024	EUR	775	969
Reg. S, 3.38%, 02/08/2038	EUR	225	270
Reg. S, 3.38%, 01/28/2050	EUR	665	757
Reg. S, 3.62%, 05/26/2030	EUR	975	1,271
Russian Federal Bond - OFZ, (Russia),
Series 6207, 8.15%, 02/03/2027	RUB	32,780	470
Series 6212, 7.05%, 01/19/2028	RUB	53,210	727
Series 6220, 7.40%, 12/07/2022	RUB	20,430	282
Series 6221, 7.70%, 03/23/2033	RUB	27,810	395
Series 6222, 7.10%, 10/16/2024	RUB	69,940	961
Series 6223, 6.50%, 02/28/2024	RUB	70,390	954
Series 6225, 7.25%, 05/10/2034	RUB	34,675	472
Series 6226, 7.95%, 10/07/2026	RUB	50,622	719
Series 6228, 7.65%, 04/10/2030	RUB	94,968	1,345
Series 6233, 6.10%, 07/18/2035	RUB	17,890	219

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 6235, 5.90%, 03/12/2031	RUB	21,328	267
Russian Foreign Bond - Eurobond, (Russia), Reg. S, 2.88%, 12/04/2025	EUR	300	381
Saitama Prefecture, (Japan), Series 7, 2.29%, 06/22/2029	JPY	500,000	5,249
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	100	119
Reg. S, 2.00%, 07/09/2039	EUR	300	363
SFIL SA, (France),
Reg. S, 0.00%, 05/24/2024	EUR	200	234
Reg. S, 0.13%, 10/18/2024	EUR	500	588
Reg. S, 0.75%, 02/06/2026	EUR	500	604
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	1,608	1,187
1.75%, 02/01/2023	SGD	1,972	1,478
1.88%, 03/01/2050	SGD	2,293	1,647
2.00%, 02/01/2024	SGD	7,700	5,855
2.13%, 06/01/2026	SGD	3,044	2,362
2.25%, 08/01/2036	SGD	1,100	848
2.38%, 07/01/2039	SGD	1,320	1,037
2.63%, 05/01/2028	SGD	1,926	1,537
2.75%, 04/01/2042	SGD	783	650
2.75%, 03/01/2046	SGD	1,658	1,391
2.88%, 09/01/2030	SGD	1,215	994
3.38%, 09/01/2033	SGD	1,650	1,421
3.50%, 03/01/2027	SGD	1,800	1,490
Slovakia Government Bond, (Slovakia),
Series 225, Reg. S, 3.00%, 02/28/2023	EUR	370	451
Series 231, 0.63%, 05/22/2026	EUR	860	1,046
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	180	263
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	240	301
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	21	35
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	868	1,094
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	193
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	115	132
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	680
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	157
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	278
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	181
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	112	154
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	316	371
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	234
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	40	39
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	245
Reg. S, 1.13%, 05/19/2027	EUR	400	495
Reg. S, 1.50%, 05/29/2037	EUR	300	387
Reg. S, 2.00%, 11/12/2026	CHF	300	359
Reg. S, 2.00%, 02/05/2048	EUR	100	137
Reg. S, 5.00%, 10/10/2033	EUR	200	353
Reg. S, 5.00%, 03/11/2052	GBP	145	326
Reg. S, 5.25%, 12/07/2028	GBP	300	516

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.70%, 10/15/2060	EUR	300	295
Reg. S, 1.13%, 10/22/2028	EUR	700	876
Reg. S, 1.13%, 05/25/2034	EUR	300	373
Reg. S, 1.70%, 05/25/2050	EUR	300	403
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	300	358
Reg. S, 1.00%, 05/25/2040	EUR	100	115
Reg. S, 1.00%, 01/19/2061	EUR	100	98
Reg. S, 1.50%, 02/02/2029	EUR	100	126
Reg. S, 4.63%, 02/02/2024	EUR	300	388
Reg. S, 5.38%, 03/18/2027	GBP	400	654
South Australian Government Financing Authority, (Australia),
Reg. S, 2.00%, 05/23/2036	AUD	479	330
2.75%, 05/24/2030	AUD	2,000	1,573
Series 23, 4.25%, 11/20/2023	AUD	350	274
Series 24, Reg. S, 2.25%, 08/15/2024	AUD	400	304
Series 26, Reg. S, 3.00%, 07/20/2026	AUD	1,600	1,267
Spain Government Bond, (Spain),
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,170	2,724
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	4,504
0.00%, 04/30/2023	EUR	2,390	2,794
Reg. S, 0.00%, 05/31/2024	EUR	509	597
0.00%, 01/31/2025	EUR	1,479	1,738
Reg. S, 0.00%, 01/31/2028 (e)	EUR	618	716
Reg. S, 0.10%, 04/30/2031 (e)	EUR	383	432
0.35%, 07/30/2023	EUR	1,880	2,214
0.45%, 10/31/2022	EUR	766	897
Reg. S, 0.50%, 04/30/2030 (e)	EUR	1,128	1,335
Reg. S, 0.60%, 10/31/2029 (e)	EUR	680	814
Reg. S, 0.80%, 07/30/2027 (e)	EUR	2,071	2,524
Reg. S, 0.85%, 07/30/2037 (e)	EUR	193	222
Reg. S, 1.00%, 07/30/2042 (e)	EUR	382	436
Reg. S, 1.00%, 10/31/2050 (e)	EUR	1,343	1,428
Reg. S, 1.20%, 10/31/2040 (e)	EUR	1,060	1,261
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,121	1,400
Reg. S, 1.40%, 04/30/2028 (e)	EUR	666	843
Reg. S, 1.40%, 07/30/2028 (e)	EUR	871	1,104
Reg. S, 1.45%, 10/31/2027 (e)	EUR	1,840	2,330
Reg. S, 1.45%, 04/30/2029 (e)	EUR	3,020	3,853
Reg. S, 1.45%, 10/31/2071 (e)	EUR	230	237
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,585	2,007
Reg. S, 1.60%, 04/30/2025 (e)	EUR	1,005	1,249
Reg. S, 1.85%, 07/30/2035 (e)	EUR	1,813	2,407
Reg. S, 1.95%, 04/30/2026 (e)	EUR	568	725
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,781
Reg. S, 2.35%, 07/30/2033 (e)	EUR	1,398	1,948
Reg. S, 2.75%, 10/31/2024 (e)	EUR	1,693	2,157
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,107	1,755
Reg. S, 3.45%, 07/30/2066 (e)	EUR	860	1,528
Reg. S, 3.80%, 04/30/2024 (e)	EUR	940	1,210

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.20%, 01/31/2037 (e)	EUR	946	1,640
Reg. S, 4.40%, 10/31/2023 (e)	EUR	770	984
Reg. S, 4.65%, 07/30/2025 (e)	EUR	2,226	3,081
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,064	2,052
Reg. S, 4.80%, 01/31/2024 (e)	EUR	818	1,066
Reg. S, 4.90%, 07/30/2040 (e)	EUR	1,055	2,062
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,623	2,560
Reg. S, 5.15%, 10/31/2044 (e)	EUR	850	1,795
5.75%, 07/30/2032	EUR	2,006	3,625
Reg. S, 5.90%, 07/30/2026 (e)	EUR	16	24
6.00%, 01/31/2029	EUR	1,430	2,378
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	313	370
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	1,054	1,624
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	70	72
Reg. S, 1.45%, 11/26/2038	EUR	180	241
State of Bremen, (Germany),
Series 191, Reg. S, 1.88%, 03/18/2024	EUR	580	710
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	51
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	33
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	34
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	158
State of Hesse, (Germany),
Reg. S, 0.88%, 12/10/2024	EUR	600	723
Reg. S, 1.38%, 06/10/2024	EUR	490	596
Series 1701, Reg. S, 0.13%, 01/25/2024	EUR	492	578
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	280
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 01/10/2031	EUR	479	551
Reg. S, 0.05%, 03/09/2035	EUR	277	307
Reg. S, 0.25%, 02/06/2024	EUR	325	383
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	395
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	187
Reg. S, 0.20%, 04/09/2030	EUR	294	345
Reg. S, 0.20%, 01/27/2051	EUR	80	82
Reg. S, 0.38%, 02/16/2023	EUR	400	469
Reg. S, 0.38%, 09/02/2050	EUR	210	227
Reg. S, 0.50%, 11/25/2039	EUR	110	127
Reg. S, 0.75%, 08/16/2041	EUR	360	431
Reg. S, 0.80%, 07/30/2049	EUR	100	122
Reg. S, 0.95%, 03/13/2028	EUR	144	179
Reg. S, 0.95%, 01/10/2121	EUR	156	157
Reg. S, 1.38%, 01/15/2120	EUR	140	174
Reg. S, 1.45%, 02/16/2043	EUR	100	136
Reg. S, 1.65%, 02/22/2038	EUR	110	150
Reg. S, 1.65%, 05/16/2047	EUR	80	115
Reg. S, 1.75%, 10/26/2057	EUR	172	263
Reg. S, 1.75%, 07/11/2068	EUR	70	106
Reg. S, 1.88%, 03/15/2024	EUR	630	772
Reg. S, 1.95%, 09/26/2078	EUR	30	49

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.15%, 03/21/2119	EUR	226	389
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	274	300
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	110	139
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	503
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	360	432
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.38%, 01/26/2027	EUR	220	263
Reg. S, 0.75%, 01/19/2026	EUR	725	878
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	72
State of Saxony-Anhalt, (Germany), Reg. S, 1.88%, 04/10/2024	EUR	300	368
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.13%, 06/12/2029	EUR	160	188
Reg. S, 0.50%, 03/22/2029	EUR	140	169
Reg. S, 0.63%, 08/31/2028	EUR	140	170
State of the Grand-Duchy of Luxembourg, (Luxembourg), Reg. S, 0.00%, 03/24/2031	EUR	103	119
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	345
Svensk Exportkredit AB, (Sweden), Zero Coupon, 05/11/2037		224	149
Sweden Government Bond, (Sweden),
Series 1053, 3.50%, 03/30/2039	SEK	2,210	369
Series 1056, Reg. S, 2.25%, 06/01/2032 (e)	SEK	1,925	261
Series 1057, Reg. S, 1.50%, 11/13/2023 (e)	SEK	7,010	831
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	4,770	571
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	6,075	720
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	2,490	295
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,535	615
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	640	67
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	67
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 04/24/2023	EUR	700	819
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	240	263
Reg. S, 0.00%, 06/26/2034	CHF	520	561
Reg. S, 0.00%, 07/24/2039	CHF	229	245
Reg. S, 0.50%, 05/27/2030	CHF	330	377
Reg. S, 0.50%, 06/28/2045	CHF	110	131
Reg. S, 0.50%, 05/24/2055	CHF	32	40
Reg. S, 0.50%, 05/30/2058	CHF	160	204
Reg. S, 1.25%, 06/11/2024	CHF	410	463
Reg. S, 1.25%, 06/27/2037	CHF	300	384
Reg. S, 1.50%, 07/24/2025	CHF	190	220
Reg. S, 1.50%, 04/30/2042	CHF	140	196
Reg. S, 2.00%, 06/25/2064	CHF	111	222
Reg. S, 2.25%, 06/22/2031	CHF	52	69
Reg. S, 3.25%, 06/27/2027	CHF	510	664
Reg. S, 4.00%, 04/08/2028	CHF	273	378
Reg. S, 4.00%, 01/06/2049	CHF	130	289
Tasmanian Public Finance Corp., (Australia), Reg. S, 2.25%, 01/22/2032	AUD	650	481
Thailand Government Bond, (Thailand), 1.45%, 12/17/2024	THB	108,000	3,261
1.60%, 12/17/2029	THB	54,000	1,581
1.88%, 06/17/2049	THB	64,000	1,589
2.00%, 12/17/2031	THB	48,253	1,436
2.00%, 06/17/2042	THB	19,000	507

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.13%, 12/17/2026	THB	41,991	1,306
2.40%, 12/17/2023	THB	220,000	6,760
2.88%, 12/17/2028	THB	124,165	4,004
2.88%, 06/17/2046	THB	15,000	461
3.30%, 06/17/2038	THB	202,300	6,637
3.40%, 06/17/2036	THB	25,000	831
3.60%, 06/17/2067	THB	53,000	1,784
3.65%, 06/20/2031	THB	110,000	3,763
Tokyo Metropolitan Government, (Japan),
Reg. S, 0.75%, 07/16/2025		1,000	989
Series 716, 0.77%, 12/20/2022	JPY	100,000	907
Series 726, 0.73%, 12/20/2023	JPY	1,800,000	16,432
Series 727, 0.72%, 12/20/2023	JPY	1,200,000	10,953
Series 747, 0.48%, 09/19/2025	JPY	200,000	1,829
Treasury Corp. of Victoria, (Australia),
0.50%, 11/20/2025	AUD	2,500	1,788
1.00%, 11/20/2023	AUD	3,650	2,681
1.25%, 11/19/2027	AUD	1,600	1,158
Reg. S, 1.50%, 09/10/2031	AUD	2,400	1,679
Reg. S, 2.00%, 09/17/2035	AUD	1,100	765
Reg. S, 2.25%, 11/20/2034	AUD	3,800	2,769
2.25%, 11/20/2041	AUD	878	597
Reg. S, 3.00%, 10/20/2028	AUD	1,200	961
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	233
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	115
Reg. S, 0.00%, 11/19/2030	EUR	200	228
Reg. S, 0.10%, 11/25/2026	EUR	600	707
Reg. S, 0.25%, 11/25/2029	EUR	1,000	1,177
Reg. S, 0.25%, 07/16/2035	EUR	300	338
Reg. S, 0.63%, 03/03/2026	EUR	100	120
Reg. S, 0.88%, 10/25/2022	EUR	1,100	1,294
Reg. S, 1.25%, 10/21/2027	EUR	200	252
Reg. S, 1.25%, 05/25/2033	EUR	100	128
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2023	GBP	2,044	2,749
Reg. S, 0.13%, 01/31/2024	GBP	1,180	1,579
Reg. S, 0.13%, 01/30/2026	GBP	1,079	1,426
Reg. S, 0.13%, 01/31/2028	GBP	651	843
Reg. S, 0.25%, 07/31/2031	GBP	1,668	2,082
Reg. S, 0.38%, 10/22/2026	GBP	1,097	1,458
Reg. S, 0.38%, 10/22/2030	GBP	2,271	2,903
Reg. S, 0.50%, 10/22/2061	GBP	1,042	1,060
Reg. S, 0.63%, 06/07/2025	GBP	3,048	4,128
Reg. S, 0.63%, 07/31/2035	GBP	1,080	1,338
Reg. S, 0.63%, 10/22/2050	GBP	1,816	2,002
Reg. S, 0.75%, 07/22/2023	GBP	1,218	1,655
Reg. S, 0.88%, 10/22/2029	GBP	2,580	3,477
Reg. S, 0.88%, 01/31/2046	GBP	578	692
Reg. S, 1.00%, 04/22/2024	GBP	1,510	2,065
Reg. S, 1.25%, 07/22/2027	GBP	2,124	2,956

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.25%, 10/22/2041	GBP	1,115	1,469
Reg. S, 1.25%, 07/31/2051	GBP	910	1,180
Reg. S, 1.50%, 07/22/2026	GBP	2,600	3,657
Reg. S, 1.50%, 07/22/2047	GBP	1,483	2,041
Reg. S, 1.63%, 10/22/2028	GBP	1,285	1,834
Reg. S, 1.63%, 10/22/2054	GBP	1,030	1,479
Reg. S, 1.63%, 10/22/2071	GBP	1,062	1,664
Reg. S, 1.75%, 09/07/2037	GBP	1,759	2,522
Reg. S, 1.75%, 01/22/2049	GBP	1,486	2,164
Reg. S, 1.75%, 07/22/2057	GBP	1,190	1,793
Reg. S, 2.00%, 09/07/2025	GBP	2,463	3,512
Reg. S, 2.25%, 09/07/2023	GBP	2,190	3,061
Reg. S, 2.50%, 07/22/2065	GBP	977	1,858
Reg. S, 2.75%, 09/07/2024	GBP	1,260	1,812
Reg. S, 3.25%, 01/22/2044	GBP	2,450	4,474
Reg. S, 3.50%, 01/22/2045	GBP	2,494	4,767
Reg. S, 3.50%, 07/22/2068	GBP	1,076	2,601
Reg. S, 3.75%, 07/22/2052	GBP	1,102	2,368
Reg. S, 4.00%, 01/22/2060	GBP	1,264	3,089
Reg. S, 4.25%, 12/07/2027	GBP	1,620	2,651
Reg. S, 4.25%, 06/07/2032	GBP	1,800	3,204
Reg. S, 4.25%, 03/07/2036	GBP	1,449	2,732
Reg. S, 4.25%, 09/07/2039	GBP	1,611	3,188
Reg. S, 4.25%, 12/07/2040	GBP	2,165	4,349
Reg. S, 4.25%, 12/07/2046	GBP	3,395	7,337
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,258	2,829
Reg. S, 4.25%, 12/07/2055	GBP	1,274	3,079
Reg. S, 4.50%, 09/07/2034	GBP	1,730	3,260
Reg. S, 4.50%, 12/07/2042	GBP	1,279	2,717
Reg. S, 4.75%, 12/07/2030	GBP	3,036	5,456
Reg. S, 4.75%, 12/07/2038	GBP	1,679	3,472
Reg. S, 5.00%, 03/07/2025	GBP	1,828	2,841
Reg. S, 6.00%, 12/07/2028	GBP	1,115	2,049
United States International Development Finance Corp., 3.37%, 10/05/2034		93	106
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		50	63
5.10%, 06/18/2050		100	127
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	127
Reg. S, 1.75%, 05/25/2031	EUR	200	262
3.88%, 12/29/2025	EUR	500	676
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	692	493
Reg. S, 1.75%, 10/22/2031	AUD	800	575
Series 24, Reg. S, 2.50%, 07/23/2024	AUD	2,800	2,141
Series 25, Reg. S, 5.00%, 07/23/2025	AUD	2,000	1,680
Series 26, Reg. S, 3.00%, 10/21/2026	AUD	400	318
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,400	1,139

Total Foreign Government Securities (Cost $3,865,276)			3,765,204

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 21.4%
FHLMC Gold Pool,
3.00%, 10/01/2046	280	288
3.50%, 12/01/2044	430	450
3.50%, 06/01/2045	857	898
3.50%, 05/01/2046	236	247
3.50%, 10/01/2046	272	284
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029	8,815	9,303
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	25	27
3.00%, 12/01/2046	40	42
4.00%, 08/01/2040	400	439
4.00%, 10/01/2040	3,219	3,561
4.00%, 11/01/2040	790	875
4.00%, 11/01/2047	2,821	3,045
4.00%, 01/01/2048	60	65
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.61%, 01/01/2050 (aa)	94	97
FHLMC Pool,
3.50%, 02/01/2043	104	112
3.50%, 02/01/2044	121	130
6.00%, 08/01/2035	58	62
FHLMC Pool, 10 years, 3.00%, 09/01/2029	1,608	1,690
FHLMC Pool, Single Family, 15 years,
2.00%, 02/01/2036	6,606	6,828
1.50%, 12/01/2035	480	485
2.00%, 12/01/2035	989	1,019
2.00%, 03/01/2036	535	554
2.00%, 08/01/2036	1,471	1,524
2.50%, 07/01/2032	3,348	3,517
2.50%, 10/01/2035	10,821	11,347
2.50%, 07/01/2036	1,816	1,892
3.00%, 10/01/2028	2,176	2,293
3.00%, 04/01/2029	90	96
3.00%, 05/01/2030	8	9
3.00%, 11/01/2030	174	184
3.00%, 11/01/2031	68	72
3.00%, 11/01/2032	175	185
3.00%, 01/01/2033	82	87
3.50%, 02/01/2034	1,122	1,200
3.50%, 12/01/2035	179	191
3.50%, 02/01/2036	821	876
FHLMC Pool, Single Family, 20 years,
3.50%, 06/01/2039	438	465
3.50%, 07/01/2039	260	275
3.50%, 08/01/2039	921	975
3.50%, 09/01/2039	554	589
FHLMC Pool, Single Family, 30 years,
2.00%, 03/01/2051	3,457	3,473
2.50%, 11/01/2050 (hh)	35,314	36,635
2.00%, 10/01/2050	3,863	3,879
2.00%, 02/01/2051	4,739	4,752
2.00%, 05/01/2051	13,276	13,315

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 06/01/2051	1,556	1,562
2.00%, 10/01/2051	1,497	1,510
3.00%, 07/01/2050	2,381	2,518
3.00%, 08/01/2050	5,300	5,625
1.50%, 02/01/2051	32	32
1.50%, 04/01/2051	56	55
2.00%, 07/01/2051	1,583	1,596
2.50%, 07/01/2050	2,883	2,989
2.50%, 12/01/2050	986	1,022
2.50%, 08/01/2051	16,938	17,579
2.50%, 09/01/2051	436	449
3.00%, 11/01/2049	2,634	2,774
3.00%, 05/01/2050	4,767	5,112
3.00%, 06/01/2051	3,940	4,222
3.00%, 07/01/2051	6,886	7,401
3.50%, 11/01/2047	489	519
3.50%, 02/01/2048	2,753	2,923
3.50%, 03/01/2048	415	453
3.50%, 05/01/2048	5,627	6,019
3.50%, 01/01/2049	92	99
3.50%, 02/01/2049	747	808
3.50%, 09/01/2049	1,570	1,690
3.50%, 10/01/2049	771	834
3.50%, 04/01/2050	4,265	4,620
3.50%, 05/01/2050	343	363
3.50%, 06/01/2050	934	987
4.00%, 10/01/2048	4,399	4,753
4.00%, 04/01/2049	4,132	4,452
4.00%, 09/01/2049	2,159	2,367
4.00%, 05/01/2050	1,675	1,795
4.00%, 08/01/2050	2,239	2,400
4.00%, 09/01/2050	13,423	14,642
4.00%, 12/01/2050	373	399
4.50%, 05/01/2048	7,496	8,129
4.50%, 08/01/2048	38	41
4.50%, 06/01/2049	13	14
4.50%, 08/01/2049	2,109	2,347
4.50%, 09/01/2049	752	813
4.50%, 10/01/2050	5,819	6,343
5.00%, 12/01/2049	611	686
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 10/01/2036 (w)	16,375	16,531
TBA, 1.50%, 11/01/2036 (w)	42,550	42,904
TBA, 2.00%, 10/01/2036 (w)	50,257	51,741
TBA, 2.00%, 11/01/2036 (w)	17,700	18,199
TBA, 2.50%, 11/01/2036 (w)	24,200	25,194
TBA, 3.00%, 10/01/2036 (w)	3,675	3,864
TBA, 3.50%, 10/01/2036 (w)	7,500	8,000
TBA, 3.50%, 11/01/2036 (w)	750	800
TBA, 4.00%, 10/01/2036 (w)	7,250	7,684

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 10/01/2051 (w)	15,825	15,365
TBA, 1.50%, 11/01/2051 (w)	3,800	3,684
TBA, 2.00%, 10/01/2051 (w)	35,696	35,769
TBA, 2.00%, 11/01/2051 (w)	22,700	22,705
TBA, 2.00%, 12/01/2051 (w)	49,900	49,832
TBA, 2.50%, 10/01/2051 (w)	67,593	69,652
TBA, 2.50%, 11/01/2051 (w)	4,100	4,217
TBA, 2.50%, 12/01/2051 (w)	85,300	87,526
TBA, 3.00%, 10/01/2051 (w)	46,635	48,777
TBA, 3.00%, 11/01/2051 (w)	1,575	1,646
TBA, 3.00%, 12/01/2051 (w)	56,500	58,949
TBA, 3.50%, 10/01/2051 (w)	15,141	16,020
TBA, 4.00%, 10/01/2051 (w)	3,625	3,884
TBA, 4.00%, 11/01/2051 (w)	23,400	25,097
TBA, 4.50%, 10/01/2051 (w)	5,650	6,110
TBA, 5.00%, 10/01/2051 (w)	150	165
FNMA Pool,
3.50%, 02/01/2045	372	401
3.00%, 05/01/2045	485	501
3.00%, 03/01/2060	25,712	27,779
3.50%, 08/01/2032	98	105
3.50%, 12/01/2042	211	227
3.50%, 04/01/2043	314	339
3.50%, 11/01/2043	152	164
3.50%, 09/01/2048	150	156
3.50%, 07/01/2049	452	473
4.00%, 04/01/2041	182	199
4.00%, 08/01/2046	153	170
5.39%, 07/01/2024	607	648
FNMA Pool, 10 years,
2.00%, 11/01/2027	720	741
3.00%, 09/01/2023	89	93
3.00%, 03/01/2024	407	427
3.00%, 04/01/2025	110	116
3.00%, 05/01/2025	239	251
3.00%, 09/01/2025	799	840
3.00%, 12/01/2025	363	382
3.00%, 03/01/2026	243	256
3.00%, 04/01/2026	417	438
3.00%, 11/01/2026	106	112
3.00%, 12/01/2026	29	31
3.00%, 04/01/2027	261	274
3.00%, 06/01/2027	20	21
3.00%, 10/01/2027	178	187
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	1,188	1,226
FNMA Pool, Single Family, 15 years,
2.00%, 12/01/2035	3,361	3,467
2.00%, 02/01/2036	8,234	8,505
2.00%, 03/01/2036	627	646
2.00%, 09/01/2028	186	192

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 02/01/2028	423	446
3.00%, 09/01/2030	1,027	1,087
3.50%, 06/01/2035	430	461
2.00%, 02/01/2028	22	23
2.00%, 11/01/2028	171	177
2.00%, 07/01/2032	14	14
2.00%, 08/01/2036	1,453	1,505
2.50%, 08/01/2035	343	357
2.50%, 03/01/2036	2,848	3,013
2.50%, 07/01/2036	1,133	1,194
3.00%, 04/01/2027	951	1,003
3.00%, 11/01/2027	69	73
3.00%, 10/01/2029	102	108
3.00%, 05/01/2030	41	43
3.00%, 07/01/2030	35	37
3.00%, 12/01/2030	47	50
3.00%, 04/01/2031	167	176
3.00%, 12/01/2031	395	418
3.00%, 07/01/2032	158	167
3.00%, 01/01/2033	105	111
3.00%, 07/01/2033	178	188
3.00%, 02/01/2034	2,127	2,241
3.50%, 03/01/2035	2,166	2,327
3.50%, 04/01/2035	1,575	1,681
3.50%, 05/01/2035	48	51
FNMA Pool, Single Family, 20 years,
3.50%, 03/01/2037	639	696
3.50%, 08/01/2038	168	177
3.50%, 04/01/2039	23	24
3.50%, 08/01/2039	273	289
4.50%, 06/01/2039	42	45
FNMA Pool, Single Family, 30 years,
2.50%, 07/01/2051	2,033	2,104
2.00%, 04/01/2051	4,379	4,406
2.00%, 06/01/2051	6,845	6,887
3.00%, 07/01/2050	15,372	16,300
3.50%, 05/01/2050	10,462	11,134
3.50%, 07/01/2050	15,473	16,520
2.00%, 09/01/2050	1,505	1,510
2.00%, 02/01/2051	1,609	1,615
2.00%, 07/01/2051	3,550	3,560
2.00%, 10/01/2051	20,224	20,292
2.50%, 10/01/2050	3,003	3,124
2.50%, 12/01/2050	15,728	16,384
2.50%, 03/01/2051	6,630	6,856
3.00%, 01/01/2050	4,470	4,707
3.50%, 02/01/2048	3,292	3,503
3.50%, 06/01/2049	4,288	4,552
4.00%, 12/01/2048	430	461
1.50%, 06/01/2051	2,330	2,264
2.00%, 07/01/2050	1,792	1,797

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 12/01/2050	9,609	9,636
2.00%, 01/01/2051	4,775	4,788
2.00%, 03/01/2051	2,402	2,417
2.50%, 08/01/2046	6,971	7,219
2.50%, 08/01/2050	23	24
2.50%, 05/01/2051	10,420	10,747
2.50%, 06/01/2051	9,434	9,731
2.50%, 08/01/2051	2,741	2,849
3.00%, 08/01/2046	1,675	1,765
3.00%, 04/01/2048	8,125	8,665
3.00%, 03/01/2050	2,117	2,251
3.00%, 08/01/2050	4,209	4,490
3.00%, 12/01/2050	5,099	5,474
3.00%, 01/01/2051	2,051	2,185
3.00%, 05/01/2051	13,667	14,564
3.00%, 06/01/2051	9,657	10,146
3.00%, 07/01/2051	1,980	2,093
3.00%, 08/01/2051	1,514	1,631
3.50%, 12/01/2045	2,950	3,158
3.50%, 07/01/2046	5,640	6,117
3.50%, 07/01/2047	668	712
3.50%, 09/01/2047	97	103
3.50%, 10/01/2047	1,952	2,077
3.50%, 03/01/2048	270	293
3.50%, 04/01/2050	258	274
3.50%, 01/01/2051	95,676	101,223
3.50%, 04/01/2051	425	450
4.00%, 04/01/2039	1,952	2,158
4.00%, 03/01/2042	789	881
4.00%, 04/01/2043	323	355
4.00%, 02/01/2045	346	381
4.00%, 09/01/2046	198	219
4.00%, 09/01/2047	62	67
4.00%, 10/01/2047	799	862
4.00%, 03/01/2048	123	133
4.00%, 04/01/2048	711	766
4.00%, 06/01/2048	53	56
4.00%, 08/01/2048	202	216
4.00%, 10/01/2048	390	418
4.00%, 03/01/2049	1,892	2,026
4.00%, 06/01/2049	1,787	1,949
4.00%, 07/01/2049	39	42
4.00%, 10/01/2049	45	48
4.00%, 11/01/2049	331	363
4.00%, 05/01/2050	1,619	1,736
4.00%, 06/01/2050	3,573	3,829
4.50%, 01/01/2048	39	43
4.50%, 08/01/2048	29	31
4.50%, 09/01/2048	940	1,021
4.50%, 02/01/2049	8,373	9,062
4.50%, 05/01/2049	948	1,022

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 08/01/2049	26	28
4.50%, 09/01/2049	756	818
4.50%, 11/01/2049	567	613
4.50%, 10/01/2050	626	678
5.00%, 09/01/2049	1,830	2,044
GNMA I Pool, Single Family, 30 years, 3.00%, 03/15/2050	30	31
GNMA II Pool,
ARM, (ICE LIBOR USD 1 Month + 2.21%), 2.30%, 02/20/2071 (aa)	4,633	5,024
2.50%, 12/20/2049	425	434
3.00%, 01/20/2047	190	196
3.00%, 08/20/2050	1,042	1,065
3.50%, 06/20/2048	106	109
3.50%, 07/20/2048	84	87
3.50%, 08/20/2049	197	202
3.50%, 11/20/2049	327	339
3.50%, 07/20/2050	339	351
4.00%, 11/20/2041	33	35
4.00%, 10/20/2050	834	869
4.50%, 08/20/2040	32	34
4.50%, 10/20/2040	51	55
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	4,510	4,646
GNMA II Pool, Single Family, 30 years,
4.50%, 05/20/2048	12,647	13,704
4.50%, 09/20/2048	950	1,000
4.50%, 11/20/2048	1,182	1,299
2.00%, 04/20/2051	6,426	6,520
2.50%, 01/20/2051	464	478
2.50%, 02/20/2051	3,455	3,565
2.50%, 05/20/2051	8,516	8,783
2.50%, 07/20/2051	6,344	6,544
2.50%, 08/20/2051	1,893	1,953
3.00%, 03/20/2045	150	158
3.00%, 09/20/2046	3,358	3,534
3.00%, 04/20/2049	51	54
3.00%, 07/20/2050	6,253	6,538
3.00%, 08/20/2050	9,886	10,337
3.00%, 01/20/2051	2,987	3,124
3.50%, 09/20/2045	4,089	4,358
3.50%, 09/20/2047	5,710	6,053
3.50%, 08/20/2048	292	308
3.50%, 11/20/2048	342	360
3.50%, 12/20/2048	9	10
3.50%, 07/20/2049	1,761	1,853
3.50%, 01/20/2050	1,175	1,234
3.50%, 04/20/2050	216	227
3.50%, 05/20/2051	2,159	2,275
4.00%, 07/20/2048	1,767	1,887
4.00%, 09/20/2048	2,944	3,140
4.00%, 11/20/2048	52	55
4.00%, 05/20/2049	998	1,064
4.00%, 12/20/2050	4,435	4,713

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.50%, 03/20/2047	583	637
4.50%, 06/20/2047	1,201	1,308
4.50%, 07/20/2047	2,656	2,877
4.50%, 10/20/2047	460	506
4.50%, 11/20/2047	1,517	1,646
4.50%, 01/20/2049	3,545	3,796
4.50%, 05/20/2049	755	783
4.50%, 10/20/2049	1,315	1,404
5.00%, 12/20/2048	356	389
5.00%, 06/20/2049	732	790
GNMA, Single Family, 30 years,
TBA, 1.50%, 10/15/2051 (w)	400	393
TBA, 2.00%, 10/01/2051 (w)	37,675	38,193
TBA, 2.00%, 12/01/2051 (w)	6,000	6,058
TBA, 2.50%, 10/01/2051 (w)	13,606	14,038
TBA, 2.50%, 11/01/2051 (w)	46,000	47,376
TBA, 2.50%, 12/01/2051 (w)	200	206
TBA, 3.00%, 10/01/2051 (w)	4,150	4,334
TBA, 3.00%, 12/01/2052 (w)	32,700	34,032
TBA, 3.50%, 10/01/2051 (w)	1,055	1,109
TBA, 3.50%, 11/01/2051 (w)	7,100	7,466
TBA, 3.50%, 12/01/2051 (w)	5,000	5,257
TBA, 4.00%, 10/01/2051 (w)	33,975	36,044
TBA, 4.00%, 11/01/2051 (w)	13,600	14,437
TBA, 4.50%, 10/01/2051 (w)	3,600	3,838
TBA, 5.00%, 10/01/2051 (w)	675	727

Total Mortgage-Backed Securities (Cost $1,649,282)		1,644,310

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	150	195

California — 0.0% (g)
Bay Area Toll Authority, San Francisco Bay Area, Rev., 2.57%, 04/01/2031	100	105
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	15
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	66
Los Angeles Department of Water & Power System Revenue, Build America Bonds, Rev., 6.60%, 07/01/2050	30	51
Los Angeles Unified School District, Build America Bonds, GO, 5.75%, 07/01/2034	25	33
State of California, Build America Bonds,
GO, 7.50%, 04/01/2034	50	77
GO, 7.55%, 04/01/2039	50	84
GO, 7.60%, 11/01/2040	50	86
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	49
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	28
Series BJ, Rev., 3.07%, 05/15/2051	5	5

		599

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	1,276

Florida — 0.0% (g)
State Board of Administration Finance Corp., Rev., 1.26%, 07/01/2025	100	101

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	100	117

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, GO, 4.91%, 05/01/2029	100	122
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	16

		138

Michigan — 0.0% (g)
University of Michigan, Taxable, Series B, Rev., 2.56%, 04/01/2050	25	24

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	38

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	25	37
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	30	49

		86

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	34
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	43
Port Authority of New York & New Jersey, Consolidated,
Series 21, Rev., 3.29%, 08/01/2069	40	44
Series 174 Rev., 4.46%, 10/01/2062	50	67

		188

Oregon — 0.0% (g)
Oregon State University, Taxable, Rev., BAM, 3.42%, 03/01/2060	10	10
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	69

		79

Pennsylvania — 0.0% (g)
City of Philadelphia Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	10

Texas — 0.0% (g)
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	29
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	41
Dallas Fort Worth International Airport, Rev., 3.09%, 11/01/2040	100	103
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	15	25
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	10
University of Texas System, Build America Bonds, Series C, Rev., 4.79%, 08/15/2046	10	13

		221

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	53

Total Municipal Bonds (Cost $3,166)		3,125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — 0.2%
FHLBs,
0.50%, 04/14/2025		2,000	1,988
3.25%, 11/16/2028		650	732
5.50%, 07/15/2036		200	291
FHLMC,
Zero Coupon, 12/14/2029		925	810
Zero Coupon, 12/17/2029		32	28
Zero Coupon, 01/02/2034		550	429
0.13%, 07/25/2022		5	5
0.25%, 08/24/2023		2,650	2,649
0.38%, 07/21/2025		1,000	986
1.50%, 02/12/2025		107	110
6.25%, 07/15/2032		207	300
6.75%, 03/15/2031		400	580
FHLMC Coupon STRIPs, Zero Coupon, 03/15/2030		235	203
FHLMC STRIPs, Zero Coupon, 03/15/2031		700	591
FNMA,
0.25%, 05/22/2023		3,000	3,001
0.30%, 08/03/2023		100	100
0.35%, 08/18/2023		1,500	1,502
0.88%, 08/05/2030		1,310	1,232
5.38%, 12/07/2028	GBP	260	448
6.25%, 05/15/2029		1,000	1,343
FNMA Interest STRIP,
Zero Coupon, 09/23/2027		117	109
Zero Coupon, 11/15/2030		13	11
Zero Coupon, 07/15/2030		177	152
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2028		50	45
Zero Coupon, 07/15/2029		355	315
Zero Coupon, 01/15/2030		285	248
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		50	44
Tennessee Valley Authority,
4.63%, 06/07/2043	GBP	200	396
5.88%, 04/01/2036		400	585

Total U.S. Government Agency Securities (Cost $19,565)			19,233

U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds,
1.13%, 05/15/2040		6,482	5,591
1.13%, 08/15/2040		3,225	2,769
1.25%, 05/15/2050 (jj)		9,680	7,895
1.38%, 11/15/2040		770	690
1.38%, 08/15/2050		3,626	3,051
1.63%, 11/15/2050		2,200	1,971
1.88%, 02/15/2041		400	390
1.88%, 02/15/2051		2,700	2,567
2.00%, 02/15/2050		2,609	2,556
2.00%, 08/15/2051		1,900	1,862
2.25%, 05/15/2041		3,600	3,735
2.25%, 08/15/2046		3,440	3,544

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.25%, 08/15/2049	3,300	3,411
2.38%, 11/15/2049	2,200	2,335
2.38%, 05/15/2051	4,750	5,054
2.50%, 02/15/2045	6,420	6,918
2.50%, 02/15/2046	1,000	1,079
2.50%, 05/15/2046	2,370	2,558
2.75%, 11/15/2042	2,000	2,244
2.75%, 08/15/2047	900	1,019
2.75%, 11/15/2047	900	1,020
2.88%, 05/15/2043	2,000	2,290
2.88%, 11/15/2046	1,500	1,733
2.88%, 05/15/2049	3,000	3,500
3.00%, 05/15/2042	800	933
3.00%, 11/15/2044	900	1,054
3.00%, 05/15/2045	1,730	2,031
3.00%, 11/15/2045	4,229	4,973
3.00%, 02/15/2047	4,588	5,423
3.00%, 08/15/2048	2,020	2,401
3.00%, 02/15/2049	2,400	2,862
3.13%, 11/15/2041	800	951
3.13%, 02/15/2043	860	1,022
3.13%, 08/15/2044	350	418
3.38%, 11/15/2048	3,700	4,702
3.63%, 08/15/2043	4,090	5,239
3.63%, 02/15/2044	3,000	3,854
3.75%, 11/15/2043	3,115	4,066
3.88%, 08/15/2040	900	1,178
4.25%, 11/15/2040	1,769	2,427
4.38%, 05/15/2041	410	573
4.50%, 02/15/2036	1,805	2,463
4.63%, 02/15/2040	1,000	1,427
4.75%, 02/15/2037	300	423
4.75%, 02/15/2041	800	1,167
5.00%, 05/15/2037	300	434
5.25%, 02/15/2029	365	466
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/2025	42	45
U.S. Treasury Notes,
0.13%, 04/30/2022	512	512
0.13%, 07/31/2022	4,200	4,201
0.13%, 09/30/2022	2,500	2,500
0.13%, 10/31/2022	18,000	18,001
0.13%, 05/15/2023	300	300
0.13%, 05/31/2023	500	499
0.13%, 06/30/2023	16,355	16,326
0.13%, 07/15/2023	13,000	12,973
0.13%, 08/15/2023	45	45
0.13%, 09/15/2023	10,000	9,969
0.13%, 01/15/2024	100	99
0.25%, 04/15/2023	1,203	1,204
0.25%, 06/15/2023	11,000	11,003

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.25%, 03/15/2024	2,000	1,993
0.25%, 05/15/2024	2,000	1,990
0.25%, 06/15/2024	3,000	2,983
0.25%, 05/31/2025	10,000	9,828
0.25%, 06/30/2025	10,000	9,819
0.25%, 07/31/2025	19,920	19,532
0.25%, 09/30/2025	2,500	2,446
0.25%, 10/31/2025	600	586
0.38%, 04/15/2024	1,000	999
0.38%, 08/15/2024	2,000	1,993
0.38%, 04/30/2025	1,085	1,073
0.38%, 11/30/2025	3,500	3,432
0.38%, 12/31/2025	4,990	4,888
0.38%, 01/31/2026	600	587
0.38%, 07/31/2027	6,215	5,944
0.38%, 09/30/2027	5,500	5,245
0.50%, 03/15/2023	8,000	8,037
0.50%, 04/30/2027	532	514
0.50%, 05/31/2027	4,500	4,344
0.50%, 06/30/2027	5,000	4,824
0.50%, 08/31/2027	2,400	2,308
0.63%, 07/31/2026	2,350	2,311
0.63%, 11/30/2027	2,200	2,123
0.63%, 12/31/2027	3,600	3,470
0.63%, 05/15/2030	13,078	12,194
0.63%, 08/15/2030	4,555	4,233
0.75%, 03/31/2026	1,500	1,489
0.75%, 04/30/2026	2,500	2,480
0.75%, 05/31/2026	2,400	2,379
0.75%, 08/31/2026	2,000	1,978
0.75%, 01/31/2028	3,000	2,911
0.88%, 06/30/2026	6,000	5,976
0.88%, 09/30/2026	1,300	1,292
0.88%, 11/15/2030	4,700	4,455
1.00%, 07/31/2028	4,095	4,012
1.13%, 02/28/2027	4,000	4,012
1.13%, 02/29/2028	1,500	1,490
1.13%, 08/31/2028	3,500	3,455
1.13%, 02/15/2031	5,000	4,838
1.25%, 07/31/2023	8,100	8,248
1.25%, 03/31/2028	2,500	2,498
1.25%, 04/30/2028	2,300	2,297
1.25%, 05/31/2028 (ee) (gg)	9,700	9,678
1.25%, 06/30/2028	26,690	26,612
1.25%, 09/30/2028	1,000	995
1.25%, 08/15/2031	3,300	3,216
1.50%, 08/15/2026	1,000	1,025
1.50%, 02/15/2030	3,399	3,417
1.63%, 02/15/2026	5,500	5,673
1.63%, 05/15/2026	2,500	2,577
1.63%, 08/15/2029	2,000	2,035
1.63%, 05/15/2031	6,570	6,639

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.75%, 09/30/2022	1,400	1,423
1.75%, 01/31/2023	2,830	2,890
1.75%, 05/15/2023	140	143
1.75%, 06/30/2024	3,800	3,933
1.75%, 12/31/2026	840	871
1.75%, 11/15/2029	2,000	2,053
1.88%, 08/31/2022	675	686
2.00%, 07/31/2022	1,600	1,625
2.00%, 11/30/2022	1,560	1,594
2.00%, 02/15/2023	500	513
2.00%, 05/31/2024	4,000	4,164
2.00%, 08/15/2025	3,000	3,140
2.00%, 11/15/2026	6,700	7,026
2.13%, 02/29/2024	55	57
2.13%, 03/31/2024	12,000	12,509
2.13%, 07/31/2024	3,000	3,138
2.13%, 09/30/2024	10,400	10,893
2.13%, 05/15/2025	11,000	11,558
2.25%, 11/15/2024	10,700	11,261
2.25%, 11/15/2025	2,575	2,723
2.25%, 03/31/2026	400	424
2.25%, 02/15/2027	5,000	5,308
2.25%, 08/15/2027	4,200	4,461
2.38%, 01/31/2023	1,600	1,647
2.38%, 08/15/2024	3,800	4,004
2.38%, 05/15/2027	8,000	8,552
2.38%, 05/15/2029	3,500	3,754
2.63%, 02/15/2029	1,600	1,743
2.75%, 07/31/2023	7,000	7,319
2.75%, 11/15/2023	4,300	4,521
2.75%, 02/15/2024	3,000	3,169
2.75%, 02/28/2025	13,800	14,787
2.75%, 02/15/2028	4,660	5,095
2.88%, 11/15/2021	1	1
2.88%, 09/30/2023	3,000	3,154
2.88%, 10/31/2023	1,524	1,605
2.88%, 04/30/2025	10,900	11,742
2.88%, 11/30/2025	1,300	1,408
2.88%, 05/15/2028	4,500	4,960
2.88%, 08/15/2028	1,800	1,987
3.00%, 09/30/2025	120	130
3.13%, 11/15/2028	6,390	7,174
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024	800	791
Zero Coupon, 05/15/2026	5,000	4,775
Zero Coupon, 11/15/2026	5,000	4,721
Zero Coupon, 11/15/2028 (ee) (ff)	12,000	10,841
Zero Coupon, 11/15/2038	6,250	4,386
Zero Coupon, 11/15/2041 (ee)	200	129
Zero Coupon, 08/15/2045	600	353

Total U.S. Treasury Obligations (Cost $660,492)		636,460

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 9.1%
Repurchase Agreement — 0.8%
HSBC Bank plc, 0.04%, dated 09/30/2021 due 10/01/2021, repurchase price $64,200, collateralized by U.S. Treasury Securities, Zero Coupon, due 05/19/2022 - 07/14/2022, with a value of $67,711.		64,200		64,200

Time Deposits — 7.9%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021		4,948		4,948
BNP Paribas SA,
(1.42%), 10/01/2021	CHF	26		27
(0.79%), 10/01/2021	EUR	14,794		17,137
0.01%, 10/01/2021		189,604		189,604
Brown Brothers Harriman,
(1.42%), 10/01/2021	CHF	21		22
(0.46%), 10/01/2021	DKK	233		36
(0.27%), 10/01/2021	SEK	1,337		153
(0.23%), 10/01/2021	AUD	739		534
0.00%, 10/04/2021	HKD	1,932		248
0.01%, 10/01/2021	CAD	35		27
0.01%, 10/01/2021	GBP	—	(h)	—	(h)
0.01%, 10/01/2021	NOK	1,422		163
0.01%, 10/01/2021	NZD	159		110
0.01%, 10/01/2021	SGD	318		234
0.01%, 10/01/2021		—	(h)	—	(h)
Citibank NA,
(0.79%), 10/01/2021	EUR	16		19
0.01%, 10/01/2021	GBP	1,596		2,151
Sumitomo Mitsui Banking Corp.,
(0.41%), 10/01/2021	JPY	228,512		2,053
0.01%, 10/01/2021		174,043		174,043
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 10/01/2021		214,506		214,506

Total Time Deposits				606,015

U.S. Treasury Obligations — 0.4%
U.S. Cash Management Bill,
Zero Coupon, 01/11/2022		5,300		5,299
Zero Coupon, 02/01/2022 (w)		6,700		6,699
U.S. Treasury Bills,
Zero Coupon, 10/07/2021 (ee) (gg)		8,700		8,700
Zero Coupon, 02/17/2022 (gg) (hh)		4,200		4,199
Zero Coupon, 03/24/2022		6,200		6,199

Total U.S. Treasury Obligations				31,096

Total Short-Term Investments (Cost $701,311)				701,311

Total Investments, Before Short Positions — 110.6% (Cost - $8,663,798)*				8,506,459
Liabilities in Excess of Other Assets — (10.6)%				(815,349)

NET ASSETS — 100.0%				$7,691,110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short Positions — 3.9%
Foreign Government Security — 0.0% (g)
China Development Bank, (China), Series 1706, 4.02%, 04/17/2022 (Proceeds $1,814)	CNY	12,000	1,873

Mortgage-Backed Securities — 3.9%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035		179	191
3.50%, 02/01/2036		821	876
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 10/01/2036 (w)		39,700	40,872
TBA, 3.00%, 10/01/2036 (w)		11,400	11,987
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 10/01/2051 (w)		1,400	1,403
TBA, 2.50%, 10/01/2051 (w)		54,700	56,367
TBA, 3.00%, 10/01/2051 (w)		40,400	42,256
TBA, 3.50%, 10/01/2051 (w)		76,000	80,410
TBA, 4.00%, 10/01/2051 (w)		2,300	2,464
TBA, 4.00%, 11/01/2051 (w)		8,100	8,687
TBA, 4.50%, 10/01/2051 (w)		18,700	20,222
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035		430	461
3.50%, 04/01/2035		1,575	1,681
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050		4,435	4,712
GNMA, Single Family, 30 years, TBA, 4.00%, 10/01/2051 (w)		27,700	29,387

Total Mortgage-Backed Securities (Proceeds $302,380)			301,976

Total Securities Sold Short— 3.9% (Proceeds $304,194)*			303,849

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month Eurodollar	20	12/2021	USD	4,989	3
Euro BOBL	98	12/2021	EUR	15,392	(75)
Euro Bund	134	12/2021	EUR	26,705	(346)
Euro Buxl	12	12/2021	EUR	2,901	(75)
Euro Schatz	62	12/2021	EUR	8,064	(6)
Swiss Confederation Bond	20	12/2021	CHF	3,592	(56)
U.S. Treasury 10 Year Note	373	12/2021	USD	49,756	(666)
U.S. Treasury 2 Year Note	141	12/2021	USD	31,045	(17)
U.S. Treasury 5 Year Note	17	12/2021	USD	2,101	(14)
U.S. Treasury Long Bond	136	12/2021	USD	22,165	(511)
U.S. Treasury Ultra Bond	109	12/2021	USD	21,356	(531)

					(2,294)

Short Contracts
Euro BOBL	(5)	12/2021	EUR	(786)	5
Euro Buxl	(1)	12/2021	EUR	(241)	6
Long Gilt	(12)	12/2021	GBP	(2,070)	46
U.S. Treasury 10 Year Note	(323)	12/2021	USD	(43,090)	580
U.S. Treasury 5 Year Note	(170)	12/2021	USD	(20,999)	133
U.S. Treasury Long Bond	(33)	12/2021	USD	(5,396)	142
U.S. Treasury Ultra Bond	(2)	12/2021	USD	(393)	11
U.S. Ultra Treasury 10 Year Note	(351)	12/2021	USD	(51,985)	1,002

					1,925

Total unrealized appreciation (depreciation)					(369)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	2,243	DKK	13,942	Morgan Stanley & Co.	10/01/2021	71
USD	4,376	DKK	27,315	Morgan Stanley & Co.	10/01/2021	122
CAD	16,443	USD	12,922	Bank of America, NA	10/04/2021	60
USD	13,020	CAD	16,443	Morgan Stanley & Co.	10/04/2021	38
USD	4,242	CHF	3,875	Bank of America, NA	10/04/2021	84
USD	2,894	CHF	2,641	HSBC Bank plc	10/04/2021	60
CHF	5,249	USD	5,605	Morgan Stanley & Co.	10/04/2021	27
CHF	3,875	USD	4,138	Morgan Stanley & Co.	10/04/2021	20
USD	5,747	CHF	5,249	Westpac Banking Corp.	10/04/2021	116
CZK	87,176	USD	3,962	UBS AG LONDON	10/04/2021	23
USD	4,036	CZK	87,176	UBS AG LONDON	10/04/2021	51
USD	5,099	DKK	32,038	Citibank, NA	10/04/2021	109
USD	428	DKK	2,690	Citibank, NA	10/04/2021	9
USD	902	EUR	770	Bank of America, NA	10/04/2021	10
USD	27,116	EUR	22,911	Bank of America, NA	10/04/2021	577
USD	522	EUR	441	Bank of America, NA	10/04/2021	11
USD	175,553	EUR	148,205	Bank of America, NA	10/04/2021	3,880
USD	2,020	EUR	1,704	Bank of America, NA	10/04/2021	46
USD	3,634	EUR	3,073	Barclays Bank plc	10/04/2021	74
USD	23,437	EUR	19,842	BNP Paribas	10/04/2021	453
USD	42,580	EUR	36,178	Citibank, NA	10/04/2021	674
USD	175,493	EUR	148,205	Citibank, NA	10/04/2021	3,820
USD	347	EUR	293	Citibank, NA	10/04/2021	8
USD	768	EUR	650	Citibank, NA	10/04/2021	15
USD	12	EUR	10	Citibank, NA	10/04/2021	—	(h)
USD	89,000	EUR	75,617	Citibank, NA	10/04/2021	1,409
EUR	150,230	USD	174,016	Citibank, NA	10/04/2021	3
USD	511,474	EUR	432,155	Goldman Sachs International	10/04/2021	10,888
EUR	434,860	USD	503,568	Goldman Sachs International	10/04/2021	152
EUR	23,421	USD	27,122	Goldman Sachs International	10/04/2021	8
EUR	150,683	USD	174,514	Morgan Stanley & Co.	10/04/2021	30
USD	42,619	EUR	36,178	Morgan Stanley & Co.	10/04/2021	712
USD	176,046	EUR	148,657	Morgan Stanley & Co.	10/04/2021	3,849
USD	234	EUR	200	Morgan Stanley & Co.	10/04/2021	3
USD	89,080	EUR	75,617	Morgan Stanley & Co.	10/04/2021	1,488
USD	158	EUR	134	Morgan Stanley & Co.	10/04/2021	3
USD	417	EUR	352	UBS AG LONDON	10/04/2021	10
USD	390	EUR	330	UBS AG LONDON	10/04/2021	8
USD	4,028	EUR	3,410	UBS AG LONDON	10/04/2021	78
USD	4,429	EUR	3,750	UBS AG LONDON	10/04/2021	86
USD	1,456	EUR	1,240	Westpac Banking Corp.	10/04/2021	19
USD	765	GBP	555	Bank of America, NA	10/04/2021	18
GBP	30,060	USD	40,480	Bank of America, NA	10/04/2021	23
USD	41,131	GBP	29,840	Bank of America, NA	10/04/2021	925
USD	205	GBP	150	Bank of America, NA	10/04/2021	3
GBP	30,060	USD	40,475	Citibank, NA	10/04/2021	28
USD	41,114	GBP	29,840	Citibank, NA	10/04/2021	908
USD	206	GBP	150	Citibank, NA	10/04/2021	4
USD	38,202	GBP	27,874	Citibank, NA	10/04/2021	644

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	25,285	GBP	18,449	Citibank, NA	10/04/2021	427
USD	41,229	GBP	29,929	Morgan Stanley & Co.	10/04/2021	903
GBP	30,145	USD	40,597	Morgan Stanley & Co.	10/04/2021	21
GBP	1,206	USD	1,621	UBS AG LONDON	10/04/2021	4
USD	1,376	GBP	1,000	UBS AG LONDON	10/04/2021	29
USD	1,111	GBP	807	UBS AG LONDON	10/04/2021	23
GBP	74,052	USD	99,545	UBS AG LONDON	10/04/2021	233
USD	100,677	GBP	73,052	Westpac Banking Corp.	10/04/2021	2,247
USD	1,662	GBP	1,206	Westpac Banking Corp.	10/04/2021	37
USD	277	GBP	200	Westpac Banking Corp.	10/04/2021	7
HKD	15,302	USD	1,965	UBS AG LONDON	10/04/2021	1
USD	1,967	HKD	15,302	UBS AG LONDON	10/04/2021	1
HUF	866,359	USD	2,787	Bank of America, NA	10/04/2021	5
USD	2,939	HUF	866,359	Goldman Sachs International	10/04/2021	146
JPY	31,367,155	USD	280,204	Bank of America, NA	10/04/2021	1,634
USD	284,718	JPY	31,225,395	Bank of America, NA	10/04/2021	4,154
USD	73,488	JPY	8,087,335	Citibank, NA	10/04/2021	823
JPY	31,367,150	USD	280,164	Deutsche Bank AG	10/04/2021	1,674
USD	6,454	JPY	708,792	Deutsche Bank AG	10/04/2021	85
USD	284,695	JPY	31,225,395	Goldman Sachs International	10/04/2021	4,131
JPY	31,367,155	USD	280,389	Goldman Sachs International	10/04/2021	1,449
JPY	31,367,155	USD	280,404	Morgan Stanley & Co.	10/04/2021	1,434
USD	284,746	JPY	31,225,395	Morgan Stanley & Co.	10/04/2021	4,181
USD	284,682	JPY	31,225,395	Standard Chartered Bank	10/04/2021	4,118
USD	284,720	JPY	31,225,398	Toronto-Dominion Bank (The)	10/04/2021	4,156
JPY	31,367,155	USD	280,377	UBS AG LONDON	10/04/2021	1,461
USD	2,396	NOK	20,726	Citibank, NA	10/04/2021	25
NOK	24,327	USD	2,764	Goldman Sachs International	10/04/2021	19
USD	414	NOK	3,601	UBS AG LONDON	10/04/2021	2
USD	19,723	NZD	27,950	Goldman Sachs International	10/04/2021	428
USD	789	NZD	1,136	Goldman Sachs International	10/04/2021	5
NZD	27,950	USD	19,187	Morgan Stanley & Co.	10/04/2021	109
USD	6,269	PLN	24,042	Morgan Stanley & Co.	10/04/2021	224
PLN	24,042	USD	6,012	UBS AG LONDON	10/04/2021	33
USD	2,265	RON	9,460	Goldman Sachs International	10/04/2021	50
USD	972	SEK	8,460	Morgan Stanley & Co.	10/04/2021	5
SEK	40,680	USD	4,628	Morgan Stanley & Co.	10/04/2021	19
SEK	41,969	USD	4,775	Morgan Stanley & Co.	10/04/2021	19
USD	4,882	SEK	41,969	UBS AG LONDON	10/04/2021	88
USD	4,734	SEK	40,680	UBS AG LONDON	10/04/2021	87
SGD	33,602	USD	24,701	Goldman Sachs International	10/04/2021	47
USD	25,008	SGD	33,602	Goldman Sachs International	10/04/2021	261
AUD	44,940	USD	32,367	Bank of America, NA	10/05/2021	122
USD	32,836	AUD	44,820	Bank of America, NA	10/05/2021	433
USD	445	AUD	609	Deutsche Bank AG	10/05/2021	5
AUD	44,949	USD	32,377	Deutsche Bank AG	10/05/2021	119
USD	32,819	AUD	44,820	Goldman Sachs International	10/05/2021	416
AUD	44,940	USD	32,379	Goldman Sachs International	10/05/2021	110
USD	7,333	AUD	10,113	HSBC Bank plc	10/05/2021	22
AUD	44,940	USD	32,380	Morgan Stanley & Co.	10/05/2021	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	32,814	AUD	44,820	Morgan Stanley & Co.	10/05/2021	411
USD	32,833	AUD	44,820	Standard Chartered Bank	10/05/2021	430
USD	32,836	AUD	44,820	Toronto-Dominion Bank (The)	10/05/2021	433
AUD	44,940	USD	32,413	UBS AG LONDON	10/05/2021	76
USD	2,634	CNY	17,000	Brown Brothers Harriman & Co.	10/12/2021	4
CNY	2,985,100	USD	461,533	Brown Brothers Harriman & Co.	10/12/2021	170
CNY	20,800	USD	3,205	Brown Brothers Harriman & Co.	10/12/2021	12
CNY	2,985,100	USD	461,483	Brown Brothers Harriman & Co.	10/12/2021	220
USD	292	AUD	397	Morgan Stanley & Co.	10/19/2021	5
USD	326	CAD	407	Morgan Stanley & Co.	10/19/2021	5
CAD	298	USD	235	Morgan Stanley & Co.	10/19/2021	—	(h)
USD	453	CZK	9,845	Barclays Bank plc	10/19/2021	3
USD	696	CZK	15,125	Barclays Bank plc	10/19/2021	5
USD	946	DKK	5,921	Morgan Stanley & Co.	10/19/2021	24
USD	775	EUR	655	Barclays Bank plc	10/19/2021	16
USD	1,910	EUR	1,609	Morgan Stanley & Co.	10/19/2021	46
USD	928	GBP	669	Morgan Stanley & Co.	10/19/2021	27
USD	653	GBP	470	Morgan Stanley & Co.	10/19/2021	20
USD	444	HUF	133,297	Citibank, NA	10/19/2021	14
USD	217	HUF	66,128	Goldman Sachs International	10/19/2021	4
USD	340	JPY	37,357	Bank of America, NA	10/19/2021	4
JPY	35,067	USD	314	HSBC Bank plc	10/19/2021	1
USD	1,185	JPY	130,308	Morgan Stanley & Co.	10/19/2021	14
USD	492	JPY	54,018	Morgan Stanley & Co.	10/19/2021	7
USD	1,089	PLN	4,187	Citibank, NA	10/19/2021	37
USD	398	RON	1,660	Goldman Sachs International	10/19/2021	10
USD	254	RON	1,064	Goldman Sachs International	10/19/2021	6
CAD	919	USD	722	Morgan Stanley & Co.	11/02/2021	3
USD	2,857	CHF	2,641	Bank of America, NA	11/02/2021	21
CHF	80	USD	86	Morgan Stanley & Co.	11/02/2021	—	(h)
USD	896	CNY	5,800	Brown Brothers Harriman & Co.	11/02/2021	—	(h)
USD	5,000	DKK	32,038	Bank of America, NA	11/02/2021	7
USD	420	DKK	2,690	Bank of America, NA	11/02/2021	1
USD	727	DKK	4,660	Citibank, NA	11/02/2021	—	(h)
USD	414	DKK	2,654	UBS AG LONDON	11/02/2021	—	(h)
USD	174,121	EUR	150,230	Bank of America, NA	11/02/2021	4
USD	23,008	EUR	19,842	BNP Paribas	11/02/2021	12
USD	42,375	EUR	36,245	Citibank, NA	11/02/2021	367
USD	90,192	EUR	77,144	Citibank, NA	11/02/2021	782
USD	8,291	EUR	7,150	Citibank, NA	11/02/2021	4
USD	90,264	EUR	77,144	Morgan Stanley & Co.	11/02/2021	854
EUR	604	USD	700	Morgan Stanley & Co.	11/02/2021	—	(h)
USD	42,409	EUR	36,245	Morgan Stanley & Co.	11/02/2021	401
USD	6,001	EUR	5,175	UBS AG LONDON	11/02/2021	3
USD	25,212	GBP	18,449	Barclays Bank plc	11/02/2021	352
USD	38,092	GBP	27,874	Barclays Bank plc	11/02/2021	533
USD	72,926	JPY	8,087,335	Citibank, NA	11/02/2021	246
USD	425	NOK	3,663	Morgan Stanley & Co.	11/02/2021	6
USD	796	NZD	1,136	Barclays Bank plc	11/02/2021	12
USD	2,215	RON	9,460	UBS AG LONDON	11/02/2021	4

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	977	SEK	8,460	Bank of America, NA	11/02/2021	11
CNH	1,000	USD	154	HSBC Bank plc	11/18/2021	1
USD	408	CLP	319,372	Goldman Sachs International	12/15/2021	17
USD	1,118	IDR	16,064,630	Bank of America, NA	12/15/2021	3
USD	50,390	IDR	724,839,220	Goldman Sachs International	12/15/2021	115
USD	904	ILS	2,907	Goldman Sachs International	12/15/2021	1
USD	147,714	KRW	172,802,217	Morgan Stanley & Co.	12/15/2021	1,924
USD	1,615	MXN	32,633	HSBC Bank plc	12/15/2021	51
USD	1,713	MYR	7,155	Barclays Bank plc	12/15/2021	10
USD	38,500	MYR	160,430	Morgan Stanley & Co.	12/15/2021	304
USD	293	PEN	1,205	Citibank, NA	12/15/2021	3
USD	1,049	SGD	1,410	Citibank, NA	12/15/2021	11
USD	1,702	THB	55,285	HSBC Bank plc	12/15/2021	68
USD	39,588	THB	1,297,243	Standard Chartered Bank	12/15/2021	1,264
USD	1,666	DKK	10,547	Bank of America, NA	04/01/2022	17
USD	2,393	DKK	15,144	Morgan Stanley & Co.	04/01/2022	25
USD	2,579	DKK	16,357	Morgan Stanley & Co.	04/01/2022	21

Total unrealized appreciation						77,261

DKK	10,587	USD	1,666	Bank of America, NA	10/01/2021	(17)
DKK	16,419	USD	2,579	Morgan Stanley & Co.	10/01/2021	(21)
DKK	15,202	USD	2,393	Morgan Stanley & Co.	10/01/2021	(25)
CAD	919	USD	728	Bank of America, NA	10/04/2021	(3)
USD	722	CAD	919	Morgan Stanley & Co.	10/04/2021	(3)
CHF	2,641	USD	2,855	Bank of America, NA	10/04/2021	(21)
DKK	2,690	USD	420	Bank of America, NA	10/04/2021	(1)
DKK	32,038	USD	4,997	Bank of America, NA	10/04/2021	(7)
EUR	150,230	USD	174,026	Bank of America, NA	10/04/2021	(8)
EUR	591	USD	700	Citibank, NA	10/04/2021	(15)
EUR	77,144	USD	90,143	Citibank, NA	10/04/2021	(783)
EUR	36,245	USD	42,352	Citibank, NA	10/04/2021	(368)
EUR	461	USD	545	Goldman Sachs International	10/04/2021	(11)
USD	700	EUR	604	Morgan Stanley & Co.	10/04/2021	(—	)(h)
EUR	77,144	USD	90,214	Morgan Stanley & Co.	10/04/2021	(854)
EUR	36,245	USD	42,385	Morgan Stanley & Co.	10/04/2021	(401)
EUR	1,045	USD	1,236	Morgan Stanley & Co.	10/04/2021	(26)
EUR	30	USD	36	Morgan Stanley & Co.	10/04/2021	(1)
EUR	1,055	USD	1,248	Morgan Stanley & Co.	10/04/2021	(26)
EUR	1,288	USD	1,523	Morgan Stanley & Co.	10/04/2021	(31)
GBP	18,449	USD	25,211	Barclays Bank plc	10/04/2021	(352)
GBP	27,874	USD	38,090	Barclays Bank plc	10/04/2021	(532)
GBP	553	USD	761	Citibank, NA	10/04/2021	(16)
GBP	653	USD	898	UBS AG LONDON	10/04/2021	(19)
JPY	8,087,335	USD	72,912	Citibank, NA	10/04/2021	(246)
USD	414	NOK	3,663	Citibank, NA	10/04/2021	(5)
NOK	3,663	USD	425	Morgan Stanley & Co.	10/04/2021	(6)
NZD	1,136	USD	796	Barclays Bank plc	10/04/2021	(12)
RON	9,460	USD	2,218	UBS AG LONDON	10/04/2021	(4)
SEK	8,460	USD	977	Bank of America, NA	10/04/2021	(11)
USD	1,235	CNY	8,000	Brown Brothers Harriman & Co.	10/12/2021	(2)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	461,157	CNY	2,990,000	Brown Brothers Harriman & Co.	10/12/2021	(1,303)
USD	460,687	CNY	2,990,000	Brown Brothers Harriman & Co.	10/12/2021	(1,773)
EUR	1,137	USD	1,318	Morgan Stanley & Co.	10/19/2021	(1)
GBP	695	USD	937	Morgan Stanley & Co.	10/19/2021	(1)
JPY	21,321	USD	193	Barclays Bank plc	10/19/2021	(1)
USD	32,371	AUD	44,940	Bank of America, NA	11/02/2021	(122)
USD	3,575	AUD	4,948	Deutsche Bank AG	11/02/2021	(3)
USD	32,380	AUD	44,949	Deutsche Bank AG	11/02/2021	(120)
USD	32,383	AUD	44,940	Goldman Sachs International	11/02/2021	(110)
USD	32,384	AUD	44,940	Morgan Stanley & Co.	11/02/2021	(110)
USD	32,418	AUD	44,940	UBS AG LONDON	11/02/2021	(76)
USD	12,922	CAD	16,443	Bank of America, NA	11/02/2021	(60)
USD	5,609	CHF	5,249	Morgan Stanley & Co.	11/02/2021	(27)
USD	4,141	CHF	3,875	Morgan Stanley & Co.	11/02/2021	(20)
USD	460,767	CNY	2,985,100	Brown Brothers Harriman & Co.	11/02/2021	(171)
USD	460,713	CNY	2,985,100	Brown Brothers Harriman & Co.	11/02/2021	(225)
USD	3,959	CZK	87,176	UBS AG LONDON	11/02/2021	(22)
EUR	160	USD	186	Citibank, NA	11/02/2021	(—	)(h)
EUR	1,498	USD	1,737	Citibank, NA	11/02/2021	(1)
USD	174,111	EUR	150,230	Citibank, NA	11/02/2021	(5)
USD	27,136	EUR	23,421	Goldman Sachs International	11/02/2021	(9)
USD	503,843	EUR	434,860	Goldman Sachs International	11/02/2021	(160)
EUR	190	USD	220	Morgan Stanley & Co.	11/02/2021	(—	)(h)
USD	174,609	EUR	150,683	Morgan Stanley & Co.	11/02/2021	(33)
USD	40,481	GBP	30,060	Bank of America, NA	11/02/2021	(23)
GBP	130	USD	175	Citibank, NA	11/02/2021	(—	)(h)
GBP	519	USD	700	Citibank, NA	11/02/2021	(1)
USD	40,477	GBP	30,060	Citibank, NA	11/02/2021	(28)
GBP	927	USD	1,250	Goldman Sachs International	11/02/2021	(1)
GBP	10	USD	13	Morgan Stanley & Co.	11/02/2021	(—	)(h)
USD	40,599	GBP	30,145	Morgan Stanley & Co.	11/02/2021	(20)
USD	1,621	GBP	1,206	UBS AG LONDON	11/02/2021	(4)
USD	99,549	GBP	74,052	UBS AG LONDON	11/02/2021	(233)
USD	1,965	HKD	15,302	UBS AG LONDON	11/02/2021	(1)
USD	2,784	HUF	866,359	Bank of America, NA	11/02/2021	(5)
USD	280,258	JPY	31,367,155	Bank of America, NA	11/02/2021	(1,636)
USD	280,218	JPY	31,367,150	Deutsche Bank AG	11/02/2021	(1,676)
USD	22,302	JPY	2,487,831	Deutsche Bank AG	11/02/2021	(56)
USD	280,444	JPY	31,367,155	Goldman Sachs International	11/02/2021	(1,450)
USD	280,458	JPY	31,367,155	Morgan Stanley & Co.	11/02/2021	(1,436)
USD	280,429	JPY	31,367,155	UBS AG LONDON	11/02/2021	(1,465)
USD	2,764	NOK	24,327	Goldman Sachs International	11/02/2021	(18)
USD	19,184	NZD	27,950	Morgan Stanley & Co.	11/02/2021	(109)
PLN	551	USD	139	Goldman Sachs International	11/02/2021	(—	)(h)
PLN	1,380	USD	348	UBS AG LONDON	11/02/2021	(1)
USD	6,012	PLN	24,042	UBS AG LONDON	11/02/2021	(32)
USD	4,629	SEK	40,680	Morgan Stanley & Co.	11/02/2021	(19)
USD	4,776	SEK	41,969	Morgan Stanley & Co.	11/02/2021	(19)
USD	24,699	SGD	33,602	Goldman Sachs International	11/02/2021	(47)
USD	637	CNH	4,138	Barclays Bank plc	11/18/2021	(2)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	39,033	CNH	254,848	HSBC Bank plc	11/18/2021	(347)
USD	977	CNH	6,342	HSBC Bank plc	11/18/2021	(3)
USD	619	CNY	4,045	Citibank, NA	11/18/2021	(5)
USD	3,386	IDR	49,417,649	Citibank, NA	12/15/2021	(42)
USD	1,777	IDR	25,651,702	Morgan Stanley & Co.	12/15/2021	(2)
KRW	308,689	USD	261	Barclays Bank plc	12/15/2021	(—	)(h)
KRW	346,425	USD	296	Morgan Stanley & Co.	12/15/2021	(4)
USD	1,337	MYR	5,622	Goldman Sachs International	12/15/2021	(2)
USD	6,244	RUB	463,895	Citibank, NA	12/15/2021	(40)
USD	983	RUB	73,087	Goldman Sachs International	12/15/2021	(7)

Total unrealized depreciation						(16,914)

Net unrealized appreciation (depreciation)						60,347

OTC Interest Rate Swaps contracts outstanding as of September 30, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia Klibor Interbank Offerred rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR 5,000	(—	)(h)	(70)	(70)

Total						(—	)(h)	(70)	(70)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2021:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05%) annually	Pay	07/08/2023	JPY	360,000	3		(4)	(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.00% annually	Pay	07/08/2031	JPY	95,000	(1)		(4)	(5)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.25% annually	Pay	07/08/2041	JPY	40,000	—	(h)	(3)	(3)
Bank of Thailand BIBOR Fixings 6 Month	1.15% semi-annually	Pay	11/19/2030	THB	31,000	—	(h)	(39)	(39)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(82)	187
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(61)	83
Canada Bankers Acceptances 3 Month	2.45% semi-annually	Pay	12/03/2022	CAD	4,125	136		(45)	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2021 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canada Bankers Acceptances 3 Month	2.50% semi-annually	Pay	12/03/2025	CAD	8,915	563		(212)	351
Canada Bankers Acceptances 3 Month	2.65% semi-annually	Pay	12/03/2030	CAD	4,555	434		(178)	256
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2040	CAD	1,585	308		(199)	109
Canada Bankers Acceptances 3 Month	2.80% semi-annually	Pay	12/03/2049	CAD	1,245	321		(223)	98
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	9	9
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(83)	(83)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/12/2022	JPY	9,220,978	1		(43)	(42)
ICE LIBOR JPY 6 Month	(0.06%) semi-annually	Pay	02/16/2023	JPY	1,438,763	—	(h)	(9)	(9)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	03/17/2024	JPY	14,868,300	4		(182)	(178)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	04/26/2024	JPY	886,010	—	(h)	(9)	(9)
ICE LIBOR JPY 6 Month	(0.02%) semi-annually	Pay	05/20/2024	JPY	1,452,100	—	(h)	(11)	(11)
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	11/12/2025	JPY	2,490,466	(1)		(48)	(49)
ICE LIBOR JPY 6 Month	(0.05%) semi-annually	Pay	11/17/2025	JPY	873,680	—	(h)	(22)	(22)
ICE LIBOR JPY 6 Month	(0.04%) semi-annually	Pay	12/02/2025	JPY	1,479,353	—	(h)	(31)	(31)
ICE LIBOR JPY 6 Month	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	9		(4)	5
ICE LIBOR JPY 6 Month	(0.03%) semi-annually	Pay	03/17/2026	JPY	1,900,000	(1)		(34)	(35)
ICE LIBOR JPY 6 Month	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	35		(9)	26
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2023	USD	76,100	64		(52)	12
ICE LIBOR USD 3 Month	0.25% semi-annually	Receive	06/16/2024	USD	41,220	311		31	342
ICE LIBOR USD 3 Month	0.50% semi-annually	Pay	06/16/2028	USD	2,300	(118)		2	(116)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	12/15/2028	USD	21,900	150		22	172
ICE LIBOR USD 3 Month	1.00% semi-annually	Receive	12/16/2030	USD	2,020	(10)		(72)	(82)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2021 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	03/17/2031	USD	400	(9)		(18)	(27)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	34,300	(2,792)		402	(2,390)
ICE LIBOR USD 3 Month	0.75% semi-annually	Pay	06/16/2031	USD	23,400	(1,371)		(259)	(1,630)
KRW Certificate of Deposit 3 Month	1.00% maturity	Pay	09/01/2025	KRW	2,400,000	—	(h)	(59)	(59)
KRW Certificate of Deposit 3 Month	1.07% maturity	Pay	04/27/2030	KRW	200,000	(8)		(3)	(11)
KRW Certificate of Deposit 3 Month	0.97% maturity	Pay	08/14/2030	KRW	2,100,000	—	(h)	(138)	(138)
KRW Certificate of Deposit 3 Month	0.94% maturity	Pay	08/19/2030	KRW	5,075,000	(83)		(255)	(338)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(17)	(17)
SONIA Interest Rate Benchmark	0.11% annually	Receive	09/30/2030	GBP	500	—	(h)	45	45
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2040	GBP	275	—	(h)	48	48
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	2,080	332		(174)	158
SONIA Interest Rate Benchmark	0.26% annually	Receive	09/30/2050	GBP	200	—	(h)	49	49
United States FEDEF	0.03% annually	Receive	06/12/2022	USD	450	—	(h)	— (h)	— (h)
United States FEDEF	0.10% maturity	Receive	01/13/2023	USD	442,600	37		181	218
United States FEDEF	0.20% maturity	Receive	04/29/2023	USD	22,600	1		9	10

Total						(1,272)		(1,784)	(3,056)

(a)	Value of floating rate index as of September 30, 2021 was as follows:

FLOATING RATE INDEX
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)%
Bank of Thailand BIBOR Fixings 6 Month	0.73%
Bank Negara Malaysia Klibor Interbank Offerred rate Fixing 3 Month	1.93%
BBSW ASX Australian 6 Month	0.05%
Canada Bankers Acceptances 3 Month	0.45%
CFETS China Fixing Repo Rates 7 Day	2.37%
Colombia IBR Overnight Nominal Interbank Reference Rate	1.75%
ICE LIBOR JPY 6 Month	(0.04)%
ICE LIBOR USD 3 Month	0.13%
KRW Certificate of Deposit 3 Month	1.04%
SONIA Interest Rate Benchmark	0.05%
United States FEDEF	0.06%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option Contracts on securities as of September 30, 2021:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/14/2051	Citigroup Global Markets, Inc.	(3,000)	USD	— (h)	USD	101.73	10/07/2021	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/14/2051	Citigroup Global Markets, Inc.	(100)	USD	—	USD	102.75	10/07/2021	—
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/14/2051	Citigroup Global Markets, Inc.	(900)	USD	—	USD	102.81	10/07/2021	—
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(5,500)	USD	(1,833)	USD	100.41	11/03/2021	(18)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(196)	USD	101.16	11/03/2021	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(1,500)	USD	(93)	USD	101.37	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(147)	USD	101.39	11/03/2021	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(105)	USD	101.44	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(1,500)	USD	(70)	USD	101.48	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(111)	USD	101.51	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(1,500)	USD	(58)	USD	101.56	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	BofA Securities, Inc.	(3,000)	USD	(111)	USD	101.58	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(95)	USD	101.57	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(3,000)	USD	(90)	USD	101.66	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(6,000)	USD	(99)	USD	101.86	11/03/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(5,500)	USD	(731)	USD	101.00	11/03/2021	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(20,000)	USD	(12,830)	USD	100.06	12/06/2021	(128)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(26,500)	USD	(8,101)	USD	100.83	12/06/2021	(80)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(712)	USD	100.89	12/06/2021	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(388)	USD	101.20	12/06/2021	(4)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 10/14/2051	Citigroup Global Markets, Inc.	(3,000)	USD	(4)	USD	103.98	10/07/2021	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 12/13/2051	Citigroup Global Markets, Inc.	(1,000)	USD	(320)	USD	103.08	12/06/2021	(3)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/21/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(240)	USD	100.78	10/14/2021	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(5,500)	USD	(1,510)	USD	100.92	12/06/2021	(15)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(515)	USD	101.16	12/06/2021	(5)

								(282)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option Contracts on securities as of September 30, 2021:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(1,245)	USD	99.16	12/06/2021	(13)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/14/2051	Citigroup Global Markets, Inc.	(1,100)	USD	(640)	USD	100.81	10/07/2021	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(656)	USD	99.66	11/03/2021	(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/10/2051	Citigroup Global Markets, Inc.	(6,000)	USD	(2,394)	USD	99.86	11/03/2021	(24)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,500)	USD	(1,071)	USD	98.89	12/06/2021	(11)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(5,500)	USD	(2,398)	USD	98.92	12/06/2021	(24)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 12/13/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(1,360)	USD	99.70	12/06/2021	(14)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 10/14/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(5)	USD	104.02	10/07/2021	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/21/2051	Citigroup Global Markets, Inc.	(500)	USD	(48)	USD	100.65	10/14/2021	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/18/2051	Citigroup Global Markets, Inc.	(500)	USD	(147)	USD	100.47	11/12/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 11/18/2051	Citigroup Global Markets, Inc.	(3,000)	USD	(1,356)	USD	100.95	11/12/2021	(13)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 10/21/2051	Citigroup Global Markets, Inc.	(2,000)	USD	(68)	USD	102.28	10/14/2021	(1)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.50%, 11/18/2051	Citigroup Global Markets, Inc.	(3,000)	USD	(1,256)	USD	103.07	11/12/2021	(12)
FNMA or FHLMC, Single Family, 30 years, TBA, 3.00%, 10/21/2051	Citigroup Global Markets, Inc.	(5,000)	USD	(74)	USD	103.72	10/14/2021	(—	)(h)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/21/2051	Citigroup Global Markets, Inc.	(1,000)	USD	(155)	USD	100.94	10/14/2021	(2)
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 10/14/2051	Citigroup Global Markets, Inc.	(20,000)	USD	(16,945)	USD	101.10	10/07/2021	(168)

								(296)

Total Written Options Contracts (Premiums Paid $(535))								(578)

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2021.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
BIBOR	—	Bangkok Interbank Offered Rate
BofA	—	Bank of America
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2021. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (continued)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2021.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $5,161,218 of these investments is restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $606,403 of this investment is restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	—	Approximately $428,721 of these investments is restricted as collateral for options to Citigroup Global Markets, Inc.
(hh)	—	Approximately $3,118,220 of these investments is restricted as collateral for TBAs to various brokers.

Six Circles Global Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (continued)

(jj)	—	Approximately $119,081 of this investment is restricted as collateral for bi-llateral derivatives to HSBC Bank PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Security — 0.0% (g)
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (Cost $358)	344	352

Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $861)	1,000	895

Municipal Bonds — 93.5% (t)
Alabama — 2.3%
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035	2,000	2,390
Alabama Housing Finance Authority, Capstone At Kinsey Cove Project, Rev., 0.35%, 12/01/2023 (z)	1,005	1,006
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2035	5,000	6,488
Series A, Rev., 5.00%, 11/01/2039	10,000	12,836
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,878
Baldwin County Board of Education, School Warrants,
Rev., 5.00%, 06/01/2024 (p)	2,605	2,688
Rev., 5.00%, 06/01/2026 (p)	2,870	2,962
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	17,035	20,787
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2047 (z)	1,200	1,228
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	1,175	1,326
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,743
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	8,000	9,155
City of Birmingham, Series A, GO, 5.00%, 03/01/2043 (p)	1,935	2,066
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,935
City of Oxford, Warrants, Series C, GO, 5.00%, 10/01/2029 (p)	1,435	1,504
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	555
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	254
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	2,012
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,260
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	3,020	3,821
Industrial Development Board of the City of Mobile Alabama, Power Co., Barry Plant, Rev., 2.90%, 07/15/2034 (z)	2,000	2,104
Morgan County Board of Education, Rev., 5.00%, 03/01/2035 (p)	2,720	2,829
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	1,026
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	109
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	11,625	13,671
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	12,000	14,536
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	2,039
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	2,264

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	3,058
UAB Medicine Finance Authority,
Rev., 5.00%, 09/01/2032	1,800	2,302
Series B, Rev., 5.00%, 09/01/2041	1,450	1,713
Water Works Board of the City of Birmingham, Series B, Rev., 5.00%, 01/01/2038 (p)	3,000	3,179

		137,724

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	1,425	1,571
Series A, Rev., 5.00%, 12/01/2033 (p)	685	755
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	6,745	7,379
Alaska Housing Finance Corp., State Capital Project, Rev., 5.00%, 12/01/2031 (p)	1,690	1,744
State of Alaska International Airports System, Series C, Rev., AMT, 5.00%, 10/01/2026	1,500	1,805

		13,254

Arizona — 1.8%
Arizona Board of Regents, Arizona State University, Series C, Rev., 5.00%, 07/01/2031	1,000	1,342
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044	1,055	1,147
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	3,074
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,209	1,350
Series A, Rev., 4.00%, 09/01/2035	225	267
Series A, Rev., 4.00%, 09/01/2036	250	296
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	140
Series A, Rev., 5.00%, 07/01/2026	125	148
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	2,116
Arizona Industrial Development Authority, Lincoln South Beltway Project, Rev., 5.00%, 08/01/2025	1,000	1,166
Arizona Industrial Development Authority, Macombs Facilities Project, Series A, Rev., 4.00%, 07/01/2061	1,000	1,090
Arizona Industrial Development Authority, Phoenix Childrens Hospital,
Rev., 5.00%, 02/01/2025 (w)	1,200	1,372
Rev., 5.00%, 02/01/2032 (w)	1,375	1,826
Rev., 5.00%, 02/01/2033 (w)	2,000	2,635
Arizona Industrial Development Authority, Somerset Acacdemy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	548
Rev., 4.00%, 12/15/2041 (e)	500	544
Rev., 4.00%, 12/15/2051 (e)	700	751
Arizona State University,
Series B, Rev., VRDO, 0.05%, 10/07/2021 (z)	1,910	1,910
Series C, Rev., 5.00%, 07/01/2042	2,000	2,361
Arizona State University, Board of Regents,
Series A, Rev., 5.00%, 07/01/2043 (p)	1,500	1,554
Series B, Rev., 5.00%, 07/01/2026	100	120
Series B, Rev., 5.00%, 07/01/2042	2,000	2,394
Arizona Water Infrastructure Finance Authority, Unrefunded, Water Quality, Rev., 5.00%, 10/01/2023 (p)	1,665	1,745

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Chandler Industrial Development Authority, Intel Corp. Project, Rev., 2.40%, 12/01/2035 (z)	775	803
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	249
City of Mesa Excise Tax Revenue, Rev., 5.00%, 07/01/2028	600	760
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,257
Series A, Rev., 5.00%, 07/01/2031	2,000	2,493
Series A, Rev., 5.00%, 07/01/2032	1,000	1,243
Series A, Rev., 5.00%, 07/01/2034	1,600	2,132
City of Phoenix Civic Improvement Corp., Junior Lien,
Series A, Rev., 5.00%, 07/01/2029	1,515	1,965
Series B, Rev., 5.00%, 07/01/2026	1,750	2,111
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,699
Series B, Rev., 5.00%, 07/01/2024	130	147
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,236
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,838
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,511
Industrial Development Authority of the City of Phoenix, Republic Services, Inc. Project, Rev., AMT, 0.18%, 12/01/2035 (z)	2,325	2,325
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	988
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,264
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	315	339
Series B, GO, 4.50%, 07/01/2025	255	274
Maricopa County Industrial Development Authority, Banner Health, Series B, Rev., 5.00%, 01/01/2048 (z)	2,000	2,098
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Rev., 5.00%, 01/01/2026	2,500	2,960
Maricopa County Pollution Control Corp., Public Service Company of New Mexico, Rev., 1.05%, 01/01/2038 (z)	695	697
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	25,169
Northern Arizona University, Speed Stimulas Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,417
Salt River Project Agricultural Improvement & Power, Series A, Rev., 5.00%, 12/01/2045	7,300	8,349
Salt River Project Agricultural Improvement & Power District,
Series A, Rev., 5.00%, 01/01/2022	1,000	1,012
Series A, Rev., 5.00%, 12/01/2024	1,305	1,315
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	551
Salt Verde Financial Corp., Senior,
Rev., 5.25%, 12/01/2021	600	604
Rev., 5.50%, 12/01/2029	1,475	1,917
State of Arizona, Series A, COP, 5.00%, 10/01/2021 (p)	80	80
Tempe Industrial Development Authority, Friendship Village Of Tempe, Rev., 1.13%, 12/01/2026 (w)	3,350	3,324

		110,023

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arkansas — 0.0% (g)
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,120
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	691

		1,811

California — 9.3%
Alameda County, Oakland Unified School District,
GO, 5.00%, 08/01/2027	65	78
Series A, GO, 5.00%, 08/01/2040	300	347
Anaheim Housing & Public Improvements Authority,
Series A, Rev., 5.00%, 10/01/2035	250	291
Series A, Rev., 5.00%, 10/01/2050	1,780	2,063
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,687
Bay Area Toll Authority, San Francisco Bay, Series A, Rev., 2.00%, 04/01/2056 (z)	1,565	1,658
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,268
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 0.50%, 04/01/2056 (aa)	2,675	2,705
Bay Area Toll Authority, Subordinated, Series S4, Rev., 5.00%, 04/01/2031 (p)	4,000	4,288
Beverly Hills Unified School District, 2008 Election, GO, 2.00%, 08/01/2022	1,400	1,421
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	6,137
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	7,235	8,768
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	12
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	443
Rev., 5.00%, 06/01/2033	170	221
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	334
Rev., 5.00%, 06/01/2032	250	326
Rev., 5.00%, 06/01/2033	300	389
Rev., 5.00%, 06/01/2049	405	493
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	242
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	241
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,905	1,989
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,567
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	4,103
Series A, Rev., 5.00%, 04/01/2033	3,000	3,862
California Health Facilities Financing Authority, Kaiser Permanente,
Series B, Rev., 5.00%, 11/01/2029 (z)	2,705	2,844
Series C, Rev., 5.00%, 06/01/2041 (z)	1,000	1,298
California Health Facilities Financing Authority, Lucile Salter Packard Chil, Rev., 5.00%, 05/15/2025 (w)	960	1,077
California Health Facilities Financing Authority, Pih Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,870

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Providence St. Josephs, Rev., 5.00%, 10/01/2039 (z)	2,000	2,357
California Health Facilities Financing Authority, Stanford Health Care, Rev., 3.00%, 08/15/2054 (z)	3,335	3,660
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	546
California Housing Finance, Series A, Rev., 3.50%, 11/20/2035	3,788	4,393
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail, Rev., AMT, 0.20%, 01/01/2050 (e) (z)	15,440	15,438
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.75%, 12/01/2050 (aa)	1,370	1,392
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,462
California Infrastructure & Economic Development Bank, The Broad-Sustainability, Rev., 5.00%, 06/01/2026	1,300	1,567
California Municipal Finance Authority, Anaheim Electric Utility District System, Rev., 5.00%, 10/01/2022	1,175	1,231
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	1,118
Rev., 4.00%, 09/15/2035	960	1,164
Rev., 4.00%, 09/15/2036	1,000	1,209
California Municipal Finance Authority, Palomar Health, COP, 5.00%, 11/01/2027 (e)	445	525
California Municipal Finance Authority, Republic Services, Inc. Project,
Series A, Rev., AMT, 0.22%, 07/01/2041 (w) (z)	3,085	3,085
Series B, Rev., AMT, 0.30%, 07/01/2051 (z)	930	930
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,249
California Municipal Finance Authority, Southern California Insitute, Rev., 5.00%, 12/01/2037	745	846
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	3,000	3,181
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,679
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	2,960	3,179
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 0.20%, 11/01/2042 (e) (z)	2,000	2,000
California Pollution Control Financing Authority, Republic Services, Inc. Project, Rev., AMT, 0.20%, 11/01/2042 (e) (z)	1,570	1,570
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	1,009
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	381
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2030	1,165	1,381
Rev., 5.00%, 10/15/2032	1,000	1,181
Series A, Rev., 4.00%, 10/15/2022	110	114
Series A, Rev., 4.00%, 10/15/2023	130	139
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,371
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	8,484
California State Public Works Board, Davidson Library, Series C, Rev., 5.00%, 03/01/2031 (p)	1,250	1,335

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030 (w)	2,500	3,241
California State Public Works Board, Various Capital Project,
Series B, Rev., 5.00%, 05/01/2026	400	480
Series B, Rev., 5.00%, 05/01/2033	1,000	1,320
California State Public Works Board, Various Purpose,
Series A, Rev., 5.00%, 08/01/2025 (w)	1,275	1,458
Series A, Rev., 5.00%, 08/01/2028 (w)	375	464
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	3,350
California State University, Systemwide,
Rev., 5.00%, 11/01/2039 (p)	335	382
Series A, Rev., 5.00%, 11/01/2037 (p)	9,200	9,234
Series A, Rev., 5.00%, 11/01/2042 (p)	3,980	4,189
Series C, Rev., 5.00%, 11/01/2026	1,685	2,060
California State University, Unrefunded Systemwide, Rev., 5.00%, 11/01/2039 (p)	4,700	5,380
California State, Public Works Board,
Series B, Rev., 5.00%, 10/01/2028	110	137
Series E, Rev., 5.00%, 09/01/2024 (p)	1,865	1,948
California State, Public Works Board Projects, Series D, Rev., 5.00%, 09/01/2024 (p)	1,700	1,775
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	1,120	1,272
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 0.18%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Kaiser Permanente, Series 2004L, Rev., 5.00%, 04/01/2038 (z)	5,000	6,492
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,851
Rev., 5.50%, 12/01/2054	1,100	1,246
Series A, Rev., 5.00%, 12/01/2026 (e)	300	355
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	287
California Statewide Communities Development Authority, Villa Del Sol Apartments, Rev., 0.39%, 10/01/2023 (z)	560	560
California Statewide Communities Development Authority, Washington Court Apartments, Rev., HUD, 0.22%, 08/01/2023 (z)	260	260
Chino Basin Regional Financing Authority, Series B, Rev., 4.00%, 11/01/2025	3,000	3,399
City & County of San Francisco,
Series D1, GO, 4.00%, 06/15/2041	1,215	1,421
Series R2, GO, 5.00%, 06/15/2023	980	1,060
Series R2, GO, 5.00%, 06/15/2024	3,715	4,191
City & County of San Francisco, 49 South Van Ness Project, Green Bond, Series A, COP, 4.00%, 04/01/2035	810	938
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	348
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	230
City of Los Angeles Department of Airports, Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2032	2,000	2,512
Series A, Rev., 5.00%, 05/15/2040	500	635
City of Los Angeles Department of Airports, Senior,

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,714
Series B, Rev., 5.00%, 05/15/2027	2,570	3,176
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	5,164
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,628
Series E, Rev., 5.00%, 05/15/2039	1,510	1,885
Series E, Rev., 5.00%, 05/15/2044	1,000	1,239
City of Los Angeles, Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2023	150	161
City of Los Angeles, Department of Airports, Senior,
Series B, Rev., 5.00%, 05/15/2026	2,000	2,403
Series B, Rev., 5.00%, 05/15/2034	1,600	2,072
City of Los Angeles, Wastewater System Revenue, Subordinated, Series A, Rev., 5.00%, 06/01/2025	1,040	1,123
City of Roseville, Special Tax, 5.00%, 09/01/2035	1,160	1,375
City of Roseville, Special Tax, Special Tax, 4.00%, 09/01/2040	1,000	1,115
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	5,157
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,314
Coast Community College District, Series F, GO, 4.00%, 08/01/2022	100	103
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	950
County of Sacramento, Airport System Revenue, Senior, Rev., 4.00%, 07/01/2037	2,000	2,362
County of Sacramento, Airport System Revenue, Subordinated, Series E, Rev., 5.00%, 07/01/2029	1,025	1,286
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	3,763
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	245
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	434
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	990	1,072
Deutsche Bank Spears/Lifers Trust, Series DBE8061, Rev., LOC: Deutsche Bank AG, LIQ: Deutsche Bank AG, 0.46%, 01/01/2060 (e) (z)	2,555	2,555
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,473
East Side Union High School District, 2008 Election, Series D, GO, 5.00%, 08/01/2037 (p)	10,000	10,403
Eastern Municipal Water District,
Series A, Rev., 3.00%, 07/01/2024	340	366
Series A, Rev., 3.00%, 07/01/2025	6,455	7,079
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,424
Fontana Public Financing Authority,
Series A, Special Tax, 4.00%, 09/01/2022	95	98
Series A, Special Tax, 4.00%, 09/01/2023	145	155
Series A, Special Tax, 4.00%, 09/01/2025	1,200	1,349
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	220	227
Series D, GO, 2.00%, 08/01/2024	100	105
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,440
Golden State Tobacco Securitization Corp., Series A2, Rev., 5.00%, 06/01/2047	1,000	1,028

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,924
Los Angeles County Development Authority, Sunny Garden Apartments, Rev., HUD, 0.20%, 07/01/2024 (z)	155	155
Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 06/01/2023	305	329
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds,
Series A, Rev., 5.00%, 06/01/2024	3,365	3,791
Series A, Rev., 5.00%, 06/01/2034	7,000	8,579
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated,
Series A, Rev., 5.00%, 06/01/2026	500	604
Series A, Rev., 5.00%, 06/01/2033	2,000	2,641
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	3,000	4,000
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,783
Series B, Rev., 4.00%, 07/01/2029	1,000	1,234
Series B, Rev., 5.00%, 07/01/2037	740	922
Series C, Rev., 5.00%, 07/01/2033	2,765	3,651
Los Angeles Department of Water & Power Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	11,918
Series B, Rev., 4.00%, 01/01/2022	120	121
Series B, Rev., 5.00%, 07/01/2038	1,000	1,207
Los Angeles Department of Water & Power, Power System Revenue, Series B, Rev., 5.00%, 07/01/2023	155	168
Los Angeles Unified School District,
Series C, GO, 4.00%, 07/01/2040	1,000	1,171
Series C, GO, 5.00%, 07/01/2026	2,285	2,757
Series C, GO, 5.00%, 07/01/2027	5,000	6,203
Series C, GO, 5.00%, 07/01/2028	1,000	1,270
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	125
Metropolitan Water District of Southern California,
Rev., 5.00%, 01/01/2038	3,015	3,772
Series A1, Rev., VRDO, 0.04%, 10/01/2021 (z)	2,050	2,050
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	3,242
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	8,691
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,974
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2023 (p)	100	107
Series A, Rev., AMT, 5.00%, 03/01/2024	1,435	1,592
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,305
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,589
Northern California Power Agency, Hydroelectric Project, Series A, Rev., 5.00%, 07/01/2023	145	157
Orange County Sanitation District, Series A, Rev., 5.00%, 02/01/2036	1,230	1,629
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024	2,880	3,285

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Orange County Water District, Interim Obligations, Series A, COP, 2.00%, 08/15/2023	1,540	1,578
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,685
Palm Springs Unified School District, Series A, GO, 2.00%, 08/01/2026	2,000	2,132
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,632
Palomar Health, Capital Appreciation Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2031	330	275
Palomar Health, Capital Appreciation, Electric Of 2004, Series A, GO, AGC, Zero Coupon, 08/01/2028	500	453
Pomona Unified School District, 2016 Election, Series D, GO, 4.00%, 08/01/2038	1,745	2,087
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2022	1,700	1,747
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	3,039
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	2,329
Series H, Rev., AMT, 5.00%, 05/01/2029	405	513
Port of Oakland, Senior Lien, Series P, Rev., AMT, 5.00%, 05/01/2026 (p)	1,110	1,141
Sacramento County Sanitation Districts Financing Authority, Rev., 5.00%, 12/01/2032	5,000	6,982
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,394
San Bernardino City Unified School District, Series A, GO, AGM, 5.00%, 08/01/2022	1,500	1,559
San Diego Community College District,
GO, 4.00%, 08/01/2032	2,910	3,346
GO, 5.00%, 08/01/2025 (p)	10,000	10,403
San Diego County Regional Airport Authority, Subordinate Airport Revenue Bonds,
Rev., 5.00%, 07/01/2026	2,120	2,550
Rev., 5.00%, 07/01/2027	2,000	2,471
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	2,000	2,574
Series B, Rev., AMT, 5.00%, 07/01/2031	775	935
San Diego County Regional Transportation Commission, Series A, Rev., 5.00%, 10/01/2022	6,455	6,764
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,859
San Diego Unified School District,
Series L2, GO, 4.00%, 07/01/2022	1,350	1,389
Series R4, GO, 5.00%, 07/01/2026	2,500	2,923
San Diego Unified School District, Measure YY Bonds, Series D2, GO, 5.00%, 07/01/2022	2,000	2,072
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,279
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,296
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., 5.00%, 05/01/2031	205	243
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,610
Series C, Rev., 5.00%, 05/01/2046	1,920	2,251
San Francisco Unified School District,
Series B, GO, 4.00%, 06/15/2022	2,000	2,054
Series B, GO, 4.00%, 06/15/2027	1,000	1,181
San Jose Financing Authority, Civic Center Project, Series A, Rev., 5.00%, 06/01/2028 (p)	1,010	1,090
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,673
San Mateo Foster City Public Financing Authority, Series B, Rev., 5.00%, 08/01/2025	2,780	3,268
Santa Clara Unified School District, GO, 5.00%, 07/01/2024	100	113
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	3,232

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2022	245	251
Special Tax, 3.00%, 09/01/2023	250	263
Special Tax, 3.00%, 09/01/2024	95	102
Saugus Union School District School Facilities Improvement District No. 2014-1, Series C, GO, 3.00%, 08/01/2022	1,000	1,024
Sierra View Local Health Care District, Tulare Co.,
Rev., 4.00%, 07/01/2022	460	472
Rev., 4.00%, 07/01/2024	475	517
Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2034	1,000	1,158
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2023	135	146
Rev., 5.00%, 07/01/2024	40	45
Rev., 5.00%, 07/01/2025	250	293
Southern California Public Power Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2023	2,195	2,376
State of California,
GO, 4.00%, 03/01/2036	8,850	10,562
GO, 4.00%, 11/01/2041	2,750	3,077
GO, 4.00%, 11/01/2045	2,000	2,229
GO, 5.00%, 11/01/2022	120	126
GO, 5.00%, 09/01/2023	2,525	2,756
GO, 5.00%, 12/01/2026	9,915	12,109
GO, 5.00%, 09/01/2029	1,000	1,300
GO, 5.00%, 12/01/2029	700	915
GO, 5.00%, 11/01/2030	10,910	14,456
GO, 5.00%, 12/01/2030	55	73
GO, 5.00%, 10/01/2047	1,500	1,761
GO, AGM, 5.25%, 08/01/2032	1,000	1,379
State of California Department of Water Resources, Water System, Series AT, Rev., (SIFMA Municipal Swap Index + 0.37%), 0.42%, 12/01/2035 (aa)	1,250	1,252
State of California, Bid Group, GO, 5.00%, 08/01/2027	3,065	3,703
State of California, Department of Water Resources, Series BB, Rev., 5.00%, 12/01/2027	1,855	2,339
State of California, Various Purpose, GO, 4.00%, 10/01/2036	4,000	4,835
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	6,219
Tobacco Securitization Authority of Northern California, Senior Bonds, Sacramento County, Series B1, Rev., 0.45%, 06/01/2030	15	15
Tuolumne Wind Project Authority, Series A, Rev., 5.00%, 01/01/2023	4,425	4,691
Turlock Public Financing Authority Water Revenue, Rev., BAN, 4.00%, 03/01/2027	18,500	18,532
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,367
Series BH, Rev., 5.00%, 05/15/2026	90	109
Series S, Rev., 5.00%, 05/15/2026 (w)	1,190	1,399
Series S, Rev., 5.00%, 05/15/2031 (w)	3,000	3,958
University of California, Limited Proj,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,353
Series M, Rev., 4.00%, 05/15/2047	1,300	1,467
University of California, Limited Project, Series K, Rev., 4.00%, 05/15/2046	300	333
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	469

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,657
Series A, Rev., 4.00%, 08/01/2050	2,000	2,205
Ventura County Public Financing Authority,
Series A, Rev., 5.00%, 11/01/2024 (p)	1,000	1,053
Series A, Rev., 5.00%, 11/01/2025 (p)	1,000	1,052
Series A, Rev., 5.00%, 11/01/2026 (p)	1,000	1,052

		568,634

Colorado — 1.6%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,210
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	488
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	738
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	585
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	253
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,472
Series A, Rev., AMT, 5.00%, 11/15/2028	2,500	3,065
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,889
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,177
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	2,000	2,464
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,629
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	2,180
City of Colorado Springs, Utilities System Revenue,
Series A, Rev., 5.00%, 11/15/2021	2,500	2,514
Series A, Rev., 5.00%, 11/15/2022	1,195	1,259
Series B, Rev., 5.00%, 11/15/2021	135	136
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,132
Rev., AMT, 4.00%, 12/31/2030	1,505	1,721
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	195
Rev., 4.00%, 05/01/2041	175	193
Colorado Health Facilities Authority, Adventhealth Obligated, Rev., 4.00%, 11/15/2038	2,000	2,355
Colorado Health Facilities Authority, Adventhealth Obligated Group, Rev., 5.00%, 11/15/2038	1,000	1,311
Colorado Health Facilities Authority, Childrens Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,188
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,260
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,551
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,781
Series A2, Rev., 5.00%, 08/01/2044	4,010	4,881
Colorado Health Facilities Authority, Covenant Retirement Communities, Series A, Rev., 5.00%, 12/01/2033 (p)	500	528
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042 (w)	500	548
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 5.00%, 11/01/2029	1,000	1,294

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,528
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	2,440	2,619
Colorado Housing and Finance Authority, Social Bond, Series B, Rev., GNMA, 3.00%, 05/01/2051	6,725	7,280
Colorado Housing and Finance Authority, Social Bonds, Series E, Rev., GNMA, 3.00%, 11/01/2051	2,150	2,333
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,420	1,548
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	329
GO, BAM, 4.00%, 12/01/2025	470	534
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	630
Series A, GO, AGM, 5.00%, 12/01/2029	405	520
Series A, GO, AGM, 5.00%, 12/01/2030	360	468
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,212
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	588
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 0.38%, 09/01/2039 (aa)	1,485	1,487
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	250
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,235
Series A, Rev., 5.00%, 09/01/2028	1,000	1,260
Series A, Rev., 5.00%, 09/01/2040	2,775	3,096
Great Western Metropolitan District, GO, 4.75%, 12/01/2050	500	541
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	609
Series A2, Rev., 4.38%, 12/01/2047	795	843
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,541
Poudre Tech Metropolitan District, GO, AGM, 3.00%, 12/01/2022	420	432
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	3,000	4,569
Pueblo County School District No. 70, Series A, GO, 4.00%, 12/01/2026	1,355	1,586
Pueblo Urban Renewal Authority, Everaz Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	718
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	682
Series A, Rev., 5.00%, 01/15/2027	1,000	1,201
Series A, Rev., 5.00%, 01/15/2032	1,470	1,898
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	491
State of Colorado, Series A, COP, 5.00%, 09/01/2026	1,500	1,813
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	550
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,661
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	500	552
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	635
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,580

		97,816

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	289
Connecticut Housing Finance Authority, Series E1, Rev., 3.00%, 11/15/2050	1,845	1,986
Connecticut Housing Finance Authority, Mortgage Finance Program, Series A1, Rev., 3.50%, 11/15/2045	3,680	4,062
Connecticut Housing Finance Authority, Social Bonds, Series B1, Rev., GNMA/FNMA/FHLMC, 3.00%, 11/15/2049	1,595	1,734
Connecticut State Health & Educational Facilities Authority, Yale University,
Series U2, Rev., 2.00%, 07/01/2033 (z)	250	251
Series A, Rev., 0.38%, 07/01/2035 (z)	6,415	6,407
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	668
Series A, Rev., 5.00%, 07/01/2033	565	741
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2038 (w)	3,500	4,002
Rev., 4.00%, 07/01/2041 (w)	2,250	2,553
Rev., 5.00%, 07/01/2024 (w)	175	191
Rev., 5.00%, 07/01/2030 (w)	865	1,079
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	4,126
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	636
Connecticut State, Health & Educational Facilities Authority, Series J, Rev., 5.00%, 11/01/2025 (p)	1,000	1,004
Connecticut State, Health & Educational Facilities Authority, Bridgeport Hospital, Series D, Rev., 5.00%, 07/01/2025	3,565	3,688
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	851
Series K, Rev., 5.00%, 07/01/2037	950	1,198
Connecticut State, Health & Educational Facilities Authority, Yale University,
Series A2, Rev., 2.00%, 07/01/2042 (z)	3,575	3,795
Series A, Rev., 1.10%, 07/01/2048 (z)	1,755	1,775
Series C1, Rev., 5.00%, 07/01/2040 (z)	2,515	3,142
East Hartford Housing Authority, Veterans Terrace Project, Rev., HUD, 0.25%, 06/01/2023 (z)	285	285
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2022	1,655	1,668
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,531
Series 2021A, GO, 4.00%, 01/15/2027	7,000	8,207
Series 2021A, GO, 4.00%, 01/15/2028	3,500	4,180
Series A, GO, 4.00%, 03/15/2032	850	938
Series B, GO, 5.00%, 06/15/2026	1,000	1,163
Series E, GO, 5.00%, 10/15/2026	1,500	1,827
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	1,150	1,335
Rev., 5.00%, 05/01/2040	300	380
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,376
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (w)	195	204

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	623
GO, BAM, 5.00%, 08/15/2029	575	730
GO, BAM, 5.00%, 08/15/2031	500	654
Series A, GO, BAM, 5.00%, 08/01/2032	500	637
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	2,590	2,986
Series A, Rev., 5.00%, 08/15/2026	1,400	1,513
Series A, Rev., 5.00%, 01/15/2037	3,000	3,560

		81,975

Delaware — 0.5%
Delaware State Economic Development Authority, Nrg Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	4,092
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	6,737
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,240
Rev., 5.00%, 07/01/2033	2,265	2,951
State of Delaware,
GO, 5.00%, 02/01/2028	6,520	8,204
GO, 4.00%, 02/01/2031	3,000	3,612
Series B, GO, 4.00%, 07/01/2024	1,750	1,929

		28,765

District of Columbia — 1.7%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,996
Series A, Rev., 4.00%, 03/01/2037	2,000	2,368
Series A, Rev., 4.00%, 03/01/2040	10,000	11,732
Series A, GO, 5.00%, 06/01/2022	2,175	2,245
Series A, Rev., 5.00%, 12/01/2022	2,000	2,112
Series A, Rev., 5.00%, 03/01/2031	1,500	1,938
Series C, Rev., 4.00%, 05/01/2039	2,500	2,969
Series C, Rev., 5.00%, 10/01/2030	4,500	5,834
District of Columbia Housing Finance Agency, 218 Vine St Project, Rev., 0.30%, 01/01/2040 (z)	2,500	2,504
District of Columbia, Association American Medical Colleges,
Series B, Rev., 5.00%, 10/01/2041 (p)	1,850	1,850
Series B, Rev., 5.25%, 10/01/2036 (p)	12,425	12,425
District of Columbia, Income Tax, Series B, Rev., 5.00%, 12/01/2026	3,440	3,628
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	837
District of Columbia, National Public Radio, Rev., 4.00%, 04/01/2032 (p)	1,500	1,729
District of Columbia, Water & Sewer Authority, Subordinated Lien, Series A, Rev., 5.00%, 10/01/2027	615	644
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,607
Rev., AMT, 5.00%, 10/01/2029	2,000	2,454
Series A, Rev., AMT, 5.00%, 10/01/2027	4,000	4,933
Series A, Rev., AMT, 5.00%, 10/01/2031	5,000	6,346
Series A, Rev., AMT, 5.00%, 10/01/2032	2,000	2,564

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2022	850	890
Series A, Rev., AMT, 5.00%, 10/01/2023	1,000	1,092
Series A, Rev., AMT, 5.00%, 10/01/2025	2,000	2,339
Series A, Rev., AMT, 5.00%, 10/01/2026	1,500	1,805
Metropolitan Washington Airports Authority, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2028	1,000	1,258
Series A, Rev., AMT, 5.00%, 10/01/2034	395	498
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	1,121
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041	350	443
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,211
Series A, Rev., 4.00%, 10/01/2036	330	392
Series A, Rev., 5.00%, 10/01/2033	1,000	1,286
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,284
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,958
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,993
Series A, Rev., 5.00%, 07/15/2031	4,240	5,566
Series A, Rev., 5.00%, 07/15/2037	2,000	2,569
Washington Metropolitan Area Transit Authority, Green Bond,
Series A, Rev., 5.00%, 07/15/2028	2,280	2,895
Series A, Rev., 5.00%, 07/15/2029	1,540	1,997

		103,312

Florida — 3.9%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinic, Rev., 5.00%, 12/01/2032	1,000	1,275
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	415
Special Assessment, 3.13%, 05/01/2041	1,775	1,744
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	993
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	366
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	25	25
Special Assessment, 3.13%, 12/15/2030	125	129
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	395	397
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,783
Brevard County Housing Finance Authority, Tropical Manor Apartaments, Rev., 0.25%, 12/01/2023 (z)	270	270
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,661
Capital Trust Agency, Inc., Imagine School at North Manate, Rev., 5.00%, 06/01/2041 (e)	325	370
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	180

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Capital Trust Agency, Inc., Lutz Perparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	335
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	728
Series D, Rev., 5.00%, 07/01/2032	1,000	1,332
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,959
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	13,145
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	260	259
Citizens Property Insurance, Inc., Senior Secured, Series A1, Rev., 5.00%, 06/01/2022	320	330
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	310
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,607
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	580
Rev., 4.00%, 11/01/2045	1,500	1,696
City of Lake Worth Beach Consolidated Utility Revenue,
Rev., BAM, 5.00%, 10/01/2029	1,930	2,493
Rev., BAM, 5.00%, 10/01/2030	2,135	2,809
City of Port St Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,262
City Of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	109
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	3,000	3,808
County of Broward Airport System Revenue, Series P1, Rev., AMT, 5.00%, 10/01/2026 (p)	1,120	1,173
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	794
Series A, Rev., AMT, 5.00%, 10/01/2028	800	1,005
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,507
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	3,388
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	5,209
County of Miami-Dade Aviation Revenue,
Series A, Rev., 5.00%, 10/01/2025	1,250	1,465
Series A, Rev., AMT, 5.00%, 10/01/2025 (p)	2,250	2,356
Series A, Rev., 5.00%, 10/01/2031	2,000	2,596
Series A, Rev., AMT, 5.00%, 10/01/2031 (p)	1,000	1,047
Series A, Rev., AMT, 5.00%, 10/01/2032 (p)	1,000	1,047
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	3,130
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,892
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,309
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,455	1,630
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	411
County of Miami-Dade, Transit System, Sales Tax,
Rev., 5.00%, 07/01/2025 (p)	35	36
Rev., 5.00%, 07/01/2042 (p)	5,000	5,181
County of Miami-Dade, Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2031	1,500	2,001
Series B, Rev., 5.00%, 10/01/2031	500	586
Series B, Rev., 5.00%, 10/01/2033	1,000	1,167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Series B, Rev., AGM, 5.25%, 10/01/2022	1,125	1,182
Cypress Bluff Community, Development District, Delaware Webb Project, Series A, Special Assessment, 2.70%, 05/01/2025 (e)	190	193
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	408
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	317
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	300	301
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	530
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	10,338
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,500	1,612
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040 (e)	400	460
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	510	508
Florida Development Finance Corp., Virgin Trains Usa Passenger, Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,000	2,037
Florida Development Finance Corp., Virgin Trains USA Passenger, Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,292
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,295	1,413
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,650	2,875
Florida Housing Finance Corp., Social Bonds, Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	12,000	12,978
Florida Housing Finance Corp., Valencia Park Apartments, Series A, Rev., 0.25%, 12/01/2023 (z)	2,450	2,448
Florida Keys Aqueduct Authority, Series B, Rev., 5.00%, 09/01/2025	1,070	1,255
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,426
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,900
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,818
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,687
Hammock Reserve Community Development District, Assesment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	576
Highlands County Health Facilities Authority, Adventhealth Obligated, Rev., VRDO, 0.05%, 10/07/2021 (z)	15,000	15,000
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.05%, 10/07/2021 (z)	6,000	6,000
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A, Rev., 4.00%, 08/01/2045	3,275	3,787
Hillsborough County, School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2029 (p)	200	207
JEA Electric System, Series 3A, Rev., 5.00%, 10/01/2022	370	388
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2021	500	500
Series 3A, Rev., 5.00%, 10/01/2035	5,000	6,385
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,581
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	2,795	3,751

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
JEA Water & Sewer System Revenue,
Series A, Rev., 4.00%, 10/01/2037	750	916
Series A, Rev., 5.00%, 10/01/2025	1,000	1,179
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	1,087
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	325
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	1,165	1,176
Special Assessment, 3.20%, 05/01/2030 (e)	545	564
Special Assessment, 3.50%, 05/01/2040	925	946
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	560	568
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	2,810	2,811
Miami-Dade County Housing Finance Authority, Sunset Bay Apartments, Rev., 0.25%, 12/01/2023 (z)	945	945
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	362
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,377
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	220	223
Orange County Housing Finance Authority, Dunwoodie Place Apartments, Rev., 0.20%, 09/01/2024 (z)	1,920	1,917
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	3,033
Series C, Rev., 5.00%, 10/01/2022	1,500	1,572
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,689
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	834
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	2,111
Pine Ridge Plantation Community Development District, Senior Lien,
Series A1, Special Assessment, AGM, 3.00%, 05/01/2022	470	476
Series A1, Special Assessment, AGM, 3.00%, 05/01/2023	480	497
Pinellas County Housing Finance Authority, Lexington Club Renaissance, Rev., 0.30%, 04/01/2023 (z)	2,000	2,000
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	125	124
Special Assessment, 2.85%, 05/01/2031	25	25
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	532
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	477
Sarasota County Public Hospital District, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.05%, 10/07/2021 (z)	5,730	5,730
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	661
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	414
School District of Broward County, Series A, COP, 5.00%, 07/01/2025 (p)	2,830	2,931
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	485

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,329
State of Florida Department of Transportation, Indirect Garvee, Series A, Rev., 5.00%, 07/01/2023	5,000	5,413
State of Florida, Department of Transportation, Turnpike System Revenue,
Series A, Rev., 5.00%, 07/01/2022	1,310	1,357
Series A, Rev., 5.00%, 07/01/2029	2,000	2,590
Series B, Rev., 5.00%, 07/01/2023	125	135
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	227
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	675	680
Special Assessment, 3.00%, 12/15/2030 (e)	475	483
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	1,055
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	40	40
Special Assessment, 2.88%, 06/15/2031 (e)	60	60
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	500	504
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	126
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	1,000	1,015
Special Assessment, 2.63%, 05/01/2030 (e)	1,500	1,561
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	681

		236,696

Georgia — 2.3%
Savannah Economic Development Authority, Series A, Rev., Zero Coupon, 12/01/2021 (p)	4,000	3,999
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	575
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,301
Rev., 4.00%, 03/01/2036	1,000	1,178
Rev., 4.00%, 03/01/2037	1,135	1,328
Rev., 4.00%, 03/01/2038	1,000	1,167
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group,
Series A, Rev., 4.00%, 07/01/2044	3,000	3,462
Series A, Rev., 4.00%, 07/01/2049	4,150	4,757
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,118
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026 (w)	960	1,147
Series C, Rev., AMT, 5.00%, 07/01/2034 (w)	540	701
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	3,000	3,761
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	4,131
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,458
City of Atlanta, Water & Wastewater Revenue, Rev., 5.00%, 11/01/2024	3,110	3,556

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 4.00%, 04/01/2033	500	595
Dawson County Development Authority, Peaks Of Dawsonville Project, Rev., 0.28%, 10/01/2023	1,500	1,498
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	285
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	257
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	128
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	1,172
Georgia Housing & Finance Authority, Series A, Rev., 4.00%, 06/01/2050	3,680	4,099
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2026	3,200	3,847
Rev., 5.00%, 06/01/2027	5,250	6,484
Rev., 5.00%, 06/01/2028	5,500	6,949
Rev., 5.00%, 06/01/2030	6,205	8,140
Henry County School District, GO, 4.00%, 08/01/2026	1,175	1,364
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	5,000	5,314
Series B, Rev., 4.00%, 08/01/2049 (z)	2,675	2,948
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	113
Series C, Rev., 4.00%, 03/01/2050 (z)	7,350	8,388
Series C, Rev., 4.00%, 05/01/2052 (z)	5,810	6,860
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	11,878
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 5.00%, 06/15/2024	470	528
Rev., 5.00%, 06/15/2025	360	418
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,957
Series A, Rev., 5.00%, 11/01/2027	250	310
Series A, Rev., 5.00%, 11/01/2029	250	323
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,320
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	385
Rev., AGM, 4.00%, 01/01/2041	1,000	1,152
Rev., 5.00%, 01/01/2023	200	211
Rev., AGM, 5.00%, 01/01/2025	200	229
Rev., AGM, 5.00%, 01/01/2027	125	152
Municipal Electric Authority of Georgia, Project One, Subordinated,
Series B, Rev., 4.00%, 01/01/2039	1,400	1,634
Series B, Rev., 5.00%, 01/01/2023	1,000	1,058
Northwest Georgia Housing Authority, Charles Hight Apartments Project, Rev., FHA, 0.25%, 08/01/2022 (z)	335	335
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	259

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Northwest Georgia Housing Authority, Park Homes Apartments Project, Rev., FHA, 0.25%, 08/01/2022 (z)	365	365
Private Colleges & Universities Authority, Various Emory University, Series B, Rev., (SIFMA Municipal Swap Index + 0.42%), 0.47%, 10/01/2039 (aa)	1,000	1,000
Richmond County Development Authority, Subordinated, Series C, Rev., Zero Coupon, 12/01/2021 (p)	3,645	3,644
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	156
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	111
Series A, GO, 5.00%, 08/01/2023	1,010	1,099
Series C, GO, 4.00%, 10/01/2022	2,015	2,092
Series E, GO, 5.00%, 12/01/2021	1,865	1,879
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	2,000	2,443
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,588
Tender Option Bond Trust Receipts/Certificates, Series 2017-ZF0589, Rev., LIQ: Bank of America NA, 0.00%, 06/01/2049 (e) (z)	3,750	3,750
Thomaston Housing Authority, Fairview Apartments Project, Series A, Rev., FNMA HUD, 0.34%, 12/01/2023 (z)	4,250	4,254
Valdosta & Lowndes County Hospital Authority, South Medical Center Project, Series B, Rev., CNTY GTD, 5.00%, 10/01/2041 (p)	4,100	4,100

		142,710

Guam — 0.0% (g)
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042 (w)	1,000	1,117

Hawaii — 0.4%
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	18
Series A, GO, 5.00%, 09/01/2027	30	37
County of Maui, GO, 5.00%, 03/01/2028	1,175	1,477
State of Hawaii,
Series EA, GO, 5.00%, 12/01/2023	2,000	2,015
Series FE, GO, 5.00%, 10/01/2021	2,500	2,500
Series FG, GO, 4.00%, 10/01/2032	2,000	2,301
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,853
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	2,009
Series B, Rev., 5.00%, 07/01/2026	1,250	1,504
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	298
Series A, Rev., AMT, 4.00%, 07/01/2032	500	594
Series A, Rev., AMT, 4.00%, 07/01/2033	750	889
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	4,196
Series A, Rev., AMT, 5.00%, 07/01/2027	250	305
Series A, Rev., AMT, 5.00%, 07/01/2028	500	624
Series A, Rev., AMT, 5.00%, 07/01/2029	250	318
Series C, Rev., 4.00%, 07/01/2032	200	243

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,280
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,314

		23,775

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	2,089
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 5.00%, 07/15/2029	280	361
Series A, Rev., 5.00%, 07/15/2030	1,250	1,636
Series A, Rev., 5.00%, 07/15/2031	750	997

		5,083

Illinois — 5.5%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	2,086
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	12
Series A, GO, 5.00%, 12/01/2041	1,000	1,231
Chicago Board of Education, Capital Appreciation, School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	480	467
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,130	977
Series B1, GO, NATL, Zero Coupon, 12/01/2022	1,105	1,098
Series B1, GO, NATL, Zero Coupon, 12/01/2028	200	178
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	956
Chicago Board of Education, Dedicated, Series C, GO, 5.00%, 12/01/2034	2,000	2,388
Chicago O’Hare International Airport, Rev., AMT, 5.00%, 01/01/2027	1,520	1,730
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., AMT, 5.00%, 01/01/2025 (p)	1,200	1,214
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	4,122
Series A, Rev., BAM, 4.00%, 01/01/2036	1,500	1,773
Series A, Rev., 5.00%, 01/01/2035	6,000	7,605
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5307, Rev., 5.00%, 06/01/2023	700	753
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,253
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,132
Rev., 5.25%, 12/01/2036 (p)	10,600	10,686
Rev., 5.25%, 12/01/2049	3,000	3,430
Series A, Rev., 5.00%, 12/01/2045	6,750	8,284
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,132
City of Chicago,
Series 20023B, GO, 5.00%, 01/01/2024	30	33
Series A, GO, 5.00%, 01/01/2027	2,180	2,376
Series A, GO, 5.50%, 01/01/2033	1,815	2,049
Series A, GO, 6.00%, 01/01/2038	9,260	11,348
Series C, GO, Zero Coupon, 01/01/2027	500	446
Series C, GO, 5.00%, 01/01/2025	45	51
Series C, GO, 5.00%, 01/01/2028	1,450	1,674

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Waterworks Revenue, Second Lien Project, Rev., 5.00%, 11/01/2023	100	109
City of Chicago, Capital Appreciation City Colleges, GO, NATL, Zero Coupon, 01/01/2031	75	62
City of Chicago, Waterworks Revenue, Second Lien, Rev., 4.00%, 11/01/2021	200	201
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,992
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,435
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	2,214
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,313
Cook County, Community Unit School District No. 401, Elmwood Park,
GO, 3.00%, 12/01/2021	715	718
GO, 3.00%, 12/01/2022	500	516
County of Cook,
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,221
Series A, GO, 5.00%, 11/15/2026	3,900	4,731
Series A, GO, 5.00%, 11/15/2028	2,300	2,902
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,567
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	859
Series A, Rev., 4.00%, 07/15/2039	3,000	3,596
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	3,032
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	549
Illinois Finance Authority, Advocate Health Care, Rev., 5.00%, 06/01/2042 (p)	1,000	1,032
Illinois Finance Authority, Advocate Health Care Network Project,
Rev., 4.00%, 11/01/2030	2,600	2,923
Rev., 4.00%, 06/01/2047 (p)	2,550	2,613
Rev., 5.00%, 05/01/2022	1,000	1,027
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	895
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	500	603
Illinois Finance Authority, Ascension Health, Series A, Rev., 5.00%, 11/15/2037 (p)	1,530	1,539
Illinois Finance Authority, Ascension Health Credit, Series C, Rev., 5.00%, 02/15/2036	1,355	1,621
Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.05%, 10/07/2021 (z)	6,000	6,000
Illinois Finance Authority, Centegra Health System,
Series A, Rev., 5.00%, 09/01/2025 (p)	1,495	1,696
Series A, Rev., 5.00%, 09/01/2027 (p)	1,200	1,361
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,998
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	10,023
Rev., 4.00%, 07/01/2040	1,500	1,793
Rev., 5.00%, 01/01/2022	1,500	1,518
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	2,005
Rev., 5.00%, 10/01/2032	750	957
Rev., 5.00%, 10/01/2034	125	159
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond,
Rev., 5.00%, 01/01/2022	220	223
Rev., 5.00%, 07/01/2023	1,650	1,788
Rev., 5.00%, 01/01/2028	100	125

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,266
Illinois Finance Authority, Northshore University Health System,
Rev., 5.00%, 08/15/2031	1,000	1,308
Rev., 5.00%, 08/15/2035	1,500	1,933
Illinois Finance Authority, Northwest Community Hospital, Series A, Rev., 5.00%, 07/01/2027	1,000	1,200
Illinois Finance Authority, OSF Healthcare System, Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,514
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	472
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 0.75%, 05/01/2042 (aa)	180	180
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,532
Illinois Finance Authority, Swedish Covenant Hospital, Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	2,041
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 5.00%, 08/15/2031	2,530	3,367
Series B, Rev., 5.00%, 08/15/2053 (z)	285	379
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2025	545	642
Series A, Rev., 5.00%, 10/01/2028	3,000	3,819
Series A, Rev., 5.00%, 10/01/2034	1,750	2,481
Series A, Rev., 5.00%, 10/01/2035	1,400	2,023
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	268
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,355	1,498
Illinois Housing Development Authority, Concord Commons, Rev., 0.25%, 02/01/2024 (z)	1,745	1,744
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	4,420	4,796
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	460	501
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	620
Rev., AGM, 5.25%, 06/15/2031	225	248
Illinois State Toll Highway Authority,
Series A, Rev., 5.00%, 01/01/2044	1,000	1,229
Series B, Rev., 5.00%, 01/01/2029	100	118
Series C, Rev., 5.00%, 01/01/2023	60	63
Series D, Rev., 5.00%, 01/01/2024	1,000	1,103
Series A, Rev., 5.00%, 01/01/2028	185	215
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	6,001
Series B, Rev., 5.00%, 01/01/2028	7,020	8,757
Series B, Rev., 5.00%, 01/01/2041	2,000	2,356
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,296
Series A, Rev., 5.00%, 01/01/2037	1,555	2,006
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior, Rev., 5.00%, 01/01/2031	1,000	1,288
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,581
GO, AGM, 4.00%, 01/01/2045	3,000	3,307
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	1,500	1,110
Metropolitan Pier & Exposition Authority Revenue, Mccormick Place Expansion, Rev., 5.00%, 06/15/2042	2,500	3,091

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority, Capital Appreciation,Mccormick, Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	614
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion,
Rev., 3.00%, 06/15/2025 (w)	150	159
Rev., 4.00%, 12/15/2042 (w)	3,990	4,531
Rev., 4.00%, 12/15/2047 (w)	1,000	1,123
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,485
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,190
Railsplitter Tobacco Settlement Authority,
Rev., 5.00%, 06/01/2022	1,250	1,289
Rev., 5.00%, 06/01/2023	130	140
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	30
Sales Tax Securitization Corp., Second Lien, Series A, Rev., BAM, 5.00%, 01/01/2037	750	943
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	831
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,428
State of Illinois,
GO, 4.00%, 06/01/2036	485	532
GO, 5.00%, 07/01/2023	1,000	1,079
GO, 5.00%, 08/01/2024	850	882
GO, 5.00%, 02/01/2026	1,000	1,175
GO, 5.00%, 01/01/2028	6,810	7,889
GO, 5.00%, 02/01/2028	3,000	3,575
GO, 5.00%, 01/01/2029	2,085	2,407
GO, 5.00%, 02/01/2029	2,000	2,362
GO, 5.25%, 02/01/2030	2,000	2,198
GO, 5.50%, 05/01/2030	2,000	2,607
Series A, GO, 4.00%, 01/01/2026	1,050	1,059
Series A, GO, 5.00%, 10/01/2021	80	80
Series A, GO, 5.00%, 10/01/2023	300	327
Series A, GO, 5.00%, 11/01/2026	2,500	2,988
Series A, GO, 5.00%, 03/01/2027	2,355	2,834
Series A, GO, 5.00%, 03/01/2028	2,500	3,064
Series B, GO, 5.00%, 10/01/2026	1,000	1,193
Series B, GO, 5.00%, 10/01/2029	1,000	1,253
Series B, GO, 5.00%, 10/01/2031	5,000	6,323
Series B, GO, 5.50%, 05/01/2039	250	316
Series C, GO, 5.00%, 11/01/2029	2,900	3,476
Series D, GO, 5.00%, 11/01/2021	4,515	4,531
Series D, GO, 5.00%, 11/01/2026	4,480	5,355
Series D, GO, 5.00%, 11/01/2027	6,130	7,468
Series D, GO, 5.00%, 11/01/2028	2,750	3,325
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,329
GO, 7.35%, 07/01/2035	4,000	5,078
Tender Option Bond Trust Receipts/Certificates, Series 2018-XL0082, Rev., VRDO, LIQ: Barclays Bank plc, 0.10%, 10/07/2021 (e) (z)	15,370	15,370

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
University of Illinois, Auxiliary Facilities System,
Series A, Rev., 5.00%, 04/01/2022	300	307
Series A, Rev., 5.00%, 04/01/2025	140	156
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	12,367
Will Grundy Etc Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,754

		338,175

Indiana — 2.3%
City of Franklin, Otterbeit Homes, Series B, Rev., 5.00%, 07/01/2023	115	124
City of Hobart, A Safe Haven For Veterans, Rev., 0.25%, 09/01/2022 (z)	1,750	1,748
City of Mount Vernon, Southern Industry Gas And Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	250
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	108
City of Rockport, Rockport Pollution Control, Aep Generating Company Project, Series A, Rev., 1.35%, 07/01/2025 (z)	20	20
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,689
City of Whiting, Whiting Industry Environmental Facilities, Bp Products North America, Inc., Series A, Rev., AMT, 5.00%, 03/01/2046 (z)	1,585	1,687
County of Knox, Good Samaritan Hospital, Series A, Rev., 5.00%, 04/01/2037	1,200	1,222
Indiana Development Finance Authority, Waste Management, Inc. Project, Rev., AMT, 0.40%, 10/01/2031 (z)	660	660
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,719
Indiana Finance Authority, Community Foundation Northwest Industry, Rev., 4.00%, 03/01/2034 (p)	150	152
Indiana Finance Authority, Community Health Network, Series A, Rev., 5.00%, 05/01/2042 (p)	665	715
Indiana Finance Authority, Cwa Authority Project, Green Bonds, Rev., 5.00%, 10/01/2031	500	659
Indiana Finance Authority, Cwa Authority, First Lien, Series A, Rev., 5.25%, 10/01/2025	1,325	1,325
Indiana Finance Authority, Duke Energy Industry Project, Series A4, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.08%, 10/01/2021 (z)	2,500	2,500
Indiana Finance Authority, First Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2023	550	602
Rev., 5.00%, 10/01/2025	1,095	1,289
Rev., 5.00%, 10/01/2034	5,000	6,647
Indiana Finance Authority, Green Bond, State Revolving Fund, Rev., 5.00%, 02/01/2047 (p)	7,000	9,024
Indiana Finance Authority, Indiana University Health, Series C, Rev., 5.00%, 12/01/2022	250	264
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,827
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,921
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2045	5,000	5,699
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B, Rev., 2.50%, 11/01/2030	1,000	1,007
Indiana Finance Authority, Parkview Health, Series A, Rev., 5.00%, 11/01/2025	1,105	1,301
Indiana Finance Authority, Second Lien, CWA Authority Project,
Rev., 5.00%, 10/01/2022	450	471
Rev., 5.00%, 10/01/2023	190	208
Rev., 5.00%, 10/01/2034	2,000	2,641
Rev., 5.00%, 10/01/2035	3,000	3,955
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	160

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	1,051
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,540
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	92
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	650	704
Indiana Housing & Community Development Authority , RD Moving Forward Justus Project, Rev., 0.33%, 06/01/2024 (z)	1,545	1,544
Indiana University, Series X, Rev., 3.00%, 08/01/2029	1,000	1,083
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,957
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	10,573
Series A, Rev., 5.00%, 06/01/2022	1,000	1,031
Series A, Rev., 5.00%, 06/01/2024	165	185
Series A, Rev., 5.00%, 06/01/2025	500	580
Series B, Rev., 5.00%, 02/01/2024	175	193
Series B, Rev., 5.00%, 02/01/2025	205	226
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	237
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport,
Rev., AMT, 5.00%, 01/01/2026	1,050	1,237
Rev., AMT, 5.00%, 01/01/2029	2,855	3,589
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2028	3,715	4,076
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,292
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,194
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,385
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,928
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,832
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	5,524
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,652
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	11,827
Purdue University, Series EE, Rev., 5.00%, 07/01/2034	1,500	1,955
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,504
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,148

		143,733

Iowa — 0.6%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,594
GO, AGM, 5.00%, 06/01/2026	1,290	1,534
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,377
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	385	425
Iowa Finance Authority, Cj Bio America, Incorporate Project, Rev., VRDO, LOC: Korea Development Bank, 0.09%, 10/07/2021 (z)	12,000	12,000
Iowa Finance Authority, Fertilizer Co. Project, Rev., 5.25%, 12/01/2025	3,550	3,840

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Green Bond, Gevo NW Iowa Renewable Natural Gas Project, Rev., AMT, LOC: Citibank NA, 1.50%, 01/01/2042 (z)	790	795
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	2,230	2,418
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	1,000	1,184
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,929
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	6,523

		35,619

Kansas — 0.4%
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	1,110
City of Olathe , Temporary Notes, Series A, GO, 4.00%, 08/01/2022	5,000	5,161
State of Kansas, Department of Transportation, Series C3, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.40%), 0.46%, 09/01/2023 (aa)	2,000	2,004
University of Kansas Hospital Authority, Rev., 5.00%, 03/01/2031	1,230	1,594
University of Kansas Hospital Authority, University Kansas Health System, Series A, Rev., 5.00%, 03/01/2047	10,000	11,892
Wyandotte County-Kansas City Unified Government Utility System Revenue, Improvement, Series B, Rev., 5.00%, 09/01/2026 (p)	210	219

		21,980

Kentucky — 1.1%
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	7,620	7,797
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	600
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	8,161
County of Trimble, Louisville Gas And Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	998
Kentucky Asset Liability Commission, Project Notes, Series A, Rev., 5.00%, 09/01/2022	2,000	2,087
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	493
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,620
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,788
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	1,100	1,099
Kentucky Housing Corp., City View Park Project, Rev., 1.16%, 02/01/2023 (z)	3,500	3,511
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	3,170	3,174
Kentucky Housing Corp., Winterwood II Rural Housing, Rev., 0.37%, 10/01/2024 (z)	1,295	1,296
Kentucky Public Energy Authority, Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 1.18%, 12/01/2049 (aa)	1,000	1,019
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	3,475	3,827
Kentucky State Property & Building Commission, Project 125, Series A, Rev., 5.00%, 09/01/2022	345	360
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	174
COP, BAM, 4.00%, 11/01/2035	135	161
COP, BAM, 4.00%, 11/01/2036	155	184
COP, BAM, 4.00%, 11/01/2038	650	767
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,726
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	799

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric,
Rev., VRDO, 0.04%, 10/07/2021 (z)	10,000	10,000
Rev., 2.00%, 10/01/2033	2,000	2,003
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	2,007
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc.,
Rev., 4.00%, 10/01/2034	125	141
Rev., 4.00%, 10/01/2035	500	565
Tender Option Bond Trust Receipts/Certificates, Series 2018-XG0161, Rev., AGM, LOC: Bank of America NA, LIQ: Bank of America NA, 0.00%, 12/01/2041 (e) (z)	5,460	5,460

		64,817

Louisiana — 1.4%
City of Alexandria, Utilities Revenue, Series A, Rev., 5.00%, 05/01/2038 (p)	4,000	4,302
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax,
Rev., AGM, 5.00%, 08/01/2022	80	83
Rev., AGM, 5.00%, 08/01/2027	1,400	1,724
East Baton Rouge Parish, Sewerage Commission, Series B, Rev., 5.00%, 02/01/2039 (p)	1,200	1,383
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,563
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax, 5.00%, 07/15/2027	900	932
Lakeshore Villages Master Community Development District, Parish of St Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	618
Louisiana Housing Corp., Arbours at Lafayette Project, Rev., 0.35%, 04/01/2024 (z)	2,320	2,321
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,952
Louisiana Housing Corp., Stone Vista Apartments Project, Rev., 0.32%, 12/01/2023 (z)	1,250	1,250
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewage Commission, Subordinated Lien,
Rev., 5.00%, 02/01/2028 (p)	1,655	1,836
Series A, Rev., 4.00%, 02/01/2048 (p)	1,660	1,743
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,780
Rev., 2.50%, 04/01/2036	1,000	1,015
Louisiana Public Facilities Authority, Lafayette General Health, Series A, Rev., 5.00%, 11/01/2041 (p)	800	947
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2037	2,020	2,351
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	2,935	3,381
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,744
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2027	1,600	1,824
Series B, Rev., AMT, 5.00%, 01/01/2040	3,000	3,389
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,307
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,181
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,873
Parish of St. James, Various Nucor Steel Louisiana, Series A1, Rev., VRDO, 0.09%, 10/07/2021 (z)	5,000	5,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	903
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,431
Regional Transit Authority Sales Tax Revenue, Series A, Rev., AGM, 5.00%, 01/01/2029	3,000	3,824
St Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,980
Series A, Rev., 5.00%, 07/01/2034	1,655	2,016
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	11,984
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien,
Series A, Rev., 0.60%, 05/01/2043 (z)	4,135	4,137
Series D, Rev., 0.55%, 05/01/2043 (z)	2,295	2,296
Series D, Rev., 0.60%, 05/01/2043 (z)	1,605	1,606
Tobacco Settlement Financing Corp., Asset Backed, Series A, Rev., 5.00%, 05/15/2023	125	134

		83,810

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	699
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	180
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	85
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	99
Maine Health & Higher Educational Facilities Authority,
Series A, Rev., AGM, 5.00%, 07/01/2030	50	65
Series A, Rev., AGM, 5.00%, 07/01/2031	295	392
Series A, Rev., AGM, 5.00%, 07/01/2032	315	417
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	10,452
Rev., 5.00%, 07/01/2031	400	523
Rev., 5.00%, 07/01/2033	1,155	1,499

		14,411

Maryland — 2.3%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	4,015
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	573
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	555	618
County of Frederick, Public Facilities Project, Series A, GO, 5.00%, 10/01/2022	4,995	5,235
County of Howard, Metropolitan District, Series E, GO, 5.00%, 02/15/2027	1,850	2,269
County of Montgomery,
Series A, GO, 4.00%, 08/01/2031	5,000	6,172
Series B, GO, 4.00%, 11/01/2028	7,985	9,664
Series C, GO, 5.00%, 10/01/2026	1,000	1,215
County of Prince George’s, Behavioral Health Facility,
COP, 5.00%, 10/01/2022	830	870
COP, 5.00%, 10/01/2023	650	711
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	848
County of Prince George’s, Public Improvement, Series A, GO, 4.00%, 07/15/2032	5,000	6,038
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	3,645	3,975
Series B, Rev., 4.00%, 09/01/2049	2,035	2,244

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Series D, Rev., 3.25%, 09/01/2050	490	534
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,315	1,452
Series A, Rev., 4.50%, 09/01/2048	5,965	6,703
Series B, Rev., AMT, 4.50%, 09/01/2048	5,300	5,921
Maryland Economic Development Corp., Morgan State University Project, Rev., 4.00%, 07/01/2040	665	757
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,557
Tax Allocation, 4.00%, 09/01/2040	1,280	1,460
Maryland Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2043 (p)	2,000	2,072
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	2,308
Rev., 5.00%, 01/01/2025 (w)	470	536
Rev., 5.00%, 01/01/2036 (w)	2,290	2,918
Maryland Health & Higher Educational Facilities Authority, Ascension Health, Series B, Rev., 5.00%, 11/15/2051 (p)	1,150	1,156
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Series A, Rev., 5.00%, 07/01/2023 (p)	1,415	1,466
Maryland Health & Higher Educational Facilities Authority, Loyola University Maryland, Series A, Rev., 5.00%, 10/01/2039 (p)	5,275	5,530
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,493
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Rev., 5.00%, 07/01/2024 (p)	2,500	2,815
State of Maryland,
Series B, GO, 5.00%, 08/01/2022	430	447
Series A, GO, 2.75%, 08/01/2025	1,735	1,811
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2037	865	1,024
Rev., AMT, 4.00%, 08/01/2038	965	1,139
Rev., AMT, 4.00%, 08/01/2039	1,160	1,365
State of Maryland, First, Series A, GO, 5.00%, 03/01/2024 (p)	1,000	1,020
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,907
State of Maryland, Group 2, State and Local Facilities Loan, GO, 5.00%, 08/01/2033	2,000	2,618
State of Maryland, Local Facilities Loan,
Series A, GO, 4.00%, 03/15/2034	13,070	15,846
Series A, GO, 5.00%, 08/01/2028	7,000	8,899
State of Maryland, Second, Series B, GO, 5.00%, 08/01/2025 (p)	505	525
Tender Option Bond Trust Receipts/Certificates, Series 2018-XF0605, Rev., LIQ: Bank of America NA, 0.00%, 05/01/2047 (e) (z)	3,300	3,300
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	4,000	5,174
Series A, Rev., VRDO, BAN, CNTY GTD, 0.04%, 10/07/2021 (z)	3,400	3,400
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 4.00%, 06/01/2022	75	77
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,893
Series 2, Rev., CNTY GTD, 5.00%, 06/01/2022	1,200	1,238

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Washington Suburban Sanitary Commission, Consolidated Public Improvement Bonds, Rev., CNTY GTD, 5.00%, 06/01/2033	3,000	3,763
Washington Suburban Sanitary Commission, Green Bond, Series 2, Rev., CNTY GTD, 5.00%, 12/01/2026	1,180	1,441

		140,012

Massachusetts — 1.4%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 06/01/2044 (z)	1,500	1,619
Series D, GO, 4.00%, 11/01/2036	2,500	3,036
Series D, GO, 4.00%, 11/01/2041	4,000	4,766
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	437
Commonwealth of Massachusetts, Consolidated Loan, Series D2, GO, 1.70%, 08/01/2043 (z)	1,000	1,013
Massachusetts Bay Transportation Authority Sales Tax Revenue, Subordinate Sustainability, Rev., BAN, 4.00%, 05/01/2025	5,000	5,629
Massachusetts Development Finance Agency,
Series A1, Rev., 5.00%, 07/01/2050 (z)	5,000	6,482
Series B, Rev., 0.25%, 07/01/2024 (z)	370	369
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	1,201
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,411
Massachusetts Development Finance Agency, Williams College Project, Rev., 0.45%, 07/01/2041 (z)	310	309
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	5,460	5,608
Series B, Rev., AMT, 5.00%, 07/01/2023	250	270
Series B, Rev., AMT, 5.00%, 07/01/2024	615	689
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,415
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	178
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 0.04%, 10/07/2021 (z)	4,015	4,015
Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., 1.85%, 11/01/2030 (z)	1,250	1,260
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,710	4,021
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	550
Massachusetts Housing Finance Agency, Substainability Bonds,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	105
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	140
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,315
Series B, Rev., AMT, 5.00%, 07/01/2033	465	607
Series B, Rev., AMT, 5.00%, 07/01/2034	415	539
Series B, Rev., AMT, 5.00%, 07/01/2035	495	641
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,965
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,618
Series E, Rev., AMT, 5.00%, 07/01/2046	6,500	8,161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts School Building Authority, Senior,
Series B, Rev., 5.00%, 08/15/2028 (p)	5,000	5,210
Series B, Rev., 5.00%, 10/15/2041 (p)	1,355	1,357
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,989
Massachusetts Water Resources Authority, Series C, Rev., 4.00%, 08/01/2022 (p)	3,180	3,280
Massachusetts Water Resources Authority, Green Bonds,
Series C, Rev., 4.00%, 08/01/2022 (p)	700	722
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	6,097

		87,024

Michigan — 1.4%
City of Detroit, Sewage Disposal System Revenue, Senior Lien, Series A, Rev., 5.00%, 07/01/2023	5,000	5,177
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	557
Series A, GO, 5.00%, 04/01/2039	115	140
Series A, GO, 5.00%, 04/01/2046	35	42
Series A, GO, 5.00%, 04/01/2050	30	36
City of Lansing, GO, AGM, 5.00%, 05/01/2028	515	642
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	89
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,830
L’Anse Creuse Public Schools, GO, Q-SBLF, 5.00%, 05/01/2029 (p)	2,405	2,792
Michigan Finance Authority,
Rev., 5.00%, 11/15/2022	125	131
Rev., 5.00%, 11/15/2023	1,375	1,510
Rev., 5.00%, 11/15/2025	435	503
Series A, Rev., 5.00%, 06/01/2039 (p)	5,085	5,246
Michigan Finance Authority, Aquinas College Project, Rev., 5.00%, 05/01/2036	300	336
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	116
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	887
Rev., 5.00%, 09/01/2033	800	1,025
Rev., 5.00%, 09/01/2034	570	728
Rev., 5.00%, 09/01/2035	1,200	1,528
Michigan Finance Authority, Holland Community Hospital, Series A, Rev., 5.00%, 01/01/2040	1,980	2,083
Michigan Finance Authority, Senior,
Series A, Rev., 4.00%, 06/01/2022	1,500	1,536
Series A, Rev., 5.00%, 06/01/2024	2,000	2,231
Michigan Finance Authority, Trinity Health Co., Rev., 5.00%, 12/01/2034 (p)	2,560	2,642
Michigan Finance Authority, Unrefunded Che Trinity Health, Rev., 4.00%, 12/01/2040	1,405	1,632
Michigan Finance Authority,Refunded, Hospital Trinity Health, Rev., 5.00%, 12/01/2039 (p)	1,000	1,008
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	3,116
Series I, Rev., 5.00%, 10/15/2029	1,750	2,282
Michigan State Building Authority, Facilities Program,
Series IA, Rev., 5.00%, 10/15/2023 (p)	1,140	1,142
Series IA, Rev., 5.50%, 10/15/2045 (p)	2,770	2,774

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan State Building Authority, Multi Modal Facilities Program, Rev., VRDO, 0.09%, 10/07/2021 (z)	3,500	3,500
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	125
Michigan State Hospital Finance Authority, Trinity Health, Rev., 5.00%, 12/01/2034 (p)	1,000	1,032
Michigan State Hospital Finance Authority, Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2029	1,010	1,254
Michigan State Hospital Finance Authority, Trinity Health Credit Group,
Rev., 5.00%, 12/01/2026 (p)	810	836
Series B, Rev., 5.00%, 12/01/2048 (p)	755	779
Michigan State Housing Development Authority,
Rev., 0.32%, 12/01/2023 (z)	4,150	4,155
Series A, Rev., 0.55%, 04/01/2025	375	375
Series C, Rev., 3.00%, 06/01/2051	2,750	2,976
Michigan State Housing Development Authority, Social Bond, Series A, Rev., 3.00%, 06/01/2052	1,690	1,842
Michigan State University,
Series A, Rev., 5.00%, 08/15/2022	705	734
Series A, Rev., 5.00%, 08/15/2029	2,000	2,589
Series A, Rev., 5.00%, 08/15/2038	250	270
Michigan State University, Board of Trustees, Series B, Rev., 4.00%, 02/15/2024	300	326
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (w) (z)	1,620	1,607
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,450
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	798
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,871
Monroe County Economic Development Corp., Collateral Detroit Edison Co., Series AA, Rev., NATL, 6.95%, 09/01/2022	2,500	2,650
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds,
Rev., 5.00%, 11/15/2022	1,195	1,259
Rev., 5.00%, 11/15/2032	1,150	1,548
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	527
State of Michigan, Garvee, Rev., GAN, 5.00%, 03/15/2024	1,435	1,599
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,711

		83,574

Minnesota — 1.0%
Burnsville-Eagan-Savage Independent School District No. 191, GO, 4.00%, 02/01/2026	1,210	1,387
City of Hopkins, Raspberry Ridge Project, Rev., HUD, 0.26%, 02/01/2024 (z)	1,105	1,104
City of Mahtomedi, Lincoln Place, Rev., HUD, 0.25%, 08/01/2023 (z)	620	620
City of Shakopee, Shakopee Housing, Rev., 0.25%, 08/01/2024 (z)	290	290
County of Hennepin,
Series A, GO, 5.00%, 12/01/2022	2,300	2,428
Series C, GO, 5.00%, 12/15/2032	3,000	3,897
Dakota County Community Development Agency, Aster House Apartments Project, Rev., 0.35%, 06/01/2024 (z)	4,815	4,820
Farmington Independent School District No. 192, Series A, GO, 5.00%, 02/01/2025	2,680	2,973
Housing & Redevelopment Authority of The City of St Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	10,757

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	1,033
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	895	972
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,145	1,246
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,795	4,103
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	476	487
Series I, Rev., 3.00%, 01/01/2051	3,880	4,205
Minnesota Housing Finance Agency, Non Ace Residential Housing, Series B, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2048	2,675	2,888
Minnesota Housing Finance Agency, Social Bonds, Series F, Rev., 3.00%, 07/01/2052	2,955	3,225
Minnesota Office of Higher Education, Supplemental Studnet Loan, Rev., AMT, 4.00%, 11/01/2037	3,315	3,486
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	4,076
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	1,500	1,524
State of Minnesota,
Series A, GO, 5.00%, 08/01/2026	250	303
Series A, GO, 5.00%, 10/01/2029	45	56
Series A, GO, 5.00%, 08/01/2031	840	1,082
Series A, GO, 5.00%, 08/01/2034	2,000	2,524
Series B, GO, 4.00%, 08/01/2028	2,000	2,416
Series B, GO, 5.00%, 08/01/2022	100	104
Series E, GO, 3.00%, 08/01/2026	710	792
State of Minnesota, Various Purpose, Series F, GO, 5.00%, 10/01/2021	1,000	1,000

		63,798

Mississippi — 0.0% (g)
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	173
Mississippi Home Corp., J&A Development Portfolio Project, Series 1, Rev., 0.30%, 02/01/2024 (z)	470	469
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	283
State of Mississippi, Series F, GO, 5.00%, 11/01/2030 (p)	1,000	1,184

		2,109

Missouri — 1.2%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	979
City of St Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,253
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	612
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,742
Series A, Rev., 4.00%, 11/01/2035	1,000	1,095
Hanley Road Corridor Transportation Development District, Rev., 1.00%, 10/01/2027	320	320
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	3,355
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series B, Rev., 4.00%, 05/01/2051 (z)	6,750	7,757

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	1,700	2,130
Health & Educational Facilities Authority of the State of Missouri, Lukes Health System, Rev., 4.00%, 11/15/2038	2,000	2,341
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,584
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	572
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	1,139
Kansas City Industrial Development Authority, Cathedral Towers, Rev., 0.35%, 12/01/2024 (z)	6,000	6,003
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,448
Rev., AMT, 4.00%, 03/01/2040	2,500	2,857
Rev., AMT, 5.00%, 03/01/2029	3,050	3,847
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	466
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	560	608
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	6,065	6,614
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	3,845	4,205
Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.00%, 01/01/2023 (p)	1,100	1,113
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	2,145
Orchard Farm R-V School District,
COP, 4.00%, 04/01/2027	400	458
COP, 4.00%, 04/01/2028	410	476
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	580
RBC Municipal Products, Inc. Trust, Floater Certificates, Series C16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.11%, 10/07/2021 (e) (z)	11,000	11,000
St Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,288
St Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,957
State of Missouri, Health & Educational Facilities, Saint Lukes Health System, Inc., Rev., 5.00%, 11/15/2023	290	318

		74,262

Montana — 0.2%
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	3,510	3,795
Series A1, Rev., 3.00%, 06/01/2051	4,800	5,205
Series B2, Rev., AMT, 3.50%, 12/01/2042	650	680
Series B, Rev., 3.00%, 12/01/2051	1,270	1,385
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,179
Montana State Board of Regents,
Series G, Rev., 5.00%, 11/15/2031 (w)	250	335
Series G, Rev., 5.00%, 11/15/2032 (w)	630	836

		13,415

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,486
Rev., 5.00%, 09/01/2042	625	651
City of Omaha, Various Purpose,
Series A, GO, 4.00%, 04/15/2022	1,125	1,148
Series A, GO, 4.00%, 04/15/2023	1,675	1,771
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	353
Douglas County Hospital Authority No. 2, Health Facilities Childrens Hospital, Rev., 5.00%, 11/15/2047	3,000	3,535
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,220
Douglas County, Hospital Authority No. 2, Childrens Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,549
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,123
Nebraska Public Power District, Series A, Rev., 0.60%, 01/01/2051 (z)	9,000	9,029

		26,865

Nevada — 1.2%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,184
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	210	224
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,455
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	624
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,760
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,337
County of Clark Department of Aviation, Subordinate,
Rev., 5.00%, 07/01/2026	2,000	2,406
Series B, Rev., AMT, 5.00%, 07/01/2025	1,235	1,433
Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	7,349
County of Clark Passenger Facility Charge Revenue, Mccarran International,
Rev., 5.00%, 07/01/2029	5,000	6,474
Rev., 5.00%, 07/01/2031	1,950	2,486
Rev., 5.00%, 07/01/2032	2,385	3,032
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,938
County of Clark, Limited Tax, Flood Control, GO, 5.00%, 11/01/2038 (p)	2,000	2,198
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,826
County of Washoe, Sierra Pacific Power Company,
Rev., AMT, 0.63%, 03/01/2036 (z)	900	901
Series B, Rev., 3.00%, 03/01/2036 (z)	10	10
Las Vegas Convention & Visitors Authority, Series B, Rev., 5.00%, 07/01/2043	4,900	5,872
Las Vegas Valley Water District,
Series B, GO, 5.00%, 06/01/2022	1,000	1,032
Series A, GO, 5.00%, 06/01/2022	3,000	3,096
Series B, GO, 5.00%, 12/01/2021	1,500	1,511
Series B, GO, 5.00%, 06/01/2023	5,065	5,466
Series D, GO, 5.00%, 06/01/2023	1,180	1,273

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,850
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	77
Nevada Housing Division, Pinewood Terrace Apartments, Rev., 0.26%, 04/01/2024 (z)	500	500
Nevada Housing Division, Whittell Pointe, Rev., 0.30%, 10/01/2023 (z)	3,665	3,667
State of Nevada Department of Business & Industry, Brightline West Passenger Rail, Rev., AMT, 0.25%, 01/01/2050 (e) (z)	3,080	3,080
State of Nevada, Department of Business & Industry, Republic Services, Inc. Project, Rev., AMT, 0.25%, 12/01/2026 (e) (z)	665	665

		73,726

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Rev., 4.13%, 01/20/2034	979	1,164
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	2,088
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	299
Rev., 4.00%, 01/01/2027	250	281
Rev., 4.00%, 01/01/2028	290	325
Rev., 4.00%, 01/01/2029	300	335
Rev., 4.00%, 01/01/2030	280	311
Rev., 4.00%, 01/01/2031	290	321
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	2,140
New Hampshire Business Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.15%, 04/01/2024 (z)	6,600	6,599
Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 0.43%, 10/01/2033 (aa)	4,170	4,184
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University, Rev., 5.00%, 01/01/2034 (p)	2,300	2,327

		20,374

New Jersey — 3.5%
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	122
Series A, GO, AGM, 5.00%, 10/01/2028	750	931
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	935
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	841
Rev., BAM, 4.00%, 07/01/2051	1,000	1,156
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	190
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,197
New Jersey Economic Development Authority,
Series A, Rev., 5.00%, 11/01/2027	2,500	3,085
Series AAA, Rev., 5.50%, 06/15/2028	5,000	6,142
Series B, Rev., 5.00%, 11/01/2023	75	82
Series DDD, Rev., 5.00%, 06/15/2033	1,500	1,798
New Jersey Economic Development Authority, American Water Company,
Series B, Rev., AMT, 1.20%, 11/01/2034 (z)	1,265	1,277
Series C, Rev., AMT, 1.15%, 06/01/2023	1,550	1,568

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	1,375	1,435
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	276
New Jersey Economic Development Authority, Municipal Rehabilitation, Series A, Rev., 5.25%, 04/01/2027 (z)	5,000	6,142
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,597
Series E, Rev., AMT, 0.85%, 12/01/2025	2,205	2,197
New Jersey Economic Development Authority, School Facilities Construction,
Rev., 5.00%, 03/01/2031	1,190	1,263
Series GGG, Rev., 5.25%, 09/01/2026 (e)	3,000	3,606
New Jersey Economic Development Authority, School Facilities Construction Sifma, Series I, Rev., (SIFMA Municipal Swap Index + 1.60%), 1.65%, 03/01/2028 (aa)	10,000	10,135
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	591
Series QQQ, Rev., 4.00%, 06/15/2035	500	590
Series QQQ, Rev., 5.00%, 06/15/2026	555	663
Series QQQ, Rev., 5.00%, 06/15/2027	410	501
Series QQQ, Rev., 5.00%, 06/15/2028	400	499
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	13,069
Series B, Rev., 5.00%, 06/15/2028	8,635	10,762
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,299
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 5.00%, 07/01/2022	1,710	1,772
Series B, Rev., 5.00%, 07/01/2024	3,505	3,959
Series I, Rev., 5.00%, 07/01/2024	1,290	1,457
Series I, Rev., 5.00%, 07/01/2036	1,015	1,239
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,745
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group, Rev., 5.00%, 07/01/2037	1,600	1,924
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	647
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,632
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,835
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,810
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	341
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	236
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,279
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	3,045	3,364
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	840	924

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	2,371
Series A, Rev., 5.00%, 12/15/2028	300	378
Series A, Rev., 5.00%, 06/15/2030	3,000	3,853
Series AA, Rev., 4.00%, 06/15/2040	3,750	4,361
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,842
Series AA, Rev., 5.00%, 06/15/2045	660	822
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	2,000	1,343
New Jersey Transportation Trust Fund Authority, Transportation System Bond, Rev., 4.00%, 12/15/2039	2,000	2,298
New Jersey Transportation Trust Fund Authority,Transportation System Bond,
Rev., 5.00%, 12/15/2028	1,000	1,259
Rev., 5.00%, 12/15/2031	1,560	1,972
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,175
Series A, Rev., 5.00%, 01/01/2030 (p)	1,000	1,036
Series E, Rev., 5.00%, 01/01/2027	1,000	1,216
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	483
GO, BAM, 4.00%, 07/15/2035	410	493
GO, BAM, 4.00%, 07/15/2036	425	509
GO, BAM, 4.00%, 07/15/2037	430	513
North Hudson Sewerage Authority, Senior Lien Lease Certific,
Rev., AGM, 5.00%, 06/01/2039 (w)	1,100	1,563
Rev., AGM, 5.00%, 06/01/2040 (w)	1,100	1,566
Rev., AGM, 5.00%, 06/01/2041 (w)	1,000	1,432
Rev., AGM, 5.00%, 06/01/2042 (w)	1,000	1,440
Princeton, GO, 2.00%, 12/15/2023	1,735	1,800
Rutgers The State University of New Jersey, Series L, Rev., 5.00%, 05/01/2043 (p)	1,805	1,941
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	565
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,183
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,191
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	639
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,537
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,669
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,438
Series A, GO, 4.00%, 06/01/2031	8,340	10,247
Series A, GO, 5.00%, 06/01/2028	4,245	5,326
Series A, GO, 5.00%, 06/01/2029	15,000	19,198
Tender Option Bond Trust Receipts/Certificates, Series 2019-XG0258, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.08%, 10/07/2021 (e) (z)	13,300	13,300
Tender Option Bond Trust Receipts/Certificates, Floaters,
Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 0.00%, 07/01/2026 (e) (z)	4,720	4,720

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series 2018-XX1093, Rev., VRDO, LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 0.08%, 10/07/2021 (e) (z)	9,500	9,500
Tobacco Settlement Financing Corp., Series A, Rev., 5.00%, 06/01/2022	2,055	2,116

		214,408

New Mexico — 0.5%
Albuquerque Municipal School District No. 12,
Series A, GO, 5.00%, 08/01/2024	250	283
Series B, GO, 5.00%, 08/01/2024	330	373
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	4,635	4,686
City of Farmington, San Juan And Four Corners,
Rev., 2.15%, 04/01/2033 (w)	4,890	4,787
New Mexico Finance Authority,Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,126
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,340
Rev., 5.00%, 06/01/2032	1,000	1,263
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	305	344
New Mexico Mortgage Finance Authority,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,240	2,436
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,290	3,563
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	850	927
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	5,945	6,521
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2022	95	97
Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,925	4,512
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,733

		33,991

New York — 11.0%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,348
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	3,185
Rev., AGM, 5.00%, 04/01/2026	500	594
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	374
Build NYC Resource Corp., Academic Leadership Charter School,
Rev., 4.00%, 06/15/2023	100	106
Rev., 4.00%, 06/15/2024	70	76
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,253
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	771
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,282
Series A, GO, 5.00%, 09/01/2027	1,500	1,797

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	400
Series A1, GO, 4.00%, 08/01/2034	3,000	3,588
Series A1, GO, 4.00%, 08/01/2036	1,000	1,191
Series A1, GO, 5.00%, 08/01/2029	2,900	3,744
Series A1, GO, 5.00%, 08/01/2041	3,000	3,735
Series A, GO, 5.00%, 08/01/2028	100	123
Series C1, GO, 4.00%, 08/01/2022	1,800	1,857
Series C, GO, 5.00%, 08/01/2022	60	62
Series C, GO, 5.00%, 08/01/2027	1,870	2,315
Series D1, GO, 5.00%, 12/01/2024	150	172
Series D1, GO, 5.00%, 12/01/2031	1,380	1,745
Series D1, GO, 5.00%, 12/01/2036	11,955	14,952
Series D1, GO, 5.00%, 12/01/2044	2,560	3,134
Series D, GO, 5.00%, 08/01/2023	1,000	1,087
Series E, GO, 5.00%, 08/01/2028	1,625	2,060
Series F1, GO, 5.00%, 04/01/2037	2,730	3,342
Series F1, GO, 5.00%, 04/01/2039	5,000	6,077
Series F1, GO, 5.00%, 03/01/2043	1,000	1,259
Series J3, GO, AGM, 0.18%, 06/01/2036 (z)	2,000	2,000
Series J, GO, 5.00%, 08/01/2025	2,320	2,518
City of New York NY, Series C4, GO, AGC, 0.18%, 10/01/2027 (z)	2,000	2,000
City of New York Prerefunded, Series F1, GO, 5.00%, 03/01/2037 (p)	745	795
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 0.13%, 10/01/2021 (z)	1,400	1,400
Series 3, GO, VRDO, 0.13%, 10/07/2021 (z)	1,065	1,065
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	1,755	2,120
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	1,455	1,685
City of New York, Fiscal 2020,
Series B1, GO, 4.00%, 10/01/2023	990	1,065
Series B1, GO, 5.00%, 10/01/2038	5,000	6,291
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	533
Series C, GO, 5.00%, 08/01/2033	2,000	2,585
Series C, GO, 5.00%, 08/01/2035	4,740	6,085
City of New York, Unrefunded, Series F1, GO, 5.00%, 03/01/2037	5	5
County of Dutchess, Local Development Corp., Marist College Project, Series A, Rev., 5.00%, 07/01/2045	485	553
County of Nassau,
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,754
Series C, GO, 5.00%, 10/01/2025	1,005	1,176
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,458
Geneva Development Corp., Hobart & William Smith College, Rev., 5.00%, 09/01/2032 (p)	530	553
Hudson Yards Infrastructure Corp.,
Rev., 4.00%, 02/15/2044	9,335	10,484
Series A, Rev., 5.00%, 02/15/2026	1,050	1,247
Series A, Rev., 5.00%, 02/15/2045	2,210	2,600

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,497
Series A, Rev., 5.00%, 09/01/2037	1,250	1,613
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,875
Series C, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.75%), 0.81%, 05/01/2033 (aa)	5,000	5,016
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,703
Long Island Power Authority, Unrefunded, Series A, Rev., 5.00%, 09/01/2042 (p)	500	521
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 0.58%, 11/01/2032 (aa)	1,770	1,775
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 0.83%, 11/01/2032 (aa)	430	435
Series A, Rev., BAN, 4.00%, 02/01/2022	4,645	4,701
Series B1, Rev., BAN, 5.00%, 05/15/2022	4,000	4,115
Series B, Rev., 5.00%, 11/15/2024	1,095	1,237
Series B, Rev., 5.00%, 11/15/2025	540	626
Series C, Rev., 5.00%, 11/15/2022	1,000	1,051
Series C, Rev., 5.00%, 11/15/2047 (p)	4,375	4,612
Series D1, Rev., BAN, 5.00%, 09/01/2022	3,000	3,126
Series D1, Rev., 5.00%, 11/01/2028	2,000	2,094
Series D, Rev., 5.00%, 11/15/2027	1,200	1,442
Series D, Rev., 5.00%, 11/15/2038	600	648
Series F, Rev., 5.00%, 11/15/2022	160	168
Series F, Rev., BAN, 5.00%, 11/15/2022	3,375	3,549
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	3,585
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., BAN, 5.00%, 02/01/2023	1,575	1,671
Series A2, Rev., 5.00%, 11/15/2024	1,815	2,050
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,304
Series B, Rev., 5.00%, 11/15/2021	125	126
Series B, Rev., 5.00%, 11/15/2023	100	109
Series E, Rev., 4.00%, 11/15/2045	60	67
Series E, Rev., 5.00%, 11/15/2029	250	314
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,160
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,360
Series C1, Rev., 5.00%, 11/15/2024	340	384
Series C1, Rev., 5.00%, 11/15/2027	1,115	1,353
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,435
Series D3, Rev., 4.00%, 11/15/2049	2,000	2,218
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	11,930
Metropolitan Transportation Authority, Refunding, Transportation Subordinated, Series C1, Rev., 5.00%, 11/15/2025	1,055	1,223
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,839
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,086
Series C1, Rev., 5.00%, 11/15/2026	305	357
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	2,050

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Transportation, Green Bonds, Series B, Rev., 5.00%, 11/15/2022	605	636
Metropolitan Transportation Authority, Unrefunded Balance, Transportation, Series A, Rev., 5.00%, 11/15/2041 (p)	4,000	4,022
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2022	600	631
Rev., 5.00%, 12/01/2027	1,000	1,232
Rev., 5.00%, 12/01/2028	1,700	2,136
Rev., 5.00%, 12/01/2029	1,900	2,437
Nassau County Interim Finance Authority, Taxable, Series B, Rev., 1.28%, 11/15/2028	3,000	2,959
New York City Health and Hospitals Corp.,
Series A, Rev., 4.00%, 02/15/2025	1,250	1,394
Series A, Rev., 5.00%, 02/15/2024	270	299
Series A, Rev., 5.00%, 02/15/2025	1,125	1,292
Series A, Rev., 5.00%, 02/15/2026	6,055	7,174
Series A, Rev., 5.00%, 02/15/2027	5,360	6,523
Series A, Rev., 5.00%, 02/15/2028	3,760	4,683
Series A, Rev., 5.00%, 02/15/2029	2,485	3,159
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	9,490	9,508
Series C2, Rev., 0.23%, 05/01/2050 (z)	385	385
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,795
Series C3-A, Rev., 0.20%, 05/01/2022	325	325
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	1,003
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Rev., 1.75%, 05/01/2059 (z)	1,000	1,003
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,219
Series A, Rev., AGM, 5.00%, 01/01/2025	250	286
Series A, Rev., AGM, 5.00%, 01/01/2027	625	758
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,269
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,940
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	10,134
Rev., AGM, 5.00%, 03/01/2028	1,250	1,535
Rev., AGM, 5.00%, 03/01/2029	1,500	1,878
Rev., AGM, 5.00%, 03/01/2030	3,900	4,971
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	20,586
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	669
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,207
Series S1, Rev., 5.00%, 07/15/2031	1,590	2,127
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,761
New York City Transitional Finance Authority Future Tax Secured,
Rev., 5.00%, 11/01/2028	1,000	1,277
Rev., 5.00%, 08/01/2029	5,000	6,485

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, Rev., 5.00%, 05/01/2022	65	67
Series D, Rev., 5.00%, 11/01/2024	1,985	2,269
Series E1, Rev., 3.00%, 02/01/2028	730	826
Series E1, Rev., 5.00%, 02/01/2023	135	144
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	8,327
Rev., 5.00%, 11/01/2021	920	923
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,352
Series A1, Rev., 5.00%, 08/01/2042	2,000	2,462
Series A3, Rev., 4.00%, 05/01/2041	11,000	12,731
Series B1, Rev., 4.00%, 08/01/2042	815	955
Series B1, Rev., 5.00%, 08/01/2034	795	1,042
Series C1, Rev., 5.00%, 11/01/2021	1,970	1,977
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,704
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	8,459
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 05/01/2031	1,000	1,316
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,311
Series A3, Rev., 5.00%, 08/01/2040	1,720	2,090
Series C1, Rev., 5.00%, 05/01/2024	1,000	1,121
New York City Transitional Finance Authority Future Tax Secured, Future Tax Secured Subordinated Fiscal, Series 1, Rev., 5.00%, 11/01/2026	2,600	3,166
New York City Transitional Finance Authority, Future Tax Secured, Rev., 5.00%, 11/01/2026	375	457
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2024	2,755	3,149
Series I, Rev., 5.00%, 05/01/2027	345	370
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	650
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	2,850	3,704
Series BB2, Rev., 5.00%, 06/15/2027	1,500	1,776
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,539
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,323
Series GG, Rev., 5.00%, 06/15/2039	2,660	3,065
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	880	1,062
Rev., 5.00%, 06/15/2029	870	1,131
Rev., 5.00%, 06/15/2047	14,655	15,727
Series CC1, Rev., 5.00%, 06/15/2048	2,730	3,273
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,870
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,786
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,446
Series DD, Rev., 5.00%, 06/15/2047	6,550	7,844
Series FF, Rev., 5.00%, 06/15/2045	500	517

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 0.08%, 10/01/2021 (z)	2,000	2,000
New York City Water & Sewer System, Water And Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,386
New York City, Water & Sewer System, Series BB1, Rev., 5.00%, 06/15/2049	500	628
New York Liberty Development Corp., World Trade Center Project,
Rev., 5.75%, 11/15/2051	10,165	10,230
Series 1, Rev., 5.00%, 11/15/2044 (e)	1,700	1,862
New York State Dormitory Authority,
Series A, Rev., 4.00%, 03/15/2039	1,000	1,180
Series A, Rev., 5.00%, 03/15/2024 (p)	100	112
Series A, Rev., 5.00%, 03/15/2029	3,000	3,866
Series A, Rev., 5.00%, 03/15/2034	2,000	2,397
Series A, Rev., 5.00%, 03/15/2040	1,000	1,247
Series D, Rev., 4.00%, 02/15/2037	2,000	2,349
New York State Dormitory Authority, Conrell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,357
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	119
New York State Dormitory Authority, General Purpose, Unrefunded, Series A, Rev., 5.00%, 02/15/2022	250	254
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,231
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,593
Series A, Rev., 5.00%, 03/15/2036	2,015	2,528
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	6,261
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	2,035	2,353
Series A, Rev., 5.00%, 08/01/2026	900	1,069
Series A, Rev., 5.00%, 08/01/2031	1,010	1,235
New York State Dormitory Authority, Municipal Health Facilities, Rev., 4.00%, 01/15/2023	50	50
New York State Dormitory Authority, New York University, Series A, Rev., 4.00%, 07/01/2035	620	706
New York State Dormitory Authority, Rockefeller University, Series A, Rev., 5.00%, 07/01/2038	1,000	1,034
New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGM, 5.00%, 10/01/2025	1,460	1,717
New York State Dormitory Authority, St Johns University, Series A, Rev., 4.00%, 07/01/2048	1,000	1,173
New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2023 (p)	150	155
New York State Dormitory Authority, State University New York Dormitory Facilities, Series B, Rev., 5.00%, 07/01/2031	1,365	1,579
New York State Environmental Facilities Corp., Series B, Rev., 5.00%, 06/15/2023	1,000	1,082
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	3,213
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	262
New York State Housing Finance Agency, Sustainability Bonds,
SONYMA, Rev., 0.65%, 11/01/2056 (z)	1,380	1,378
Series K, SONYMA, Rev., 0.70%, 11/01/2024	1,085	1,088
Series P, Rev., 1.55%, 11/01/2023	300	301

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Thruway Authority,
Series A1, Rev., 5.00%, 03/15/2033	2,000	2,619
Series K, Rev., 5.00%, 01/01/2022	105	106
Series L, Rev., 5.00%, 01/01/2024	75	83
New York State Thruway Authority, General Revenue, Series I, Rev., 5.00%, 01/01/2032 (p)	2,050	2,074
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	4,120	4,780
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2049	1,300	1,488
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,350
Rev., 4.00%, 03/15/2041	5,000	5,811
Rev., 5.00%, 03/15/2030	500	657
Series C3, Rev., 5.00%, 03/15/2038	1,685	2,052
New York State Urban Development Corp., State Personal Income Tax,
Rev., 5.00%, 03/15/2028	1,250	1,574
Rev., 5.00%, 03/15/2034	3,000	3,327
Series A, Rev., 5.00%, 03/15/2024	8,000	8,924
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	6,140
Series B, Rev., 3.54%, 03/15/2028	7,000	7,795
New York State Urban Development Corp., State Personal Income Taxes Facilities, Rev., NATL, 5.50%, 03/15/2024	6,000	6,767
New York Transportation Development Corp., American Airlines, Inc., Rev., AMT, 2.25%, 08/01/2026	945	967
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia, Rev., AMT, 5.00%, 10/01/2035	10,000	12,480
New York Transportation Development Corp., Laguardia Airport Terminal B, Rev., AMT, 5.25%, 01/01/2050	2,000	2,229
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	704
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	341
Rev., AMT, 4.00%, 12/01/2039	300	340
Rev., AMT, 4.00%, 12/01/2040	1,475	1,669
Rev., AMT, 4.00%, 12/01/2041	300	338
Rev., AMT, 4.00%, 12/01/2042	300	336
Rev., 5.00%, 12/01/2024	200	226
Rev., 5.00%, 12/01/2025	200	233
Rev., 5.00%, 12/01/2026	200	239
Rev., 5.00%, 12/01/2027	200	243
Rev., 5.00%, 12/01/2028	200	248
Rev., 5.00%, 12/01/2037	250	313
Rev., 5.00%, 12/01/2038	250	312
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	6,140
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,321
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	5,959
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,638
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,587

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	2,086
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,924
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,369
Series 222, Rev., 4.00%, 07/15/2036	10,250	12,194
Series 222, Rev., 5.00%, 07/15/2034	5,000	6,464
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	5,405	5,875
Series 235, Rev., AMT, 0.30%, 10/01/2022	200	200
Series 235, Rev., AMT, 0.40%, 04/01/2023	215	215
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	190
Tender Option Bond Trust Receipts/Certificates, Series 2020-ZF0950, Rev., VRDO, LIQ: Toronto Dominion Bank, 0.08%, 10/07/2021 (e) (z)	7,020	7,020
Triborough Bridge & Tunnel Authority,
Series A1, Rev., 5.00%, 05/15/2051	7,175	9,004
Series A, Rev., BAN, 5.00%, 11/01/2025	3,165	3,739
Series A, Rev., 5.00%, 11/15/2038	1,000	1,050
Series A, Rev., 5.00%, 11/15/2041	1,975	2,310
Series A, Rev., 5.00%, 11/15/2049	3,040	3,847
Series A2, Rev., 2.00%, 05/15/2045 (z)	8,250	8,745
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C1, Rev., 5.00%, 11/15/2025	2,960	3,501
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	3,000	3,587
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,604
Triborough Bridge & Tunnel Authority, Subordinated, Series A, Rev., 5.00%, 11/15/2025	50	54
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	885
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	7,409
Utility Debt Securitization Authority, Restructuring,
Rev., 5.00%, 12/15/2025	175	193
Series TE, Rev., 5.00%, 12/15/2033	3,150	3,474
Westchester County Industrial Development Agency, Eg Mount Vernon Preservation, Rev., FNMA COLL, 0.30%, 12/01/2023 (z)	1,525	1,525
Westchester County Industrial Development Agency, Marble Hall Tuckahoe Limited, Rev., FHA, 0.28%, 04/01/2024 (z)	3,135	3,132
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	640	637

		677,293

North Carolina — 1.9%
Burlington Housing Authority, Thetford Portfolio, Rev., 0.30%, 11/01/2024 (z)	2,280	2,279
Charlotte-Mecklenburg Hospital Authority, Atrium Health,
Series B, Rev., 5.00%, 01/15/2048 (z)	1,000	1,019
Series B, Rev., 5.00%, 01/15/2050 (z)	8,620	9,854
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Rev., 5.00%, 01/15/2050 (z)	880	1,125
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	6,178
Rev., AMT, 5.00%, 07/01/2049	5,000	6,106

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 0.04%, 10/07/2021 (z)	2,800	2,800
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,611
City of Charlotte, Water & Sewer System Revenue,
Rev., 5.00%, 07/01/2026	1,340	1,620
Rev., 5.00%, 07/01/2027	1,000	1,243
City of Goldsboro, Grand At Day Point Project, Rev., HUD, GNMA COLL, 0.28%, 05/01/2024 (z)	3,460	3,455
County of Wake, Rev., 5.00%, 03/01/2023	1,390	1,484
Durham Housing Authority, Jj Henderson, Rev., HUD, 0.30%, 06/01/2024 (z)	1,920	1,917
Durham Housing Authority, Oakley Square Apartments Project, Series A, Rev., 0.30%, 05/01/2024 (z)	2,000	2,000
North Carolina Capital Facilities Finance Agency, Republic Services Project A, Rev., 0.15%, 07/01/2034 (z)	6,195	6,195
North Carolina Capital Facilities Finance Agency, Republic Services, Inc. Project, Rev., AMT, 0.18%, 06/01/2038 (z)	6,500	6,499
North Carolina Eastern Municipal Power Agency, Prerefunded, Series A, Rev., 6.00%, 01/01/2026 (p)	1,000	1,014
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	75	79
Series 44, Rev., 4.00%, 07/01/2050	390	434
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,650	1,658
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	3,710	4,019
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	4,330	4,725
North Carolina Housing Finance Agency, Wind Crest Senior Living, Rev., 0.36%, 06/01/2024 (z)	825	824
North Carolina Medical Care Commission, Caromont Health,
Series A, Rev., 4.00%, 02/01/2036	500	601
Series B, Rev., 5.00%, 02/01/2051 (z)	790	937
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	1,149
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	705
Series A, Rev., 4.00%, 10/01/2040	1,200	1,359
Series A, Rev., 4.00%, 10/01/2045	1,750	1,972
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	2,253
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	957
North Carolina Municipal Power Agency No. 1, Series B, Rev., 5.00%, 01/01/2027 (p)	1,000	1,012
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024	4,130	4,551
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,932
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,238
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,493
Sanford Housing Authority, Matthews Garden Gilmore, Rev., HUD, 0.30%, 10/01/2023 (z)	3,750	3,752
State of North Carolina,
Series A, GO, 5.00%, 06/01/2022	1,440	1,486
Series C, Rev., 5.00%, 05/01/2023	1,050	1,130
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	3,398

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
State of North Carolina, Public Improvement, Series A, GO, 5.00%, 06/01/2024	1,005	1,131
University of North Carolina at Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.40%), 0.46%, 12/01/2041 (aa)	3,000	3,006
University of North Carolina at Chapel Hill Hospital, Rev., 5.00%, 02/01/2045	5,140	7,527
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,738

		113,465

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,640
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2027	595	730
Rev., 5.00%, 12/01/2031	1,900	2,474
City of West Fargo,
Series A, GO, 2.00%, 05/01/2022	500	505
Series A, GO, 2.00%, 05/01/2023	525	539
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,355	2,550
Series C, Rev., 4.00%, 01/01/2050	945	1,062
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	560	609
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	5,955	6,521
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,693
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	348

		20,671

Ohio — 2.6%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	1,605	1,890
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	584
Rev., 4.00%, 11/15/2035	1,000	1,167
Rev., 4.00%, 11/15/2038	750	870
American Municipal Power, Inc., Series A, Rev., 5.25%, 02/15/2033 (p)	2,430	2,475
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	5,000	5,660
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation, Series A3, Rev., 6.25%, 06/01/2037 (p)	2,820	2,933
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,458
City of Cincinnati, Water System Revenue, Series A, Rev., 5.00%, 12/01/2036 (p)	2,500	2,519
City of Cleveland, Airport System Revenue, Series A, Rev., AGM, 5.00%, 01/01/2031 (p)	1,000	1,012
City of Columbus,
Series 1, GO, 5.00%, 07/01/2026 (p)	1,000	1,083
Series A, GO, 5.00%, 04/01/2032	2,200	2,912
Cleveland Department of Public Utilities, Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	356
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	1,097
County of Allen Hospital Facilities Revenue, Catholic Health Partners, Series A, Rev., 5.00%, 05/01/2042 (p)	1,465	1,506
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	62
County of Cuyahoga, Series D, Rev., 5.00%, 12/01/2026	3,500	4,250
County of Franklin, Che Trinity Health Credit Group, Rev., 0.08%, 12/01/2046 (z)	1,165	1,165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
County of Geauga, South Franklin Circle Project, Series A, Rev., 8.00%, 12/31/2047 (p) (z)	6,035	6,724
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,899
County of Montgomery, Kettering Health Network Obligations,
Rev., 4.00%, 08/01/2037	525	629
Rev., 4.00%, 08/01/2041	1,200	1,422
Dayton Metro Library, Library Improvement, Series A, GO, 5.00%, 12/01/2038 (p)	145	146
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,504
Hamilton City School District, Various Purpose,
GO, 3.50%, 12/01/2031 (p)	1,000	1,099
GO, 5.00%, 12/01/2034 (p)	1,500	1,721
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,699
Miami University, Series A, Rev., 5.00%, 09/01/2031	600	806
Northeast Ohio Medical University, Series A, Rev., 4.00%, 12/01/2035	250	287
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,295
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	1,084
Ohio Air Quality Development Authority, Ohio Vly Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,874
Rev., 1.50%, 02/01/2026 (z)	120	120
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	324
Ohio Higher Educational Facility Commission, University Of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,423
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	1,255	1,395
Ohio Housing Finance Agency, Chevybrook Estates Apartments Project, Rev., 0.35%, 03/01/2024 (z)	410	410
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.00%, 09/01/2024 (z)	1,875	1,872
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	620
Ohio Housing Finance Agency, Pendleton Apartments Project, Rev., HUD, 0.26%, 03/01/2025 (z)	1,750	1,748
Ohio Housing Finance Agency, Pinzone Tower Apartments Project, Rev., HUD, 0.28%, 12/01/2023 (z)	1,330	1,329
Ohio Housing Finance Agency, The Arts Apartments Project, Series A, Rev., HUD, 0.35%, 12/01/2023 (z)	2,750	2,752
Ohio State University (The), Green Bonds Multiyear Debt Issue, Rev., 5.00%, 12/01/2022	2,000	2,113
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Project, Rev., 5.00%, 02/15/2025	455	484
Ohio Water Development Authority,
Series A, Rev., 5.00%, 06/01/2029	500	641
Series A, Rev., 5.00%, 12/01/2035	1,000	1,330
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series B, Rev., 5.00%, 06/01/2024	1,000	1,126
Series B, Rev., 5.00%, 06/01/2025	1,300	1,517
Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 06/01/2023	155	167
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 0.04%, 10/07/2021 (z)	3,500	3,500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
State of Ohio,
Series A, GO, 5.00%, 09/15/2022	95	99
Series A, GO, 5.00%, 12/15/2022	75	79
Series A, GO, 5.00%, 02/01/2024	2,000	2,221
Series A, GO, 5.00%, 09/01/2024	1,500	1,704
Series A, GO, 5.00%, 02/01/2038 (p)	3,000	3,576
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2023 (w)	935	991
Rev., 5.00%, 01/01/2024 (w)	1,155	1,274
Rev., 5.00%, 01/01/2025 (w)	1,670	1,911
Rev., 5.00%, 01/01/2026 (w)	5,500	6,487
Rev., 5.00%, 01/01/2033 (w)	2,410	3,230
Rev., 5.00%, 01/01/2034 (w)	2,425	3,238
Series A, Rev., 5.00%, 01/01/2027	940	1,149
State of Ohio, Common School, Series A, GO, 5.00%, 06/15/2022	825	853
State of Ohio, Common Shares, Series C, GO, 4.00%, 09/15/2022	5,000	5,183
State of Ohio, Conservation Project,
Series B, GO, 4.00%, 03/01/2022	1,145	1,163
Series B, GO, 4.00%, 03/01/2023	1,000	1,054
State of Ohio, Conservation Projects, Series A, GO, 2.00%, 03/01/2022	135	136
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	949
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,280
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2025	320	372
Series A, GO, 5.00%, 05/01/2032	10,000	12,244
Series C, GO, 5.00%, 08/01/2028	4,000	5,083
State of Ohio, Mental Health Facilities Improvement,
Series A, Rev., 5.00%, 02/01/2024	1,045	1,159
Series A, Rev., 5.00%, 02/01/2025	1,000	1,152
State of Ohio, Natural Resources, Series S, GO, 5.00%, 04/01/2024 (p)	180	193
State of Ohio, Portsmouth Bypass Project P3, Rev., AMT, 5.00%, 06/30/2022	160	165
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,491
Rev., 4.00%, 11/15/2041	1,450	1,630
Rev., 5.00%, 11/15/2028	680	849
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,156
Tender Option Bond Trust Receipts/Certificates, Series 2020, Rev., LIQ: Bank of America NA, 0.00%, 08/01/2037 (e) (z)	9,560	9,560
Toledo City School District, School Facilities Improvement,
GO, 5.00%, 12/01/2030 (p)	1,125	1,240
Series B, GO, 5.00%, 12/01/2024 (p)	2,920	3,084

		159,014

Oklahoma — 0.5%
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	2,018
Rev., 4.00%, 03/01/2033	5,000	6,115
Rev., 4.00%, 03/01/2034	4,440	5,401

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, Gilcrease Expressway West, Rev., AMT, 1.63%, 07/06/2023	1,100	1,109
Oklahoma Housing Finance Agency, Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2050	2,770	3,029
Oklahoma Turnpike Authority, Second, Series C, Rev., 5.00%, 01/01/2031 (p)	3,000	3,036
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	8,000	8,465

		29,173

Oregon — 0.9%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 4.00%, 03/01/2033	3,850	4,709
City of Portland Water System Revenue, Second Lien, Series A, Rev., 5.00%, 05/01/2033	1,825	2,350
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwil, Rev., 0.95%, 06/01/2027	1,200	1,188
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,289
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,545
Multnomah County School District No. 1 Portland,
GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,345
Series B, GO, SCH BD GTY, 5.00%, 06/15/2022	10,000	10,339
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	207
Oregon State Facilities Authority, Providence Health and Services, Series A, Rev., 5.00%, 10/01/2022	80	84
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,991
Series 27A, Rev., AMT, 5.00%, 07/01/2036	2,000	2,512
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,261
Salem Hospital Facility Authority, Multi Model, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2023	100	107
State of Oregon, Series N, GO, 5.00%, 12/01/2023	2,070	2,086
State of Oregon Department of Transportation, Series A, Rev., 5.00%, 11/15/2025 (p)	2,000	2,108
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	11,623
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	650	709
State of Oregon Housing & Community Services Department, The Sunsan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	3,695	3,694
State of Oregon Housing & Community Services Department, Westwind Apartments Project, Rev., HUD, 0.25%, 03/01/2024 (z)	360	360
State of Oregon, Article XI M & XI N Seismic Projects, GO, 5.00%, 06/01/2029	1,000	1,295
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	119
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,631
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,205
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	2,000	2,002

		57,759

Pennsylvania — 5.0%
Allegheny County Airport Authority, Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	12,000	13,671
Allegheny County Airport Authority, Pittsburgh International Airport, Series B, Rev., 4.00%, 01/01/2030 (p)	670	676

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,221
Series A, Rev., 5.00%, 04/01/2047	3,000	3,568
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	1,375	1,598
Allegheny County, Hospital Development Authority, Health Network Obligations, Series A, Rev., 5.00%, 04/01/2023	1,000	1,069
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,571
Series A, Rev., 5.00%, 07/15/2027	765	943
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	484
Series B, Rev., 4.00%, 06/01/2036	675	814
Series B, Rev., 5.00%, 06/01/2030	500	643
Series B, Rev., 5.00%, 06/01/2032	550	727
Series B, Rev., 5.00%, 06/01/2033	600	787
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042 (w)	1,000	1,236
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	280	348
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,537
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	1,544
Rev., 5.00%, 11/01/2047	3,155	3,471
Bucks County, Industrial Development Authority, Waste Management, Inc. Project, Rev., AMT, 2.75%, 12/01/2022	100	103
Capital Region Water Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,251
Chester County Health and Education Facilities Authority, Main Line Health System, Series B, Rev., 5.00%, 06/01/2024	1,000	1,125
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	2,191
Series A, GO, 5.00%, 08/01/2030	4,000	4,649
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	6,051
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,693
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	12,473
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,681
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	1,000	1,146
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	3,576
City of Pittsburgh,
GO, 5.00%, 09/01/2030	500	615
Series B, GO, 5.00%, 09/01/2025 (p)	3,000	3,133
Series B, GO, 5.00%, 09/01/2026 (p)	1,000	1,044
Commonwealth Financing Authority, Series B, Rev., 5.00%, 06/01/2027 (p)	500	516
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,537
Series 1, GO, 4.00%, 03/01/2035	3,650	4,213
Series 1, GO, 4.00%, 03/15/2035	2,000	2,212
Series 1, GO, 5.00%, 11/15/2026 (p)	1,000	1,006

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,793
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	243
County of Lehigh, St Lukes Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 1.15%, 08/15/2038 (aa)	355	364
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,175
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	165
GO, 5.00%, 11/15/2034 (p)	140	154
Delaware River Joint Toll Bridge Commission, Series A, Rev., 5.00%, 07/01/2025 (p)	1,020	1,056
Delaware River Port Authority,
Rev., 5.00%, 01/01/2030	2,500	2,760
Rev., 5.00%, 01/01/2037	3,000	3,294
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	6,419
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 0.83%, 06/01/2037 (aa)	500	481
DuBois Hospital Authority, Penn Highlands Healthcare,
Rev., 4.00%, 07/15/2045	1,400	1,548
Rev., 5.00%, 07/15/2043	3,410	4,063
Emmaus General Authority, Rev., VRDO, AGM, 0.04%, 10/07/2021 (z)	4,015	4,015
Geisinger Authority, Geisinger Health System, Series C, Rev., 5.00%, 04/01/2043 (z)	2,630	3,356
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	1,156
Health Care Facilities Authority of Sayre, Guthrie Health, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.78%), 0.86%, 12/01/2024 (aa)	1,665	1,669
Lancaster County Hospital Authority, Health Facilities St Annes, Rev., 5.00%, 04/01/2033	1,830	1,853
Lehigh County General Purpose Authority, Good Shepherd Group, Series A, Rev., 4.00%, 11/01/2022	315	327
Lehigh County Industrial Development Authority, Electricity Utilities Corp., Rev., 1.80%, 09/01/2029 (z)	2,000	2,025
Lycoming County Authority, Pennsylvania College Technology, Rev., 5.00%, 05/01/2026 (p)	2,000	2,055
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,830
Montgomery County Industrial Development Authority, Retirement,
Rev., 5.00%, 11/15/2025 (p)	1,500	1,545
Rev., 5.00%, 11/15/2028 (p)	1,600	1,648
Montgomery County Industrial Development Authority, Retirement Life Cmntys,
Rev., 5.00%, 11/15/2033	1,500	1,772
Series C, Rev., 5.00%, 11/15/2045	2,585	3,120
New Castle Sanitation Authority,
Series A, Rev., AGM, 3.00%, 06/01/2029	500	550
Series A, Rev., AGM, 3.00%, 06/01/2030	500	546
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,777
Pennsylvania Economic Development Financing Authority,
Rev., AMT, 5.00%, 06/30/2022	1,000	1,034
Series A, Rev., 5.00%, 11/15/2023	1,665	1,829
Pennsylvania Economic Development Financing Authority, Bridges Finco Project, Rev., AMT, 5.00%, 06/30/2023	495	534
Pennsylvania Economic Development Financing Authority, Philadelphia Bioslides Facility,
Rev., 4.00%, 01/01/2028	1,590	1,819
Rev., 4.00%, 01/01/2029	450	520

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 4.00%, 01/01/2031	800	934
Pennsylvania Economic Development Financing Authority, PPL Energy Supply LLC, Series B, Rev., VRDO, LOC: MUFG Bank Ltd., 0.18%, 10/07/2021 (z)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Republic Services, Series B, Rev., 0.20%, 12/01/2030 (z)	590	590
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Rev., AMT, 0.23%, 06/01/2044 (z)	11,990	11,990
Pennsylvania Economic Development Financing Authority, Upmc, Series A1, Rev., 4.00%, 04/15/2045	5,440	6,257
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 0.45%, 06/01/2041 (aa)	805	808
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	5,153
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,598
Pennsylvania Higher Education Assistance Agency,
Series A, Rev., AMT, 2.63%, 06/01/2042	895	892
Series A, Rev., AMT, 5.00%, 06/01/2026	95	111
Pennsylvania Higher Educational Facilities Authority, Temple University,
Rev., 5.00%, 04/01/2035 (p)	5,000	5,120
Rev., 5.00%, 04/01/2042 (p)	3,025	3,097
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania, Rev., 5.00%, 08/15/2036	1,935	2,540
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,336
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,555	3,843
Pennsylvania Housing Finance Agency, Harrison Senior Tower, Rev., 0.25%, 06/01/2024 (z)	2,125	2,120
Pennsylvania Housing Finance Agency, School Of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,194
Pennsylvania Housing Finance Agency, Social Bond, Series 136, Rev., 3.00%, 10/01/2051	1,155	1,248
Pennsylvania Housing Finance Agency, Social Bonds, Series 135A, Rev., 3.00%, 10/01/2051	1,145	1,233
Pennsylvania Housing Finance Agencyl, Social Bonds,
Series 134B, Rev., AMT, 5.00%, 04/01/2022	1,000	1,023
Series 134B, Rev., AMT, 5.00%, 10/01/2022	1,000	1,046
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,242
Series A1, Rev., 5.00%, 12/01/2031	250	308
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,222
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,168
Series A2, Rev., 5.00%, 12/01/2024	100	114
Series A2, Rev., 5.00%, 12/01/2025	1,300	1,534
Series A, Rev., 5.00%, 12/01/2044	2,000	2,491
Series A, Rev., AGM, 5.25%, 07/15/2028	300	384
Series A, Rev., 5.25%, 12/01/2044	2,500	3,166
Series B, Rev., 4.00%, 12/01/2036	1,810	2,158
Series B, Rev., 4.00%, 12/01/2037	2,150	2,552
Series B, Rev., 5.00%, 12/01/2022	400	422
Series B, Rev., 5.00%, 12/01/2026	400	486
Series B, Rev., 5.00%, 12/01/2027	900	1,118
Series B, Rev., 5.00%, 12/01/2028	700	889
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,198
Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2042 (p)	2,000	2,112

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Subordinate, Series A, Rev., 4.00%, 12/01/2043	2,135	2,497
Pennsylvania Turnpike Commission, Subordinated,
Series A, Rev., 5.00%, 12/01/2036	2,775	3,310
Series B, Rev., 5.25%, 12/01/2031 (p)	1,000	1,008
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,544
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	1,048
Philadelphia Authority for Industrial Development, Thomas Jefferson, Rev., VRDO, 0.14%, 10/07/2021 (z)	15,000	15,000
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,327
Series A, Rev., 5.00%, 09/01/2035	1,105	1,320
Series A, Rev., 5.00%, 09/01/2047	1,000	1,181
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,774
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	600
Series B, Rev., AGM, 4.00%, 09/01/2038	500	597
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,637
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 0.70%, 09/01/2040 (aa)	4,275	4,309
Pittsburgh Water & Sewer Authority, Subordinated, Series B, Rev., AGM, 5.00%, 09/01/2031	1,750	2,322
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,174
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,742
Rev., AGM, 5.00%, 02/01/2028	2,590	3,234
State Public School Building Authority, Montgomery County Community College, Rev., 5.50%, 05/01/2033 (p)	1,000	1,082
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,179
Rev., BAM, 4.00%, 03/01/2030	640	748
Rev., BAM, 4.00%, 03/01/2031	500	583
Rev., BAM, 5.00%, 03/01/2027	715	860
Rev., BAM, 5.00%, 03/01/2028	755	929
State Public School Building Authority, Philadelphia Community College Project, Rev., 5.00%, 06/15/2022	250	258
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	4,191
State Public School Building Authority, School District of Philadelphia,
Rev., 5.00%, 04/01/2024 (p)	2,000	2,047
Rev., 5.00%, 04/01/2030 (p)	3,000	3,070
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	644
Series A, Rev., 4.00%, 07/01/2026	1,250	1,428
Series A, Rev., 5.00%, 07/01/2028	1,400	1,741

		306,699

Puerto Rico — 0.3%
Puerto Rico Electric Power Authority,
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	556
Series TT, Rev., 5.00%, 07/01/2020 (d)	270	263
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	1,173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Puerto Rico — continued
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	453
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	520	505
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	490
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 0.62%, 07/01/2029 (aa)	325	322
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., Zero Coupon, 07/01/2031	2,825	2,251
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,120	1,259
Series A2, Rev., 4.33%, 07/01/2040	9,100	10,091

		17,363

Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	499
Series 73A, Rev., 1.10%, 04/01/2027	300	298
Series 73A, Rev., 1.65%, 10/01/2029	715	720
Series 73A, Rev., 3.00%, 10/01/2050	1,490	1,614
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	4,420	4,822
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	465

		8,418

South Carolina — 1.2%
City of Rock Hill, Combined Utility System, Rev., 5.00%, 01/01/2027	250	294
Columbia Housing Authority, Palmetto Terrace Apartment, Rev., 0.31%, 06/01/2024 (z)	935	934
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,149
Rev., 4.00%, 11/01/2031	1,000	1,145
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	43
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,172
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,193
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,851
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	6,887
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,195
Series A, Rev., 4.00%, 12/01/2034	2,000	2,383
Series A, Rev., 5.00%, 12/01/2024	500	572
Series A, Rev., 5.00%, 12/01/2025	1,000	1,181
Series A, Rev., 5.00%, 12/01/2027	1,525	1,893
Series A, Rev., 5.00%, 12/01/2028	1,700	1,953
Series A, Rev., 5.00%, 12/01/2031	4,500	5,865
Series A, Rev., 5.00%, 12/01/2032	1,000	1,297
Series A, Rev., 5.00%, 12/01/2050	5,000	5,677
Series B, Rev., 5.00%, 12/01/2041	1,000	1,186
Series C, Rev., 5.00%, 12/01/2021	500	504

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority, Santee Cooper, Series A, Rev., 5.75%, 12/01/2043 (p)	4,445	4,968
South Carolina Public Service Authority, Santee Cooper Project,
Series C, Rev., 5.00%, 12/01/2036	715	720
Series D, Rev., 5.00%, 12/01/2043 (p)	3,125	3,225
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	1,590	1,738
Series A, Rev., 4.00%, 07/01/2050	3,215	3,598
Series B, Rev., 3.25%, 01/01/2052	8,065	8,802
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,183
South Carolina Transportation Infrastructure Bank, Series 2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.45%), 0.51%, 10/01/2031 (aa)	6,885	6,885
South Carolina Transportation Infrastructure Bank, Unrefunded, Series 20, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.45%), 0.51%, 10/01/2031 (aa)	115	115
Spartanburg Housing Authority, Hickory Heights And Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	3,790	3,785

		74,393

South Dakota — 0.1%
County of Lincoln, Augustana College Associat, Rev., 4.00%, 08/01/2041	250	279
Harrisburg School District No. 41-2, GO, 4.50%, 07/15/2036 (p)	1,000	1,012
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	3,080	3,356

		4,647

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	1,020	1,018
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	383
City of Clarksville Water Sewer & Gas Revenue, Series A, Rev., 5.00%, 02/01/2028	1,000	1,254
City of Knoxville, Wastewater System Revenue,
Series A, Rev., 5.00%, 04/01/2028	2,000	2,527
Series A, Rev., 5.00%, 04/01/2032	2,000	2,737
City of Memphis, Gas System Revenue, Rev., 4.00%, 12/01/2045	2,175	2,573
City of Memphis, Sanitary Sewerage System Revenue,
Series B, Rev., 5.00%, 10/01/2022	1,430	1,499
Series B, Rev., 5.00%, 10/01/2023	1,000	1,095
Series B, Rev., 5.00%, 10/01/2027	1,000	1,246
County of Coffee, GO, 5.00%, 06/01/2026	250	300
Greeneville Health & Educational Facilities Board, People Road Portfolio Project, Rev., 1.45%, 12/01/2022 (z)	1,115	1,117
Health Educational and Housing Facility Board of the City of Memphis, Memphis Towers Apartments, Rev., 0.25%, 12/01/2023 (z)	3,875	3,879
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	319
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	331
Rev., AMT, 5.00%, 07/01/2043	2,055	2,458

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	2,685	3,164
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	597
Metropolitan Government of Nashville & Davidson County, Electric Revenue, Series A, Rev., 5.00%, 05/15/2030	1,000	1,318
Metropolitan Government of Nashville & Davidson County, Improvement, Series A, GO, 5.00%, 01/01/2025 (p)	1,400	1,484
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025	560	606
Metropolitan Nashville Airport Authority, Subordinated, Series A, Rev., 5.00%, 07/01/2054	1,000	1,231
State of Tennessee, Series A, GO, 5.00%, 08/01/2035 (p)	2,250	2,640
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	12,500	14,738
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	3,250	3,642
Rev., 5.00%, 05/01/2052 (z)	14,595	19,033
Tennessee Energy Acquisition Corp., Junior, Series B, Rev., 5.63%, 09/01/2026	1,410	1,708
Tennessee Housing Development Agency, Residental Financial Program, Rev., 3.00%, 07/01/2051	460	500
Tennessee Housing Development Agency, Residential Finance Program Bonds, Rev., 4.00%, 01/01/2048	2,700	3,003

		76,400

Texas — 11.1%
Abilene Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2024 (p)	2,800	2,983
Alamito Public Facility Corp., Hacep Rad Convertible Program Cramer, Rev., 0.25%, 11/01/2021	10,000	10,000
Angleton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2022	2,880	2,919
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,237
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	220
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	502
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	305
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	517
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	736
Austin Affordable Public Facility Corp., Inc., Bridge at Turtle Creek, Rev., 0.42%, 12/01/2040 (z)	6,000	6,005
Austin Community College District, Maintenance Tax Notes, GO, 5.00%, 08/01/2022	250	260
Austin Independent School District,
GO, PSF-GTD, 5.00%, 08/01/2026	1,250	1,509
GO, PSF-GTD, 5.00%, 08/01/2027	2,000	2,477
GO, PSF-GTD, 5.00%, 08/01/2028	1,000	1,269
Azle Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,151
Balmorhea Independent School District, Series A, GO, PSF-GTD, 4.00%, 02/15/2050	2,500	2,647
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	4,370	5,609
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,565	1,806
Bexar County Hospital District, Certificates Obligation, GO, 5.00%, 02/15/2031	1,000	1,272
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	2,000	2,636

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series E, Rev., 5.00%, 08/15/2027	1,000	1,239
Boerne Public Facilities Corp., Liv At Boerne Senior Apartments, Rev., 2.75%, 11/01/2022 (z)	100	100
Boerne School District, School Building, GO, PSF-GTD, 5.00%, 02/01/2043 (p)	1,800	1,829
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	2,016
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	6,000	6,106
GO, PSF-GTD, 5.00%, 02/15/2027	2,500	3,064
GO, PSF-GTD, 5.00%, 02/15/2028	2,500	3,142
GO, PSF-GTD, 5.00%, 02/15/2029	3,000	3,856
GO, PSF-GTD, 5.00%, 02/15/2030	3,000	3,831
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	414
Capital Area Housing Finance Corp., Grand Avenue Flats, Rev., 0.29%, 08/01/2039 (z)	2,015	2,007
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	9,205	9,215
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	935	996
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	926
Series B, Rev., 4.00%, 01/01/2051	1,250	1,415
Series B, Rev., 5.00%, 01/01/2046	1,500	1,870
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	688
Series B, Rev., 4.00%, 01/01/2040	500	573
Series B, Rev., 5.00%, 01/01/2024	230	253
Series B, Rev., 5.00%, 01/01/2045	3,595	4,401
Series E, Rev., 5.00%, 01/01/2045	2,665	3,263
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	5,330
Central Texas Regional Mobility Authority, Subordinated Lien, Rev., 5.00%, 01/01/2042 (p)	3,000	3,179
Central Texas Turnpike System, First Tier, Series A, Rev., 5.00%, 08/15/2041 (p)	7,045	7,341
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	2,304
GO, 5.00%, 09/01/2033	1,100	1,444
GO, 5.00%, 09/01/2034	1,750	2,289
City of Arlington, Water & Wastewater System Revenue, Rev., 5.00%, 06/01/2023	1,020	1,101
City of Austin, GO, 5.00%, 11/01/2021	1,520	1,526
City of Austin Water & Wastewater System Revenue, Series C, Rev., 5.00%, 11/15/2032	1,000	1,312
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2025	3,000	3,521
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,274
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,344
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	4,050
City of Austin, Electric Utility Revenue,
Series B, Rev., 5.00%, 11/15/2037	1,505	1,918
Series B, Rev., 5.00%, 11/15/2038	1,340	1,705
Series B, Rev., 5.00%, 11/15/2044	2,000	2,516
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	814
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	8,389
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	1,380	1,380

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	8,962
Series C, Rev., 4.00%, 10/01/2040	1,000	1,196
Series C, Rev., 5.00%, 10/01/2029	1,125	1,464
Series C, Rev., 5.00%, 10/01/2032	3,450	4,545
City of Denton Utility System Revenue, Rev., 5.00%, 12/01/2022	1,000	1,054
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	595
GO, AGM, 4.00%, 03/01/2041	680	806
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	305
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	4,114
Series A, Rev., AMT, 5.00%, 07/01/2023 (p)	10,000	10,353
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,123
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,250
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	3,168
Series B, Rev., 5.00%, 07/01/2027	1,995	2,464
City of Houston Airport System Revenue, United Airlines, Inc. Termin, Rev., AMT, 4.00%, 07/01/2041	2,615	2,781
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,481
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2022	50	52
Rev., 4.00%, 09/01/2023	50	53
Rev., 4.00%, 09/01/2024	150	165
Rev., 4.00%, 09/01/2025	45	50
Rev., 4.00%, 09/01/2029	280	334
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	588
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	711
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	1,113
Series B, Rev., 5.00%, 07/01/2026	1,000	1,203
Series B, Rev., 5.00%, 07/01/2030	1,000	1,311
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,434
Series A, Rev., 5.00%, 11/15/2030	1,000	1,329
Series C, Rev., 5.00%, 11/15/2029	2,850	3,716
Series D, Rev., 5.00%, 11/15/2026 (p)	460	463
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	310
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	500	502
City of Laredo, Certificates Obligation, GO, 5.00%, 02/15/2033	1,070	1,287
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	955
Rev., 5.00%, 04/15/2027	785	962
Rev., 5.00%, 04/15/2028	900	1,128
City of Lubbock Water & Wastewater System,
Series B, Rev., 5.00%, 02/15/2023	400	426
Series B, Rev., 5.00%, 02/15/2024	490	544

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Mesquite, Waterworks & Sewer System Revenue, Rev., 4.00%, 03/01/2023	1,130	1,190
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046 (w)	5,000	5,639
City of San Antonio, GO, 5.00%, 02/01/2022	550	559
City of San Antonio Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2030	1,660	2,036
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 5.00%, 02/01/2048 (p)	3,660	3,890
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,595
City of San Antonio, Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2027	3,000	3,514
Series B, Rev., 2.00%, 02/01/2033 (z)	1,370	1,372
City of San Antonio, Electric & Gas Systems Revenue, Junior Lien,
Rev., 5.00%, 02/01/2043 (p)	4,350	4,623
Series A, Rev., 5.00%, 02/01/2038	1,750	2,262
City of San Antonio, General Improvement, GO, 5.00%, 02/01/2023 (p)	1,240	1,260
Clear Creek Independent School District, GO, PSF-GTD, 0.28%, 02/15/2038 (z)	610	608
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,248
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	2,217
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	80
Rev., PSF-GTD, 4.00%, 08/15/2024	115	127
Rev., PSF-GTD, 4.00%, 08/15/2025	145	163
College Station Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	2,285	2,590
Conroe Independent School District,
Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	834
Series A, GO, PSF-GTD, 5.00%, 02/15/2026	2,450	2,919
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	12,243
GO, 5.00%, 06/15/2031	1,500	1,794
County of Bexar, Certificates Obligation,
Series A, GO, 4.00%, 06/15/2036 (p)	1,145	1,219
Series B, GO, 5.00%, 06/15/2043 (p)	1,000	1,081
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,699
County of Harris,
Series A, GO, 5.00%, 10/01/2022	4,615	4,834
Series A, GO, 5.00%, 10/01/2024	3,500	3,986
Series A, GO, 5.00%, 10/01/2029	1,150	1,493
County of Harris, Road Bonds, Series A, GO, 5.00%, 10/01/2022	1,185	1,242
County of Harris, Cultural Education Facilities Finance Corp., Teco Project, Rev., 5.00%, 11/15/2022	1,000	1,052
County of Harris, Flood Control District, Series A, GO, 4.00%, 10/01/2036	2,800	3,347
County of Harris, Refunding Road, Series A, GO, 5.00%, 10/01/2029	1,090	1,281
County of Harris, Senior Lien Toll Road, Rev., 5.00%, 08/15/2024	1,035	1,174
County of Nueces, GO, 5.00%, 02/15/2029	460	589
County of Williams, GO, 5.00%, 02/15/2027	1,000	1,226
Crowley Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/01/2045 (p)	2,000	2,342
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	3,555	3,540
Dallas Area Rapid Transit, Series A, Rev., 5.00%, 12/01/2046	5,000	5,816

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,292
Dallas Fort Worth International Airport,
Series B, Rev., 4.00%, 11/01/2034	1,395	1,666
Series B, Rev., AMT, 4.50%, 11/01/2045	1,000	1,042
Series E, Rev., 5.00%, 11/01/2023	1,000	1,051
Dallas Fort Worth International Airport, Joint Improvement,
Series D, Rev., AMT, 5.00%, 11/01/2038 (p)	210	211
Series D, Rev., AMT, 5.00%, 11/01/2042 (p)	11,550	11,591
Dallas Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2022	1,510	1,531
Series A, GO, PSF-GTD, 5.00%, 08/15/2023	130	142
Series A, GO, PSF-GTD, 5.00%, 08/15/2034 (p)	1,000	1,134
Dallas/Fort Worth, International Airport, Series C, Rev., AMT, 5.13%, 11/01/2043	350	368
Deer Park Independent School District, GO, PSF-GTD, 0.16%, 10/01/2042 (w) (z)	2,005	2,004
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,772
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	4,139
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,938
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,948
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	2,103
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,240
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,209
El Paso Independent School District, Maintenance Tax Notes, GO, 2.00%, 02/01/2040 (z)	1,040	1,071
Farmersville Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	465	495
Fort Bend Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2023	1,190	1,296
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	2,745	2,743
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	875	884
Frisco Independent School District, GO, PSF-GTD, 3.00%, 02/15/2022	1,625	1,642
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,418
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	1,110	1,108
Garland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	4,000	4,263
Goose Creek Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	1,000	1,018
GO, PSF-GTD, 5.00%, 02/15/2026	900	1,071
Series A, GO, PSF-GTD, 5.00%, 02/15/2028	2,000	2,372
Series B, GO, PSF-GTD, 0.00%, 10/01/2049 (w) (z)	1,115	1,114
Series B, GO, PSF-GTD, 0.60%, 02/15/2035 (z)	715	710
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	11,648
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	110
Gregory-Portland Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	3,220	3,430
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	465
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	375	380
Harlingen Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2024	80	90

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 08/15/2026	105	127
Harris County Cultural Education Facilities Finance Corp., Baylor College, Rev., 5.00%, 11/15/2037 (p)	1,515	1,597
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 0.71%, 11/15/2046 (aa)	1,130	1,134
Harris County Cultural Education Facilities Finance Corp., Texas Children’S Hospital,
Rev., 4.00%, 10/01/2041	3,205	3,828
Rev., 5.00%, 10/01/2051 (z)	3,000	4,026
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,318
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	2,200	2,910
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,142
Harris County, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2021	100	100
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	113
Harris County-Houston Sports Authority, Prefunded, Senior Lien, Series A, Rev., AGM, 5.00%, 11/15/2022 (p)	650	685
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	590	587
Houston Community College System,
Series A, GO, 3.00%, 02/15/2022	300	303
Series A, GO, 4.00%, 02/15/2023	725	762
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	1,194
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	670	669
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,725	1,756
Houston Independent School District, Maintenance Tax Notes, GO, 5.00%, 07/15/2022	80	83
Humble Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2022	1,200	1,221
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,943
Katy Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2031 (p)	1,000	1,018
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	293
Lamar Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,315	1,613
Lewisville Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	1,000	1,133
Lewisville Independent School District, School Building, Series E, GO, PSF-GTD, 5.00%, 08/15/2029 (p)	4,000	4,168
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	575	612
Lower Colorado River Authority, Lcra Transmission Services,
Rev., 5.00%, 05/15/2027	700	861
Series A, Rev., 5.00%, 05/15/2022	1,000	1,030
Lower Colorado River Authority, Transmission Services Co., Rev., 5.00%, 05/15/2022	5,000	5,148
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	128
Lumberton Independent School District, GO, PSF-GTD, 4.00%, 02/15/2023	1,125	1,181
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,958
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	655	650
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2028 (p)	1,000	1,004
Metropolitan Transit Authority of Harris County, Sales & Use Tax Revenue, Series A, Rev., 5.00%, 11/01/2036 (p)	1,785	1,792

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Midland County Public Facility Corp., Palladium West Francis, Rev., 0.35%, 06/01/2024 (z)	10,000	9,985
Midlothian Independent School District, GO, PSF-GTD, 5.00%, 02/15/2023	1,410	1,501
Mission Economic Development Corp., Republic Services, Rev., AMT, 0.20%, 01/01/2026 (z)	5,550	5,550
Mission Economic Development Corp., Waste Management, Rev., AMT, 0.15%, 05/01/2046 (z)	5,095	5,095
New Caney Independent School District, School Building, GO, PSF-GTD, 1.25%, 02/15/2050 (z)	535	547
New Hope Cultural Education Facilities Finance Corp., Childrens Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,196
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	50	56
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	504
North East Independent School District, Series B, GO, PSF-GTD, 0.25%, 08/01/2032 (z)	265	265
North Fort Bend Water Authority,
Rev., BAM, 5.00%, 12/15/2026	1,520	1,849
Series B, Rev., 5.00%, 12/15/2029	1,130	1,460
North Texas Municipal Water District Water System Revenue,
Rev., 3.00%, 09/01/2041	575	620
Rev., 5.00%, 09/01/2022	345	360
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,325
North Texas Tollway Authority, First Tier,
Series A, Rev., 5.00%, 01/01/2025	390	413
Series A, Rev., 5.00%, 01/01/2029 (p)	1,000	1,011
Series D, Rev., 5.00%, 01/01/2038 (p)	2,120	2,145
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 4.00%, 01/01/2035	2,000	2,350
North Texas Tollway Authority, Second Tier,
Series B, Rev., 4.00%, 01/01/2035	1,000	1,198
Series B, Rev., 5.00%, 01/01/2033	1,000	1,192
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	16,850	16,892
Odessa Housing Finance Corp., Rev., 0.37%, 02/01/2024 (z)	1,540	1,541
Odessa Junior College District, Consolidated Fund,
Rev., AGM, 4.00%, 07/01/2024	1,000	1,098
Rev., AGM, 4.00%, 07/01/2026	1,015	1,166
Pasadena Independent School District, School Building,
GO, PSF-GTD, 5.00%, 02/15/2038	7,500	7,970
Series A, GO, PSF-GTD, 5.00%, 02/15/2035 (p)	1,000	1,018
Pearland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2026	5,505	6,541
GO, PSF-GTD, 5.00%, 02/15/2027	3,490	4,263
Plano Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2023	2,665	2,840
Series A, GO, PSF-GTD, 4.00%, 02/15/2023	100	101
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	548
Rev., AMT, 2.25%, 01/01/2029 (e)	800	795
Rev., AMT, 2.88%, 01/01/2041 (e)	120	118
Rev., AMT, 3.00%, 01/01/2050 (e)	1,300	1,217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,948
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	2,000	2,581
San Antonio Education Facilities Corp., University Of The Incarnate Word,
Rev., 4.00%, 04/01/2038	1,065	1,221
Rev., 4.00%, 04/01/2039	1,200	1,372
Rev., 4.00%, 04/01/2040	1,000	1,141
San Antonio Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/15/2027	1,255	1,557
Schertz-Cibolo-Universal City Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2022	1,000	1,040
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2023	65	69
State of Texas, Series B, GO, 4.00%, 08/01/2030	690	776
State of Texas, Transportation Commission Highway Improvement, GO, 5.00%, 04/01/2022	3,000	3,072
State of Texas, Veterans, GO, VRDO, 0.05%, 10/07/2021 (z)	10,000	10,000
State of Texas, Water Financial Assistance, GO, 5.00%, 08/01/2024	125	141
Strategic Housing Finance Corp. of Travis County, Ecg Yager Lp Yager, Rev., 0.46%, 09/01/2041 (z)	10,000	9,944
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health, Series A, Rev., 5.00%, 11/15/2045	2,195	2,571
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,365
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	807
Rev., AGM, 1.39%, 09/01/2025	600	602
Tarrant Regional Water District, City of Dallas Project, Series A, Rev., 4.00%, 09/01/2024	3,000	3,322
Texas Department of Housing & Community Affairs, Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	485	545
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	380
Texas Department of Housing & Community Affairs, OSO Bay Apartments Mandatory, Rev., 0.27%, 09/01/2024 (z)	700	700
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,289
Texas Department of Housing & Community Affairs, Social Bonds,
Series A, Rev., GNMA, 3.00%, 01/01/2052	2,340	2,555
Series A, Rev., GNMA COLL, 3.00%, 03/01/2052	1,290	1,419
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2022	200	211
Rev., 5.00%, 12/15/2023	1,215	1,335
Rev., 5.00%, 12/15/2024	835	952
Rev., 5.00%, 12/15/2025	2,400	2,821
Rev., 5.00%, 12/15/2026	2,435	2,937
Rev., 5.00%, 12/15/2030	4,905	6,396
Rev., 5.00%, 12/15/2032	3,300	4,415
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	7,535	8,759
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	531
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	4,420	5,282
Texas Private Activity Bond Surface Transportation Corp., Lbj Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,783

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., 4.00%, 06/30/2033	1,000	1,187
Texas State Affordable Housing Corp., Las Palmas Villa, Rev., HUD, 0.25%, 12/01/2024 (z)	1,140	1,139
Texas Transportation Commission State Highway Fund, Series A, Rev., 5.00%, 10/01/2021	1,000	1,000
Texas Transportation Commission State Highway Fund, First Tier,
Rev., 5.00%, 10/01/2022	2,195	2,300
Series A, Rev., 5.00%, 04/01/2022	1,000	1,024
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (w) (z)	2,190	2,176
Texas Water Development Board, Master Trust,
Rev., 4.00%, 10/15/2033	1,000	1,228
Rev., 5.00%, 10/15/2026	3,310	4,022
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	601
Rev., 5.00%, 08/01/2024	250	283
Rev., 5.00%, 08/01/2028	125	159
Series A, Rev., 5.00%, 10/15/2028	100	126
Texas Water Development Board, St Revolving Fund, Rev., 5.00%, 08/01/2022	1,000	1,040
Texas Water Development Board, St Wtrust Implementation Fund,
Series A, Rev., 4.00%, 10/15/2033	1,900	2,224
Series A, Rev., 5.00%, 10/15/2047	2,480	3,028
Series B, Rev., 5.00%, 04/15/2049	11,535	14,260
Texas Water Development Board, St Wtrust Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,433
Texas Water Development Board, State Water Implementation Fund,
Series A, Rev., 5.00%, 04/15/2026	100	120
Series A, Rev., 5.00%, 10/15/2030	500	588
Texas Water Development Board, Water Implementation Fund, Series A, Rev., 4.00%, 10/15/2049	1,000	1,167
Tomball Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2023	1,870	1,989
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	3,041
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,926
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,938
Trinity River Public Facility Corp., Cowan Place Apartments, Rev., HUD, 0.28%, 10/01/2024 (z)	2,500	2,495
University of Houston, Series A, Rev., 5.00%, 02/15/2026	2,050	2,438
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	127
Upper Trinity Regional Water District, Rev., 4.00%, 08/01/2024	900	987
Upper Trinity Regional Water District, Reglional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	750
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	473
Tax Allocation, 4.00%, 09/01/2035	995	1,168
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	884

		681,668

Utah — 0.6%
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2041	3,000	3,480
Series A, Rev., AMT, 5.00%, 07/01/2027	2,500	3,060

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
County of Utah, Ihc Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	2,125	2,552
Emery County School District, GO, SCH BD GTY, 5.00%, 06/15/2025	1,740	2,034
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	1,755	1,975
Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2023 (p)	1,000	1,036
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,530
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	620
State of Utah,
GO, 5.00%, 07/01/2024	100	113
GO, 5.00%, 07/01/2025	3,000	3,514
GO, 5.00%, 07/01/2030	4,500	5,759
Series B, GO, 5.00%, 07/01/2022	1,000	1,036
Series B, GO, 5.00%, 07/01/2029	100	129
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,833
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	2,078
Utah Transit Authority, Series A, Rev., 5.25%, 06/15/2023	85	92
Vineyard Redevelopment Agency,
Tax Allocation, AGM, 5.00%, 05/01/2023	725	778
Tax Allocation, AGM, 5.00%, 05/01/2024	190	212
Tax Allocation, AGM, 5.00%, 05/01/2025	615	710

		33,541

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	375	420
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	295
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	955	936

		1,651

Virginia — 1.5%
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	379
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	683
City of Richmond Public Utility Revenue, Taxable, Series B, Rev., 2.35%, 01/15/2027	3,000	3,169
County of Fairfax, Series A, GO, 5.00%, 10/01/2031	1,000	1,314
County of Fairfax, Public Improvement,
Series A, GO, 5.00%, 10/01/2031 (p)	945	1,131
Series B, GO, 5.00%, 10/01/2022	2,795	2,929
County of Fairfax, Sewer Revenue, Series B, Rev., 4.00%, 07/15/2038	1,500	1,817
County of Loudoun, Series A, GO, 4.00%, 12/01/2030	3,000	3,590
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	5,250	5,258
Halifax County Industrial Development Authority, Electric & Power Co. Project, Rev., 0.45%, 12/01/2041 (z)	1,000	1,001
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026	2,660	3,207
Series A, Rev., 5.00%, 07/01/2031	1,500	1,975
Series A, Rev., 5.00%, 07/01/2032	4,495	5,897
Series A, Rev., 5.00%, 07/01/2038	1,000	1,210
Series A, Rev., 5.00%, 07/01/2039	2,100	2,683

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035 (w)	150	167
Loudoun County Economic Development Authority,
Series A, Rev., 5.00%, 12/01/2024	2,520	2,887
Series A, Rev., 5.00%, 12/01/2025	2,665	3,154
Louisa Industrial Development Authority, Virginia Electric And Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,121
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,470
Roanoke Economic Development Authority, Carilion Clinic, Rev., 5.00%, 07/01/2053 (z)	4,000	5,148
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,524
Virginia College Building Authority, Series A, Rev., 5.00%, 02/01/2023	1,505	1,601
Virginia College Building Authority, 21st Century Century College And Equipment, Rev., 5.00%, 02/01/2033	3,750	4,848
Virginia College Building Authority, 21st Century College, Rev., 5.00%, 02/01/2025	1,300	1,498
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,286
Virginia College Building Authority, Regent University Project, Rev., 5.00%, 06/01/2023	165	177
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax, Interstate 81 Corridor Program,
Rev., 5.00%, 05/15/2032	500	671
Rev., 5.00%, 05/15/2033	525	701
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	1,190	1,306
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2044	1,500	1,516
Virginia Small Business Financing Authority, Lifespire Of Virginia,
Rev., 3.00%, 12/01/2022	50	51
Rev., 3.00%, 12/01/2023	35	37
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2024	755	831
Series A, Rev., 5.00%, 01/01/2025	700	799
Series A, Rev., 5.00%, 01/01/2026	1,100	1,293
Series A, Rev., 5.00%, 01/01/2031	1,500	1,835
Series A, Rev., 5.00%, 01/01/2032	1,500	1,828
Virginia Small Business Financing Authority, Senior Lien, Express Lanes LLC Project, Rev., AMT, 5.00%, 01/01/2040	1,450	1,466
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2049	1,500	1,782
Rev., AMT, 5.00%, 12/31/2052	4,000	4,731
Rev., AMT, 5.00%, 12/31/2056	1,000	1,182
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	5,575	5,587
Wise County Industrial Development Authority, Virginia Electric & Power Company Project, Series A, Rev., 1.20%, 11/01/2040 (z)	15	15

		88,755

Washington — 2.6%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035	1,085	1,270
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,516

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
City of Seattle Municipal Light & Power Revenue, Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 0.30%, 05/01/2045 (aa)	2,960	2,960
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,537
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	1,005
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,083
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	802
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,752
County of King, Sewer Revenue,
Rev., 5.00%, 01/01/2024 (p)	1,570	1,588
Rev., AGM, 5.00%, 01/01/2047	5,000	5,543
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	124
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	574
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series B, Rev., AMT, 5.00%, 01/01/2022 (p)	1,330	1,345
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,929
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,579
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,087
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,680
King County School District No. 210 Federal Way, GO, SCH BD GTY, 4.00%, 12/01/2025	2,000	2,287
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	11,935
Port of Seattle, Series C, Rev., AMT, 5.00%, 04/01/2028	500	565
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,785
Rev., AMT, 5.00%, 04/01/2030	4,000	5,018
Rev., AMT, 5.00%, 04/01/2044	2,000	2,402
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	6,487
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	121
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	2,042
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,511
Skagit County Public Hospital District No. 2, GO, 5.00%, 12/01/2025 (p)	1,020	1,077
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,918
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,462
State of Washington,
GO, 5.00%, 06/01/2040	4,250	5,400
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,894
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,290
Series A1, GO, 5.00%, 08/01/2040	13,645	15,780
Series A, GO, 5.00%, 08/01/2022	85	88
Series A, GO, 5.00%, 08/01/2040	3,890	4,962
Series B, GO, 5.00%, 07/01/2025	75	88
Series B, GO, 5.00%, 06/01/2035	4,760	6,129
Series E, GO, 5.00%, 02/01/2023	1,250	1,330
Series RC, GO, 5.00%, 08/01/2029	100	123

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Series RD, GO, 5.00%, 08/01/2024	1,025	1,161
Series R-2017A, GO, 5.00%, 08/01/2022	975	1,014
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	2,206
Series R-2020B, GO, 5.00%, 01/01/2026	2,500	2,969
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	4,650	5,163
State of Washington, Motor Vehicle, Series R-2012D, GO, 5.00%, 07/01/2023	1,000	1,036
State of Washington, Various Purpose, Series 2015A1, GO, 5.00%, 08/01/2036	11,200	12,590
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,558
University of Washington, Forward Delivery,
Series C, Rev., 5.00%, 04/01/2022	1,250	1,280
Series C, Rev., 5.00%, 04/01/2025	1,750	2,029
Series C, Rev., 5.00%, 04/01/2026	1,750	2,096
Washington Health Care Facilities Authority, Fred Hutchinson Cancer,
Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.10%), 1.16%, 01/01/2042 (aa)	550	551
Series C, Rev., (SIFMA Municipal Swap Index + 1.05%), 1.10%, 01/01/2042 (aa)	3,000	3,018
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,452
Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.00%, 10/01/2042 (z)	345	345
Washington Health Care Facilities Authority, Providence St Joseph Health, Rev., 4.00%, 10/01/2042 (w) (z)	1,750	2,132
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	1,011
Rev., 5.00%, 09/01/2045	1,000	1,255
Washington State Housing Finance Commission,
Series A1, Rev., 3.50%, 12/20/2035	960	1,108
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	825	893
Washington State Housing Finance Commission, College Glen Apartments Project, Series A, Rev., FHA, 1.55%, 07/01/2022 (z)	1,000	1,003
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,249
Washington State Housing Finance Commission, Garden Haus Apartaments Project, Rev., 0.37%, 07/01/2024 (z)	350	350
Washington State Housing Finance Commission, Horizon House Project, Rev., 5.00%, 01/01/2023 (e)	275	289
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	1,000	1,005

		159,831

West Virginia — 0.2%
Marshall University, Series A, Rev., AGM, 5.00%, 05/01/2030	300	387
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	500	555
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,200
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	572
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,766
West Virginia Housing Development Fund, Charles Towers, Rev., FHA, 0.21%, 09/01/2023 (z)	480	480

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,299
West Virginia University, Series A, Rev., 5.00%, 10/01/2029 (p)	1,500	1,572
West Virginia University Project, Series A, Rev., 5.00%, 10/01/2032 (p)	1,000	1,048

		9,879

Wisconsin — 1.8%
City of Milwaukee, Corporate Purpose Bonds, Series B4, GO, 5.00%, 04/01/2030	1,800	2,180
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	13,151
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	3,198
County of Milwaukee, Airport Revenue, Series A, Rev., 5.00%, 12/01/2028	250	319
Fox Valley Technical College District, School Facilities, Series C, GO, 3.00%, 12/01/2027 (p)	5,000	5,163
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	444
Rev., 5.00%, 07/01/2037	300	379
Rev., 5.00%, 07/01/2039	350	440
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,306
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	211
Rev., 5.00%, 06/15/2041 (e)	250	268
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	598
Rev., 5.00%, 06/01/2027	425	521
Rev., 5.00%, 06/01/2028	600	752
Rev., 5.00%, 06/01/2034	1,000	1,277
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	834
Public Finance Authority, Variable Ref Providence St Joseph Health, Series C, Rev., 4.00%, 10/01/2041 (z)	6,205	7,481
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,445
Rev., AMT, 2.63%, 11/01/2025	5,000	5,388
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,960
Series 1, GO, 5.00%, 05/01/2030	2,500	3,294
Series 20212, GO, 5.00%, 05/01/2026	5,850	7,021
Series B, GO, 5.00%, 05/01/2026	4,000	4,801
Series B, GO, 5.00%, 05/01/2035	10,580	13,429
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	1,038
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	1,022
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	922
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	491
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	347
Wisconsin Department of Transportation,
Series 1, Rev., 5.00%, 07/01/2024 (p)	1,940	2,010
Series A, Rev., 5.00%, 07/01/2027	1,675	2,081
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series A, Rev., 5.00%, 11/15/2021	180	181
Wisconsin Health & Educational Facilities Authority, Revenue, Ascension Senior Credit Group,
Rev., 5.00%, 11/15/2027	500	624

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.00%, 11/15/2029	1,000	1,301
Rev., 5.00%, 11/15/2036	1,500	1,778
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	654
Rev., 4.00%, 10/15/2036	3,525	4,220
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	3,098
Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,251
Series B, Rev., 5.00%, 02/15/2042	1,000	1,146
Series B, Rev., 5.00%, 02/15/2046	4,550	5,210
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	195	195
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	245
Series D, Rev., 4.00%, 03/01/2047	3,300	3,620
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	955	1,040
Wisconsin Rapids School District, GO, 5.00%, 04/01/2026	1,110	1,319

		111,653

Wyoming — 0.2%
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	703
Rev., 4.00%, 05/01/2028	460	541
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,073
Wyoming Community Development Authority,
Series 1, Rev., 3.00%, 06/01/2050	2,120	2,304
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.05%, 10/07/2021 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	1,500	1,622
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050 (w)	1,665	1,799

		11,042

Total Municipal Bonds (Cost $5,699,425)		5,732,113

Short-Term Investments — 7.4%
Municipal Bonds — 0.8% (t)
California Public Finance Authority, Henry Mayo Newhall Hospital, Series A, Rev., 4.00%, 10/15/2021	95	95
City of Boston, Series A, GO, 5.00%, 11/01/2021	2,850	2,861
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2022	790	804
City of Los Angeles, Rev., TRAN, 4.00%, 06/23/2022	3,000	3,085
City of Wichita, Temporary Notes, Series 302, GO, 3.50%, 10/15/2021	2,000	2,002
County of Los Angeles, Rev., TRAN, 4.00%, 06/30/2022	6,565	6,755
County of Nassau, Series B, GO, TAN, 2.00%, 12/10/2021	5,000	5,018
District of Columbia Housing Finance Agency, Liberty Place Apartments Project, Rev., 0.25%, 12/01/2021 (e)	1,430	1,430
Frenship Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	745	758
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2021	460	460
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2021	105	105
Kentucky Rural Water Finance Corp., Public Projects Construction, Rev., 0.43%, 12/01/2021	4,460	4,460

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
Lehigh County General Purpose Authority, Good Shepherd Group, Series A, Rev., 4.00%, 11/01/2021	320	321
Lexington County School District No. 3, GO, BAN, SCSDE, 4.00%, 08/24/2022	5,000	5,175
Lone Star College System,
Series A, GO, 5.00%, 02/15/2022	145	147
Series B, GO, 5.00%, 02/15/2022	275	280
Piedmont Municipal Power Agency, Series A, Rev., 3.00%, 01/01/2022	2,000	2,014
Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	725	738
State of Illinois, Series C, GO, 4.00%, 03/01/2022	820	832
State of New York Mortgage Agency, Social Bonds, Series 235, Rev., AMT, 0.25%, 04/01/2022	285	285
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2022	6,165	6,263
Texas Municipal Gas Acquisition & Supply Corp. III, Rev., 5.00%, 12/15/2021	245	247
Town of Stratford, Series B, GO, BAN, 2.00%, 12/16/2021	2,500	2,510
Vineyard Redevelopment Agency, Tax Allocation, AGM, 5.00%, 05/01/2022	800	822
Weld County School District No. Re-5J, GO, 5.00%, 12/01/2021	565	569

Total Municipal Bonds		48,036

Time Deposits — 6.6%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021	317	317
BNP Paribas SA, 0.01%, 10/01/2021	58,793	58,793
Citibank NA, 0.01%, 10/01/2021	328,689	328,689
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021	17,512	17,512

Total Time Deposits		405,311

Total Short-Term Investments (Cost $453,355)		453,347

Total Investments — 100.9% (Cost—$6,153,999)*		6,186,707
Liabilities in Excess of Other Assets — (0.9)%		(57,437)

NET ASSETS — 100.0%		$6,129,270

Percentages indicated are based on net assets

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	50	12/2021	USD	11,016	(13)
U.S. Treasury 5 Year Note	219	12/2021	USD	27,012	(132)
U.S. Ultra Treasury 10 Year Note	35	12/2021	USD	5,170	(86)

					(231)

Short Contracts
U.S. Treasury 10 Year Note	(40)	12/2021	USD	(5,307)	43

Total unrealized appreciation (depreciation)					(188)

Six Circles Tax Aware Bond Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SCSDE	—	South Carolina School District Enhancement
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2021.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 5.1%
Ally Auto Receivables Trust, Series 2019-3, Class A3, 1.93%, 05/15/2024	491	495
American Credit Acceptance Receivables Trust, Series 2020-3, Class A, 0.62%, 10/13/2023 (e)	1,193	1,193
Apidos CLO XXXI, (Cayman Islands), Series 2019-31A, Class A1R, (ICE LIBOR USD 3 Month + 1.10%), 1.23%, 04/15/2031 (e) (aa)	1,750	1,751
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (e) (w)	1,692	1,689
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 01/15/2032 (e) (aa)	1,710	1,707
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-2A, Class A, 4.00%, 03/20/2025 (e)	4,000	4,286
Series 2019-3A, Class A, 2.36%, 03/20/2026 (e)	1,320	1,373
Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,178
Bain Capital Credit CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.97%), 1.10%, 07/20/2030 (e) (aa)	1,700	1,698
Bain Capital Credit CLO, (Cayman Islands), Series 2019-2A, Class AR, (ICE LIBOR USD 3 Month + 1.10%), 0.00%, 10/17/2032 (e) (w) (aa)	2,000	2,000
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 1.20%, 04/20/2031 (e) (aa)	1,640	1,638
Benefit Street Partners CLO III Ltd., (Cayman Islands), Series 2013-IIIA, Class A1R2, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 07/20/2029 (e) (aa)	2,500	2,499
BlueMountain CLO Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (ICE LIBOR USD 3 Month + 1.75%), 1.88%, 01/20/2029 (e) (aa)	760	760
BMW Vehicle Lease Trust, Series 2021-1, Class A3, 0.29%, 01/25/2024	6,100	6,104
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR3, (ICE LIBOR USD 3 Month + 0.98%), 0.00%, 07/20/2031 (e) (aa)	1,130	1,130
Carlyle US CLO Ltd., (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.18%, 07/20/2031 (e) (aa)	1,240	1,240
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 05/17/2027	2,065	2,261
Carvana Auto Receivables Trust,
Series 2019-2A, Class C, 3.00%, 06/17/2024 (e)	330	334
Series 2021-N1, Class A, 0.70%, 01/10/2028	435	436
Cedar Funding X CLO Ltd., (Cayman Islands), Series 2019-10A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 0.00%, 10/20/2032 (e) (w) (aa)	2,500	2,500
Cedar Funding XI CLO Ltd., (Cayman Islands), Series 2019-11A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 1.17%, 05/29/2032 (e) (aa)	1,600	1,597
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	675	675
Dell Equipment Finance Trust, Series 2021-2, Class A2, 0.33%, 12/22/2026 (e)	890	890
Drive Auto Receivables Trust,
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,018
Series 2020-2, Class B, 1.42%, 03/17/2025	3,155	3,172
Series 2021-2, Class A2, 0.36%, 05/15/2024	1,485	1,486
Series 2021-2, Class D, 1.39%, 03/15/2029	1,265	1,261
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A, (ICE LIBOR USD 3 Month + 1.04%), 1.13%, 10/20/2034 (e) (aa)	1,820	1,818
Exeter Automobile Receivables Trust,
Series 2019-4A, Class B, 2.30%, 12/15/2023 (e)	275	275
Series 2021-2A, Class A2, 0.27%, 01/16/2024	498	498
Series 2021-2A, Class C, 0.98%, 06/15/2026	420	421
Series 2021-2A, Class D, 1.40%, 04/15/2027	735	733
Series 2021-3A, Class A2, 0.34%, 01/16/2024	1,095	1,095
Series 2021-3A, Class D, 1.55%, 06/15/2027	855	853

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Ford Credit Auto Owner Trust,
Series 2017-2, Class A, 2.36%, 03/15/2029 (e)	4,000	4,080
Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	3,600	3,854
Series 2021-1, Class A, 1.37%, 10/17/2033 (e)	1,075	1,079
Galaxy XIX CLO Ltd., (Cayman Islands), Series 2015-19A, Class A1RR, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 07/24/2030 (e) (aa)	4,000	3,997
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/2023	1,200	1,205
Grand Avenue CRE, (Cayman Islands),
Series 2019-FL1, Class A, (ICE LIBOR USD 1 Month + 1.12%), 1.20%, 06/15/2037 (e) (aa)	1,099	1,099
Series 2019-FL1, Class AS, (ICE LIBOR USD 1 Month + 1.50%), 1.58%, 06/15/2037 (e) (aa)	1,500	1,499
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (ICE LIBOR USD 3 Month + 1.03%), 1.16%, 04/26/2031 (e) (aa)	3,460	3,462
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (e)	1,900	1,901
Honda Auto Receivables Owner Trust,
Series 2021-1, Class A2, 0.16%, 07/21/2023	2,274	2,274
Series 2021-2, Class A2, 0.17%, 11/15/2023	2,020	2,020
HPEFS Equipment Trust, Series 2020-2A, Class A2, 0.65%, 07/22/2030 (e)	2,079	2,080
KKR CLO Ltd., (Cayman Islands),
Series 18, Class A, (ICE LIBOR USD 3 Month + 1.27%), 1.40%, 07/18/2030 (e) (aa)	4,000	4,001
Series 24, Class A1R, (ICE LIBOR USD 3 Month + 1.08%), 1.21%, 04/20/2032 (e) (aa)	1,860	1,860
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/2031 (e)	2,795	2,807
Madison Park Funding XXXV Ltd., (Cayman Islands), Series 2019-35A, Class A1R, (ICE LIBOR USD 3 Month + 0.99%), 1.12%, 04/20/2032 (e) (aa)	1,920	1,923
Magnetite XXII Ltd., (Cayman Islands), Series 2019-22A, Class AR, (ICE LIBOR USD 3 Month + 1.06%), 1.19%, 04/15/2031 (e) (aa)	2,500	2,497
Magnetite Xxix Ltd., (Cayman Islands), Series 2021-29A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 1.12%, 01/15/2034 (e) (aa)	250	250
MRA Issuance Trust, Series 2021-8, Class A1Y, (ICE LIBOR USD 1 Month + 1.15%), 1.24%, 10/15/2021 (e) (aa)	7,800	7,800
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	874	873
NextGear Floorplan Master Owner Trust,
Series 2018-2A, Class A2, 3.69%, 10/15/2023 (e)	1,623	1,625
Series 2019-2A, Class A2, 2.07%, 10/15/2024 (e)	6,000	6,107
OCP CLO Ltd., (Cayman Islands), Series 2019-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 1.17%, 07/20/2032 (e) (aa)	2,210	2,201
Octagon Investment Partners 32 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 1.08%, 07/15/2029 (e) (aa)	4,000	3,996
Octagon Investment Partners 48 Ltd., (Cayman Islands), Series 2020-3A, Class B, (ICE LIBOR USD 3 Month + 1.85%), 1.98%, 10/20/2031 (e) (aa)	3,530	3,531
Octagon Loan Funding Ltd., (Cayman Islands), Series 2014-1A, Class ARR, (ICE LIBOR USD 3 Month + 1.18%), 1.30%, 11/18/2031 (e) (aa)	5,022	5,023
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	3,800	4,063
Series 2020-2A, Class A, 1.75%, 09/14/2035 (e)	4,000	4,051
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/2023 (e)	4,800	4,793
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	1,066	1,075
Santander Drive Auto Receivables Trust,
Series 2021-2, Class A2, 0.28%, 04/15/2024	1,374	1,374

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2021-2, Class D, 1.35%, 07/15/2027		1,815	1,821
Series 2021-3, Class A2, 0.29%, 05/15/2024		2,950	2,951
Santander Retail Auto Lease Trust, Series 2021-A, Class A3, 0.51%, 07/22/2024 (e)		2,175	2,176
SCF Equipment Leasing LLC,
Series 2019-2A, Class B, 2.76%, 08/20/2026 (e)		1,905	1,967
Series 2021-1A, Class A2, 0.42%, 08/20/2026 (e)		481	481
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		500	498
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	995
Summer BidCo BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	105	124
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 03/15/2025		1,594	1,614
TCI-Flatiron CLO Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 1.08%, 11/18/2030 (e) (aa)		4,000	4,000
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023 (e)		2,607	2,609
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 02/27/2034 (e)		3,500	3,491
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 04/15/2025 (e)		4,200	4,236
World Financial Network Credit Card Master Trust,
Series 2018-C, Class A, 3.55%, 08/15/2025		4,000	4,006
Series 2019-B, Class A, 2.49%, 04/15/2026		1,970	2,002
York CLO-2 Ltd., (Cayman Islands), Series 2015-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 1.29%, 01/22/2031 (e) (aa)		4,170	4,172

Total Asset-Backed Securities (Cost $179,030)			178,607

Collateralized Mortgage Obligations — 0.5%
Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, 01/20/2065 (e) (z)		1,083	1,081
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)		1,233	1,231
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)		601	600
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (e) (z)		2,210	2,211
Series 2021-NQM6, Class A2, 1.38%, 07/25/2066 (e) (z)		1,440	1,441
CSMC Trust, Series 2021-AFC1, Class A1, 0.83%, 03/25/2056 (e) (z)		1,778	1,770
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1, 0.80%, 02/25/2066 (e) (z)		1,997	1,994
FHLMC STACR REMIC Trust, Series 2021-HQA3, Class M1, (United States 30 Day Average SOFR + 0.85%), 0.90%, 09/25/2041 (e) (aa)		920	920
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 0.00%, 09/10/2022 (e) (aa)		2,600	2,600
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)		389	388
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)		900	902
Series 2021-5, Class A1, 1.01%, 09/25/2066 (e) (z)		750	749
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)		1,343	1,339
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)		818	820

Total Collateralized Mortgage Obligations (Cost $18,058)			18,046

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 2.9%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.12%), 1.20%, 03/15/2037 (e) (aa)	1,600	1,566
BFLD, Series 2019-DPLO, Class E, (ICE LIBOR USD 1 Month + 2.24%), 2.32%, 10/15/2034 (e) (aa)	2,502	2,483
BHMS, Series 2018-ATLS, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 07/15/2035 (e) (aa)	2,622	2,629
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	2,744
BX Commercial Mortgage Trust,
Series 2019-IMC, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 04/15/2034 (e) (aa)	3,690	3,690
Series 2019-XL, Class D, (ICE LIBOR USD 1 Month + 1.45%), 1.53%, 10/15/2036 (e) (aa)	3,817	3,821
BX Trust, Series 2017-SLCT, Class F, (ICE LIBOR USD 1 Month + 4.25%), 4.33%, 07/15/2034 (e) (aa)	1,700	1,707
BXHPP Trust,
Series 2021-FILM, Class A, (ICE LIBOR USD 1 Month + 0.65%), 0.73%, 08/15/2036 (e) (aa)	4,300	4,303
Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 0.98%, 08/15/2036 (e) (aa)	600	600
CHT Mortgage Trust,
Series 2017-CSMO, Class B, (ICE LIBOR USD 1 Month + 1.40%), 1.48%, 11/15/2036 (e) (aa)	1,494	1,494
Series 2017-CSMO, Class E, (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 11/15/2036 (e) (aa)	5,310	5,311
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 1.11%, 02/15/2053 (z)	45,263	3,103
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 01/15/2034 (e) (aa)	1,226	1,232
CSMC, Series 2021-ADV, Class A, (ICE LIBOR USD 1 Month + 1.40%), 1.48%, 07/15/2038 (e) (aa)	4,270	4,270
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.03%), 1.12%, 12/19/2030 (e) (aa)	452	452
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/2035 (e) (z)	3,845	4,150
Great Wolf Trust,
Series 2019-WOLF, Class D, (ICE LIBOR USD 1 Month + 1.93%), 2.02%, 12/15/2036 (e) (aa)	3,000	2,981
Series 2019-WOLF, Class E, (ICE LIBOR USD 1 Month + 2.73%), 2.82%, 12/15/2036 (e) (aa)	2,000	1,963
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR, Class A, (ICE LIBOR USD 1 Month + 0.95%), 1.03%, 07/15/2035 (e) (aa)	2,036	2,034
Series 2019-70P, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 10/15/2036 (e) (aa)	1,252	1,250
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.23%, 05/15/2026 (e) (aa)	720	721
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 5.98%, 05/15/2026 (e) (aa)	270	270
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.51%, 10/10/2048	3,129	3,388
HONO Mortgage Trust, Series 2021-LULU, Class A, (ICE LIBOR USD 1 Month + 1.15%), 1.25%, 10/15/2036 (e) (w) (aa)	4,410	4,410
Life Mortgage Trust, Series 2021-BMR, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.78%, 03/15/2038 (e) (aa)	4,000	4,004
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4, 2.92%, 02/15/2046	1,860	1,902
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	970
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (e)	3,520	3,619
ONE Mortgage Trust, Series 2021-PARK, Class A, (ICE LIBOR USD 1 Month + 0.70%), 0.78%, 03/15/2036 (e) (aa)	3,800	3,800
One New York Plaza Trust,
Series 2020-1NYP, Class AJ, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 01/15/2026 (e) (aa)	1,970	1,976
Series 2020-1NYP, Class B, (ICE LIBOR USD 1 Month + 1.50%), 1.58%, 01/15/2026 (e) (aa)	1,200	1,205

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
PFP Ltd., (Cayman Islands),
Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.05%, 04/14/2036 (e) (aa)		464	463
Series 2019-6, Class C, (ICE LIBOR USD 1 Month + 2.10%), 2.18%, 04/14/2037 (e) (aa)		1,297	1,297
Series 2021-7, Class A, (ICE LIBOR USD 1 Month + 0.85%), 0.93%, 04/14/2038 (e) (aa)		10,000	9,971
VASA Trust, Series 2021-VASA, Class B, (ICE LIBOR USD 1 Month + 1.25%), 1.33%, 07/15/2039 (e) (aa)		7,960	7,962
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)		700	715
Waikiki Beach Hotel Trust, Series 2019-WBM, Class D, (ICE LIBOR USD 1 Month + 2.03%), 2.11%, 12/15/2033 (e) (aa)		600	596
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)		1,000	1,047
Series 2014-C19, Class A5, 4.10%, 03/15/2047		2,745	2,949

Total Commercial Mortgage-Backed Securities (Cost $103,230)			103,048

Convertible Bonds — 1.5%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Glencore Funding LLC, Reg. S, Zero Coupon, 03/27/2025		200	199

Communications — 0.7%
Internet — 0.3%
Airbnb, Inc., Zero Coupon, 03/15/2026 (e)		2,020	1,985
Booking Holdings, Inc., 0.75%, 05/01/2025		1,374	2,018
Uber Technologies, Inc., Zero Coupon, 12/15/2025 (e)		5,875	5,714
Zillow Group, Inc., 1.38%, 09/01/2026		194	408

			10,125

Media — 0.4%
Cable One, Inc., 1.13%, 03/15/2028 (e)		3,716	3,770
DISH Network Corp.,
2.38%, 03/15/2024		1,042	1,016
3.38%, 08/15/2026		3,522	3,661
Liberty Broadband Corp.,
1.25%, 09/30/2050 (e)		1,496	1,519
2.75%, 09/30/2050 (e)		3,103	3,276

			13,242

Total Communications			23,367

Consumer Cyclical — 0.0% (g)
Airlines — 0.0% (g)
International Consolidated Airlines Group SA, (Spain),
Series IAG, Reg. S, 0.63%, 11/17/2022	EUR	100	114
Series IAG, Reg. S, 1.13%, 05/18/2028	EUR	200	228

			342

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Zero Coupon, 03/15/2026 (e)		814	878

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Retail — 0.0% (g)
National Vision Holdings, Inc., 2.50%, 05/15/2025		869	1,682

Total Consumer Cyclical			2,902

Consumer Non-cyclical — 0.1%
Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	100	112
Shift4 Payments, Inc., Zero Coupon, 12/15/2025 (e)		1,244	1,494

			1,606

Healthcare - Services — 0.1%
Anthem, Inc., 2.75%, 10/15/2042		440	2,322

Total Consumer Non-cyclical			3,928

Energy — 0.3%
Oil & Gas — 0.3%
BP Capital Markets plc, (United Kingdom), Reg. S, 1.00%, 04/28/2023	GBP	200	281
Centennial Resource Production LLC, 3.25%, 04/01/2028		1,727	2,264
CNX Resources Corp., 2.25%, 05/01/2026		1,965	2,446
EQT Corp., 1.75%, 05/01/2026		1,472	2,321
Pioneer Natural Resources Co., 0.25%, 05/15/2025		1,022	1,661

Total Energy			8,973

Financial — 0.3%
Banks — 0.3%
Barclays Bank plc, (United Kingdom),
Zero Coupon, 02/04/2025		2,318	3,445
Series VUN, Zero Coupon, 02/18/2025		3,818	4,225
BofA Finance LLC, 0.13%, 09/01/2022		2,521	3,045
Cembra Money Bank AG, (Switzerland), Reg. S, Zero Coupon, 07/09/2026	CHF	200	211

Total Financial			10,926

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	700	797

Technology — 0.1%
Semiconductors — 0.1%

ams AG, (Austria), Reg. S, Zero Coupon, 03/05/2025	EUR	200	205
Microchip Technology, Inc.,
0.13%, 11/15/2024		847	957
1.63%, 02/15/2025		91	309
1.63%, 02/15/2027		591	1,349

Total Technology			2,820

Total Convertible Bonds (Cost $51,781)			53,912

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 77.2%
Basic Materials — 3.7%
Chemicals — 1.6%
Ashland LLC, 3.38%, 09/01/2031 (e)		1,589	1,604
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,518	1,480
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		932	972
Braskem Finance Ltd., (Cayman Islands), 6.45%, 02/03/2024		200	221
CeramTec BondCo GmbH, (Germany), Reg. S, 5.25%, 12/15/2025	EUR	200	236
Chemours Co. (The),
4.00%, 05/15/2026	EUR	200	236
4.63%, 11/15/2029 (e)		1,925	1,880
5.75%, 11/15/2028 (e)		1,627	1,706
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		1,753	1,779
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		5,887	5,946
GCP Applied Technologies, Inc., 5.50%, 04/15/2026 (e)		344	352
HB Fuller Co., 4.25%, 10/15/2028		600	610
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		2,131	2,142
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	135	152
Hexion, Inc., 7.88%, 07/15/2027 (e)		2,815	3,005
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,407	2,654
INEOS Finance plc, (United Kingdom), Reg. S, 3.38%, 03/31/2026	EUR	200	237
INEOS Quattro Finance 2 Plc, (United Kingdom), 3.38%, 01/15/2026 (e)		200	202
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (e) (w) (bb)		842	842
LYB International Finance III LLC, (ICE LIBOR USD 3 Month + 1.00%), 1.13%, 10/01/2023 (aa)		1,104	1,105
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		310	322
Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.25%, 03/15/2025	EUR	200	237
Mosaic Co. (The), 3.25%, 11/15/2022		493	507
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e) (w)		1,300	1,280
6.25%, 10/01/2029 (e) (w)		900	892
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		374	375
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 05/15/2026 (e)		725	729
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		1,925	1,973
SCIH Salt Holdings, Inc.,
4.88%, 05/01/2028 (e)		1,247	1,253
6.63%, 05/01/2029 (e)		1,391	1,336
SPCM SA, (France),
3.13%, 03/15/2027 (e)		343	344
3.38%, 03/15/2030 (e)		600	599
TPC Group, Inc.,
10.50%, 08/01/2024 (e)		1,150	1,064
10.88%, 08/01/2024 (e)		783	834
Tronox, Inc.,
4.63%, 03/15/2029 (e)		1,740	1,731
6.50%, 05/01/2025 (e)		3,305	3,469
Valvoline, Inc.,
3.63%, 06/15/2031 (e)		550	543
4.25%, 02/15/2030 (e)		1,150	1,192

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (e)		2,285	2,160
9.50%, 07/01/2025 (e)		1,000	1,106
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		990	1,016
5.63%, 10/01/2024 (e)		830	909
5.63%, 08/15/2029 (e)		3,893	4,010

			55,242

Forest Products & Paper — 0.0% (g)
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		1,086	1,116
Suzano Austria GmbH, (Austria), 5.75%, 07/14/2026 (e)		200	231

			1,347

Iron/Steel — 0.4%
Allegheny Technologies, Inc.,
4.88%, 10/01/2029		390	391
5.13%, 10/01/2031		387	390
7.88%, 08/15/2023		46	52
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		776	822
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		4,849	5,243
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029 (e)		650	665
4.88%, 03/01/2031 (e)		825	852
CSN Resources SA, (Luxembourg), 7.63%, 04/17/2026 (e)		970	1,028
POSCO, (South Korea), 2.38%, 11/12/2022 (e)		2,095	2,134
thyssenkrupp AG, (Germany), Reg. S, 2.88%, 02/22/2024	EUR	100	119
TMS International Corp., 6.25%, 04/15/2029 (e)		425	444
United States Steel Corp.,
6.25%, 03/15/2026		18	19
6.88%, 03/01/2029		2,750	2,932

			15,091

Mining — 1.7%
Alcoa Nederland Holding BV, (Netherlands),
5.50%, 12/15/2027 (e)		846	908
6.13%, 05/15/2028 (e)		331	359
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		544	608
Arconic Corp.,
6.00%, 05/15/2025 (e)		570	599
6.13%, 02/15/2028 (e)		988	1,047
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)		625	600
Compass Minerals International, Inc., 4.88%, 07/15/2024 (e)		750	781
Constellium SE, (France),
3.75%, 04/15/2029 (e)		4,202	4,092
5.63%, 06/15/2028 (e)		1,283	1,348
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		2,175	2,150

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
First Quantum Minerals Ltd., (Canada),
6.50%, 03/01/2024 (e)		785	795
6.88%, 03/01/2026 (e)		2,575	2,678
6.88%, 10/15/2027 (e)		375	397
7.25%, 04/01/2023 (e)		4,725	4,807
FMG Resources August 2006 Pty Ltd., (Australia), 5.13%, 05/15/2024 (e)		534	570
Freeport-McMoRan, Inc.,
4.25%, 03/01/2030		50	53
4.38%, 08/01/2028		100	105
4.55%, 11/14/2024		2,380	2,573
5.00%, 09/01/2027		925	964
5.25%, 09/01/2029		900	978
5.40%, 11/14/2034		347	417
5.45%, 03/15/2043		4,187	5,155
Glencore Finance Canada Ltd., (Canada),
4.25%, 10/25/2022 (e)		465	483
4.95%, 11/15/2021 (e)		896	899
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		396	394
4.13%, 05/30/2023 (e)		2,804	2,963
4.13%, 03/12/2024 (e)		2,000	2,142
4.63%, 04/29/2024 (e)		558	608
Hecla Mining Co., 7.25%, 02/15/2028		1,000	1,077
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		375	372
6.13%, 04/01/2029 (e)		2,075	2,173
IAMGOLD Corp., (Canada), 5.75%, 10/15/2028 (e)		1,195	1,177
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/2028 (e)		434	481
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (e)		494	506
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		206	228
KME SE, (Germany), Reg. S, 6.75%, 02/01/2023	EUR	100	110
New Gold, Inc., (Canada),
6.38%, 05/15/2025 (e)		350	361
7.50%, 07/15/2027 (e)		4,890	5,031
Novelis Corp.,
3.25%, 11/15/2026 (e)		1,909	1,936
3.88%, 08/15/2031 (e)		2,832	2,801
4.75%, 01/30/2030 (e)		2,330	2,453
Vedanta Resources Finance II plc, (United Kingdom), 8.95%, 03/11/2025 (e)		957	956

			59,135

Total Basic Materials			130,815

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Communications — 12.1%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		2,318	2,414
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/2029 (e)		2,825	2,938
7.75%, 04/15/2028 (e)		2,304	2,425
Lamar Media Corp.,
3.63%, 01/15/2031		350	350
4.88%, 01/15/2029		100	106
Midas OpCo. Holdings LLC, 5.63%, 08/15/2029 (e)		1,583	1,638
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		741	735
4.63%, 03/15/2030 (e)		200	200
5.00%, 08/15/2027 (e)		263	270
6.25%, 06/15/2025 (e)		500	528
Summer BC Holdco A Sarl, (Luxembourg), Reg. S, 9.25%, 10/31/2027	EUR	90	113
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	300	364
Terrier Media Buyer, Inc., 8.88%, 12/15/2027 (e)		8,868	9,377

			21,458

Internet — 1.1%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		1,437	1,430
ANGI Group LLC, 3.88%, 08/15/2028 (e)		1,003	998
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	117
Baidu, Inc., (Cayman Islands), 3.08%, 04/07/2025		3,000	3,147
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		2,258	2,216
5.63%, 09/15/2028 (e)		2,412	2,421
Cars.com, Inc., 6.38%, 11/01/2028 (e)		900	949
Expedia Group, Inc., 3.60%, 12/15/2023		1,086	1,149
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		974	965
5.25%, 12/01/2027 (e)		1,000	1,043
HSE Finance Sarl, (Luxembourg), Reg. S, 5.63%, 10/15/2026	EUR	100	120
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		687	700
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e) (w)		398	393
4.13%, 08/01/2030 (e)		631	657
4.63%, 06/01/2028 (e)		769	801
5.00%, 12/15/2027 (e)		1,000	1,044
Meituan, (Cayman Islands), 2.13%, 10/28/2025 (e)		800	777
Millennium Escrow Corp., 6.63%, 08/01/2026 (e)		425	438
Netflix, Inc.,
4.88%, 06/15/2030 (e)		1,031	1,214
5.38%, 11/15/2029 (e)		1,022	1,238
5.88%, 11/15/2028		876	1,072
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,
4.75%, 04/30/2027 (e) (w) (bb)		864	864
6.00%, 02/15/2028 (e)		1,588	1,580

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
NortonLifeLock, Inc., 5.00%, 04/15/2025 (e)		1,160	1,178
Rakuten Group, Inc., (Japan), Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	200	234
Twitter, Inc., 3.88%, 12/15/2027 (e)		1,373	1,466
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		1,692	1,701
6.25%, 01/15/2028 (e)		5	5
7.50%, 05/15/2025 (e)		1,769	1,886
7.50%, 09/15/2027 (e)		2,645	2,888
8.00%, 11/01/2026 (e)		2,143	2,265
United Group BV, (Netherlands), Reg. S, 4.00%, 11/15/2027	EUR	100	114
VeriSign, Inc., 5.25%, 04/01/2025		1,045	1,188

			38,258

Media — 5.4%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	109
Reg. S, 4.25%, 08/15/2029 (w)	EUR	107	122
5.00%, 01/15/2028 (e)		891	849
5.75%, 08/15/2029 (e)		3,471	3,374
AMC Networks, Inc., 4.25%, 02/15/2029		1,444	1,436
Audacy Capital Corp.,
6.50%, 05/01/2027 (e)		925	946
6.75%, 03/31/2029 (e)		575	579
Cable One, Inc., 4.00%, 11/15/2030 (e)		353	352
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		9,598	9,742
4.25%, 01/15/2034 (e)		4,281	4,260
4.50%, 08/15/2030 (e)		2,100	2,167
4.50%, 05/01/2032		12,568	12,929
4.50%, 06/01/2033 (e)		3,515	3,577
4.75%, 03/01/2030 (e)		7,346	7,675
5.00%, 02/01/2028 (e)		525	547
5.13%, 05/01/2027 (e)		3,499	3,644
5.50%, 05/01/2026 (e)		750	773
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027 (e)		4,344	4,495
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		1,065	990
4.13%, 12/01/2030 (e)		2,500	2,453
4.50%, 11/15/2031 (e)		2,072	2,046
4.63%, 12/01/2030 (e)		9,763	9,250
5.00%, 11/15/2031 (e)		1,800	1,728
5.25%, 06/01/2024		1,484	1,590
5.38%, 02/01/2028 (e)		1,500	1,568
5.75%, 01/15/2030 (e)		4,269	4,332
6.50%, 02/01/2029 (e)		1,025	1,110
6.75%, 11/15/2021		4,445	4,456
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026 (e)		723	748

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — continued
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (e)	2,442	1,612
6.63%, 08/15/2027 (e)	10,050	4,397
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (e)	2,004	2,092
DISH DBS Corp.,
5.13%, 06/01/2029	5,294	5,187
5.88%, 07/15/2022	3,559	3,664
5.88%, 11/15/2024	2,115	2,274
7.38%, 07/01/2028	1,625	1,730
7.75%, 07/01/2026	6,002	6,775
Gray Television, Inc.,
4.75%, 10/15/2030 (e)	3,080	3,027
5.88%, 07/15/2026 (e)	855	883
7.00%, 05/15/2027 (e)	350	375
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)	525	541
5.25%, 08/15/2027 (e)	775	806
6.38%, 05/01/2026	730	771
8.38%, 05/01/2027	2,123	2,268
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)	1,551	1,602
6.75%, 10/15/2027 (e)	1,039	1,101
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)	350	364
News Corp., 3.88%, 05/15/2029 (e)	1,159	1,191
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)	2,650	2,749
5.63%, 07/15/2027 (e)	1,801	1,907
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)	3,911	4,038
6.50%, 09/15/2028 (e)	5,500	5,608
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)	750	753
5.38%, 01/15/2031 (e)	1,550	1,524
Scripps Escrow, Inc., 5.88%, 07/15/2027 (e)	875	898
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)	1,606	1,570
5.13%, 02/15/2027 (e)	61	61
5.50%, 03/01/2030 (e)	875	868
5.88%, 03/15/2026 (e)	1,100	1,123
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)	2,782	2,820
3.88%, 09/01/2031 (e)	4,690	4,582
4.00%, 07/15/2028 (e)	1,798	1,828
4.13%, 07/01/2030 (e)	325	327
5.50%, 07/01/2029 (e)	238	257
TEGNA, Inc., 5.00%, 09/15/2029	1,050	1,082
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)	2,000	2,101
Townsquare Media, Inc., 6.88%, 02/01/2026 (e)	200	211

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		1,175	1,194
5.13%, 02/15/2025 (e)		3,326	3,376
6.63%, 06/01/2027 (e)		3,069	3,334
9.50%, 05/01/2025 (e)		2,184	2,369
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		2,877	2,946
UPC Holding BV, (Netherlands), Reg. S, 3.88%, 06/15/2029	EUR	200	238
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	244	290
Urban One, Inc., 7.38%, 02/01/2028 (e)		1,060	1,136
Videotron Ltd., (Canada), 3.63%, 06/15/2029 (e)		1,465	1,485
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	200	235
5.00%, 07/15/2030 (e)		1,650	1,685
Virgin Media Secured Finance plc, (United Kingdom), 5.50%, 05/15/2029 (e)		375	397
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		3,116	3,218
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		955	979
6.00%, 01/15/2027 (e)		1,875	1,938
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		1,047	1,076

			188,710

Telecommunications — 5.0%
Altice France Holding SA, (Luxembourg),
6.00%, 02/15/2028 (e)		2,565	2,446
10.50%, 05/15/2027 (e)		9,661	10,531
Altice France SA, (France),
Reg. S, 4.13%, 01/15/2029	EUR	400	458
5.13%, 07/15/2029 (e)		4,422	4,342
5.50%, 01/15/2028 (e)		1,338	1,350
5.50%, 10/15/2029 (e) (w)		1,718	1,701
7.38%, 05/01/2026 (e)		5,668	5,882
8.13%, 02/01/2027 (e)		1,667	1,794
Avaya, Inc., 6.13%, 09/15/2028 (e)		2,078	2,185
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		1,414	1,434
CommScope, Inc.,
4.75%, 09/01/2029 (e)		1,789	1,791
6.00%, 03/01/2026 (e)		3,055	3,185
7.13%, 07/01/2028 (e)		1,244	1,272
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		7,845	8,208
Consolidated Communications, Inc., 6.50%, 10/01/2028 (e)		1,715	1,863
Digicel Group Holdings Ltd., (Bermuda), 10.00% (Blend (cash 8.00% + PIK 2.00%)), 04/01/2024 (v)		1,313	1,312
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.75%, 05/25/2024 (e)		1,545	1,599
8.00%, 12/31/2026 (e)		5,725	5,539
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (e) (v)		2,070	2,086
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		6,500	6,126

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		3,660	3,843
5.88%, 10/15/2027 (e)		1,301	1,382
6.75%, 05/01/2029 (e)		1,012	1,067
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2023 (d)		3,425	1,910
8.50%, 10/15/2024 (d) (e)		3,800	2,166
9.75%, 07/15/2025 (d) (e)		1,875	1,017
Intrado Corp., 8.50%, 10/15/2025 (e)		4,084	4,058
Level 3 Financing, Inc.,
3.75%, 07/15/2029 (e)		1,595	1,542
4.25%, 07/01/2028 (e)		1,139	1,148
5.25%, 03/15/2026		1,200	1,238
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		547	530
LogMeIn, Inc., 5.50%, 09/01/2027 (e)		1,075	1,095
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	100	116
Lumen Technologies, Inc.,
4.00%, 02/15/2027 (e)		804	822
4.50%, 01/15/2029 (e)		2,605	2,524
5.13%, 12/15/2026 (e)		1,702	1,766
5.38%, 06/15/2029 (e)		1,813	1,840
Series P, 7.60%, 09/15/2039		2,551	2,857
Series T, 5.80%, 03/15/2022		3,000	3,057
Series U, 7.65%, 03/15/2042		2,141	2,398
Matterhorn Telecom SA, (Luxembourg), Reg. S, 4.00%, 11/15/2027	EUR	300	356
Nokia OYJ, (Finland), 6.63%, 05/15/2039		275	375
Oi Movel SA, (Brazil), Reg. S, 8.75%, 07/30/2026		200	204
Oi SA, (Brazil), Reg. S, 10.00% (cash), 07/27/2025 (v)		100	94
Qwest Corp., 6.75%, 12/01/2021		1,000	1,009
SoftBank Group Corp., (Japan),
Reg. S, 5.00%, 04/15/2028	EUR	100	121
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		200	200
Sprint Capital Corp.,
6.88%, 11/15/2028		4,366	5,588
8.75%, 03/15/2032		4,224	6,310
Sprint Communications, Inc.,
6.00%, 11/15/2022		100	105
11.50%, 11/15/2021		1,959	1,981
Sprint Corp.,
7.13%, 06/15/2024		400	455
7.63%, 02/15/2025		4,000	4,676
7.63%, 03/01/2026		6,671	8,072
7.88%, 09/15/2023		2,885	3,224
Switch Ltd.,
3.75%, 09/15/2028 (e)		1,438	1,460
4.13%, 06/15/2029 (e)		2,105	2,160
Telecom Italia Capital SA, (Luxembourg), 6.00%, 09/30/2034		2,294	2,575
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	400	676

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	200	227
5.30%, 05/30/2024 (e)		1,172	1,262
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 6 Year + 4.11%), 4.38%, 12/14/2024 (x) (aa)	EUR	300	377
Telesat Canada / Telesat LLC, (Canada), 4.88%, 06/01/2027 (e)		430	396
T-Mobile USA, Inc.,
2.63%, 02/15/2029		2,680	2,713
2.88%, 02/15/2031		844	851
3.50%, 04/15/2031		1,488	1,570
3.50%, 04/15/2031 (e)		1,102	1,162
3.38%, 04/15/2029 (e)		1,075	1,121
4.75%, 02/01/2028		1,600	1,700
Viasat, Inc.,
5.63%, 09/15/2025 (e)		765	775
5.63%, 04/15/2027 (e)		1,185	1,235
6.50%, 07/15/2028 (e)		2,849	3,001
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,507	1,510
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	200	271
4.75%, 07/15/2031 (e)		3,080	3,147
Vodafone Group plc, (United Kingdom),
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.05%), 6.25%, 10/03/2078 (aa)		200	220
Reg. S, (EUR Swap Rate 5 Year + 3.23%), 3.00%, 08/27/2080 (aa)	EUR	100	119
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		3,962	3,943
6.13%, 03/01/2028 (e)		9,631	9,764

			176,485

Total Communications			424,911

Consumer Cyclical — 14.3%
Airlines — 1.0%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,536	1,549
Air France-KLM, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	115
American Airlines Group, Inc., 3.75%, 03/01/2025 (e)		1,030	927
American Airlines, Inc., 11.75%, 07/15/2025 (e)		4,863	6,018
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		1,775	1,865
5.75%, 04/20/2029 (e)		5,000	5,388
Delta Air Lines, Inc., 7.00%, 05/01/2025 (e)		949	1,107
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,560	2,854
Deutsche Lufthansa AG, (Germany),
Reg. S, 2.00%, 07/14/2024	EUR	200	236
Reg. S, 2.88%, 02/11/2025	EUR	100	120
Reg. S, 3.50%, 07/14/2029	EUR	200	239
Finnair OYJ, (Finland), Reg. S, 4.25%, 05/19/2025	EUR	125	150
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		1,908	1,996

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Airlines — continued
International Consolidated Airlines Group SA, (Spain),
Reg. S, 1.50%, 07/04/2027	EUR	100	107
Reg. S, 2.75%, 03/25/2025	EUR	100	117
Reg. S, 3.75%, 03/25/2029	EUR	100	117
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		2,470	2,685
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands), 8.00%, 09/20/2025 (e)		374	420
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%, 10/15/2027		2,935	3,283
United Airlines 2020-1 Class B Pass Through Trust, 4.88%, 01/15/2026		56	59
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,987	4,092
4.63%, 04/15/2029 (e)		2,600	2,687

			36,131

Apparel — 0.2%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		713	718
4.25%, 03/15/2029 (e)		535	551
Hanesbrands, Inc., 4.63%, 05/15/2024 (e)		500	527
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		205	207
PVH Corp., 4.63%, 07/10/2025		1,590	1,751
Tapestry, Inc., 4.25%, 04/01/2025		1,000	1,080
William Carter Co. (The),
5.50%, 05/15/2025 (e)		686	721
5.63%, 03/15/2027 (e)		1,875	1,948
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		832	840

			8,343

Auto Manufacturers — 2.4%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		2,492	2,423
5.88%, 06/01/2029 (e)		1,474	1,604
Daimler Finance North America LLC, 3.65%, 02/22/2024 (e)		2,800	2,986
Ford Motor Co.,
4.75%, 01/15/2043		7,125	7,468
5.29%, 12/08/2046		5,875	6,543
7.40%, 11/01/2046		275	370
7.45%, 07/16/2031		500	650
8.50%, 04/21/2023		250	275
9.00%, 04/22/2025		8,670	10,419
9.63%, 04/22/2030		750	1,063
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		1,024	1,026
2.90%, 02/16/2028		623	622
2.98%, 08/03/2022		4,385	4,433
3.38%, 11/13/2025		2,250	2,312
3.82%, 11/02/2027		200	207
4.00%, 11/13/2030		2,468	2,567
4.13%, 08/17/2027		315	334

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
4.13%, 08/04/2025		1,577	1,668
4.39%, 01/08/2026		2,500	2,666
5.11%, 05/03/2029		1,176	1,314
5.13%, 06/16/2025		2,570	2,792
5.58%, 03/18/2024		4,429	4,760
General Motors Co.,
5.40%, 10/02/2023		1,016	1,108
6.13%, 10/01/2025		50	59
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		2,724	2,847
3.15%, 06/30/2022		988	1,006
3.95%, 04/13/2024		681	728
5.10%, 01/17/2024		1,658	1,810
5.25%, 03/01/2026		451	515
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	6
Hyundai Capital America, 0.80%, 01/08/2024 (e)		1,257	1,251
0.88%, 06/14/2024 (e)		852	847
1.00%, 09/17/2024 (e)		351	350
1.25%, 09/18/2023 (e)		1,000	1,009
1.50%, 06/15/2026 (e)		674	667
2.85%, 11/01/2022 (e)		1,214	1,243
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 6.88%, 11/15/2026	EUR	100	129
JB Poindexter & Co., Inc., 7.13%, 04/15/2026 (e)		950	1,000
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		2,175	2,296
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	200	235
Stellantis NV, (Netherlands), 5.25%, 04/15/2023		3,969	4,233
Volkswagen Group of America Finance LLC,
2.90%, 05/13/2022 (e)		222	226
3.35%, 05/13/2025 (e)		1,110	1,186
4.25%, 11/13/2023 (e)		278	298
Wabash National Corp., 4.50%,
10/15/2028 (e) (w)		1,420	1,418
5.50%, 10/01/2025 (e)		349	354

			83,323

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., (Jersey), 4.88%, 08/15/2026 (e)		5,325	5,454
Adient US LLC, 9.00%, 04/15/2025 (e)		427	461
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029		2,100	2,049
6.25%, 03/15/2026		1,375	1,413
6.50%, 04/01/2027		950	990
6.88%, 07/01/2028		2,000	2,133
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	300	359
6.25%, 05/15/2026 (e)		1,783	1,874
8.50%, 05/15/2027 (e)		9,760	10,382
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		3,150	3,323

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)		1,375	1,122
Dana Financing Luxembourg Sarl, (Luxembourg), 5.75%, 04/15/2025 (e)		500	516
Dana, Inc.,
4.25%, 09/01/2030		425	437
5.38%, 11/15/2027		775	817
5.63%, 06/15/2028		2,541	2,736
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		1,095	1,146
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (e) (w)		1,185	1,185
Faurecia SE, (France), Reg. S, 3.75%, 06/15/2028	EUR	100	120
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029 (e)		491	523
5.25%, 07/15/2031 (e)		1,427	1,520
5.63%, 04/30/2033		1,105	1,204
9.50%, 05/31/2025		199	218
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	100	110
IHO Verwaltungs GmbH, (Germany),
4.75% (cash), 09/15/2026 (e) (v)		1,265	1,297
6.00% (cash), 05/15/2027 (e) (v)		325	339
6.38% (cash), 05/15/2029 (e) (v)		1,000	1,091
Leather 2 SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.50%, 09/30/2028 (aa)	EUR	100	116
Meritor, Inc., 4.50%, 12/15/2028 (e)		71	71
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		1,500	1,557
Tenneco, Inc.,
5.13%, 04/15/2029 (e)		2,575	2,633
7.88%, 01/15/2029 (e)		164	183
Titan International, Inc., 7.00%, 04/30/2028 (e)		1,138	1,199
ZF Finance GmbH, (Germany),
Reg. S, 2.00%, 05/06/2027	EUR	100	117
Reg. S, 3.75%, 09/21/2028	EUR	100	126
ZF North America Capital, Inc., 4.75%, 04/29/2025 (e)		1,465	1,582

			50,403

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		558	557
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,719	1,710
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		5,429	5,416
IAA, Inc., 5.50%, 06/15/2027 (e)		28	29
KAR Auction Services, Inc., 5.13%, 06/01/2025 (e)		975	986

			8,698

Entertainment — 2.6%
Affinity Gaming, 6.88%, 12/15/2027 (e)		1,323	1,389
Bally’s Corp., 6.75%, 06/01/2027 (e)		405	441
Banijay Group SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	200	242
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		870	898
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		2,550	2,585
6.25%, 07/01/2025 (e)		8,299	8,737
8.13%, 07/01/2027 (e)		6,142	6,902

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.25%, 10/15/2025 (e)		2,040	2,068
5.75%, 07/01/2025 (e)		2,059	2,164
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		875	921
Cedar Fair LP, 5.25%, 07/15/2029		1,125	1,154
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 05/01/2025 (e)		2,876	2,988
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		1,612	1,687
5.50%, 04/01/2027 (e)		911	945
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	200	232
CPUK Finance Ltd., (Jersey),
Reg. S, 4.50%, 08/28/2027	GBP	100	137
Reg. S, 4.88%, 08/28/2025	GBP	200	272
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		438	449
Gamma Bidco SpA, (Italy),
Reg. S, 5.13%, 07/15/2025	EUR	100	118
Reg. S, 6.25%, 07/15/2025	EUR	100	121
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		2,750	2,901
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	200	238
4.13%, 04/15/2026 (e)		200	208
5.25%, 01/15/2029 (e)		1,050	1,122
6.25%, 01/15/2027 (e)		1,055	1,192
6.50%, 02/15/2025 (e)		1,250	1,395
Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)		622	642
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		506	523
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		200	199
4.75%, 10/15/2027 (e)		292	297
4.88%, 11/01/2024 (e)		33	33
6.50%, 05/15/2027 (e)		2,885	3,173
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		420	434
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		2,234	2,276
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026 (e)		1,600	1,667
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		2,725	2,739
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/2027 (e)		2,961	3,210
Penn National Gaming, Inc.,
4.13%, 07/01/2029 (e)		955	944
5.63%, 01/15/2027 (e)		3,225	3,322
Powdr Corp., 6.00%, 08/01/2025 (e)		186	195
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		1,845	1,863
5.88%, 09/01/2031 (e)		1,845	1,864
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/01/2026 (e)		818	835

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Scientific Games International, Inc.,
5.00%, 10/15/2025 (e)	396	407
7.00%, 05/15/2028 (e)	818	882
7.25%, 11/15/2029 (e)	575	646
8.25%, 03/15/2026 (e)	5,483	5,819
8.63%, 07/01/2025 (e)	5,383	5,830
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (e)	950	971
Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	850	858
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)	2,994	3,189
Vail Resorts, Inc., 6.25%, 05/15/2025 (e)	921	974
WMG Acquisition Corp.,
3.00%, 02/15/2031 (e)	500	488
3.88%, 07/15/2030 (e)	25	26
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)	5,226	5,291
7.75%, 04/15/2025 (e)	1,220	1,287

		92,393

Food Service — 0.1%
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)	600	614
5.00%, 02/01/2028 (e)	41	42
6.38%, 05/01/2025 (e)	1,501	1,578

		2,234

Home Builders — 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)	1,883	1,901
4.63%, 04/01/2030 (e)	767	772
6.63%, 01/15/2028 (e)	700	744
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	2,925	3,064
6.75%, 03/15/2025	2,150	2,212
7.25%, 10/15/2029	1,950	2,147
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	2,563	2,614
5.00%, 06/15/2029 (e)	1,271	1,300
6.25%, 09/15/2027 (e)	5,575	5,861
Century Communities, Inc.,
3.88%, 08/15/2029 (e)	275	278
6.75%, 06/01/2027	1,850	1,975
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)	1,540	1,538
5.00%, 03/01/2028 (e)	1,100	1,136
KB Home,
4.00%, 06/15/2031	1,003	1,029
4.80%, 11/15/2029	2,250	2,453
6.88%, 06/15/2027	725	866

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Home Builders — continued
Lennar Corp.,
4.50%, 04/30/2024	1,818	1,966
4.75%, 11/15/2022	1,434	1,481
4.75%, 05/30/2025	915	1,019
5.38%, 10/01/2022	1,000	1,047
M/I Homes, Inc., 4.95%, 02/01/2028	1,880	1,967
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	3,784	3,867
5.25%, 12/15/2027 (e)	250	261
Meritage Homes Corp.,
5.13%, 06/06/2027	1,375	1,531
6.00%, 06/01/2025	2,575	2,910
Picasso Finance Sub, Inc., 6.13%, 06/15/2025 (e)	1,614	1,707
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028 (e)	1,300	1,337
4.75%, 04/01/2029 (e)	1,150	1,182
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)	1,100	1,160
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	3,277	3,527
5.75%, 01/15/2028 (e)	900	1,003
5.88%, 06/15/2027 (e)	2,922	3,331
6.63%, 07/15/2027 (e)	2,800	2,954
Toll Brothers Finance Corp.,
4.38%, 04/15/2023	230	238
4.88%, 11/15/2025	146	164
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027	175	189
5.70%, 06/15/2028	975	1,060
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)	771	803

		64,594

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)	1,027	1,028
4.00%, 04/15/2029 (e)	1,730	1,784

		2,812

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)	641	677
Newell Brands, Inc.,
4.88%, 06/01/2025	1,150	1,269
6.00%, 04/01/2046	411	531
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031 (e)	2,073	2,069
4.50%, 10/15/2029	1,927	2,014
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e) (w)	2,195	2,139

		8,699

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — 0.7%
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		3,560	3,595
5.75%, 03/01/2027 (e)		3,069	3,169
9.88%, 08/01/2027 (e)		1,123	1,296
Reg. S, 10.13%, 02/01/2026	EUR	200	266
11.50%, 04/01/2023 (e)		4,488	5,010
Life Time, Inc.,
5.75%, 01/15/2026 (e)		993	1,033
8.00%, 04/15/2026 (e)		668	713
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		370	361
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		860	881
10.25%, 02/01/2026 (e)		540	620
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		1,084	1,125
Royal Caribbean Cruises Ltd., (Liberia),
5.50%, 08/31/2026 (e)		257	264
5.50%, 04/01/2028 (e)		1,443	1,476
9.13%, 06/15/2023 (e)		772	839
11.50%, 06/01/2025 (e)		1,292	1,474
Viking Cruises Ltd., (Bermuda), 5.88%, 09/15/2027 (e)		200	194
6.25%, 05/15/2025 (e)		500	501
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		762	759
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		575	583

			24,159

Lodging — 1.1%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	200	239
Boyd Gaming Corp.,
4.75%, 12/01/2027		3,816	3,944
4.75%, 06/15/2031 (e)		2,765	2,851
8.63%, 06/01/2025 (e)		721	781
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		113	121
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		2,850	2,807
3.75%, 05/01/2029 (e)		1,600	1,616
4.00%, 05/01/2031 (e)		915	929
4.88%, 01/15/2030		1,958	2,101
5.38%, 05/01/2025 (e)		425	444
5.75%, 05/01/2028 (e)		315	339
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		1,567	1,620
Hyatt Hotels Corp.,
1.30%, 10/01/2023 (w)		495	496
1.80%, 10/01/2024 (w)		220	220
Marriott International, Inc., Series EE, 5.75%, 05/01/2025		68	78
MGM Resorts International,
4.63%, 09/01/2026		500	524
4.75%, 10/15/2028		4,780	5,037
5.50%, 04/15/2027		1,900	2,062

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — continued
5.75%, 06/15/2025		398	434
6.00%, 03/15/2023		465	492
6.75%, 05/01/2025		3,190	3,361
Station Casinos LLC,
4.50%, 02/15/2028 (e)		900	914
5.00%, 10/01/2025 (e)		876	889
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		1,650	1,650
Travel + Leisure Co.,
6.60%, 10/01/2025		1,090	1,224
6.63%, 07/31/2026 (e)		581	662
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)		294	307
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023 (e)		840	846
Wynn Macau Ltd., (Cayman Islands),
4.88%, 10/01/2024 (e)		500	486
5.13%, 12/15/2029 (e)		525	493
5.50%, 10/01/2027 (e)		1,330	1,270

			39,237

Office Furnishings — 0.0% (g)
Interface, Inc., 5.50%, 12/01/2028 (e)		475	499

Retail — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,475	1,463
3.88%, 01/15/2028 (e)		1,432	1,444
4.00%, 10/15/2030 (e)		6,650	6,583
4.38%, 01/15/2028 (e)		1,943	1,973
5.75%, 04/15/2025 (e)		77	81
Academy Ltd., 6.00%, 11/15/2027 (e)		350	378
Ambience Merger Sub, Inc.,
4.88%, 07/15/2028 (e)		175	175
7.13%, 07/15/2029 (e)		475	474
Arcos Dorados Holdings, Inc., (British Virgin Islands),
5.88%, 04/04/2027 (e)		200	208
6.63%, 09/27/2023 (e)		500	541
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028		388	399
4.75%, 03/01/2030		3	3
Bath & Body Works, Inc.,
6.63%, 10/01/2030 (e)		3	3
6.88%, 11/01/2035		1,441	1,809
9.38%, 07/01/2025 (e)		349	443
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		297	295
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029 (e)		356	354
Brinker International, Inc.,
3.88%, 05/15/2023		675	696
5.00%, 10/01/2024 (e)		1,781	1,886
Burger King France SAS, (France), Reg. S, 6.00%, 05/01/2024	EUR	100	118
Caleres, Inc., 6.25%, 08/15/2023		250	250
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		1,113	1,048

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Carvana Co.,
4.88%, 09/01/2029 (e)		811	804
5.50%, 04/15/2027 (e)		999	1,019
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	100	134
Douglas GmbH, (Germany), Reg. S, 6.00%, 04/08/2026	EUR	100	117
Dufry One BV, (Netherlands), Reg. S, 2.50%, 10/15/2024	EUR	200	229
eG Global Finance plc, (United Kingdom),
Reg. S, 6.25%, 10/30/2025	EUR	200	237
Reg. S, 6.25%, 03/30/2026	GBP	119	165
6.75%, 02/07/2025 (e)		1,018	1,041
8.50%, 10/30/2025 (e)		1,193	1,242
Foot Locker, Inc., 4.00%, 10/01/2029 (e) (w)		425	426
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,502	2,452
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		125	125
3.88%, 10/01/2031 (e)		175	175
Golden Nugget, Inc., 6.75%, 10/15/2024 (e)		2,205	2,208
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	100	120
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,352	1,367
IRB Holding Corp.,
6.75%, 02/15/2026 (e)		1,269	1,304
7.00%, 06/15/2025 (e)		263	279
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		3,462	3,460
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		1,351	1,386
Series SEP, 4.88%, 05/01/2029 (e)		266	273
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		492	511
Marks & Spencer plc, (United Kingdom), Reg. S, 4.50%, 07/10/2027	GBP	100	144
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		1,844	1,957
Park River Holdings, Inc., 5.63%, 02/01/2029 (e)		2,850	2,761
Penske Automotive Group, Inc.,
3.50%, 09/01/2025		438	451
3.75%, 06/15/2029 (e)		252	253
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		1,481	1,526
7.75%, 02/15/2029 (e)		4,357	4,755
Sally Holdings LLC / Sally Capital, Inc.,
5.63%, 12/01/2025		1,250	1,281
8.75%, 04/30/2025 (e)		3,000	3,232
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 09/30/2026 (e)		1,319	1,388
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		2,211	2,256
6.13%, 07/01/2029 (e)		1,966	2,025
Staples, Inc.,
7.50%, 04/15/2026 (e)		2,561	2,599
10.75%, 04/15/2027 (e)		700	682
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.25%, 07/31/2025	GBP	200	283

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,843	1,912
5.88%, 03/01/2027		1,675	1,746
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		975	1,007
Tendam Brands SAU, (Spain), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 5.25%, 09/15/2024 (aa)	EUR	100	115
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		2,721	2,871
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,510	1,559
Yum! Brands, Inc.,
3.63%, 03/15/2031		1,300	1,307
4.63%, 01/31/2032		100	107
4.75%, 01/15/2030 (e)		527	571

			76,489

Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
3.38%, 04/01/2026 (e)		630	649
3.75%, 04/01/2029 (e)		776	809
5.45%, 11/01/2041		633	750
6.20%, 10/01/2040		722	928

			3,136

Total Consumer Cyclical			501,150

Consumer Non-cyclical — 13.1%
Agriculture — 0.2%
BAT Capital Corp., 3.22%, 08/15/2024		86	91
BAT International Finance plc, (United Kingdom), 3.95%, 06/15/2025 (e)		1,108	1,203
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		1,223	1,286
3.75%, 07/21/2022 (e)		342	349
Reynolds American, Inc., 4.45%, 06/12/2025		332	366
Tereos Finance Groupe I SA, (France), Reg. S, 7.50%, 10/30/2025	EUR	100	124
Vector Group Ltd., 5.75%, 02/01/2029 (e)		3,200	3,199
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		1,342	1,351

			7,969

Beverages — 0.1%
Bacardi Ltd., (Bermuda), 4.45%, 05/15/2025 (e)		223	246
Central American Bottling Corp., (British Virgin Islands), 5.75%, 01/31/2027 (e)		1,100	1,133

			1,379

Biotechnology — 0.0% (g)
Grifols Escrow Issuer SA, (Spain),
Reg. S, 3.88%, 10/15/2028 (w)	EUR	100	117
4.75%, 10/15/2028 (e) (w)		200	204
HCRX Investments Holdco LP, 4.50%, 08/01/2029 (e)		1,011	1,016

			1,337

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — 3.2%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		800	833
ADT Security Corp. (The), 4.88%, 07/15/2032 (e)		847	854
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		775	786
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		4,913	4,848
6.63%, 07/15/2026 (e)		6,273	6,632
9.75%, 07/15/2027 (e)		5,927	6,431
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		8,669	8,657
Reg. S, 3.63%, 06/01/2028	EUR	117	133
Reg. S, 4.88%, 06/01/2028	GBP	100	132
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		1,875	1,927
4.63%, 10/01/2027 (e)		303	314
APX Group, Inc.,
5.75%, 07/15/2029 (e)		1,029	1,015
6.75%, 02/15/2027 (e)		1,804	1,918
Ashtead Capital, Inc., 4.38%, 08/15/2027 (e)		1,027	1,076
Autostrade per l’Italia SpA, (Italy), Reg. S, 1.88%, 11/04/2025	EUR	100	120
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		1,000	1,031
5.38%, 03/01/2029 (e)		305	323
5.75%, 07/15/2027 (e)		500	521
Avis Budget Finance Plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	355
Brink’s Co. (The), 5.50%, 07/15/2025 (e)		1,000	1,045
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		450	454
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,222	2,208
EC Finance plc, (United Kingdom),
Reg. S, 2.38%, 11/15/2022	EUR	126	146
Reg. S, 3.00%, 10/15/2026 (w)	EUR	282	329
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		1,801	1,801
6.00%, 06/01/2029 (e)		600	584
9.50%, 11/01/2027 (e)		2,587	2,790
Gartner, Inc.,
3.63%, 06/15/2029 (e)		1,539	1,558
3.75%, 10/01/2030 (e)		2,181	2,245
4.50%, 07/01/2028 (e)		928	974
HealthEquity, Inc., 4.50%, 10/01/2029 (e) (w)		1,201	1,222
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		899	943
House of Finance NV (The), (Belgium), Reg. S, 4.38%, 07/15/2026	EUR	100	119
IHS Markit Ltd., (Bermuda), 4.13%, 08/01/2023		731	775
Intertrust Group BV, (Netherlands), Reg. S, 3.38%, 11/15/2025	EUR	100	118
IPD 3 BV, (Netherlands), Reg. S, 5.50%, 12/01/2025	EUR	200	242
Jaguar Holding Co. II / PPD Development LP,
4.63%, 06/15/2025 (e)		1,406	1,461
5.00%, 06/15/2028 (e)		1,787	1,923
La Financiere Atalian SASU, (France), Reg. S, 6.63%, 05/15/2025	GBP	100	134

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	42
Loxam SAS, (France),
Reg. S, 3.75%, 07/15/2026	EUR	100	118
Reg. S, 5.75%, 07/15/2027	EUR	100	121
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		3,298	3,207
MoneyGram International, Inc., 5.38%, 08/01/2026 (e)		391	397
MPH Acquisition Holdings LLC,
5.50%, 09/01/2028 (e)		2,308	2,325
5.75%, 11/01/2028 (e)		1,625	1,531
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		1,940	2,012
Nielsen Co. Luxembourg Sarl (The), (Luxembourg), 5.00%, 02/01/2025 (e)		825	845
Nielsen Finance LLC / Nielsen Finance Co.,
4.50%, 07/15/2029 (e)		775	758
4.75%, 07/15/2031 (e)		1,359	1,322
5.63%, 10/01/2028 (e)		3,101	3,213
5.88%, 10/01/2030 (e)		624	657
Prime Security Services Borrower LLC / Prime Finance, Inc.,
3.38%, 08/31/2027 (e)		646	621
5.75%, 04/15/2026 (e)		266	288
6.25%, 01/15/2028 (e)		893	923
Quanta Services, Inc., 0.95%, 10/01/2024		216	216
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	200	250
Sabre GLBL, Inc.,
7.38%, 09/01/2025 (e)		2,237	2,388
9.25%, 04/15/2025 (e)		1,315	1,520
Service Corp. International,
3.38%, 08/15/2030		2,072	2,070
4.00%, 05/15/2031		2,910	3,008
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		1,341	1,400
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		750	716
Sotheby’s, 7.38%, 10/15/2027 (e)		2,403	2,541
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,542	1,586
Square, Inc., 3.50%, 06/01/2031 (e)		2,483	2,554
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	88	105
Triton Container International Ltd., (Bermuda),
0.80%, 08/01/2023 (e)		992	991
1.15%, 06/07/2024 (e)		223	223
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,450	1,466
3.88%, 02/15/2031		2,050	2,101
4.00%, 07/15/2030		375	389
4.88%, 01/15/2028		4,000	4,229
5.25%, 01/15/2030		1,930	2,114
Verisure Holding AB, (Sweden), Reg. S, 3.25%, 02/15/2027	EUR	100	116
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		5,913	6,231
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (e)		333	347

			113,918

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 4.00%, 04/15/2023	EUR	300	349
Edgewell Personal Care Co., 4.13%, 04/01/2029 (e)		625	625

			974

Food — 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		230	233
3.50%, 02/15/2023 (e)		25	26
3.50%, 03/15/2029 (e)		1,891	1,884
4.63%, 01/15/2027 (e)		2,756	2,891
4.88%, 02/15/2030 (e)		943	1,016
5.88%, 02/15/2028 (e)		2,087	2,223
7.50%, 03/15/2026 (e)		1,500	1,620
B&G Foods, Inc., 5.25%, 09/15/2027		3,036	3,167
Bellis Acquisition Co. plc, (United Kingdom), Reg. S, 3.25%, 02/16/2026	GBP	100	132
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		1,425	1,347
Casino Guichard Perrachon SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 3.99%, 01/31/2024 (x) (aa)	EUR	100	82
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,351	1,395
7.50%, 04/15/2025 (e)		3,616	3,762
Fresh Market, Inc. (The), 9.75%, 05/01/2023 (e)		102	105
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	200	239
Reg. S, 4.63%, 03/15/2025	GBP	100	125
JBS USA LUX SA / JBS USA Finance, Inc., (Multinational), 6.75%, 02/15/2028 (e)		732	794
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.75%, 12/01/2031 (e)		1,985	2,065
5.50%, 01/15/2030 (e)		762	848
6.50%, 04/15/2029 (e)		5,470	6,113
Kraft Heinz Foods Co.,
3.00%, 06/01/2026		758	798
4.25%, 03/01/2031		4,612	5,208
4.38%, 06/01/2046		5,342	6,078
4.88%, 10/01/2049		7,616	9,268
5.00%, 07/15/2035		400	492
5.00%, 06/04/2042		525	644
5.20%, 07/15/2045		4,585	5,742
5.50%, 06/01/2050		5,696	7,499
6.88%, 01/26/2039		1,250	1,845
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		1,000	1,064
Performance Food Group, Inc., 4.25%, 08/01/2029 (e)		1,994	1,999
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032 (e)		2,403	2,444
4.25%, 04/15/2031 (e)		2,475	2,659
5.88%, 09/30/2027 (e)		1,650	1,754
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		3,215	3,177

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
4.63%, 04/15/2030 (e)		2,504	2,523
5.50%, 12/15/2029 (e)		450	477
5.63%, 01/15/2028 (e)		1,216	1,278
5.75%, 03/01/2027 (e)		1,325	1,376
Premier Foods Finance plc, (United Kingdom), Reg. S, 3.50%, 10/15/2026	GBP	100	136
Quatrim SASU, (France), Reg. S, 5.88%, 01/15/2024	EUR	200	239
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		881	888
US Foods, Inc.,
4.75%, 02/15/2029 (e)		2,963	3,041
6.25%, 04/15/2025 (e)		270	283

			90,979

Healthcare - Products — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/2028 (e)		3,337	3,512
Hologic, Inc., 3.25%, 02/15/2029 (e)		177	178
Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/2029 (e) (w) (bb)		2,025	2,020
5.25%, 10/01/2029 (e) (w) (bb)		6,285	6,411
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA,
7.25%, 02/01/2028 (e)		3,326	3,559
7.38%, 06/01/2025 (e)		1,480	1,562
PerkinElmer, Inc., 0.85%, 09/15/2024		648	648

			17,890

Healthcare - Services — 4.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		469	488
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		1,913	1,932
Akumin, Inc., (Canada), 7.00%, 11/01/2025 (e)		100	97
BUPA Finance plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 3.17%), 4.00%, 09/24/2031 (x) (aa)	GBP	200	265
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	200	234
Cano Health LLC, 6.25%, 10/01/2028 (e)		330	333
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	300	352
3.13%, 02/15/2029 (e)		647	635
3.50%, 04/01/2030 (e)		2,773	2,773
5.00%, 07/15/2027 (e)		768	798
Centene Corp.,
2.45%, 07/15/2028		3,388	3,405
2.50%, 03/01/2031		3,928	3,874
2.63%, 08/01/2031		2,969	2,949
3.00%, 10/15/2030		5,845	5,991
4.25%, 12/15/2027		1,228	1,285
4.63%, 12/15/2029		1,950	2,126
Charles River Laboratories International, Inc.,
3.75%, 03/15/2029 (e)		621	634
4.00%, 03/15/2031 (e)		942	987
4.25%, 05/01/2028 (e)		405	421

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
CHS / Community Health Systems, Inc.,
5.63%, 03/15/2027 (e)		747	782
6.00%, 01/15/2029 (e)		601	637
6.63%, 02/15/2025 (e)		5,779	6,046
8.00%, 03/15/2026 (e)		6,501	6,890
6.13%, 04/01/2030 (e)		1,311	1,273
6.88%, 04/15/2029 (e)		1,835	1,837
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,675	4,552
4.63%, 06/01/2030 (e)		2,621	2,696
Encompass Health Corp.,
4.50%, 02/01/2028		170	177
4.63%, 04/01/2031		667	702
4.75%, 02/01/2030		1,369	1,441
Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/2022 (e)		276	281
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (e)		736	739
Global Medical Response, Inc., 6.50%, 10/01/2025 (e)		1,450	1,499
HCA, Inc.,
3.50%, 09/01/2030		4,627	4,902
5.25%, 04/15/2025		1,686	1,910
5.25%, 06/15/2026		1,516	1,739
5.38%, 02/01/2025		6,645	7,426
5.38%, 09/01/2026		1,089	1,246
5.63%, 09/01/2028		2,654	3,157
5.88%, 05/01/2023		50	54
5.88%, 02/15/2026		750	860
5.88%, 02/01/2029		725	871
Humana, Inc., 0.65%, 08/03/2023		558	558
IQVIA, Inc.,
5.00%, 10/15/2026 (e)		897	919
5.00%, 05/15/2027 (e)		480	499
Korian SA, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	100	135
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		790	786
6.75%, 04/15/2025 (e)		1,253	1,318
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		2,688	2,614
MEDNAX, Inc., 6.25%, 01/15/2027 (e)		3,162	3,324
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (e)		602	624
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		1,509	1,577
4.38%, 06/15/2028 (e)		1,256	1,303
5.38%, 11/15/2022		935	964
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		3,049	3,270
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		6,473	6,837
RP Escrow Issuer LLC, 5.25%, 12/15/2025 (e)		165	170
Select Medical Corp., 6.25%, 08/15/2026 (e)		1,627	1,711

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)	2,091	2,127
10.00%, 04/15/2027 (e)	2,048	2,212
Syneos Health, Inc., 3.63%, 01/15/2029 (e)	1,978	1,973
Tenet Healthcare Corp.,
4.25%, 06/01/2029 (e)	5,181	5,259
4.63%, 07/15/2024	217	220
4.63%, 09/01/2024 (e)	769	786
4.88%, 01/01/2026 (e)	1,795	1,858
5.13%, 11/01/2027 (e)	1,188	1,239
6.13%, 10/01/2028 (e)	11,189	11,747
6.25%, 02/01/2027 (e)	3,175	3,294
7.50%, 04/01/2025 (e)	98	104
US Acute Care Solutions LLC, 6.38%, 03/01/2026 (e)	396	419

		139,143

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)	1,775	1,782
Central Garden & Pet Co.,
4.13%, 10/15/2030	834	853
4.13%, 04/30/2031 (e)	300	305
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)	100	100
7.00%, 12/31/2027 (e)	1,525	1,460
Spectrum Brands, Inc.,
3.88%, 03/15/2031 (e)	349	353
5.50%, 07/15/2030 (e)	1,871	2,072

		6,925

Pharmaceuticals — 2.3%
180 Medical, Inc., 3.88%, 10/15/2029 (e) (w) (bb)	300	306
AdaptHealth LLC,
4.63%, 08/01/2029 (e)	1,686	1,684
5.13%, 03/01/2030 (e)	1,458	1,459
6.13%, 08/01/2028 (e)	2,225	2,367
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)	2,200	2,360
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)	1,707	1,769
5.00%, 01/30/2028 (e)	2,075	1,969
5.00%, 02/15/2029 (e)	2,701	2,515
5.25%, 01/30/2030 (e)	4,847	4,520
5.25%, 02/15/2031 (e)	6,200	5,702
6.13%, 04/15/2025 (e)	3,607	3,679
6.25%, 02/15/2029 (e)	10,826	10,712
7.00%, 01/15/2028 (e)	2,398	2,457
7.25%, 05/30/2029 (e)	2,500	2,553
9.00%, 12/15/2025 (e)	1,172	1,241

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	589
4.25%, 12/15/2025 (e)		2,940	3,249
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	200	241
5.50%, 01/15/2028 (e)		1,019	1,056
Diocle Spa, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.88%), 3.88%, 06/30/2026 (aa)	EUR	79	92
Endo Dac / Endo Finance LLC / Endo Finco, Inc., (Multinational),
6.00%, 06/30/2028 (e)		725	527
9.50%, 07/31/2027 (e)		2,135	2,140
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., (Luxembourg), 6.13%, 04/01/2029 (e)		2,761	2,761
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	100	120
Reg. S, 4.13%, 05/15/2028	EUR	117	142
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		2,634	2,730
Mylan, Inc., 3.13%, 01/15/2023 (e)		1,950	2,014
Nidda BondCo GmbH, (Germany), Reg. S, 5.00%, 09/30/2025	EUR	100	115
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	EUR	400	460
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		2,328	2,375
5.13%, 04/30/2031 (e)		4,079	4,284
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		2,586	2,686
Par Pharmaceutical, Inc., 7.50%, 04/01/2027 (e)		4,038	4,114
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		1,397	1,411
Prestige Brands, Inc., 3.75%, 04/01/2031 (e)		1,690	1,631
5.13%, 01/15/2028 (e)		50	52
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 10/30/2025	EUR	200	240
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.50%, 03/01/2025	EUR	200	241
6.00%, 01/31/2025	EUR	200	250
Vizient, Inc., 6.25%, 05/15/2027 (e)		935	977

			79,790

Total Consumer Non-cyclical			460,304

Diversified — 0.0% (g)
Holding Companies — Diversified — 0.0% (g)
Stena International SA, (Luxembourg), 6.13%, 02/01/2025 (e)		550	569

Energy — 10.5%
Coal — 0.0% (g)
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		902	983

Energy - Alternate Sources — 0.1%
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/2026 (e)		1,298	1,343
TerraForm Power Operating LLC, 4.25%, 01/31/2023 (e)		1,550	1,593
4.75%, 01/15/2030 (e)		471	493

			3,429

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — 6.2%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		3,601	3,889
Antero Resources Corp.,
5.00%, 03/01/2025		2,400	2,458
5.38%, 03/01/2030 (e)		1,604	1,689
7.63%, 02/01/2029 (e)		2,952	3,301
8.38%, 07/15/2026 (e)		1,477	1,673
Apache Corp.,
4.25%, 01/15/2030		604	651
4.38%, 10/15/2028		112	121
4.75%, 04/15/2043		2,451	2,654
4.88%, 11/15/2027		1,477	1,611
5.10%, 09/01/2040		1,605	1,797
5.25%, 02/01/2042		78	86
5.35%, 07/01/2049		25	28
7.75%, 12/15/2029		1,450	1,823
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		1,785	1,821
7.00%, 11/01/2026 (e)		3,975	4,109
8.25%, 12/31/2028 (e)		1,924	2,097
9.00%, 11/01/2027 (e)		1,942	2,660
BP Capital Markets plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)	GBP	100	143
Callon Petroleum Co.,
6.13%, 10/01/2024		1,012	994
8.00%, 08/01/2028 (e)		4,040	4,000
9.00%, 04/01/2025 (e)		4,106	4,440
Cenovus Energy, Inc., (Canada), 5.38%, 07/15/2025		1,150	1,310
Centennial Resource Production LLC,
5.38%, 01/15/2026 (e)		75	74
6.88%, 04/01/2027 (e)		963	981
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)		688	719
5.88%, 02/01/2029 (e)		375	400
Cimarex Energy Co., 4.38%, 06/01/2024		1,255	1,353
Citgo Holding, Inc., 9.25%, 08/01/2024 (d) (e)		1,345	1,355
CITGO Petroleum Corp., 7.00%, 06/15/2025 (e)		699	715
CNX Resources Corp.,
6.00%, 01/15/2029 (e)		1,461	1,545
7.25%, 03/14/2027 (e)		1,275	1,358
Colgate Energy Partners III LLC,
5.88%, 07/01/2029 (e)		2,166	2,182
7.75%, 02/15/2026 (e)		422	444
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		2,881	2,996
6.75%, 03/01/2029 (e)		5,119	5,528
7.50%, 05/15/2025 (e)		1,155	1,201

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Continental Resources, Inc.,
3.80%, 06/01/2024	2,430	2,553
4.90%, 06/01/2044	364	408
5.75%, 01/15/2031 (e)	1,300	1,569
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	450	470
5.63%, 10/15/2025 (e)	6,082	6,224
Devon Energy Corp.,
5.25%, 09/15/2024 (e)	2,188	2,423
5.25%, 10/15/2027 (e)	1,765	1,876
5.88%, 06/15/2028 (e)	32	35
8.25%, 08/01/2023 (e)	569	637
Diamondback Energy, Inc.,
0.90%, 03/24/2023	2,813	2,812
4.75%, 05/31/2025	342	382
Endeavor Energy Resources LP / EER Finance, Inc.,
5.50%, 01/30/2026 (e)	5,184	5,404
5.75%, 01/30/2028 (e)	950	1,000
6.63%, 07/15/2025 (e)	2,384	2,512
EQT Corp.,
3.13%, 05/15/2026 (e)	762	781
3.63%, 05/15/2031 (e)	312	325
3.90%, 10/01/2027	3,613	3,910
5.00%, 01/15/2029	969	1,091
6.63%, 02/01/2025	367	420
7.50%, 02/01/2030	2,435	3,135
Great Western Petroleum LLC / Great Western Finance Corp., 12.00%, 09/01/2025 (e)	68	69
Harvest Operations Corp., (Canada), 1 .00%, 04/26/2024 (e)	330	330
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 10/01/2025 (e)	250	253
5.75%, 02/01/2029 (e)	1,150	1,182
6.00%, 02/01/2031 (e)	1,863	1,914
6.25%, 11/01/2028 (e)	1,000	1,036
Independence Energy Finance LLC, 7.25%, 05/01/2026 (e)	2,789	2,872
Laredo Petroleum, Inc., 9.50%, 01/15/2025	1,226	1,270
Lundin Energy Finance BV, (Netherlands), 2.00%, 07/15/2026 (e)	1,734	1,744
Matador Resources Co., 5.88%, 09/15/2026	4,041	4,172
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	800	818
6.50%, 01/15/2025 (e)	2,387	2,456
7.13%, 02/01/2027 (e)	2,200	2,310
Murphy Oil Corp., 6.88%, 08/15/2024	614	627
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	2,300	2,237
7.50%, 01/15/2028 (e)	2,225	2,108
Nabors Industries, Inc., 5.75%, 02/01/2025	2,350	2,171
Neptune Energy Bondco plc, (United Kingdom), 6.63%, 05/15/2025 (e)	400	412
Northern Oil and Gas, Inc., 8.13%, 03/01/2028 (e)	2,780	2,970

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Occidental Petroleum Corp.,
2.70%, 02/15/2023		72	73
2.90%, 08/15/2024		2,619	2,666
3.00%, 02/15/2027		844	843
3.40%, 04/15/2026		50	51
3.50%, 06/15/2025		450	468
4.10%, 02/15/2047		1,033	982
4.20%, 03/15/2048		668	640
4.40%, 04/15/2046		2,660	2,649
4.50%, 07/15/2044		2,441	2,453
4.63%, 06/15/2045		1,762	1,802
5.50%, 12/01/2025		1,975	2,187
5.55%, 03/15/2026		61	68
5.88%, 09/01/2025		2,675	2,998
6.13%, 01/01/2031		2,754	3,305
6.20%, 03/15/2040		2,495	2,938
6.38%, 09/01/2028		608	711
6.45%, 09/15/2036		1,625	2,044
6.63%, 09/01/2030		1,725	2,128
6.95%, 07/01/2024		421	476
7.15%, 05/15/2028		675	790
7.50%, 05/01/2031		1,050	1,365
7.88%, 09/15/2031		500	667
8.50%, 07/15/2027		950	1,190
8.88%, 07/15/2030		1,100	1,494
Ovintiv, Inc.,
6.50%, 08/15/2034		782	1,054
6.50%, 02/01/2038		150	206
6.63%, 08/15/2037		75	103
7.38%, 11/01/2031		219	297
Parkland Corp., (Canada), 4.50%, 10/01/2029 (e)		875	887
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2027 (e)		1,178	1,259
PDC Energy, Inc.,
5.75%, 05/15/2026		1,448	1,508
6.13%, 09/15/2024		505	512
Petroleos Mexicanos, (Mexico),
(ICE LIBOR USD 3 Month + 3.65%), 3.76%, 03/11/2022 (aa)		1,000	1,004
4.25%, 01/15/2025		1,200	1,223
6.88%, 10/16/2025 (e)		191	209
6.88%, 08/04/2026		525	571
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		900	940
Range Resources Corp.,
4.88%, 05/15/2025		2,775	2,930
8.25%, 01/15/2029 (e)		125	140
9.25%, 02/01/2026		2,940	3,205
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	300	381
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e) (w)		575	584

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Saudi Arabian Oil Co., (Saudi Arabia),
1.63%, 11/24/2025 (e)		400	400
2.88%, 04/16/2024 (e)		450	469
SM Energy Co.,
5.63%, 06/01/2025		1,075	1,081
6.50%, 07/15/2028		917	949
6.75%, 09/15/2026		738	754
10.00%, 01/15/2025 (e)		4,981	5,556
Southwestern Energy Co.,
5.38%, 02/01/2029 (e)		2,079	2,224
5.38%, 03/15/2030		2,900	3,131
6.45%, 01/23/2025		11	12
8.38%, 09/15/2028		1,286	1,457
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		650	816
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		1,419	1,439
5.50%, 02/15/2026		1,475	1,505
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		2,527	2,596
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		1,400	1,427
Transocean, Inc., (Cayman Islands), 11.50%, 01/30/2027 (e)		1,200	1,236
Valero Energy Corp.,
1.20%, 03/15/2024		129	130
2.70%, 04/15/2023		556	574
2.85%, 04/15/2025		696	733
3.65%, 03/15/2025		593	641
Vine Energy Holdings LLC, 6.75%, 04/15/2029 (e)		3,773	4,075
Viper Energy Partners LP, 5.38%, 11/01/2027 (e)		835	870

			217,200

Oil & Gas Services — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		4,362	4,504
6.88%, 04/01/2027 (e)		1,577	1,656
CGG SA, (France), Reg. S, 7.75%, 04/01/2027	EUR	100	118
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026		1,614	1,680
6.88%, 09/01/2027		2,904	3,071

			11,029

Pipelines — 3.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		2,118	2,188
5.75%, 03/01/2027 (e)		2,472	2,554
5.75%, 01/15/2028 (e)		3,476	3,610
7.88%, 05/15/2026 (e)		2,756	3,017
Buckeye Partners LP,
5.60%, 10/15/2044		1,033	1,005
5.85%, 11/15/2043		17	17

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Cheniere Corpus Christi Holdings LLC,
5.88%, 03/31/2025	2,787	3,148
7.00%, 06/30/2024	1,866	2,110
Cheniere Energy Partners LP,
3.25%, 01/31/2032 (e)	1,948	1,955
4.00%, 03/01/2031 (e)	3,907	4,091
4.50%, 10/01/2029	3,487	3,731
Cheniere Energy, Inc., 4.63%, 10/15/2028	9,718	10,234
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,217	1,234
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 03/15/2026 (e)	1,150	1,208
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	1,334	1,419
DCP Midstream Operating LP,
5.60%, 04/01/2044	258	300
5.63%, 07/15/2027	1,000	1,139
6.75%, 09/15/2037 (e)	658	849
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	584	592
4.38%, 06/15/2031 (e)	3,322	3,422
Energy Transfer LP, 4.25%, 03/15/2023	776	809
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	2,157	2,246
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	692	737
EnLink Midstream Partners LP,
4.15%, 06/01/2025	241	248
4.40%, 04/01/2024	879	914
4.85%, 07/15/2026	20	21
5.05%, 04/01/2045	14	13
5.60%, 04/01/2044	1,390	1,327
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	1,735	1,800
4.75%, 01/15/2031 (e)	789	821
5.50%, 07/15/2028	1,625	1,785
6.00%, 07/01/2025 (e)	2,270	2,488
6.50%, 07/01/2027 (e)	1,816	2,043
6.50%, 07/15/2048	700	801
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	242	246
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	825	856
7.00%, 08/01/2027	600	626
Harvest Midstream I LP, 7.50%, 09/01/2028 (e)	233	248
Hess Midstream Operations LP,
4.25%, 02/15/2030 (e)	992	1,005
5.13%, 06/15/2028 (e)	775	809
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 02/01/2028 (e)	650	659
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	1,255	1,266
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)	4,871	4,658
6.75%, 09/15/2025 (e)	4,592	4,420
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)	1,477	1,505
NGPL PipeCo. LLC, 7.77%, 12/15/2037 (e)	1,166	1,668
NOVA Gas Transmission Ltd., (Canada), 7.88%, 04/01/2023	564	621

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
NuStar Logistics LP,
5.75%, 10/01/2025		728	787
6.00%, 06/01/2026		1,825	1,971
6.38%, 10/01/2030		13	14
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 04/01/2029 (e)		400	416
Plains All American Pipeline LP / PAA Finance Corp., 2.85%, 01/31/2023		1,351	1,381
Rattler Midstream LP, 5.63%, 07/15/2025 (e)		350	364
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)		50	52
6.88%, 04/15/2040 (e)		1,500	1,665
7.50%, 07/15/2038 (e)		1,000	1,135
Rubis Terminal Infra SAS, (France), Reg. S, 5.63%, 05/15/2025	EUR	100	122
Sabine Pass Liquefaction LLC,
5.63%, 04/15/2023		1,354	1,439
5.75%, 05/15/2024		3,792	4,222
5.88%, 06/30/2026		1,500	1,765
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
5.50%, 08/15/2022		275	273
5.75%, 04/15/2025		675	614
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)		850	870
6.00%, 03/01/2027 (e)		1,438	1,505
6.00%, 12/31/2030 (e)		1,625	1,668
7.50%, 10/01/2025 (e)		25	27
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032 (e)		286	296
4.88%, 02/01/2031		1,453	1,567
5.38%, 02/01/2027		2,000	2,072
5.50%, 03/01/2030		3,754	4,105
5.88%, 04/15/2026		2,400	2,507
6.50%, 07/15/2027		1,665	1,795
6.88%, 01/15/2029		8	9
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		3,322	3,422
4.13%, 08/15/2031 (e)		2,695	2,809
Western Midstream Operating LP,
(ICE LIBOR USD 3 Month + 2.10%), 2.23%, 01/13/2023 (aa)		835	835
3.95%, 06/01/2025		1,704	1,801
4.35%, 02/01/2025		1,250	1,319
4.75%, 08/15/2028		700	763
5.30%, 02/01/2030		1,250	1,381
5.30%, 03/01/2048		2,263	2,608
5.45%, 04/01/2044		2,018	2,318
5.50%, 08/15/2048		251	294
6.50%, 02/01/2050		3,374	3,970

			136,624

Total Energy			369,265

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Financial — 9.9%
Banks — 3.2%
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		1,879	2,083
4.80%, 04/18/2026 (e)		200	225
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		2,983	3,198
4.75%, 10/12/2023 (e)		3,203	3,445
Reg. S, (EUR Swap Rate 5 Year + 6.63%), 6.25%, 06/23/2025 (x) (aa)	EUR	200	258
Australia & New Zealand Banking Group Ltd., (Australia),
4.40%, 05/19/2026 (e)		2,114	2,366
4.50%, 03/19/2024 (e)		280	304
Banco BPM SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 5.42%), 5.00%, 09/14/2030 (aa)	EUR	100	126
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	100	118
Bank of America Corp.,
(United States SOFR + 0.41%), 0.52%, 06/14/2024 (aa)		1,114	1,113
(United States SOFR + 1.01%), 1.20%, 10/24/2026 (aa)		1,014	1,006
(United States SOFR + 1.15%), 1.32%, 06/19/2026 (aa)		408	408
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/01/2025 (aa)		85	90
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 03/10/2026 (x) (aa)		732	849
Series L, 3.95%, 04/21/2025		279	304
Bank of Cyprus PCL, (Cyprus), Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.50%, 06/24/2027 (aa)	EUR	100	114
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		799	798
4.50%, 11/25/2023 (e)		1,589	1,703
BankUnited, Inc., 4.88%, 11/17/2025		864	975
Barclays plc, (United Kingdom),
4.38%, 09/11/2024		960	1,045
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		1,645	1,644
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/2023 (aa)		2,741	2,783
5.20%, 05/12/2026		990	1,132
Reg. S, (UK Gilts 5 Year + 6.02%), 6.38%, 12/15/2025 (x) (aa)	GBP	200	297
(UK Gilts 5 Year + 6.58%), 7.13%, 06/15/2025 (x) (aa)	GBP	200	302
BBVA Bancomer SA, (Mexico), 4.38%, 04/10/2024 (e)		1,400	1,510
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	218
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		208	225
Citigroup, Inc.,
3.70%, 01/12/2026		608	667
3.88%, 03/26/2025		67	73
(CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		625	639
4.40%, 06/10/2025		1,273	1,409
Series W, (CMT Index 5 Year + 3.60%), 4.00%, 12/10/2025 (x) (aa)		888	920
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	200	254
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		748	806
Credit Suisse Group AG, (Switzerland),
(United States SOFR + 0.98%), 1.31%, 02/02/2027 (e) (aa)		276	270

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)	388	402
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023 (e) (aa)	4,689	4,815
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/2024 (e) (aa)	1,818	1,920
Reg. S, (USD Semi-annual Swap Rate 5 Year + 3.46%), 6.25%, 12/18/2024 (x) (aa)	200	215
(CMT Index 5 Year + 4.82%), 6.38%, 08/21/2026 (e) (x) (aa)	1,660	1,822
Reg. S, (USD ICE Swap Rate 5 Year + 4.33%), 7.25%, 09/12/2025 (x) (aa)	400	443
Danske Bank A/S, (Denmark),
(CMT Index 1 Year + 1.03%), 1.17%, 12/08/2023 (e) (aa)	1,172	1,178
1.23%, 06/22/2024 (e)	2,125	2,146
(CMT Index 1 Year + 1.35%), 1.62%, 09/11/2026 (e) (aa)	2,585	2,584
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)	1,943	2,064
(CMT Index 1 Year + 1.73%), 5.00%, 01/12/2023 (e) (aa)	221	224
5.38%, 01/12/2024 (e)	3,312	3,634
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)	508	518
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.51%), 0.66%, 09/10/2024 (aa)	1,114	1,114
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	316	338
3.50%, 01/23/2025	79	85
3.50%, 04/01/2025	500	537
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)	2,036	2,158
HSBC Bank plc, (United Kingdom), Series 1M, (ICE LIBOR USD 6 Month + 0.25%), 0.42%, 12/31/2021 (x) (aa)	90	85
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.53%), 0.73%, 08/17/2024 (aa)	416	416
(United States SOFR + 0.71%), 0.98%, 05/24/2025 (aa)	318	317
4.25%, 03/14/2024	672	722
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)	1,568	1,572
Intesa Sanpaolo SpA, (Italy),
3.38%, 01/12/2023 (e)	1,457	1,507
5.02%, 06/26/2024 (e)	1,972	2,129
Series XR, 3.25%, 09/23/2024 (e)	4,141	4,372
Itau Unibanco Holding SA, (Brazil), 2.90%, 01/24/2023 (e)	800	812
Lloyds Banking Group plc, (United Kingdom), 4.58%, 12/10/2025	888	991
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)	3,034	3,360
Macquarie Group Ltd., (Australia),
(ICE LIBOR USD 3 Month + 1.02%), 1.14%, 11/28/2023 (e) (aa)	1,574	1,586
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (e) (aa)	277	285
Morgan Stanley,
(United States SOFR + 0.53%), 0.79%, 05/30/2025 (aa)	1,279	1,275
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)	1,125	1,125
Natwest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)	539	549
3.88%, 09/12/2023	607	644
5.13%, 05/28/2024	2,636	2,904
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023	1,785	1,917
Santander Holdings USA, Inc.,
3.40%, 01/18/2023	621	642
3.45%, 06/02/2025	555	594
3.50%, 06/07/2024	798	848

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.78%), 0.99%, 01/12/2025 (e) (aa)		1,034	1,030
(CMT Index 1 Year + 0.88%), 1.21%, 03/23/2025 (e) (aa)		200	200
(CMT Index 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (aa)		421	424
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		2,207	2,298
3.20%, 04/17/2025 (e)		682	720
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 03/15/2024 (e) (aa)		799	834
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/2023 (e) (aa)		1,936	1,957
5.20%, 01/26/2024 (e)		585	635
Turkiye Vakiflar Bankasi TAO, (Turkey), 5.75%, 01/30/2023 (e)		1,300	1,332
UBS AG, (Switzerland),
Reg. S, 5.13%, 05/15/2024		2,637	2,881
7.63%, 08/17/2022		4,228	4,480
UBS Group AG, (Switzerland), (CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		817	825
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.08%), 3.88%, 06/03/2027 (x) (aa)	EUR	200	226
6.57%, 01/14/2022 (e)		3,000	3,049
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%), 7.50%, 06/03/2026 (x) (aa)	EUR	200	273
7.83%, 12/04/2023 (e)		700	797
Wells Fargo & Co., Series BB, (CMT Index 5 Year + 3.45%), 3.90%, 03/15/2026 (x) (aa)		2,300	2,372

			112,859

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	350
3.15%, 02/15/2024		524	546
3.50%, 01/15/2025		662	697
Air Lease Corp., 3.00%, 09/15/2023		2,500	2,598
Aircastle Ltd., (Bermuda),
4.40%, 09/25/2023		448	477
5.00%, 04/01/2023		636	676
5.25%, 08/11/2025 (e)		1,033	1,154
Alliance Data Systems Corp.,
4.75%, 12/15/2024 (e)		2,183	2,236
7.00%, 01/15/2026 (e)		1,146	1,226
Ally Financial, Inc.,
1.45%, 10/02/2023		80	81
3.88%, 05/21/2024		858	923
4.63%, 03/30/2025		208	231
5.13%, 09/30/2024		2,352	2,633
5.75%, 11/20/2025		1,827	2,088
American Express Co., (CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		2,655	2,713
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029 (e)		385	396
Arrow Global Finance plc, (United Kingdom), Reg. S, 5.13%, 09/15/2024	GBP	200	269
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		354	353
5.50%, 12/15/2024 (e)		1,476	1,654
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)		298	295
3.63%, 05/01/2022 (e)		1,848	1,875

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
4.25%, 04/15/2026 (e)		439	472
5.13%, 10/01/2023 (e)		580	623
Charles Schwab Corp. (The), Series H, (CMT Index 10 Year + 3.08%), 4.00%, 12/01/2030 (x) (aa)		3,136	3,225
Citigroup Global Markets Holdings, Inc., 0.75%, 06/07/2024		874	871
Coinbase Global, Inc.,
3.38%, 10/01/2028 (e)		1,118	1,076
3.63%, 10/01/2031 (e)		1,081	1,035
doValue SpA, (Italy), Reg. S, 3.38%, 07/31/2026	EUR	100	118
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	257
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,838	2,007
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	159	214
Reg. S, 5.38%, 02/15/2026	GBP	300	424
Garfunkelux Holdco 3 SA, (Luxembourg),
Reg. S, 6.75%, 11/01/2025	EUR	200	242
Reg. S, 7.75%, 11/01/2025	GBP	100	141
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		1,670	1,641
goeasy Ltd., (Canada),
4.38%, 05/01/2026 (e)		675	693
5.38%, 12/01/2024 (e)		700	721
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		2,261	2,050
Intrum AB, (Sweden), Reg. S, 4.88%, 08/15/2025	EUR	300	364
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		2,650	2,690
Jerrold Finco plc, (United Kingdom), Reg. S, 5.25%, 01/15/2027	GBP	100	140
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		2,643	2,491
LFS Topco LLC, 5.88%, 10/15/2026 (e)		400	412
LPL Holdings, Inc., 4.00%, 03/15/2029 (e)		2,150	2,208
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		1,785	1,810
5.50%, 08/15/2028 (e)		4,372	4,503
Navient Corp.,
5.88%, 10/25/2024		740	790
6.13%, 03/25/2024		653	699
6.50%, 06/15/2022		1,255	1,296
6.75%, 06/25/2025		426	465
6.75%, 06/15/2026		1,200	1,329
7.25%, 09/25/2023		851	928
NFP Corp.,
4.88%, 08/15/2028 (e)		1,712	1,734
6.88%, 08/15/2028 (e)		6,619	6,758
OneMain Finance Corp.,
3.50%, 01/15/2027		1,109	1,106
3.88%, 09/15/2028		550	547
4.00%, 09/15/2030		829	825
5.38%, 11/15/2029		3,000	3,252
5.63%, 03/15/2023		994	1,046
6.13%, 05/15/2022		350	358

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
6.13%, 03/15/2024		1,596	1,705
6.63%, 01/15/2028		2,496	2,870
6.88%, 03/15/2025		1,800	2,023
7.13%, 03/15/2026		1,795	2,080
8.25%, 10/01/2023		305	341
8.88%, 06/01/2025		357	387
Park Aerospace Holdings Ltd., (Cayman Islands),
4.50%, 03/15/2023 (e)		1,614	1,687
5.50%, 02/15/2024 (e)		1,590	1,735
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		925	881
5.38%, 10/15/2025 (e)		890	915
Rocket Mortgage LLC, 5.25%, 01/15/2028 (e)		1,525	1,643
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e) (w)		1,488	1,477
3.88%, 03/01/2031 (e)		275	277
4.00%, 10/15/2033 (e) (w)		1,307	1,297
United Wholesale Mortgage LLC,
5.50%, 11/15/2025 (e)		1,250	1,260
5.50%, 04/15/2029 (e)		400	388

			95,998

Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		2,249	2,220
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		3,644	3,680
6.75%, 10/15/2027 (e)		8,449	8,745
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		2,374	2,410
Ardonagh Midco 2 plc, (United Kingdom), 11.50% (cash), 01/15/2027 (e) (v)		804	878
AssuredPartners, Inc., 5.63%, 01/15/2029 (e)		1,920	1,932
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		2,198	2,190
CNO Financial Group, Inc., 5.25%, 05/30/2025		2,028	2,282
CNO Global Funding, 1.75%, 10/07/2026 (e) (w) (bb)		406	406
F&G Global Funding,
0.90%, 09/20/2024 (e)		441	440
1.75%, 06/30/2026 (e)		416	418
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)		804	913
GA Global Funding Trust, 0.80%, 09/13/2024 (e)		336	334
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	300	423
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		2,067	2,181
HUB International Ltd., 7.00%, 05/01/2026 (e)		4,833	4,996
Liberty Mutual Group, Inc., Reg. S, (EUR Swap Rate 5 Year + 3.70%), 3.63%, 05/23/2059 (aa)	EUR	200	242
MGIC Investment Corp., 5.25%, 08/15/2028		300	320
Unipol Gruppo SpA, (Italy), Reg. S, 3.25%, 09/23/2030	EUR	100	135
USI, Inc., 6.88%, 05/01/2025 (e)		2,430	2,473

			37,618

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,059	1,108
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		677	676
5.25%, 05/15/2027		1,786	1,857
6.25%, 05/15/2026		837	874
Owl Rock Technology Finance Corp., 3.75%, 06/17/2026 (e)		145	153

			4,668

Real Estate — 0.5%
ADLER Group SA, (Luxembourg),
Reg. S, 2.75%, 11/13/2026	EUR	200	198
Reg. S, 3.25%, 08/05/2025	EUR	100	102
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.98%), 3.38%, 09/23/2024 (x) (aa)	EUR	100	121
Canary Wharf Group Investment Holdings plc, (United Kingdom),
Reg. S, 1.75%, 04/07/2026	EUR	100	118
Reg. S, 3.38%, 04/23/2028	GBP	100	137
Citycon OYJ, (Finland), Reg. S, (EUR Swap Rate 5 Year + 4.71%), 4.50%, 11/24/2024 (x) (aa)	EUR	100	120
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		1,061	1,151
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	110
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	200	228
Fastighets AB Balder, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.87%, 06/02/2081 (aa)	EUR	100	114
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		3,450	3,605
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		1,900	1,929
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	100	113
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	100	119
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		706	708
4.38%, 02/01/2031 (e)		1,874	1,885
5.38%, 08/01/2028 (e)		2,607	2,747
Hunt Cos., Inc., 5.25%, 04/15/2029 (e) (e)		2,900	2,842
Kennedy-Wilson, Inc., 4.75%, 02/01/2030		511	520
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 01/15/2029 (e)		522	541

			17,408

REITS — 2.3%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 09/30/2028 (e) (w) (bb)		242	242
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		656	649
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (e)		592	616
Diversified Healthcare Trust,
4.38%, 03/01/2031		425	411
4.75%, 02/15/2028		5,225	5,251
9.75%, 06/15/2025		1,958	2,134
EPR Properties, 4.75%, 12/15/2026		1,055	1,150
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (e)		590	586

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
GLP Capital LP / GLP Financing II, Inc.,
4.00%, 01/15/2031		57	61
5.25%, 06/01/2025		834	930
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		1,594	1,618
6.00%, 04/15/2025 (e)		820	857
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	136
Iron Mountain, Inc.,
5.25%, 07/15/2030 (e)		1,346	1,428
5.63%, 07/15/2032 (e)		937	1,005
iStar, Inc., 5.50%, 02/15/2026		1,089	1,138
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.25%, 02/01/2027 (e)		1,180	1,168
4.75%, 06/15/2029 (e)		498	496
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
3.88%, 02/15/2029 (e)		1,838	1,957
4.50%, 09/01/2026		1,210	1,316
4.50%, 01/15/2028		1,843	2,014
4.63%, 06/15/2025 (e)		506	545
5.63%, 05/01/2024		543	591
5.75%, 02/01/2027		569	654
MPT Operating Partnership LP / MPT Finance Corp.,
3.50%, 03/15/2031		4,633	4,726
4.63%, 08/01/2029		2,085	2,237
5.00%, 10/15/2027		2,892	3,047
5.25%, 08/01/2026		250	257
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
5.88%, 10/01/2028 (e)		1,475	1,556
7.50%, 06/01/2025 (e)		3,550	3,772
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		793	795
4.75%, 10/15/2027		1,690	1,749
RLJ Lodging Trust LP,
3.75%, 07/01/2026 (e)		492	494
4.00%, 09/15/2029 (e)		354	354
Sabra Health Care LP, 5.13%, 08/15/2026		75	84
SBA Communications Corp.,
3.13%, 02/01/2029 (e)		275	266
3.88%, 02/15/2027		2,568	2,661
4.88%, 09/01/2024		1,605	1,633
Service Properties Trust,
5.50%, 12/15/2027		150	160
7.50%, 09/15/2025		1,158	1,301
SL Green Operating Partnership LP, 3.25%, 10/15/2022		1,060	1,087
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)		2	2
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,
6.00%, 01/15/2030 (e) (w)		525	521
7.13%, 12/15/2024 (e)		535	546
7.88%, 02/15/2025 (e)		6,190	6,540

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)		700	715
6.50%, 02/15/2029 (e)		1,667	1,715
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)		5,843	6,048
4.13%, 08/15/2030 (e)		4,162	4,412
4.25%, 12/01/2026 (e)		2,376	2,481
4.63%, 12/01/2029 (e)		1,200	1,290
Vornado Realty LP,
2.15%, 06/01/2026		135	137
3.50%, 01/15/2025		719	764
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)		961	1,022

			79,325

Total Financial			347,876

Industrial — 7.4%
Aerospace/Defense — 2.4%
BAE Systems plc, (United Kingdom), 4.75%, 10/11/2021 (e)		1,120	1,121
Boeing Co. (The),
2.80%, 03/01/2023		988	1,015
4.51%, 05/01/2023		1,752	1,851
4.88%, 05/01/2025		2,274	2,530
5.15%, 05/01/2030		458	536
5.81%, 05/01/2050		3,485	4,629
5.93%, 05/01/2060		6,620	9,017
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		3,062	3,096
7.13%, 06/15/2026 (e)		3,484	3,667
7.45%, 05/01/2034 (e)		151	177
7.50%, 12/01/2024 (e)		3,455	3,593
7.50%, 03/15/2025 (e)		1,500	1,532
7.88%, 04/15/2027 (e)		9,241	9,564
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		1,396	1,438
Rolls-Royce plc, (United Kingdom),
5.75%, 10/15/2027 (e)		2,811	3,106
Reg. S, 5.75%, 10/15/2027	GBP	300	449
Spirit AeroSystems, Inc.,
5.50%, 01/15/2025 (e)		803	849
7.50%, 04/15/2025 (e)		550	582
SSL Robotics LLC, 9.75%, 12/31/2023 (e)		1,238	1,342
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		2,700	2,838
TransDigm, Inc.,
4.88%, 05/01/2029 (e)		1,859	1,863
4.63%, 01/15/2029		2,085	2,075
5.50%, 11/15/2027		2,450	2,533
6.25%, 03/15/2026 (e)		12,053	12,612
6.38%, 06/15/2026		416	429

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
7.50%, 03/15/2027		427	449
8.00%, 12/15/2025 (e)		6,792	7,242
Triumph Group, Inc., 8.88%, 06/01/2024 (e)		2,880	3,168

			83,303

Building Materials — 1.0%
APi Group DE, Inc., 4.13%, 07/15/2029 (e)		480	470
Cemex SAB de CV, (Mexico), Reg. S, 3.13%, 03/19/2026	EUR	100	118
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		3,460	3,676
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (e)		2,412	2,418
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 07/15/2025 (e)		765	819
Griffon Corp., 5.75%, 03/01/2028		2,600	2,730
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	100	127
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,000	1,015
Koppers, Inc., 6.00%, 02/15/2025 (e)		1,600	1,636
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		1,308	1,298
5.38%, 02/01/2028 (e)		854	899
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e) (w)		297	300
9.75%, 07/15/2028 (e)		138	150
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		899	917
7.50%, 10/15/2027 (e)		1,000	1,078
SRM Escrow Issuer LLC, 6.00%, 11/01/2028 (e)		4,621	4,893
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	100	114
3.38%, 01/15/2031 (e)		4,568	4,347
4.38%, 07/15/2030 (e)		3,711	3,785
4.75%, 01/15/2028 (e)		1,425	1,479
5.00%, 02/15/2027 (e)		175	181
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		1,129	1,186
6.50%, 03/15/2027 (e)		850	891
Victors Merger Corp., 6.38%, 05/15/2029 (e)		562	538

			35,065

Electrical Components & Equipments — 0.3%
Belden, Inc., Reg. S, 3.88%, 03/15/2028	EUR	100	120
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		500	496
4.75%, 06/15/2028 (e)		1,558	1,585
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		4,856	5,195
7.25%, 06/15/2028 (e)		1,707	1,891

			9,287

Electronics — 0.3%
Atkore, Inc., 4.25%, 06/01/2031 (e)		484	499
Brightstar Escrow Corp., 9.75%, 10/15/2025 (e)		1,250	1,341

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,894	1,959
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		2,130	2,168
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		815	820
4.38%, 02/15/2030 (e)		2,645	2,846
SYNNEX Corp., 1.25%, 08/09/2024 (e)		379	379

			10,012

Engineering & Construction — 0.3%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	357
AECOM, 5.13%, 03/15/2027		2,325	2,575
Arcosa, Inc., 4.38%, 04/15/2029 (e)		374	379
Artera Services LLC, 9.03%, 12/04/2025 (e)		1,000	1,085
Brand Industrial Services, Inc., 8.50%, 07/15/2025 (e)		1,169	1,173
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		353	355
Fluor Corp., 3.50%, 12/15/2024		27	28
Heathrow Finance plc, (United Kingdom), Reg. S, SUB, 4.63%, 09/01/2029	GBP	300	411
MasTec, Inc., 4.50%, 08/15/2028 (e)		342	357
TopBuild Corp.,
3.63%, 03/15/2029 (e)		1,425	1,434
4.13%, 02/15/2032 (e) (w)		600	606

			8,760

Environmental Control — 0.4%
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		517	566
Covanta Holding Corp., 5.00%, 09/01/2030		71	72
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		356	358
3.75%, 08/01/2025 (e)		547	563
4.00%, 08/01/2028 (e)		1,519	1,508
4.38%, 08/15/2029 (e)		1,441	1,455
4.75%, 06/15/2029 (e)		1,269	1,299
5.13%, 12/15/2026 (e)		1,705	1,791
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		528	528
5.88%, 06/30/2029 (e)		2,896	2,918
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	100	117
Stericycle, Inc., 3.88%, 01/15/2029 (e)		176	177
Tervita Corp., (Canada), 11.00%, 12/01/2025 (e)		853	968
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		1,938	1,958

			14,278

Hand/Machine Tools — 0.0% (g)
IMA Industria Macchine Automatiche SpA, (Italy), Reg. S, 3.75%, 01/15/2028	EUR	100	117

Machinery - Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		1,426	1,463
4.13%, 04/15/2029 (e)		399	409
Terex Corp., 5.00%, 05/15/2029 (e)		2,704	2,802

			4,674

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.6%
ATS Automation Tooling Systems, Inc., (Canada), 4.13%, 12/15/2028 (e)		114	117
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023		562	601
Colfax Corp., 6.38%, 02/15/2026 (e)		682	714
Flowserve Corp., 4.00%, 11/15/2023		110	117
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		1,394	1,431
Granite US Holdings Corp., 11.00%, 10/01/2027 (e)		215	235
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		1,401	1,489
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		4,281	4,383
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		523	541
Novafives SAS, (France), Reg. S, 5.00%, 06/15/2025	EUR	100	108
Renk AG/Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	100	120
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		1,902	1,943
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	90	111
7.63%, 07/15/2028 (e)		3,640	3,876
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	200	242
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		3,754	3,944
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		58	61
4.38%, 08/15/2023		1,117	1,174

			21,207

Metal Fabricate/Hardware — 0.0% (g)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e) (w)		1,350	1,384
Vallourec SA, (France), Reg. S, 8.50%, 06/30/2026	EUR	92	109

			1,493

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,908	1,961
5.63%, 07/01/2027 (e)		122	127
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		3,378	3,504
LSB Industries, Inc., 6.25%, 10/15/2028 (e) (w)		425	430

			6,022

Packaging & Containers — 1.5%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		6,578	6,981
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	117
Reg. S, 3.00%, 09/01/2029	EUR	100	116
4.00%, 09/01/2029 (e)		4,448	4,498
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
4.13%, 08/15/2026 (e)		910	944
5.25%, 08/15/2027 (e)		5,188	5,281
Ball Corp., 2.88%, 08/15/2030		725	704
3.13%, 09/15/2031		1,609	1,589
Berry Global, Inc., 4.88%, 07/15/2026 (e)		75	79
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 01/15/2023		625	656
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026		146	157
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026		350	361

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025 (e)		400	405
7.88%, 07/15/2026 (e)		2,700	2,822
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		400	421
Graphic Packaging International LLC, 3.50%, 03/01/2029 (e)		625	622
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		425	446
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,214	1,272
Intertape Polymer Group, Inc., (Canada), 4.38%, 06/15/2029 (e)		502	510
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	100	113
LABL, Inc., 10.50%, 07/15/2027 (e)		428	461
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/2024 (e)		1,787	1,802
7.25%, 04/15/2025 (e)		1,025	1,019
OI European Group BV, (Netherlands), Reg. S, 2.88%, 02/15/2025	EUR	100	117
Owens-Brockway Glass Container, Inc.,
5.38%, 01/15/2025 (e)		50	53
6.63%, 05/13/2027 (e)		3,275	3,517
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	878
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/2027 (e)		100	99
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	95
5.25%, 04/01/2023 (e)		750	784
Trident TPI Holdings, Inc.,
6.63%, 11/01/2025 (e)		25	25
9.25%, 08/01/2024 (e)		1,175	1,235
TriMas Corp., 4.13%, 04/15/2029 (e)		4,900	5,010
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		2,207	2,311
8.50%, 08/15/2027 (e)		6,699	7,193

			52,693

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.,
0.67%, 08/16/2023 (e)		564	564
3.84%, 05/01/2025		743	804

			1,368

Transportation — 0.2%
CMA CGM SA, (France), Reg. S, 7.50%, 01/15/2026	EUR	100	128
Danaos Corp., (Marshall Island), 8.50%, 03/01/2028 (e)		100	111
Getlink SE, (France), Reg. S, 3.50%, 10/30/2025	EUR	100	120
National Express Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (x) (aa)	GBP	100	139
Rumo Luxembourg Sarl, (Luxembourg), 5.88%, 01/18/2025 (e)		400	414
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		1,306	1,332
Watco Cos. LLC / Watco Finance Corp., 6.50%, 06/15/2027 (e)		725	776
XPO Logistics, Inc., 6.25%, 05/01/2025 (e)		4,820	5,082

			8,102

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		2,441	2,465
6.50%, 10/01/2025 (e)		81	84

			2,549

Total Industrial			258,930

Technology — 2.9%
Computers — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		388	391
Austin BidCo., Inc., 7.13%, 12/15/2028 (e)		83	84
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		1,389	1,424
4.00%, 07/01/2029 (e)		1,637	1,680
Centurion Bidco SpA, (Italy), Reg. S, 5.88%, 09/30/2026	EUR	200	243
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		1,101	1,097
Dell International LLC / EMC Corp.,
4.00%, 07/15/2024		674	729
5.45%, 06/15/2023		4,750	5,099
7.13%, 06/15/2024 (e)		4,810	4,919
Diebold Nixdorf, Inc., 9.38%, 07/15/2025 (e)		175	192
KBR, Inc., 4.75%, 09/30/2028 (e)		6	6
NCR Corp.,
5.00%, 10/01/2028 (e)		1,066	1,089
5.13%, 04/15/2029 (e)		2,622	2,704
5.25%, 10/01/2030 (e)		3,175	3,329
6.13%, 09/01/2029 (e)		1,213	1,316
Science Applications International Corp., 4.88%, 04/01/2028 (e)		817	844
Seagate HDD Cayman, (Cayman Islands),
3.13%, 07/15/2029 (e)		600	580
3.38%, 07/15/2031 (e)		375	365
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		2,130	2,236

			28,327

Office/Business & Equipments — 0.1%
CDW LLC / CDW Finance Corp.,
3.25%, 02/15/2029		2,161	2,215
4.13%, 05/01/2025		23	24

			2,239

Semiconductors — 0.5%
Entegris, Inc.,
3.63%, 05/01/2029 (e)		666	679
4.38%, 04/15/2028 (e)		858	899
Microchip Technology, Inc.,
0.97%, 02/15/2024 (e)		889	889
2.67%, 09/01/2023		1,446	1,499
4.25%, 09/01/2025		4,943	5,169
4.33%, 06/01/2023		438	463
NXP BV / NXP Funding LLC, (Multinational), 3.88%, 09/01/2022 (e)		1,008	1,038
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		1,018	1,052

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Qorvo, Inc., 3.38%, 04/01/2031 (e)		550	580
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		1,200	1,184
Skyworks Solutions, Inc., 0.90%, 06/01/2023		3,725	3,732
Synaptics, Inc., 4.00%, 06/15/2029 (e)		657	672

			17,856

Software — 1.5%
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		4,451	4,473
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	365
7.13%, 10/02/2025 (e)		1,551	1,656
9.13%, 03/01/2026 (e)		3,344	3,506
Brunello Bidco SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.75%, 02/15/2028 (aa)	EUR	100	116
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,348	1,400
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2025 (e)		1,262	1,271
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		1,554	1,554
4.88%, 07/01/2029 (e)		3,222	3,231
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/2026 (e) (w)		463	476
6.50%, 10/15/2028 (e) (w)		714	741
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026 (e)		1,502	1,575
10.25%, 02/15/2027 (e)		2,976	3,199
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		1,717	1,726
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.63%, 05/01/2028 (e)		1,374	1,353
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		1,163	1,175
MSCI, Inc.,
3.25%, 08/15/2033 (e)		596	603
3.63%, 09/01/2030 (e)		1,031	1,066
3.63%, 11/01/2031 (e)		454	472
3.88%, 02/15/2031 (e)		783	821
Open Text Corp., (Canada), 3.88%, 02/15/2028 (e)		692	706
Open Text Holdings, Inc., 4.13%, 02/15/2030 (e)		574	590
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		1,437	1,442
PTC, Inc.,
3.63%, 02/15/2025 (e)		350	355
4.00%, 02/15/2028 (e)		400	411
Rackspace Technology Global, Inc.,
3.50%, 02/15/2028 (e)		975	941
5.38%, 12/01/2028 (e)		1,582	1,554
Rocket Software, Inc., 6.50%, 02/15/2029 (e)		2,489	2,464
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		5,357	5,660
Twilio, Inc., 3.88%, 03/15/2031		1,286	1,317
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		6,231	6,480
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		1,561	1,561

			54,260

Total Technology			102,682

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Utilities — 3.3%
Electric — 2.6%
AES Corp. (The), 3.30%, 07/15/2025 (e)		997	1,059
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		1,472	1,500
American Transmission Systems, Inc., 5.25%, 01/15/2022 (e)		2,700	2,734
Calpine Corp.,
3.75%, 03/01/2031 (e)		1,673	1,610
4.50%, 02/15/2028 (e)		2,019	2,059
4.63%, 02/01/2029 (e)		6,768	6,667
5.00%, 02/01/2031 (e)		3,125	3,125
5.13%, 03/15/2028 (e)		8,762	8,874
5.25%, 06/01/2026 (e)		1,044	1,074
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e) (w)		557	556
4.75%, 03/15/2028 (e)		254	268
Comision Federal de Electricidad, (Mexico), 4.88%, 01/15/2024 (e)		1,200	1,294
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 09/15/2023 (aa)		1,463	1,463
Edison International,
3.13%, 11/15/2022		1,500	1,537
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		1,500	1,551
Electricite de France SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 06/15/2030 (x) (aa)	EUR	600	731
Entergy Louisiana LLC, 0.95%, 10/01/2024 (w)		527	527
FirstEnergy Corp.,
2.05%, 03/01/2025		2,380	2,404
2.65%, 03/01/2030		146	145
Series B, 2.25%, 09/01/2030		24	23
Series B, 4.40%, 07/15/2027		621	681
Series B, 4.75%, 03/15/2023		720	749
Series C, 3.40%, 03/01/2050		1,674	1,609
Series C, 5.35%, 07/15/2047		2,203	2,686
Series C, 7.38%, 11/15/2031		613	838
FirstEnergy Transmission LLC, 4.55%, 04/01/2049 (e)		36	42
5.45%, 07/15/2044 (e)		1,734	2,206
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.27%), 0.40%, 02/22/2023 (aa)		1,473	1,473
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		1,325	1,308
3.63%, 02/15/2031 (e)		2,224	2,185
3.75%, 06/15/2024 (e)		1,793	1,912
3.88%, 02/15/2032 (e)		3,082	3,036
5.25%, 06/15/2029 (e)		1,225	1,303
5.75%, 01/15/2028		775	824
6.63%, 01/15/2027		2,529	2,620
Pacific Gas and Electric Co.,
1.37%, 03/10/2023		900	897
3.15%, 01/01/2026		2,350	2,428
3.25%, 06/15/2023		776	797
3.75%, 02/15/2024		1,250	1,304
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,367	1,425

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PG&E Corp.,
5.00%, 07/01/2028		3,100	3,149
5.25%, 07/01/2030		3,293	3,367
TransAlta Corp., (Canada), 4.50%, 11/15/2022		800	821
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		2,188	2,301
4.38%, 05/01/2029 (e)		3,095	3,103
5.00%, 07/31/2027 (e)		3,525	3,639
5.50%, 09/01/2026 (e)		4,600	4,726
5.63%, 02/15/2027 (e)		2,413	2,498

			93,128

Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,505	1,663
5.63%, 05/20/2024		2,000	2,172
5.75%, 05/20/2027		600	678
5.88%, 08/20/2026		4,170	4,712
Atmos Energy Corp.,
(ICE LIBOR USD 3 Month + 0.38%), 0.50%, 03/09/2023 (aa)		1,138	1,138
0.63%, 03/09/2023		5,254	5,254
Centrica plc, (United Kingdom), 4.00%, 10/16/2023 (e)		800	840
ONE Gas, Inc.,
(ICE LIBOR USD 3 Month + 0.61%), 0.72%, 03/11/2023 (aa)		583	583
0.85%, 03/11/2023		2,387	2,388
1.10%, 03/11/2024		2,731	2,731

			22,159

Water — 0.1%
Aquarion Co., 4.00%, 08/15/2024 (e)		927	996
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (e)		499	535
Thames Water Kemble Finance plc, (United Kingdom), Reg. S, 4.63%, 05/19/2026	GBP	268	376

			1,907

Total Utilities			117,194

Total Corporate Bonds (Cost $2,697,010)			2,713,696

Foreign Government Securities — 0.1%
Egypt Government International Bond, (Egypt), 6.13%, 01/31/2022 (e)		1,422	1,432
Kenya Government International Bond, (Kenya), 6.88%, 06/24/2024 (e)		1,000	1,094
Morocco Government International Bond, (Morocco), 4.25%, 12/11/2022 (e)		800	827

Total Foreign Government Securities (Cost $3,361)			3,353

U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes,
0.13%, 06/30/2023		18,929	18,895
0.13%, 08/31/2023		71,802	71,606

Total U.S. Treasury Obligations (Cost $90,529)			90,501

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Preferred Stock — 0.1%
Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (bb) (cc) (Cost $5,117)	5	5,275

	PRINCIPAL AMOUNT ($)
Loan Assignments — 5.7% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Alpha 3 BV, Initial Dollar Term Loan, (Netherlands), (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 03/18/2028 (aa)	1,584	1,582
Arc Falcon I Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 09/22/2028 (u) (aa)	89	89
Arc Falcon I Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 09/22/2028 (u) (aa)	607	606
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 08/27/2026 (aa)	442	446
Lummus Technology Holdings V LLC, 2021 Refinancing Term B Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 06/30/2027 (aa)	1,411	1,408
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 6 Month + 1.25%), 1.41%, 01/17/2023 (aa)	64	64
Nutrition & Biosciences, Inc., 5-year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.63%), 1.78%, 01/17/2025 (aa)	113	113
Solenis Holdings LLC, Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 06/26/2025 (aa)	1,230	1,229
Solenis Holdings LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 8.50%), 8.58%, 06/26/2026 (aa)	2,256	2,252

Total Basic Materials		7,789

Communications — 1.2%
Advertising — 0.1%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 09/27/2024 (aa)	863	861
Clear Channel Outdoor Holdings, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 08/21/2026 (aa)	2,820	2,759

		3,620

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 02/16/2028 (aa)	178	179
Barracuda Networks, Inc., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.50%, 10/30/2028 (aa)	827	836
CNT Holdings I Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/08/2027 (aa)	447	447
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 0.96%, 03/15/2024 (aa)	1,750	1,732
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.25%), 6.34%, 02/23/2029 (aa)	109	110
Northwest Fiber LLC, Term B-2 Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 04/30/2027 (u) (aa)	311	311
Proofpoint, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 08/31/2028 (aa)	877	872

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Internet — continued
ProQuest LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 10/23/2026 (aa)	603	602
Uber Technologies, Inc., 2021 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 04/04/2025 (aa)	245	245

		5,334

Media — 0.3%
Charter Communications Operating LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 04/30/2025 (u) (aa)	3,342	3,337
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 08/24/2026 (aa)	497	309
DIRECTV Financing LLC, Closing Date Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 08/02/2027 (u) (aa)	1,878	1,879
Nexstar Media Inc., Term A-5 Loan, (ICE LIBOR USD 1 Month + 1.50%), 1.59%, 09/19/2024 (aa)	877	874
Nexstar Media Inc., Term B-3 Loan, (ICE LIBOR USD 3 Month + 2.33%), 2.38%, 01/17/2024 (u) (aa)	1,257	1,255
Nielsen Finance LLC, Class B-4 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 10/04/2023 (aa)	3,024	3,018
Radiate Holdco LLC, Term B Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 09/25/2026 (aa)	462	461

		11,133

Telecommunications — 0.6%
AT&T Inc., Advance, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 03/23/2022 (aa) (bb) (cc)	1,275	1,273
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/11/2026 (aa)	736	737
Crown Subsea Communications Holding, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.75%, 04/27/2027 (aa)	865	870
Delta Topco, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/01/2027 (aa)	600	600
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 3 Month + 3.25%), 3.43%, 05/27/2024 (aa)	686	661
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 5.75%), 6.75%, 11/27/2023 (u) (aa)	212	215
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, (Luxembourg), 8.63%, 01/02/2024	2,006	2,034
Intrado Corp., Initial Term B Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 10/10/2024 (aa)	5,314	5,230
Intrado Corp., Incremental Term B-1 Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 10/10/2024 (aa)	1,348	1,317
Lumen Technologies Inc., Term A Loan, (ICE LIBOR USD 1 Month + 2.25%), 2.09%, 01/31/2025 (u) (aa)	1,100	1,091
Xplornet Communications Inc., 2nd Lien Term Loan, (Canada), (ICE LIBOR USD 3 Month + 0.50%), 7.00%, 09/30/2029 (u) (aa) (bb)	475	470
Xplornet Communications Inc., Initial Term Loan Retired 10/01/2021, (Canada), (ICE LIBOR USD 1 Month + 4.75%), 4.84%, 06/10/2027 (aa)	2,138	2,136
Xplornet Communications Inc., Term Loan, (Canada), (ICE LIBOR USD 3 Month + 0.50%), 4.00%, 09/30/2028 (u) (aa)	2,590	2,584

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Telecommunications — continued
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 03/09/2027 (aa)	1,055	1,045

		20,263

Total Communications		40,350

Consumer Cyclical — 0.8%
Airlines — 0.3%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/20/2028 (u) (aa)	3,845	3,973
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/2027 (aa)	490	521
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 04/21/2028 (aa)	5,075	5,107

		9,601

Auto Manufacturers — 0.0% (g)
Ford Motor Co., Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/31/2022 (aa)	850	839

Entertainment — 0.1%
Penn National Gaming, Inc., Term A Facility Refinancing Loan, (ICE LIBOR USD 1 Month + 2.41%), 3.75%, 10/19/2023 (u) (aa)	832	827
Raptor Acquisition Corp., Term B Loan (First Lien), (Canada), (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 11/01/2026 (u) (aa)	201	202
Scientific Games International, Inc., Initial Term B-5 Loan, (ICE LIBOR USD 1 Month + 2.93%), 2.84%, 08/14/2024 (u) (aa)	1,761	1,753

		2,782

Leisure Time — 0.0% (g)
Life Time, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/16/2024 (u) (aa)	1,042	1,049
(ICE LIBOR USD 3 Month + 5.36%), 5.75%, 12/16/2024 (u) (aa)	878	884

		1,933

Lodging — 0.1%
Caesars Resort Collection LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 3.58%, 07/21/2025 (aa)	1,259	1,259
Casablanca US Holdings Inc., Amendment No. 2 Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.09%), 4.12%, 03/29/2024 (u) (aa)	1,342	1,338
Golden Nugget, Inc., Initial B Term Loan, (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/04/2023 (aa)	907	903
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 06/22/2026 (aa)	2,036	2,018

		5,518

Retail — 0.3%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 02/03/2024 (aa)	1,041	1,041
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 01/31/2028 (aa)	186	184
IRB Holding Corp., Fourth Amendment Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027 (aa)	1,856	1,858
LBM Acquisition LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/17/2027 (aa)	55	54

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Retail — continued
PetSmart LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 02/11/2028 (aa)	3,192	3,197
Staples, Inc., 2019 Refinancing New Term B-1 Loan, (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 04/16/2026 (aa)	504	480
White Cap Buyer LLC, Initial Closing Date Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027 (aa)	2,898	2,904

		9,718

Total Consumer Cyclical		30,391

Consumer Non-cyclical — 0.7%
Commercial Services — 0.3%
Medical Solutions L.L.C., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 09/24/2028 (u) (aa) (bb) (cc)	503	498
Parexel International Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 09/27/2024 (aa)	1,320	1,318
Sabre GLBL Inc., 2021 Other Term B-1 Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (aa)	588	584
Sabre GLBL Inc., 2021 Other Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027 (aa)	937	931
Sotheby’s, 2021 Second Refinancing Term Loan, (ICE LIBOR USD 2 Month + 4.50%), 5.00%, 01/15/2027 (aa)	106	106
Syniverse Holdings, Inc., Tranche C Term Loan , (ICE LIBOR USD 3 Month + 5.89%), 6.00%, 03/09/2023 (u) (aa)	930	929
Verscend Holding Corp., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.08%, 08/27/2025 (aa)	4,988	4,992

		9,358

Food — 0.1%
US Foods, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 06/27/2023 (aa)	1,308	1,300

Healthcare - Products — 0.0% (g)
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 06/30/2025 (aa)	845	844

Healthcare - Services — 0.2%
DaVita Inc., Tranche B-1 Term Loan, (ICE LIBOR USD 1 Month + 1.75%), 1.83%, 08/12/2026 (u) (aa)	2,141	2,128
Envision Healthcare Corp., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 10/10/2025 (aa)	2,119	1,880
Gentiva Health Services, Inc., Term B-1 Loan (First Lien), (ICE LIBOR USD 1 Month + 2.75%), 2.88%, 07/02/2025 (aa)	962	961
Icon Public Limited Co., Lux Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 07/03/2028 (aa)	1,430	1,435
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 11/16/2025 (aa)	592	591
Quorum Health Corp., Term Loan (Exit), (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 04/29/2025 (aa)	611	612
WCG Purchaser Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 01/08/2027 (aa)	291	292

		7,899

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 03/01/2024 (aa)	1,053	1,052
Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 03/27/2028 (aa)	2,389	2,332
Icon Public Limited Co., U.S. Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 07/03/2028 (aa)	356	357
NVA Holdings, Inc., Term A-5 Loan, (ICE LIBOR USD 1 Month + 2.00%), 2.13%, 02/19/2025 (aa)	721	707

		4,448

Total Consumer Non-cyclical		23,849

Energy — 0.3%
Gas & Oil — 0.2%
Ascent Resources Utica Holdings Llc / Aru Finance Corp., Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 11/01/2025 (u) (aa)	5,803	6,345
Hess Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 03/16/2023 (aa)	381	377

		6,722

Pipelines — 0.1%
Cheniere Corpus Christi Holdings LLC, Tranche 2, (ICE LIBOR USD 3 Month + 1.65%), 1.88%, 06/30/2024 (u) (aa)	1,001	999
Lower Cadence, (ICE LIBOR USD 3 Month + 4.02%), 4.13%, 05/22/2026 (u) (aa)	997	996

		1,995

Total Energy		8,717

Financial — 0.5%
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-3 Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.50%, 01/15/2025 (aa)	852	848
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.75%), 7.50%, 04/07/2028 (aa)	763	786
Delos Finance S.a r.l., New Loan (2018), (Luxembourg), (ICE LIBOR USD 3 Month + 1.75%), 1.88%, 10/06/2023 (aa)	1,080	1,079

		2,713

Insurance — 0.3%
Alliant Holdings Intermediate LLC, 2020 New Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 11/05/2027 (aa)	494	494
Alliant Holdings Intermediate LLC, Initial Term Loan (2018), (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 05/09/2025 (aa)	594	590
Asurion LLC, New B-3 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 5.33%, 01/31/2028 (aa)	1,794	1,788
Asurion LLC, New B-4 Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 5.25%), 5.33%, 01/20/2029 (aa)	2,785	2,770
Asurion LLC, Replacement B-6 Term Loan, (ICE LIBOR USD 1 Month + 3.13%), 3.21%, 11/03/2023 (aa)	1,243	1,235
Hub International Limited, B-3 Incremental Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 04/25/2025 (aa)	738	738
Sedgwick Claims Management Services, Inc., 2020 Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 09/03/2026 (aa)	292	292

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — continued
Sedgwick Claims Management Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 12/31/2025 (aa)	1,825	1,810

		9,717

REITS — 0.1%
GLP Capital LP, Term Loan A2, (ICE LIBOR USD 1 Month + 1.33%), 1.84%, 05/21/2023 (u) (aa) (bb) (cc)	795	793
Invitation Homes Operating Partnership LP, Term Loan A, (ICE LIBOR USD 1 Month + 1.00%), 1.08%, 01/31/2025 (aa)	3,302	3,286

		4,079

Total Financial		16,509

Industrial — 0.6%
Aerospace/Defense — 0.1%
Boeing Co., The, Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.25%), 1.37%, 02/07/2022 (aa)	3,929	3,924
Sequa Mezzanine Holdings L.L.C., Extended Term Loan (First Lien), (ICE LIBOR USD 3 Month + 6.75%), 7.75%, 11/28/2023 (aa)	291	295
Spirit Aerosystems, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 01/15/2025 (aa)	310	310

		4,529

Building Materials — 0.1%
CP Atlas Buyer, Inc., Term B Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027 (aa)	627	624
CPG International LLC, New Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 05/05/2024 (aa)	725	725
Standard Industries Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 09/22/2028 (u) (aa)	1,793	1,794

		3,143

Engineering & Construction — 0.2%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 06/21/2024 (u) (aa)	6,300	6,240
KKR Apple Bidco LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 09/22/2028 (u) (aa)	390	390
KKR Apple Bidco LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 5.75%), 6.25%, 09/21/2029 (u) (aa)	96	97

		6,727

Environmental Control — 0.0% (g)
Clean Harbors, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 1.78%), 1.88%, 06/28/2024 (u) (aa)	250	250
Madison IAQ LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 06/21/2028 (aa)	370	369

		619

Machinery - Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 2.83%, 03/02/2027 (aa)	447	445

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Machinery - Diversified — 0.1%
Titan Acquisition Limited, Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 03/28/2025 (aa)	2,856	2,803

Miscellaneous Manufactur — 0.0% (g)
Momentive Performance Materials Inc., Initial Dollar Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 05/15/2024 (aa)	506	505

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 04/03/2024 (aa)	1,594	1,560
Owens-Illinois Group, Inc., Tranche A TLA, (ICE LIBOR USD 3 Month + 1.50%), 1.57%, 06/25/2024 (aa)	995	987

		2,547

Shipbuilding — 0.0% (g)
MHI Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 5.00%), 5.08%, 09/21/2026 (aa)	540	542

Transportation — 0.0% (g)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 04/06/2028 (aa)	244	245

Total Industrial		22,105

Technology — 1.4%
Computers — 0.4%
Dell International L.L.C., Refinancing Term B-2 Loan, (ICE LIBOR USD 1 Month + 1.75%), 2.00%, 09/19/2025 (u) (aa)	3,496	3,495
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 07/27/2028 (u) (aa)	2,836	2,835
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 9.00%, 07/27/2029 (u) (aa)	1,481	1,479
McAfee LLC, Term B USD Loan, (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 09/30/2024 (aa)	2,393	2,393
Neustar, Inc., TLB4 (First Lien), (ICE LIBOR USD 1 Month + 3.49%), 4.50%, 08/08/2024 (u) (aa)	249	249
Peraton Corp., Term B Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 02/01/2028 (u) (aa)	2,985	2,986

		13,437

Software — 1.0%
Azalea TopCo, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 07/24/2026 (u) (aa)	718	713
BMC Software, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 03/23/2026 (u) (aa)	2,005	2,027
Boxer Parent Co. Inc., 2021 Replacement Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 10/02/2025 (u) (aa)	2,171	2,157
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026 (aa)	2,501	2,507
Castle US Holding Corp., Initial Dollar Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 01/29/2027 (aa)	1,092	1,083
Cornerstone OnDemand, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 04/22/2027 (u) (aa)	623	622

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Dun & Bradstreet Corp., The, Initial Term Borrowing, (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 02/06/2026 (aa)	1,688	1,686
Epicor Software Corp., Term C Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 07/30/2027 (aa)	1,424	1,423
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/01/2027 (aa)	1,863	1,869
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 03/11/2028 (aa)	407	406
Informatica LLC, Dollar 2020 Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 02/25/2027 (aa)	1,661	1,655
Informatica LLC, Initial Loan (Second Lien), 7.13%, 02/25/2025	558	565
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 06/13/2024 (aa)	1,992	1,975
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 7.25%), 8.25%, 06/13/2025 (aa)	1,000	1,005
Mitchell International, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 11/29/2024 (aa)	888	886
Planview Parent, Inc., Closing Date Loan (Second Lien), (ICE LIBOR USD 3 Month + 7.25%), 8.00%, 12/18/2028 (aa)	180	179
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 06/02/2028 (aa)	1,394	1,397
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 04/26/2024 (aa)	276	276
Rackspace Technology Global, Inc., 2021 Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 02/15/2028 (aa)	792	786
RealPage, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 04/24/2028 (aa)	1,707	1,701
Renaissance Holding Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 3.33%, 05/30/2025 (aa)	419	415
Skillsoft Finance II, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.50%, 07/14/2028 (aa)	1,450	1,455
Sophia, L.P., Closing Date Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/07/2027 (aa)	3,880	3,893
Sovos Compliance LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.50%), 5.00%, 08/11/2028 (aa)	543	545
TIBCO Software Inc., Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 7.25%), 7.34%, 03/03/2028 (aa)	455	459
UKG Inc., 2021 Incremental Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 05/04/2026 (aa)	442	442
UKG Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 3.83%, 05/04/2026 (aa)	790	791
Veritas US Inc., Dollar Term B-2021 Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 09/01/2025 (aa)	3,399	3,411

		36,329

Total Technology		49,766

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — continued
Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 07/30/2026 (aa)		1,468		1,293

Total Loan Assignments (Cost $200,879)				200,769

Short-Term Investments — 5.2%
Commercial Papers — 0.3%
Enel Finance America LLC, 0.45%, 02/04/2022 (e) (n)		1,000		999
Jabil, Inc.,
0.41%, 10/01/2021 (e) (n)		7,742		7,742
0.45%, 10/28/2021 (e) (n)		353		353
Welltower, Inc., 0.14%, 10/05/2021 (e) (n)		328		328

Total Commercial Papers				9,422

Time Deposits — 4.1%
Australia & New Zealand Banking Group Ltd., 0.01%, 10/01/2021		57,997		57,997
BNP Paribas SA,
(1.42%), 10/01/2021	CHF	—	(h)	1
(0.79%), 10/01/2021	EUR	116		134
0.01%, 10/01/2021		62,054		62,054
Citibank NA,
0.01%, 10/01/2021	GBP	4		6
0.01%, 10/01/2021		351		351
Sumitomo Mitsui Banking Corp., 0.01%, 10/01/2021		24,652		24,652

Total Time Deposits				145,195

U.S. Treasury Obligation — 0.8%
U.S. Treasury Bill, Zero Coupon, 01/27/2022		29,404		29,400

Total Short-Term Investments (Cost $184,017)				184,017

Total Investments — 100.9% (Cost - $3,533,012)*				3,551,224
Liabilities in Excess of Other Assets — (0.9)%				(33,125)

NET ASSETS — 100.0%				$3,518,099

Percentages indicated are based on net assets

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2021:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	12/2021	EUR	260	— (h)
U.S. Treasury 10 Year Note	122	12/2021	USD	16,180	(124)
U.S. Treasury 2 Year Note	711	12/2021	USD	156,542	(83)
U.S. Treasury 5 Year Note	387	12/2021	USD	47,731	(230)
U.S. Treasury Long Bond	52	12/2021	USD	8,450	(171)

					(608)

Short Contracts
Euro BOBL	(1)	12/2021	EUR	(157)	1
Euro Bund	(3)	12/2021	EUR	(600)	10
Long Gilt	(2)	12/2021	GBP	(348)	11
U.S. Treasury 10 Year Note	(4)	12/2021	USD	(532)	6
U.S. Treasury 5 Year Note	(431)	12/2021	USD	(53,294)	392
U.S. Treasury Ultra Bond	(70)	12/2021	USD	(13,831)	456

					876

Total unrealized appreciation (depreciation)					268

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2021:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	359	EUR	304	Morgan Stanley & Co.	10/04/2021	7
USD	356	EUR	304	HSBC Bank Plc	11/02/2021	4
USD	221	CHF	202	Morgan Stanley & Co.	12/15/2021	4
USD	12,520	EUR	10,556	Bank of America, NA	12/15/2021	274
USD	12,504	EUR	10,556	BNP Paribas	12/15/2021	257
USD	126	EUR	108	BNP Paribas	12/15/2021	1
USD	108	EUR	92	Citibank, NA	12/15/2021	1
USD	9	EUR	8	Citibank, NA	12/15/2021	—	(h)
USD	110	EUR	94	Goldman Sachs International	12/15/2021	1
USD	109	EUR	93	Morgan Stanley & Co.	12/15/2021	1
USD	7	EUR	6	Morgan Stanley & Co.	12/15/2021	—	(h)
USD	6,887	GBP	4,973	Bank of America, NA	12/15/2021	186
USD	105	GBP	77	UBS AG LONDON	12/15/2021	1

Total unrealized appreciation						737

EUR	108	USD	126	BNP Paribas	10/01/2021	(1)
EUR	304	USD	356	HSBC Bank Plc	10/04/2021	(4)

Total unrealized depreciation						(5)

Net unrealized appreciation (depreciation)						732

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2021:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Adler Real Estate AG, 1.50%, 12/06/2021	5.00%	Quarterly	Morgan Stanley	12/20/2025	6.96	EUR	30	5	(7)	(2)
CMA CGM SA, 7.50%, 15/01/2026	5.00%	Quarterly	Goldman Sachs	06/20/2026	2.73	EUR	10	1	— (h)	1

Total								6	(7)	(1)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of September 30, 2021:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.36-V1	5.00%	Quarterly	06/20/2026	2.85	USD 22,325	2,180	195	2,374

Total						2,180	195	2,374

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021

BofA	—	Bank of America
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
ICE	—	Intercontinental Exchange
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2021.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of September 30, 2021.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of September 30, 2021. Unless otherwise indicated, the coupon rate is undetermined.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$64,296	$—	$64,296
Certificates of Deposit
Financial	—	12,813	—	12,813
Collateralized Mortgage Obligations	—	23,368	—	23,368
Commercial Mortgage-Backed Securities	—	24,142	700	24,842
Corporate Bonds
Basic Materials	—	8,485	—	8,485
Communications	—	25,075	—	25,075
Consumer Cyclical	—	42,940	—	42,940
Consumer Non-cyclical	—	38,655	—	38,655
Diversified	—	1,751	—	1,751
Energy	—	11,570	—	11,570
Financial	—	158,805	—	158,805
Government	—	810	—	810
Industrial	—	14,092	—	14,092
Technology	—	13,049	—	13,049
Utilities	—	16,345	—	16,345

Total Corporate Bonds	—	331,577	—	331,577

Foreign Government Securities	—	12,653	—	12,653
Municipal Bonds	—	3,676	—	3,676
U.S. Government Agency Securities	—	6,594	—	6,594
U.S. Treasury Obligation	—	28,672	—	28,672
Short-Term Investments
Certificates of Deposit	—	9,002	—	9,002
Corporate Bonds	—	2,401	—	2,401
Foreign Government Securities	—	36,824	—	36,824
Municipal Bonds	—	1,330	—	1,330
Time Deposits	—	61,495	—	61,495

Total Short-Term Investments	—	111,052	—	111,052

Total Investments in Securities	$—	$618,843	$700	$619,543

Appreciation in Other Financial Instruments
Futures contracts	$190	$—	$—	$190
Forward Foreign Currency Exchange contracts	—	860	—	860
Centrally Cleared Credit Default Swaps contracts	—	8	—	8

Total Appreciation in Other Financial Instruments	$190	$868	$—	$1,058

Depreciation in Other Financial Instruments
Futures contracts	$(202)	$—	$—	$(202)
Forward Foreign Currency Exchange contracts	—	(64)	—	(64)
Centrally Cleared Interest Rate Swap contracts	—	(12)	—	(12)
Centrally Cleared Credit Default Swaps contracts	—	(2)	—	(2)

Total Depreciation in Other Financial Instruments	$(202)	$(78)	$—	$(280)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$20,273	$—	$20,273
Collateralized Mortgage Obligations	—	24,906	—	24,906
Commercial Mortgage-Backed Securities	—	7,512	600	8,112
Corporate Bonds
Communications	—	3,771	—	3,771
Consumer Cyclical	—	7,773	—	7,773
Consumer Non-cyclical	—	10,862	—	10,862
Diversified	—	1,879	—	1,879
Energy	—	5,407	—	5,407
Financial	—	52,944	—	52,944
Government	—	810	—	810
Industrial	—	5,185	—	5,185
Technology	—	412	—	412
Utilities	—	6,821	—	6,821

Total Corporate Bonds	—	95,864	—	95,864

Foreign Government Securities	—	6,660	—	6,660
Municipal Bonds	—	439,153	—	439,153
U.S. Government Agency Securities	—	7,094	—	7,094
U.S. Treasury Obligation	—	28,074	—	28,074
Short-Term Investments
Foreign Government Securities	—	6,228	—	6,228
Municipal Bonds	—	1,539	—	1,539
Time Deposits	—	12,195	—	12,195

Total Short-Term Investments	—	19,962	—	19,962

Total Investments in Securities	$—	$649,498	$600	$650,098

Appreciation in Other Financial Instruments
Futures contracts	$185	$—	$—	$185
Forward Foreign Currency Exchange contracts	—	373	—	373
Centrally Cleared Credit Default Swaps contracts	—	9	—	9

Total Appreciation in Other Financial Instruments	$185	$382	$—	$567

Depreciation in Other Financial Instruments
Futures contracts	$(253)	$—	$—	$(253)
Forward Foreign Currency Exchange contracts	—	(83)	—	(83)
Centrally Cleared Interest Rate Swap contracts	—	(13)	—	(13)
Centrally Cleared Credit Default Swaps contracts	—	(3)	—	(3)

Total Depreciation in Other Financial Instruments	$(253)	$(99)	$—	$(352)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$90,082	$—	$—	$90,082
Communications	4,214,738	—	—	4,214,738
Consumer Cyclical	478,347	—	—	478,347
Consumer Non-cyclical	3,370,496	—	—	3,370,496
Energy	135,662	—	—	135,662
Financial	2,748,156	—	—	2,748,156
Industrial	2,273,650	—	—	2,273,650
Technology	4,315,615	—	—	4,315,615
Utilities	106,322	—	—	106,322

Total Common Stocks	17,733,068	—	—	17,733,068

Short-Term Investments
Time Deposits	—	114,030	—	114,030

Total Investments in Securities	$17,733,068	$114,030	$—	$17,847,098

Depreciation in Other Financial Instruments
Futures contracts	$(3,360)	$—	$—	$(3,360)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$2	$—	$2
Common Stocks
Australia	—	21,435	—	21,435
Austria	—	42,116	—	42,116
Belgium	—	129,294	—	129,294
Chile	—	2,867	—	2,867
China	—	29	37	66
Denmark	36,708	461,046	—	497,754
Finland	1,479	191,264	—	192,743
France	25,611	1,229,542	—	1,255,153
Germany	6,970	1,254,807	—	1,261,777
Hong Kong	—	—	49	49
Indonesia	—	174	—	174
Ireland	13,374	78,238	—	91,612
Italy	—	492,676	—	492,676
Jordan	—	11,078	—	11,078
Luxembourg	2,833	5,607	—	8,440
Netherlands	6,576	714,190	—	720,766
Norway	7,542	46,997	—	54,539
Poland	—	2,833	—	2,833
Portugal	42,626	993	—	43,619
South Korea	—	378,178	—	378,178
Spain	37,671	456,222	—	493,893
Sweden	21,206	436,760	—	457,966
Switzerland	51,484	2,849,329	—	2,900,813
Taiwan	—	220	—	220
United Arab Emirates	—	—	—	—
United Kingdom	18,987	2,026,462	—	2,045,449

Total Common Stocks	273,067	10,832,357	86	11,105,510

Preferred Stocks
Brazil	17	—	—	17
Germany	547	119,300	—	119,847
South Korea	—	44,650	—	44,650

Total Preferred Stocks	564	163,950	—	164,514

Rights
India	—	—	9	9
South Korea	—	—	12	12

Total Rights	—	—	21	21

Warrants
Thailand	—	—	—	—

Total Warrants	—	—	—	—

Short-Term Investments
Time Deposits	—	85,433	—	85,433

Total Investments in Securities	$273,631	$11,081,742	$107	$11,355,480

Appreciation in Other Financial Instruments
Futures contracts	$158	$—	$—	$158
Forward Foreign Currency Exchange contracts	—	122	—	122

Total Appreciation in Other Financial Instruments	$158	$122	$—	$280

Depreciation in Other Financial Instruments
Futures contracts	$(1,420)	$—	$—	$(1,420)
Forward Foreign Currency Exchange contracts	—	(233)	—	(233)

Total Depreciation in Other Financial Instruments	$(1,420)	$(233)	$—	$(1,653)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$78,923	$—	$78,923
Collateralized Mortgage Obligations	—	115,698	19,954	135,652
Commercial Mortgage-Backed Securities	—	52,002	—	52,002
Corporate Bonds
Basic Materials	—	44,992	—	44,992
Communications	—	87,580	—	87,580
Consumer Cyclical	—	87,161	—	87,161
Consumer Non-cyclical	—	208,370	—	208,370
Energy	—	87,293	—	87,293
Financial	—	581,101	—	581,101
Government	—	137,946	—	137,946
Industrial	—	84,375	—	84,375
Technology	—	37,657	—	37,657
Utilities	—	113,764	—	113,764

Total Corporate Bonds	—	1,470,239	—	1,470,239

Foreign Government Securities	—	3,765,204	—	3,765,204
Mortgage-Backed Securities	—	1,644,310	—	1,644,310
Municipal Bonds	—	3,125	—	3,125
U.S. Government Agency Securities	—	19,233	—	19,233
U.S. Treasury Obligations	—	636,460	—	636,460
Short-Term Investments
Repurchase Agreement	—	64,200	—	64,200
Time Deposits	—	606,015	—	606,015
U.S. Treasury Obligations	—	31,096	—	31,096

Total Short-Term Investments	—	701,311	—	701,311

Total Investments in Securities	$—	$8,486,505	$19,954	$8,506,459

Liabilities
Debt Securities
Foreign Government Security	$—	$1,873	$—	$1,873
Mortgage-Backed Securities	—	301,976	—	301,976

Total Securities Sold Short	$—	$303,849	$—	$303,849

Appreciation in Other Financial Instruments
Futures contracts	$1,928	$—	$—	$1,928
Forward Foreign Currency Exchange contracts	—	77,261	—	77,261
Centrally Cleared Interest Rate Swap contracts	—	798	—	798

Total Appreciation in Other Financial Instruments	$1,928	$78,059	$—	$79,987

Depreciation in Other Financial Instruments
Futures contracts	$(2,297)	$—	$—	$(2,297)
Forward Foreign Currency Exchange contracts	—	(16,914)	—	(16,914)
OTC Interest Rate Swaps contracts	—	(70)	—	(70)
Centrally Cleared Interest Rate Swap contracts	—	(2,582)	—	(2,582)
Options Written
Call Options Written	—	(282)	—	(282)
Put Options Written	—	(296)	—	(296)

Total Options Written	—	(578)	—	(578)

Total Depreciation in Other Financial Instruments	$(2,297)	$(20,144)	$—	$(22,441)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Security	$—	$352	$—	$352
Corporate Bond
Consumer Non-cyclical	—	895	—	895
Municipal Bonds	—	5,732,113	—	5,732,113
Short-Term Investments
Municipal Bonds	—	48,036	—	48,036
Time Deposits	—	405,311	—	405,311

Total Short-Term Investments	—	453,347	—	453,347

Total Investments in Securities	$—	$6,186,707	$—	$6,186,707

Appreciation in Other Financial Instruments
Future contract	$43	$—	$—	$43

Depreciation in Other Financial Instruments
Futures contracts	$(231)	$—	$—	$(231)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$178,607	$—	$178,607
Collateralized Mortgage Obligations	—	18,046	—	18,046
Commercial Mortgage-Backed Securities	—	103,048	—	103,048
Convertible Bonds
Basic Materials	—	199	—	199
Communications	—	23,367	—	23,367
Consumer Cyclical	—	2,902	—	2,902
Consumer Non-cyclical	—	3,928	—	3,928
Energy	—	8,973	—	8,973
Financial	—	10,926	—	10,926
Industrial	—	797	—	797
Technology	—	2,820	—	2,820

Total Convertible Bonds	—	53,912	—	53,912

Corporate Bonds
Basic Materials	—	129,973	842	130,815
Communications	—	424,047	864	424,911
Consumer Cyclical	—	501,150	—	501,150
Consumer Non-cyclical	—	451,567	8,737	460,304
Diversified	—	569	—	569
Energy	—	369,265	—	369,265
Financial	—	347,228	648	347,876
Industrial	—	258,930	—	258,930
Technology	—	102,682	—	102,682
Utilities	—	117,194	—	117,194

Total Corporate Bonds	—	2,702,605	11,091	2,713,696

Foreign Government Securities	—	3,353	—	3,353
U.S. Treasury Obligations	—	90,501	—	90,501
Preferred Stock
Consumer Cyclical	—	—	5,275	5,275

Loan Assignments
Basic Materials	—	7,789	—	7,789
Communications	—	38,607	1,743	40,350
Consumer Cyclical	—	30,391	—	30,391
Consumer Non-cyclical	—	23,351	498	23,849
Energy	—	8,717	—	8,717
Financial	—	15,716	793	16,509
Industrial	—	22,105	—	22,105
Technology	—	49,766	—	49,766
Utilities	—	1,293	—	1,293

Total Loan Assignments	—	197,735	3,034	200,769

Short-Term Investments
Commercial Papers	—	9,422	—	9,422
Time Deposits	—	145,195	—	145,195
U.S. Treasury Obligation	—	29,400	—	29,400

Total Short-Term Investments	—	184,017	—	184,017

Total Investments in Securities	$—	$3,531,824	$19,400	$3,551,224

Appreciation in Other Financial Instruments
Futures contracts	$876	$—	$—	$876
Forward Foreign Currency Exchange contracts	—	737	—	737
OTC Credit Default Swap contract	—	— (h )	—	— (h )
Centrally Cleared Credit Default Swap contract	—	195	—	195

Total Appreciation in Other Financial Instruments	$876	$932	$—	$1,808

Depreciation in Other Financial Instruments
Futures contracts	$(608)	$—	$—	$(608)
Forward Foreign Currency Exchange contracts	—	(5)	—	(5)
OTC Credit Default Swaps contracts	—	(7)	—	(7)

Total Depreciation in Other Financial Instruments	$(608)	$(12)	$—	$(620)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Six Circles Credit Opportunities Fund	Balance as of December 31, 2020	Realized gain (loss)	Net accretion (amortization)	Change in net unrealized appreciation (depreciation)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Corporate Bonds	$—	$—	$—	$55	$11,036	$—	$—	$—	$11,091
Preferred Stock	—	—	—	158	5,117	—	—	—	5,275
Loan Assignments	—	—	—	(1)	3,035	—	—	—	3,034

Total	$—	$—	$—	$212	$19,188	$—	$—	$—	$19,400

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3), amounted to $212,689.

There were no significant transfers out of or into level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements (amounts in thousands)

Security Type	Fair Value as September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bond	11,091	Market/Last Traded	Discount for lack of liquidity	0.00%
Preferred Stocks	5,275	Market/Last Traded	Discount for lack of liquidity	0.00%
Loans	3,034	Market/Last Traded/Vendor Pricing	Discount for lack of liquidity	0.00%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of September 30, 2021, The Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value
Sovos Compliance, LLC	First Lien Delayed Draw Term Loan	08/11/2028	2.25%	5.00%	94	94

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) - C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Global Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.